UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04550
NEW YORK LIFE INVESTMENTS FUNDS
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Candriam Emerging Markets Debt Fund
Class A/MGHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(3.06)%	7.55%	1.23%	3.03%
Class A Shares - Excluding sales charges		1.50%	12.62%	2.17%	3.50%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEMD10A-06/26
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class C/MHYCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$117	2.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.15)%	10.29%	0.98%	2.37%
Class C Shares - Excluding sales charges		0.83%	11.29%	0.98%	2.37%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEMD10C-06/26
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Class I/MGHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	1.70%	13.00%	2.46%	3.79%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEMD10I-06/26
NYLI Candriam Emerging Markets Debt Fund

NYLI Candriam Emerging Markets Debt Fund
Investor Class/MGHHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$80	1.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.78)%	7.55%	0.89%	2.67%
Investor Class Shares - Excluding sales charges		1.27%	12.03%	1.72%	3.14%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEMD10INV-06/26
NYLI Candriam Emerging Markets Debt Fund

NYLI MacKay High Yield Corporate Bond Fund
Class A/MHCAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$48	0.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(2.46)%	2.14%	2.91%	4.74%
Class A Shares - Excluding sales charges		2.14%	6.95%	3.87%	5.22%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10A-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class C/MYHCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$96	1.91%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.66%	4.96%	2.92%	4.31%
Class C Shares - Excluding sales charges		1.66%	5.96%	2.92%	4.31%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10C-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class I/MHYIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	2.07%	7.21%	4.12%	5.47%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10I-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R2/MHYRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R2	$53	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	1.89%	6.85%	3.76%	5.12%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10R2-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R3/MHYTX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$66	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R3 Shares	2/29/2016	1.77%	6.59%	3.50%	4.85%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10R3-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Class R6/MHYSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$28	0.57%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	2.15%	7.40%	4.26%	5.62%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10R6-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
Investor Class/MHHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	1.16%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.26)%	2.41%	2.83%	4.60%
Investor Class Shares - Excluding sales charges		1.82%	6.68%	3.68%	5.09%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10INV-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay High Yield Corporate Bond Fund
SIMPLE Class/MHHSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.83%	6.70%	3.57%	4.23%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.13%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	4.66%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSHY10SI-06/26
NYLI MacKay High Yield Corporate Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class A/MGVAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(2.06)%	1.85%	0.03%	1.39%
Class A Shares - Excluding sales charges		0.97%	5.00%	0.96%	1.86%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSINF10A-06/26
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class C/MGVCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$92	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.52)%	2.81%	(0.10)%	0.79%
Class C Shares - Excluding sales charges		0.47%	3.81%	(0.10)%	0.79%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSINF10C-06/26
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class I/MGOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$30	0.60%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	0.95%	5.06%	1.14%	2.09%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSINF10I-06/26
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Class R6/MGVDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$25	0.50%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.12%	5.28%	1.22%	1.74%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	0.83%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.10%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	0.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSINF10R6-06/26
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay U.S. Infrastructure Bond Fund
Investor Class/MGVNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.82)%	1.95%	(0.17)%	1.08%
Investor Class Shares - Excluding sales charges		0.70%	4.56%	0.65%	1.55%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSINF10INV-06/26
NYLI MacKay U.S. Infrastructure Bond Fund

NYLI MacKay Tax Free Bond Fund
Class A/MTBAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(1.59)%	3.24%	(0.36)%	1.73%
Class A Shares - Excluding sales charges		1.46%	6.44%	0.56%	2.20%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10A-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C/MTFCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$52	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.31%	5.00%	0.25%	1.92%
Class C Shares - Excluding sales charges		1.30%	6.00%	0.25%	1.92%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10C-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class C2/MTSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$59	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.23%	4.85%	0.10%	0.61%
Class C2 Shares - Excluding sales charges		1.23%	5.85%	0.10%	0.61%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.05%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10C2-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class I/MTBIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$24	0.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	1.58%	6.59%	0.79%	2.44%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10I-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Class R6/MTBDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$22	0.43%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.61%	6.64%	0.84%	1.85%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.36%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10R6-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Tax Free Bond Fund
Investor Class/MKINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.11)%	3.58%	(0.32)%	1.70%
Investor Class Shares - Excluding sales charges		1.42%	6.24%	0.50%	2.17%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MST10INV-06/26
NYLI MacKay Tax Free Bond Fund

NYLI MacKay Strategic Bond Fund
Class A/MASAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$47	0.93%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	(2.60)%	1.56%	2.53%	3.37%
Class A Shares - Excluding sales charges		1.99%	6.35%	3.48%	3.85%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSB10A-06/26
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class C/MSICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$96	1.91%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.40%	4.37%	2.49%	2.95%
Class C Shares - Excluding sales charges		1.40%	5.37%	2.49%	2.95%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSB10C-06/26
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class I/MSDIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$34	0.68%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	2.00%	6.62%	3.79%	4.13%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSB10I-06/26
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Class R6/MSYEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$30	0.59%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	2.04%	6.69%	3.84%	4.02%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.97%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.27%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSB10R6-06/26
NYLI MacKay Strategic Bond Fund

NYLI MacKay Strategic Bond Fund
Investor Class/MSYDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$58	1.16%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.34)%	1.78%	2.41%	3.23%
Investor Class Shares - Excluding sales charges		1.73%	6.02%	3.25%	3.71%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSB10INV-06/26
NYLI MacKay Strategic Bond Fund

NYLI WMC Enduring Capital Fund
Class A/MSOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$47	0.94%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(2.87)%	(8.48)%	4.65%	10.13%
Class A Shares - Excluding sales charges		2.78%	(3.16)%	5.84%	10.76%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWEC10A-06/26
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class C/MGOCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	1.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	1.26%	(5.05)%	4.81%	9.65%
Class C Shares - Excluding sales charges		2.24%	(4.13)%	4.81%	9.65%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWEC10C-06/26
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class I/MSOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.69%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	2.91%	(2.92)%	6.11%	11.04%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWEC10I-06/26
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Class R6/MCSDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$31	0.61%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	2.93%	(2.85)%	6.16%	6.20%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
S&P 500®Index[3]		6.03%	31.05%	13.14%	13.08%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	10.70%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWEC10R6-06/26
NYLI WMC Enduring Capital Fund

NYLI WMC Enduring Capital Fund
Investor Class/MCSSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	1.21%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.50)%	(8.24)%	4.52%	9.86%
Investor Class Shares - Excluding sales charges		2.63%	(3.41)%	5.60%	10.48%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWEC10INV-06/26
NYLI WMC Enduring Capital Fund

NYLI Winslow Large Cap Growth Fund
Class A/MLAAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$46	0.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	(10.47)%	14.11%	9.22%	15.83%
Class A Shares - Excluding sales charges		(5.26)%	20.75%	10.46%	16.49%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10A-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class C/MLACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$90	1.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	(6.45)%	18.69%	9.39%	15.44%
Class C Shares - Excluding sales charges		(5.92)%	19.36%	9.39%	15.44%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10C-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class I/MLAIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$34	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	(5.13)%	21.17%	10.72%	16.78%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10I-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R1/MLRRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R1	$39	0.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	(5.23)%	21.01%	10.61%	16.66%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10R1-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R2/MLRTX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R2	$51	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	(5.31)%	20.66%	10.34%	16.38%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10R2-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R3/MLGRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$63	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	(5.56)%	20.29%	10.05%	16.08%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10R3-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Class R6/MLRSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$31	0.64%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	(5.09)%	21.17%	10.82%	16.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10R6-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
Investor Class/MLINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$54	1.12%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(10.12)%	14.50%	9.14%	15.68%
Investor Class Shares - Excluding sales charges		(5.39)%	20.52%	10.27%	16.33%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10INV-06/26
NYLI Winslow Large Cap Growth Fund

NYLI Winslow Large Cap Growth Fund
SIMPLE Class/MLRMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$57	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	(5.38)%	20.57%	10.12%	11.19%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	14.80%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.27%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	11.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSLG10SI-06/26
NYLI Winslow Large Cap Growth Fund

NYLI MacKay Convertible Fund
Class A/MCOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.92%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	9.43%	26.03%	5.94%	10.70%
Class A Shares - Excluding sales charges		15.80%	33.37%	7.14%	11.32%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSC10A-06/26
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Class C/MCCVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$102	1.90%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	14.28%	31.03%	6.10%	10.28%
Class C Shares - Excluding sales charges		15.28%	32.03%	6.10%	10.28%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSC10C-06/26
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Class I/MCNVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$33	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	16.03%	33.78%	7.49%	11.69%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSC10I-06/26
NYLI MacKay Convertible Fund

NYLI MacKay Convertible Fund
Investor Class/MCINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$62	1.15%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	9.93%	26.38%	5.82%	10.48%
Investor Class Shares - Excluding sales charges		15.71%	33.04%	6.91%	11.10%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSC10INV-06/26
NYLI MacKay Convertible Fund

NYLI Money Market Fund
Class A/MMAXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$26	0.52%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	1.65%	3.63%	3.14%	1.95%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMM10A-06/26
NYLI Money Market Fund

NYLI Money Market Fund
Class C/MSCXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$39	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	1.52%	3.35%	2.91%	1.76%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMM10C-06/26
NYLI Money Market Fund

NYLI Money Market Fund
Investor Class/MKTXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	1.52%	3.35%	2.91%	1.76%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMM10INV-06/26
NYLI Money Market Fund

NYLI Money Market Fund
SIMPLE Class/MIPXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$23	0.46%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.68%	3.70%	3.12%	2.75%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.67%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMM10SI-06/26
NYLI Money Market Fund

NYLI Income Builder Fund
Class A/MTRAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$53	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.21%	20.32%	6.35%	6.90%
Class A Shares - Excluding sales charges		10.53%	24.04%	7.00%	7.51%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10A-06/26
NYLI Income Builder Fund

NYLI Income Builder Fund
Class C/MCTRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.97%	21.74%	5.95%	6.50%
Class C Shares - Excluding sales charges		9.97%	22.74%	5.95%	6.50%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10C-06/26
NYLI Income Builder Fund

NYLI Income Builder Fund
Class I/MTOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$40	0.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	10.66%	24.33%	7.27%	7.78%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10I-06/26
NYLI Income Builder Fund

NYLI Income Builder Fund
Class R6/MTODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$36	0.68%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	10.70%	24.48%	7.36%	7.89%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	11.92%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.97%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.11%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.08%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10R6-06/26
NYLI Income Builder Fund

NYLI Income Builder Fund
Investor Class/MTINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$67	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.65%	20.64%	6.21%	6.71%
Investor Class Shares - Excluding sales charges		10.41%	23.74%	6.75%	7.31%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10INV-06/26
NYLI Income Builder Fund

NYLI Income Builder Fund
SIMPLE Class/MTISX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$64	1.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	10.40%	23.71%	6.67%	7.98%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	13.63%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	(0.20)%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.09%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	8.44%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSIB10SI-06/26
NYLI Income Builder Fund

NYLI WMC Value Fund
Class A/MAPAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$54	1.02%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	6.08%	16.73%	7.67%	11.93%
Class A Shares - Excluding sales charges		12.26%	23.53%	8.89%	12.56%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWV10A-06/26
NYLI WMC Value Fund

NYLI WMC Value Fund
Class C/MMPCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	2.00%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	10.74%	21.35%	7.82%	11.46%
Class C Shares - Excluding sales charges		11.74%	22.35%	7.82%	11.46%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWV10C-06/26
NYLI WMC Value Fund

NYLI WMC Value Fund
Class I/MUBFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	12.42%	23.95%	9.25%	12.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWV10I-06/26
NYLI WMC Value Fund

NYLI WMC Value Fund
Class R6/MMPDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$37	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	12.41%	23.92%	9.24%	9.33%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.35%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	10.19%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWV10R6-06/26
NYLI WMC Value Fund

NYLI WMC Value Fund
Investor Class/MSMIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$66	1.25%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.50%	17.07%	7.52%	11.66%
Investor Class Shares - Excluding sales charges		12.11%	23.23%	8.63%	12.30%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWV10INV-06/26
NYLI WMC Value Fund

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Candriam Emerging Markets Debt Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 90.3%
Corporate Bonds 2.2%
Brazil 0.6%
Raizen Fuels Finance SA
Series Reg S
6.95%, due 3/5/54	$ 625,000	$ 332,757
Czech Republic 0.5%
Energo-Pro A/S
Series Reg S
6.45%, due 4/15/31	EUR 250,000	289,535
Kyrgyzstan 1.1%
Eldik Bank OAO
Series Reg S
8.50%, due 4/23/31	$ 600,000	600,217
Total Corporate Bonds (Cost $1,131,232)		1,222,509
Foreign Government Bonds 88.1%
Angola 2.9%
Angola Government Bond
Series Reg S
8.25%, due 5/9/28	473,000	484,720
Series Reg S
9.125%, due 11/26/49	800,000	763,032
Series Reg S
9.875%, due 3/31/37	400,000	425,219
		1,672,971
Argentina 4.4%
Argentina Government Bond (a)
0.75%, due 7/9/30	125,217	107,693
3.50%, due 7/9/41	2,000,000	1,378,000
4.125%, due 7/9/35	909,091	677,273
4.125%, due 7/9/46	465,909	327,301
		2,490,267
Azerbaijan 0.4%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	250,000	234,687
Bahrain 2.2%
Bahrain Government Bond
Series Reg S
7.10%, due 2/3/38	1,000,000	976,180
	Principal Amount	Value

Bahrain (continued)
Bahrain Government Bond (continued)
Series Reg S
7.50%, due 9/20/47	$ 300,000	$ 292,246
		1,268,426
Benin 0.4%
Benin Government Bond
Series Reg S
7.96%, due 2/13/38	200,000	205,551
Brazil 3.0%
Brazil Government Bond
5.00%, due 1/27/45	200,000	160,370
6.125%, due 3/15/34	500,000	506,000
6.25%, due 3/18/31	500,000	521,850
6.25%, due 5/22/36	500,000	497,250
		1,685,470
Cameroon 0.9%
Cameroon Government Bond
Series Reg S
8.875%, due 1/30/33	500,000	488,565
Chile 3.6%
Chile Government Bond
2.55%, due 7/27/33	500,000	430,275
3.25%, due 9/21/71	500,000	309,550
5.65%, due 1/13/37	1,250,000	1,307,313
		2,047,138
Colombia 2.1%
Colombia Government Bond
7.375%, due 4/25/30	600,000	628,200
8.00%, due 4/20/33	500,000	537,250
		1,165,450
Costa Rica 1.8%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43	500,000	479,950
Series Reg S
6.125%, due 2/19/31	500,000	519,100
		999,050
Dominican Republic 4.5%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	800,000	753,960

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Dominican Republic (continued)
Dominican Republic Government Bond (continued)
Series Reg S
5.30%, due 1/21/41	$ 500,000	$ 440,375
Series Reg S
6.60%, due 6/1/36	500,000	513,375
Series Reg S
7.05%, due 2/3/31	800,000	841,080
		2,548,790
Ecuador 3.1%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/30 (a)	720,000	719,640
Series Reg S
6.90%, due 7/31/35 (a)	300,000	276,750
Series Reg S
9.25%, due 1/29/39	750,000	776,250
		1,772,640
Egypt 3.9%
Egypt Government Bond
Series Reg S
6.588%, due 2/21/28	500,000	502,429
Series Reg S
7.50%, due 2/16/61	1,000,000	795,441
Series Reg S
7.625%, due 5/29/32	300,000	297,832
Series Reg S
8.70%, due 3/1/49	650,000	602,520
		2,198,222
El Salvador 2.5%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	291,000	297,926
Series Reg S
8.25%, due 4/10/32	300,000	316,140
Series Reg S
8.625%, due 2/28/29	750,000	797,167
		1,411,233
Ethiopia 1.0%
Ethiopia Government Bond
Series Reg S
6.625%, due 12/11/24 (b)(c)	550,000	563,750
	Principal Amount	Value

Gabon 1.1%
Gabon Government Bond
Series Reg S
6.625%, due 2/6/31	$ 750,000	$ 631,772
Ghana 1.0%
Ghana Government Bond
Series Reg S
5.00%, due 7/3/35 (a)	600,000	549,915
Hungary 5.4%
Hungary Government Bond
Series Reg S
4.875%, due 3/25/38	EUR 500,000	603,231
Series Reg S
4.875%, due 3/22/40	300,000	360,001
Series Reg S
5.50%, due 3/26/36	$ 900,000	900,685
7.625%, due 3/29/41	1,000,000	1,172,868
		3,036,785
Indonesia 2.9%
Indonesia Government Bond
Series Reg S
6.625%, due 2/17/37	1,500,000	1,657,381
Kenya 2.0%
Kenya Government Bond
Series Reg S
8.70%, due 2/26/39	1,200,000	1,131,008
Kyrgyzstan 0.4%
Kyrgyzstan Government Bond
Series Reg S
7.75%, due 6/3/30	200,000	204,136
Lebanon 0.6%
Lebanon Government Bond (b)(c)
Series Reg S
6.65%, due 11/3/28	836,000	212,132
Series Reg S
7.00%, due 3/23/32	450,000	116,937
		329,069
Mexico 3.7%
Mexico Government Bond
3.75%, due 4/19/71	500,000	289,500
4.75%, due 3/8/44	500,000	405,500

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Debt Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Mexico (continued)
Mexico Government Bond (continued)
5.00%, due 4/27/51	$ 500,000	$ 395,500
6.00%, due 5/7/36	500,000	501,375
6.625%, due 1/29/38	500,000	515,150
		2,107,025
Morocco 1.9%
Morocco Government Bond
Series Reg S
6.50%, due 9/8/33	1,000,000	1,068,498
Nigeria 3.7%
Nigeria Government Bond
Series Reg S
6.125%, due 9/28/28	800,000	805,395
Series Reg S
7.875%, due 2/16/32	300,000	316,238
Series Reg S
8.25%, due 9/28/51	500,000	505,093
Series Reg S
10.375%, due 12/9/34	400,000	478,677
		2,105,403
Oman 1.5%
Oman Government Bond
Series Reg S
6.75%, due 1/17/48	800,000	872,582
Pakistan 1.3%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51 (d)	800,000	749,961
Panama 1.3%
Panama Government Bond
5.227%, due 2/23/34	200,000	198,840
6.853%, due 3/28/54	500,000	538,250
		737,090
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	400,000	418,503
	Principal Amount	Value

Peru 1.7%
Peru Government Bond
1.862%, due 12/1/32	$ 300,000	$ 248,040
3.60%, due 1/15/72	300,000	187,245
6.55%, due 3/14/37	500,000	546,650
		981,935
Poland 2.7%
Poland Government Bond
5.125%, due 9/18/34	1,500,000	1,508,292
Republic of the Congo 1.0%
Congo Government Bond
Series Reg S
9.50%, due 2/17/35	600,000	578,133
Romania 3.9%
Romanian Government Bond
Series Reg S
5.125%, due 9/24/31	EUR 607,000	715,816
Series Reg S
5.75%, due 9/16/30	$ 400,000	404,210
Series Reg S
5.75%, due 3/24/35	300,000	288,413
Series Reg S
6.375%, due 1/30/34	300,000	303,050
Series Reg S
6.75%, due 7/11/39	EUR 200,000	237,527
Series Reg S
7.125%, due 1/17/33	$ 250,000	264,832
		2,213,848
Saudi Arabia 2.5%
Saudi Government Bond
Series Reg S
5.875%, due 1/12/56	1,500,000	1,443,292
South Africa 1.8%
South Africa Government Bond
5.875%, due 6/22/30 (d)	500,000	509,988
Series Reg S
7.10%, due 11/19/36	500,000	522,283
		1,032,271
Suriname 1.5%
Suriname Government Bond
Series Reg S
7.70%, due 11/6/30	400,000	415,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Suriname (continued)
Suriname Government Bond (continued)
Series Reg S
8.50%, due 11/6/35	$ 400,000	$ 434,756
		850,556
Turkey 3.6%
Turkey Government Bond
5.75%, due 5/11/47	750,000	581,619
7.25%, due 5/29/32 (d)	400,000	408,707
9.875%, due 1/15/28	1,000,000	1,070,094
		2,060,420
Ukraine 1.4%
Ukraine Government Bond (a)
Series Reg S
(zero coupon), due 2/1/34	750,000	354,717
Series Reg S
4.50%, due 2/1/36	773,536	458,153
		812,870
United Arab Emirates 0.6%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	500,000	318,070
Venezuela 2.6%
Petroleos de Venezuela SA (b)(c)
Series Reg S
6.00%, due 10/28/22	800,000	282,000
Series Reg S
6.00%, due 5/16/24	2,100,000	824,040
Series Reg S
6.00%, due 11/15/26	1,000,000	395,000
		1,501,040
Zambia 0.6%
Zambia Government Bond
Series Reg S
5.75%, due 6/30/33 (a)	353,530	347,851
Total Foreign Government Bonds (Cost $49,855,049)		49,999,916
Total Long-Term Bonds (Cost $50,986,281)		51,222,425
	Principal Amount	Value
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
United States 1.8%
Invesco Government & Agency Portfolio, 3.659% (e)(f)	1,036,693	$ 1,036,693
Total Short-Term Investment (Cost $1,036,693)		1,036,693
Total Investments (Cost $52,022,974)	92.1%	52,259,118
Other Assets, Less Liabilities	7.9	4,489,226
Net Assets	100.0%	$ 56,748,344

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $978,832. The Fund received cash collateral with a value of $1,036,693. (See Note 2(K))
(e)	Current yield as of April 30, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Debt Fund

Foreign Currency Forward Contracts
As of April 30, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000,000	USD	1,160,243	Barclays Capital	6/22/26	$ 16,125
Total Unrealized Appreciation						16,125
EUR	450,000	USD	530,805	JPMorgan Chase Bank N.A.	6/22/26	(1,439)
USD	5,124,054	EUR	4,400,000	Barclays Capital	6/22/26	(51,967)
Total Unrealized Depreciation						(53,406)
Net Unrealized Depreciation						$ (37,281)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	40	June 2026	$ 8,331,738	$ 8,285,000	$ (46,738)
U.S. Treasury 5 Year Notes	50	June 2026	5,465,387	5,391,797	(73,590)
Total Long Contracts					(120,328)
Short Contracts
Euro-Bund	(6)	June 2026	(904,838)	(882,773)	22,065
Net Unrealized Depreciation					$ (98,263)

1.	As of April 30, 2026, cash in the amount of $138,953 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
EUR—Euro
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 1,222,509	$ —	$ 1,222,509
Foreign Government Bonds	—	49,999,916	—	49,999,916
Total Long-Term Bonds	—	51,222,425	—	51,222,425
Short-Term Investment
Unaffiliated Investment Company	1,036,693	—	—	1,036,693
Total Investments in Securities	1,036,693	51,222,425	—	52,259,118
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	16,125	—	16,125
Futures Contracts	22,065	—	—	22,065
Total Other Financial Instruments	22,065	16,125	—	38,190
Total Investments in Securities and Other Financial Instruments	$ 1,058,758	$ 51,238,550	$ —	$ 52,297,308
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (53,406)	$ —	$ (53,406)
Futures Contracts	(120,328)	—	—	(120,328)
Total Other Financial Instruments	$ (120,328)	$ (53,406)	$ —	$ (173,734)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Debt Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $52,022,974) including securities on loan of $978,832	$52,259,118
Cash	1,685,809
Cash denominated in foreign currencies (identified cost $719,549)	715,238
Cash collateral on deposit at broker for futures contracts	138,953
Receivables:
Variation margin on futures contracts	1,508,825
Interest	822,905
Investment securities sold	792,810
Fund shares sold	16,087
Securities lending	806
Unrealized appreciation on foreign currency forward contracts	16,125
Other assets	54,284
Total assets	58,010,960
Liabilities
Cash collateral received for securities on loan	1,036,693
Payables:
Fund shares redeemed	73,631
Transfer agent (See Note 3)	28,083
Professional fees	24,686
Custodian	12,031
Distribution/Service fees (See Note 3)	10,480
Manager (See Note 3)	7,562
Shareholder communication	5,937
Trustees	726
Accrued expenses	505
Distributions payable	8,876
Unrealized depreciation on foreign currency forward contracts	53,406
Total liabilities	1,262,616
Net assets	$56,748,344
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$70,613
Additional paid-in-capital	94,837,912
94,908,525
Total distributable earnings (loss)	(38,160,181)
Net assets	$56,748,344
Class A
Net assets applicable to outstanding shares	$41,445,700
Shares of beneficial interest outstanding	5,166,943
Net asset value per share outstanding	$8.02
Maximum sales charge (4.50% of offering price)	0.38
Maximum offering price per share outstanding	$8.40
Investor Class
Net assets applicable to outstanding shares	$7,843,975
Shares of beneficial interest outstanding	964,314
Net asset value per share outstanding	$8.13
Maximum sales charge (4.00% of offering price)	0.34
Maximum offering price per share outstanding	$8.47
Class C
Net assets applicable to outstanding shares	$410,183
Shares of beneficial interest outstanding	52,561
Net asset value and offering price per share outstanding	$7.80
Class I
Net assets applicable to outstanding shares	$7,048,486
Shares of beneficial interest outstanding	877,497
Net asset value and offering price per share outstanding	$8.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest (net of foreign tax withholding of $20,384)	$2,624,862
Securities lending, net	2,923
Total income	2,627,785
Expenses
Manager (See Note 3)	295,018
Distribution/Service—Class A (See Note 3)	51,970
Distribution/Service—Investor Class (See Note 3)	10,085
Distribution/Service—Class C (See Note 3)	2,092
Transfer agent (See Note 3)	63,967
Professional fees	36,960
Registration	30,337
Custodian	25,127
Shareholder communication	13,286
Trustees	1,680
Miscellaneous	4,447
Total expenses before waiver/reimbursement	534,969
Expense waiver/reimbursement from Manager (See Note 3)	(79,546)
Net expenses	455,423
Net investment income (loss)	2,172,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,330,759
Futures transactions	53,795
Foreign currency transactions	291,530
Foreign currency forward transactions	151,073
Net realized gain (loss)	3,827,157
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,931,282)
Futures contracts	(94,197)
Foreign currency forward contracts	(248,633)
Translation of other assets and liabilities in foreign currencies	10,797
Net change in unrealized appreciation (depreciation)	(4,263,315)
Net realized and unrealized gain (loss)	(436,158)
Net increase (decrease) in net assets resulting from operations	$1,736,204
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Debt Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,172,362	$6,621,815
Net realized gain (loss)	3,827,157	1,504,455
Net change in unrealized appreciation (depreciation)	(4,263,315)	5,098,860
Net increase (decrease) in net assets resulting from operations	1,736,204	13,225,130
Distributions to shareholders:
Class A	(1,548,418)	(3,049,957)
Investor Class	(281,187)	(586,483)
Class C	(13,472)	(32,114)
Class I	(1,222,282)	(3,973,274)
Total distributions to shareholders	(3,065,359)	(7,641,828)
Capital share transactions:
Net proceeds from sales of shares	4,503,782	105,228,078
Net asset value of shares issued to shareholders in reinvestment of distributions	2,985,649	7,466,468
Cost of shares redeemed	(88,095,780)	(41,678,329)
Increase (decrease) in net assets derived from capital share transactions	(80,606,349)	71,016,217
Net increase (decrease) in net assets	(81,935,504)	76,599,519
Net Assets
Beginning of period	138,683,848	62,084,329
End of period	$56,748,344	$138,683,848
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.20	$7.93	$7.19	$6.88	$9.73	$9.81
Net investment income (loss) (a)	0.20	0.45	0.45	0.41	0.38	0.36
Net realized and unrealized gain (loss)	(0.08)	0.40	0.93	0.29	(2.73)	0.04
Total from investment operations	0.12	0.85	1.38	0.70	(2.35)	0.40
Less distributions:
From net investment income	(0.30)	(0.58)	(0.64)	(0.39)	(0.46)	(0.48)
Return of capital	—	—	—	—	(0.04)	—
Total distributions	(0.30)	(0.58)	(0.64)	(0.39)	(0.50)	(0.48)
Net asset value at end of period	$8.02	$8.20	$7.93	$7.19	$6.88	$9.73
Total investment return (b)	1.50%	11.27%	19.68%	10.21%	(24.93)%	4.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.06%††	5.75%	5.80%	5.57%	4.53%	3.58%
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.15%	1.16%
Expenses (before waiver/reimbursement) (c)	1.36%††	1.23%	1.40%	1.46%	1.36%	1.31%
Portfolio turnover rate	75%	104%	89%	133%	116%	112%
Net assets at end of period (in 000’s)	$41,446	$42,245	$43,321	$43,665	$48,053	$81,092

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.31	$8.03	$7.28	$6.96	$9.84	$9.91
Net investment income (loss) (a)	0.19	0.43	0.42	0.38	0.35	0.33
Net realized and unrealized gain (loss)	(0.09)	0.40	0.94	0.30	(2.77)	0.04
Total from investment operations	0.10	0.83	1.36	0.68	(2.42)	0.37
Less distributions:
From net investment income	(0.28)	(0.55)	(0.61)	(0.36)	(0.43)	(0.44)
Return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.28)	(0.55)	(0.61)	(0.36)	(0.46)	(0.44)
Net asset value at end of period	$8.13	$8.31	$8.03	$7.28	$6.96	$9.84
Total investment return (b)	1.27%	10.86%	19.06%	9.73%	(25.27)%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.61%††	5.41%	5.36%	5.09%	4.14%	3.21%
Net expenses (c)	1.60%††	1.49%	1.60%	1.64%	1.56%	1.53%
Expenses (before waiver/reimbursement) (c)	1.86%††	1.76%	1.87%	1.95%	1.78%	1.70%
Portfolio turnover rate	75%	104%	89%	133%	116%	112%
Net assets at end of period (in 000's)	$7,844	$8,367	$8,869	$8,436	$8,670	$12,806

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Debt Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.99	$7.73	$7.03	$6.74	$9.54	$9.63
Net investment income (loss) (a)	0.15	0.36	0.35	0.31	0.27	0.25
Net realized and unrealized gain (loss)	(0.08)	0.39	0.90	0.28	(2.67)	0.03
Total from investment operations	0.07	0.75	1.25	0.59	(2.40)	0.28
Less distributions:
From net investment income	(0.26)	(0.49)	(0.55)	(0.30)	(0.37)	(0.37)
Return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.26)	(0.49)	(0.55)	(0.30)	(0.40)	(0.37)
Net asset value at end of period	$7.80	$7.99	$7.73	$7.03	$6.74	$9.54
Total investment return (b)	0.83%	10.21%	18.13%	8.96%	(25.90)%	2.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.86%††	4.67%	4.60%	4.34%	3.31%	2.52%
Net expenses (c)	2.35%††	2.25%	2.35%	2.39%	2.31%	2.28%
Expenses (before waiver/reimbursement) (c)	2.61%††	2.51%	2.62%	2.70%	2.52%	2.45%
Portfolio turnover rate	75%	104%	89%	133%	116%	112%
Net assets at end of period (in 000’s)	$410	$458	$619	$878	$1,358	$3,511

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.21	$7.94	$7.20	$6.89	$9.75	$9.82
Net investment income (loss) (a)	0.22	0.47	0.48	0.43	0.40	0.39
Net realized and unrealized gain (loss)	(0.08)	0.40	0.92	0.29	(2.74)	0.05
Total from investment operations	0.14	0.87	1.40	0.72	(2.34)	0.44
Less distributions:
From net investment income	(0.32)	(0.60)	(0.66)	(0.41)	(0.48)	(0.51)
Return of capital	—	—	—	—	(0.04)	—
Total distributions	(0.32)	(0.60)	(0.66)	(0.41)	(0.52)	(0.51)
Net asset value at end of period	$8.03	$8.21	$7.94	$7.20	$6.89	$9.75
Total investment return (b)	1.70%	11.58%	20.00%	10.52%	(24.75)%	4.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.41%††	5.93%	6.11%	5.88%	4.89%	3.86%
Net expenses (c)	0.85%††	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	1.00%††	0.93%	1.15%	1.21%	1.12%	1.06%
Portfolio turnover rate	75%	104%	89%	133%	116%	112%
Net assets at end of period (in 000’s)	$7,048	$87,613	$9,275	$2,892	$3,637	$5,729

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Candriam Emerging Markets Debt Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	August 31, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

14	NYLI Candriam Emerging Markets Debt Fund

buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until
15

Notes to Financial Statements (Unaudited) (continued)
settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2026, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

16	NYLI Candriam Emerging Markets Debt Fund

(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts
17

Notes to Financial Statements (Unaudited) (continued)
create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) High Yield and General Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund’s principal investments include high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
(M) Foreign Securities Risk and Emerging Markets Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign

18	NYLI Candriam Emerging Markets Debt Fund

regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value.
The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as help manage the duration and yield curve positioning of the portfolio.
The Fund also entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$22,065	$22,065
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	16,125	—	16,125
Total Fair Value	$16,125	$22,065	$38,190

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(120,328)	$(120,328)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(53,406)	—	(53,406)
Total Fair Value	$(53,406)	$(120,328)	$(173,734)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Notes to Financial Statements (Unaudited) (continued)
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$53,795	$53,795
Forward Transactions	151,073	—	151,073
Total Net Realized Gain (Loss)	$151,073	$53,795	$204,868

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$(94,197)	$(94,197)
Forward Contracts	(248,633)	—	(248,633)
Total Net Change in Unrealized Appreciation (Depreciation)	$(248,633)	$(94,197)	$(342,830)

Average Notional Amount	Total
Futures Contracts Long	$14,131,948
Futures Contracts Short	$(5,946,236)
Forward Contracts Long (a)	$3,527,268
Forward Contracts Short	$(8,818,291)

(a)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Candriam, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% to $500 million and 0.65% in excess of $500 million. During the six-month period ended April 30, 2026, the effective management fee rate was 0.70% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 1.15% and Class I, 0.85%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to the Investor Class and Class C shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $295,018 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $79,546 and paid the Subadvisor fees in the amount of $108,755.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

20	NYLI Candriam Emerging Markets Debt Fund

(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $2,625 and $176, respectively.
During the six-month period ended April 30, 2026, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$21,053	$—
Investor Class	24,386	(1,937)
Class C	1,263	(101)
Class I	17,265	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$52,202,965	$877,375	$(821,222)	$56,153
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $39,248,658, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$9,770	$29,479
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$7,641,828
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
21

Notes to Financial Statements (Unaudited) (continued)
Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $60,043 and $143,543, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	259,739	$2,116,310
Shares issued to shareholders in reinvestment of distributions	182,231	1,472,752
Shares redeemed	(472,368)	(3,846,585)
Net increase (decrease) in shares outstanding before conversion	(30,398)	(257,523)
Shares converted into Class A (See Note 1)	44,734	361,326
Net increase (decrease)	14,336	$103,803
Year ended October 31, 2025:
Shares sold	1,679,413	$12,961,990
Shares issued to shareholders in reinvestment of distributions	368,461	2,885,323
Shares redeemed	(2,456,977)	(19,158,287)
Net increase (decrease) in shares outstanding before conversion	(409,103)	(3,310,974)
Shares converted into Class A (See Note 1)	96,039	758,837
Net increase (decrease)	(313,064)	$(2,552,137)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	12,049	$99,697
Shares issued to shareholders in reinvestment of distributions	33,914	278,164
Shares redeemed	(46,168)	(380,248)
Net increase (decrease) in shares outstanding before conversion	(205)	(2,387)
Shares converted into Investor Class (See Note 1)	885	7,285
Shares converted from Investor Class (See Note 1)	(42,996)	(352,163)
Net increase (decrease)	(42,316)	$(347,265)
Year ended October 31, 2025:
Shares sold	41,978	$326,461
Shares issued to shareholders in reinvestment of distributions	73,059	579,750
Shares redeemed	(126,801)	(1,005,384)
Net increase (decrease) in shares outstanding before conversion	(11,764)	(99,173)
Shares converted into Investor Class (See Note 1)	5,452	43,847
Shares converted from Investor Class (See Note 1)	(92,059)	(737,334)
Net increase (decrease)	(98,371)	$(792,660)

22	NYLI Candriam Emerging Markets Debt Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	432	$3,412
Shares issued to shareholders in reinvestment of distributions	1,711	13,472
Shares redeemed	(4,914)	(39,114)
Net increase (decrease) in shares outstanding before conversion	(2,771)	(22,230)
Shares converted from Class C (See Note 1)	(2,077)	(16,448)
Net increase (decrease)	(4,848)	$(38,678)
Year ended October 31, 2025:
Shares sold	1,317	$10,058
Shares issued to shareholders in reinvestment of distributions	4,208	32,095
Shares redeemed	(19,629)	(150,496)
Net increase (decrease) in shares outstanding before conversion	(14,104)	(108,343)
Shares converted from Class C (See Note 1)	(8,507)	(65,350)
Net increase (decrease)	(22,611)	$(173,693)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	282,055	$2,284,363
Shares issued to shareholders in reinvestment of distributions	150,139	1,221,261
Shares redeemed	(10,225,488)	(83,829,833)
Net increase (decrease)	(9,793,294)	$(80,324,209)
Year ended October 31, 2025:
Shares sold	11,753,252	$91,929,569
Shares issued to shareholders in reinvestment of distributions	504,768	3,969,300
Shares redeemed	(2,755,313)	(21,364,162)
Net increase (decrease)	9,502,707	$74,534,707
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
30

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
31

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
32

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
33

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI MacKay High Yield Corporate Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.0%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,960,000
Media 0.2%
Cable One, Inc.
1.125%, due 3/15/28	29,800,000	22,320,200
Total Convertible Bonds (Cost $45,695,279)		38,280,200
Corporate Bonds 87.0%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,690,000	7,994,616
7.75%, due 4/15/28	17,605,000	17,731,334
Lamar Media Corp.
3.625%, due 1/15/31	29,590,000	27,766,084
3.75%, due 2/15/28	11,000,000	10,786,414
4.00%, due 2/15/30	31,000,000	29,724,855
4.875%, due 1/15/29	11,500,000	11,418,202
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,497,538
5.00%, due 8/15/27	10,000,000	9,985,181
7.375%, due 2/15/31	5,000,000	5,229,400
		126,133,624
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	11,500,000	11,846,760
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	5,000,000	4,979,346
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	24,175,843
4.875%, due 5/1/29	12,245,000	12,100,978
6.00%, due 1/15/33 (a)	25,500,000	25,743,771
6.375%, due 3/1/29 (a)	78,065,000	79,622,787
6.375%, due 5/31/33 (a)	47,940,000	48,308,611
6.625%, due 3/1/32 (a)	30,150,000	30,984,944
6.75%, due 8/15/28 (a)	31,380,000	31,803,881
6.75%, due 1/31/34 (a)	18,450,000	18,953,611
6.875%, due 12/15/30 (a)	12,250,000	12,624,911
7.125%, due 12/1/31 (a)	11,560,000	11,979,281
		313,124,724
	Principal Amount	Value

Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	$ 4,000,000	$ 4,034,692
Airlines 0.2%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	10,000,000	10,006,791
United Airlines Holdings, Inc.
5.375%, due 3/1/31	10,000,000	9,856,139
		19,862,930
Apparel 0.1%
William Carter Co. (The)
7.375%, due 2/15/31 (a)	7,255,000	7,457,851
Auto Manufacturers 0.5%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	46,870,000	48,568,709
Auto Parts & Equipment 2.7%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,052,200
8.25%, due 4/15/31	4,250,000	4,433,328
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	6,000,000	5,989,278
7.75%, due 10/15/33	6,500,000	6,346,130
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,165,950
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	20,020,000	19,237,018
Cyprium Corp. (a)
6.125%, due 4/15/31	12,600,000	12,686,991
6.375%, due 4/15/34	12,105,000	12,089,633
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	13,800,000	14,408,083
IHO Verwaltungs GmbH (a)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29 (b)	40,980,000	41,164,369
7.375%, due 5/15/33	22,255,000	22,637,308
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30 (b)	36,000,000	37,098,612
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32 (b)	18,655,000	19,287,964
Phinia, Inc. (a)
6.625%, due 10/15/32	5,410,000	5,542,707
6.75%, due 4/15/29	16,150,000	16,530,187

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Realtruck Group, Inc.
6.25%, due 7/31/31 (a)	$ 33,602,400	$ 13,944,996
Tenneco, Inc.
8.00%, due 11/17/28 (a)	21,685,000	21,942,661
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	2,000,000	1,986,806
7.50%, due 3/24/31	22,500,000	22,528,970
		286,073,191
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.
5.50%, due 2/15/34 (a)	3,000,000	2,978,905
GENMAB A/S (a)
6.25%, due 12/15/32	17,200,000	17,651,500
7.25%, due 12/15/33	10,600,000	11,052,275
		31,682,680
Building Materials 1.4%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	33,861,490
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	25,095,000	25,016,257
Knife River Corp.
7.75%, due 5/1/31 (a)	16,000,000	16,613,392
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,459,243
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	51,355,000	52,165,281
6.75%, due 3/1/33	16,500,000	16,732,069
		151,847,732
Chemicals 2.7%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	17,750,754	25,270
11.175% (6.425% Cash and 4.75% PIK), due 9/30/29	1,454,728	586,851
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	2,000,000	2,076,778
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	1,870,000	1,955,897
7.05%, due 11/15/30	9,950,000	10,680,529
7.33%, due 7/15/29	2,500,000	2,622,705
7.379%, due 7/15/32	10,000,000	10,597,820
	Principal Amount	Value

Chemicals (continued)
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	$ 24,065,565	$ 14,848,871
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	51,615,550	47,615,345
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	20,000,000	19,991,356
7.00%, due 12/1/31	8,385,000	8,873,158
8.50%, due 11/15/28	14,360,000	14,890,879
9.00%, due 2/15/30	22,710,000	23,950,806
Olympus Water US Holding Corp. (a)
6.75%, due 8/1/32	7,965,000	7,720,283
7.25%, due 2/15/33	9,500,000	9,285,707
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	20,420,000	20,321,576
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	15,335,000	15,482,538
6.25%, due 8/15/33	10,025,000	10,256,838
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	6,000,000	5,941,233
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	42,380,000	41,761,235
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	17,840,000	17,744,973
		287,230,648
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	18,000,000	18,800,028
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	4,670,000	4,210,914
		23,010,942
Commercial Services 3.6%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	1,000,000	949,566
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,494,153
Block, Inc.
5.625%, due 8/15/30 (a)	13,595,000	13,608,717
6.00%, due 8/15/33 (a)	11,285,000	11,263,220
6.50%, due 5/15/32	18,500,000	18,852,492
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	30,639,382
4.875%, due 7/1/29	57,376,000	52,035,029
CompoSecure Holdings LLC
5.625%, due 2/1/33 (a)	16,830,000	16,496,598

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	$ 22,880,000	$ 23,504,830
Graham Holdings Co.
5.625%, due 12/1/33 (a)	18,790,000	18,598,449
Herc Holdings, Inc. (a)
5.75%, due 3/15/31	2,000,000	2,004,802
7.00%, due 6/15/30	8,605,000	8,952,410
Korn Ferry
4.625%, due 12/15/27 (a)	8,685,000	8,610,548
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	16,375,000	16,660,300
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	28,024,000	27,884,244
OT Midco, Inc.
10.00%, due 2/15/30 (a)	21,860,000	8,525,400
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	6,420,000	6,355,168
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	11,050,000	10,968,444
United Rentals North America, Inc.
3.875%, due 2/15/31	10,135,000	9,597,576
4.875%, due 1/15/28	13,760,000	13,735,681
5.375%, due 11/15/33 (a)	17,380,000	17,185,041
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	19,303,614
6.625%, due 6/15/29	14,250,000	14,626,513
6.625%, due 4/15/30	7,000,000	7,209,447
7.375%, due 10/1/31	8,000,000	8,331,848
		379,393,472
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	23,500,000	24,325,080
CACI International, Inc.
6.375%, due 6/15/33 (a)	26,600,000	27,213,216
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	5,000,000	5,252,327
		56,790,623
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	21,750,000	20,786,801
5.50%, due 6/1/28	20,505,000	20,462,954
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	15,865,000	14,928,456
	Principal Amount	Value

Cosmetics & Personal Care (continued)
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	$ 34,985,000	$ 32,314,259
5.125%, due 1/15/28	26,880,000	26,840,121
		115,332,591
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	3,400,000	3,378,290
Gates Corp.
6.875%, due 7/1/29 (a)	3,215,000	3,307,392
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,470,190
7.75%, due 3/15/31	29,540,000	30,670,777
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	14,000,000	13,776,592
		64,603,241
Diversified Financial Services 3.5%
Apollo Global Management, Inc.
5.70%, due 3/30/36	2,765,000	2,775,331
Aretec Group, Inc. (a)
7.50%, due 4/1/29	19,867,000	19,891,817
10.00%, due 8/15/30	16,340,000	17,305,792
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,940,699
Jane Street Group (a)
6.125%, due 11/1/32	43,060,000	43,286,383
6.75%, due 5/1/33	10,530,000	10,817,585
7.125%, due 4/30/31	55,500,000	57,540,777
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	33,955,000	34,487,881
8.00%, due 8/1/33	12,810,000	13,063,266
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,077,241
5.75%, due 9/15/31	7,000,000	6,661,513
6.75%, due 2/15/34	5,000,000	4,839,167
6.875%, due 2/15/33	3,500,000	3,441,738
7.125%, due 11/15/30	17,000,000	17,223,533
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	10,715,351
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	8,890,000	9,257,957
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	13,980,000	14,187,393
6.375%, due 8/1/33	12,205,000	12,353,840
7.125%, due 2/1/32	6,000,000	6,201,750
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	27,715,000	28,655,786
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	$ 35,305,000	$ 37,173,800
		364,898,600
Electric 4.7%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	9,000,000	9,217,854
Clearway Energy Operating LLC (a)
4.75%, due 3/15/28	24,940,000	24,781,466
5.75%, due 1/15/34	6,550,000	6,551,651
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (d)	9,050,000	8,962,888
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(e)	4,397,206	4,175,880
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	8,000,000	7,654,159
NRG Energy, Inc. (a)
5.75%, due 1/15/34	22,520,000	22,353,633
5.875%, due 5/15/34	11,010,000	10,970,391
6.00%, due 2/1/33	12,500,000	12,596,650
6.00%, due 1/15/36	41,995,000	41,707,616
6.125%, due 5/15/36	16,715,000	16,651,843
6.25%, due 11/1/34	7,000,000	7,081,410
PacifiCorp (d)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	20,365,000	20,298,557
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	6,500,000	6,590,161
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,500,000	3,438,735
PG&E Corp.
5.00%, due 7/1/28	19,310,000	19,215,499
5.25%, due 7/1/30	15,000,000	14,849,484
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (d)	5,000,000	4,998,999
Talen Energy Supply LLC (a)
6.125%, due 5/1/31	31,825,000	31,881,752
6.25%, due 2/1/34	25,550,000	25,359,315
6.375%, due 5/1/33	35,260,000	35,305,889
	Principal Amount	Value

Electric (continued)
Talen Energy Supply LLC (a) (continued)
6.50%, due 2/1/36	$ 29,385,000	$ 29,496,276
TransAlta Corp.
5.875%, due 2/1/34	2,310,000	2,304,221
Vistra Corp. (a)(d)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,310,028
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	35,811,974
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,118,312
VoltaGrid LLC
7.375%, due 11/1/30 (a)	19,490,000	20,229,100
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	9,450,000	9,380,569
7.25%, due 1/15/29	4,000,000	4,159,732
7.75%, due 4/15/34	6,315,000	6,619,074
8.375%, due 1/15/31	17,090,000	18,261,793
8.625%, due 3/15/33	14,190,000	15,206,226
		497,541,137
Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,290,830
WESCO Distribution, Inc. (a)
5.25%, due 4/15/31	10,505,000	10,498,457
5.50%, due 4/15/34	7,355,000	7,336,083
6.375%, due 3/15/29	7,500,000	7,647,638
6.375%, due 3/15/33	5,000,000	5,164,465
6.625%, due 3/15/32	19,720,000	20,423,314
		61,360,787
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	13,500,000	13,602,695
Engineering & Construction 0.8%
AECOM
6.00%, due 8/1/33 (a)	21,730,000	21,907,382
Arcosa, Inc.
6.875%, due 8/15/32 (a)	21,360,000	22,185,799

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Engineering & Construction (continued)
Weekley Homes LLC (a)
4.875%, due 9/15/28	$ 21,580,000	$ 21,099,468
6.75%, due 1/15/34	15,900,000	15,716,889
		80,909,538
Entertainment 4.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,395,000	7,666,618
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	20,020,658
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	26,875,000	24,086,251
6.50%, due 2/15/32	9,000,000	8,744,894
7.00%, due 2/15/30	17,500,000	17,766,063
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	46,525,000	46,119,459
5.50%, due 4/1/27	40,174,000	40,136,530
5.75%, due 4/1/30	25,000,000	24,918,372
6.75%, due 5/1/31	12,800,000	13,092,058
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	23,845,000	21,597,132
5.05%, due 3/15/42	16,500,000	11,773,245
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	12,100,000	12,054,746
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	24,214,000	23,729,720
6.75%, due 2/15/29	8,775,000	8,599,500
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	13,180,000	13,070,771
7.25%, due 11/15/29	15,665,000	16,021,911
7.50%, due 9/1/31	16,000,000	16,674,832
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	9,000,000	8,973,098
6.50%, due 5/15/27	39,280,000	39,297,480
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	12,565,000	10,359,346
Motion Bondco DAC
6.625%, due 11/15/27 (a)	19,500,000	18,718,181
Motion Finco SARL
8.375%, due 2/15/32 (a)	13,435,000	11,004,587
Rivers Enterprise Borrower LLC (a)
6.25%, due 10/15/30	20,475,000	20,828,644
6.625%, due 2/1/33	18,500,000	18,889,184
Voyager Parent LLC
9.25%, due 7/1/32 (a)	23,483,000	24,972,832
		479,116,112
	Principal Amount	Value

Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	$ 11,000,000	$ 11,102,135
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	12,100,000	12,857,430
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,650,000	12,886,623
		36,846,188
Food 1.9%
Albertsons Cos., Inc. (a)
5.625%, due 3/31/32	4,000,000	3,946,065
5.75%, due 3/31/34	12,500,000	12,168,969
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	4,000,000	3,731,141
Chobani LLC (a)
6.375%, due 4/15/34	13,065,000	13,330,295
7.625%, due 7/1/29	21,750,000	22,452,155
Industrial F&B Investments III, Inc.
7.75%, due 2/11/33 (a)	15,695,000	15,859,894
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	19,961,063
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	18,420,578
5.625%, due 3/1/34	1,500,000	1,468,742
6.125%, due 9/15/32	11,750,000	11,910,622
Post Holdings, Inc. (a)
6.25%, due 10/15/34	6,500,000	6,416,553
6.375%, due 3/1/33	2,500,000	2,499,027
6.50%, due 3/15/36	7,290,000	7,242,075
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	43,335,000	41,810,839
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	20,802,000	20,815,043
		202,033,061
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	40,815,000	21,631,950
12.875%, due 10/1/28 (a)	18,975,000	12,144,000
		33,775,950
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(d)	20,545,000	21,344,961
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products 0.8%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	$ 28,040,000	$ 28,951,300
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	15,200,000	15,980,185
Teleflex, Inc.
4.25%, due 6/1/28 (a)	34,960,000	34,452,297
		79,383,782
Healthcare-Services 3.4%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	2,000,000	1,957,051
Centene Corp.
3.375%, due 2/15/30	10,000,000	9,292,382
4.625%, due 12/15/29	7,977,000	7,776,763
DaVita, Inc. (a)
3.75%, due 2/15/31	16,015,000	14,856,933
4.625%, due 6/1/30	13,490,000	13,059,030
Encompass Health Corp.
4.50%, due 2/1/28	20,220,000	20,063,232
4.625%, due 4/1/31	9,200,000	8,947,641
4.75%, due 2/1/30	21,000,000	20,674,819
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	5,767,000	5,614,537
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	16,600,000	17,304,504
HCA, Inc.
7.50%, due 11/6/33	28,500,000	32,200,453
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,112,633
5.00%, due 5/15/27	5,000,000	4,995,981
6.25%, due 6/1/32	35,000,000	35,643,860
6.50%, due 5/15/30	6,000,000	6,123,570
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	14,423,000	13,911,203
7.00%, due 5/1/34	26,365,000	25,707,641
8.375%, due 2/15/32	18,620,000	19,535,992
10.00%, due 6/1/32	25,475,000	26,073,662
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	8,000,000	8,139,598
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	8,155,000	8,134,201
6.00%, due 11/15/33 (a)	3,500,000	3,537,587
6.125%, due 6/15/30	10,500,000	10,562,412
6.75%, due 5/15/31	10,000,000	10,275,660
		353,501,345
	Principal Amount	Value

Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	$ 26,285,000	$ 26,725,747
7.625%, due 2/15/31	30,250,000	31,006,401
		57,732,148
Home Builders 1.1%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	13,410,000	13,413,205
Century Communities, Inc.
3.875%, due 8/15/29 (a)	7,545,000	7,144,936
Installed Building Products, Inc.
5.625%, due 2/1/34 (a)	9,230,000	9,184,212
M/I Homes, Inc.
3.95%, due 2/15/30	3,250,000	3,089,307
4.95%, due 2/1/28	7,500,000	7,464,598
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	19,445,000	18,668,474
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,606,356
4.75%, due 4/1/29	5,000,000	4,843,377
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	12,970,875
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	8,887,000	8,866,772
		112,252,112
Housewares 1.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	14,620,000	13,807,434
4.125%, due 4/30/31 (a)	11,875,000	11,139,635
Newell Brands, Inc.
6.375%, due 5/15/30	19,735,000	19,328,571
6.625%, due 5/15/32	8,300,000	8,057,502
8.50%, due 6/1/28 (a)	11,300,000	11,808,104
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	24,171,000	22,489,706
4.375%, due 2/1/32	17,465,000	16,296,335
4.50%, due 10/15/29	24,750,000	24,256,442
		127,183,729
Insurance 1.1%
Asurion LLC (a)
8.00%, due 12/31/32	22,255,000	23,247,328
8.375%, due 2/1/34	8,755,000	8,637,752
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	2,900,000	2,936,198

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
HUB International Ltd.
7.25%, due 6/15/30 (a)	$ 8,000,000	$ 8,275,768
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,838,525
NMI Holdings, Inc.
6.00%, due 8/15/29	5,000,000	5,105,600
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	13,000,000	13,060,875
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	16,710,000	16,707,437
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,286,106
		112,095,589
Internet 0.7%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	2,000,000	1,966,210
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	23,450,000	21,746,358
7.00%, due 6/15/27	12,270,000	12,208,247
Gen Digital, Inc. (a)
6.25%, due 4/1/33	3,000,000	2,923,486
6.75%, due 9/30/27	10,000,000	10,041,240
7.125%, due 9/30/30	8,000,000	8,113,152
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	5,000,000	4,672,487
5.25%, due 12/1/27	3,000,000	2,993,898
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	5,000,000	4,940,236
		69,605,314
Investment Companies 0.2%
Ares Capital Corp.
5.50%, due 9/1/30	5,000,000	4,933,534
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	19,992,774	18,919,984
		23,853,518
Iron & Steel 1.4%
Big River Steel LLC
6.625%, due 1/31/29 (a)	38,082,000	38,114,103
Commercial Metals Co. (a)
5.75%, due 11/15/33	10,235,000	10,252,113
6.00%, due 12/15/35	10,665,000	10,654,450
Mineral Resources Ltd. (a)
6.00%, due 5/1/32	10,915,000	10,830,378
	Principal Amount	Value

Iron & Steel (continued)
Mineral Resources Ltd. (a) (continued)
6.25%, due 5/1/34	$ 8,215,000	$ 8,111,714
7.00%, due 4/1/31	29,150,000	30,256,763
8.50%, due 5/1/30	22,229,000	22,896,939
9.25%, due 10/1/28	18,977,000	19,696,049
		150,812,509
Leisure Time 0.4%
Carnival Corp. (a)
5.75%, due 8/1/32	22,630,000	22,743,783
7.00%, due 8/15/29	5,000,000	5,190,685
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	15,905,000	13,299,564
		41,234,032
Lodging 2.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	36,340,000	36,176,804
4.75%, due 6/15/31 (a)	48,375,000	46,622,667
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	36,308,774
4.875%, due 1/15/30	41,960,000	41,652,316
5.50%, due 3/31/34 (a)	6,650,000	6,600,854
5.75%, due 9/15/33 (a)	12,425,000	12,508,434
5.875%, due 3/15/33 (a)	30,000,000	30,377,340
Wyndham Hotels & Resorts, Inc.
5.625%, due 3/1/33 (a)	11,910,000	11,785,650
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	5,000,000	5,010,846
		227,043,685
Machinery—Construction & Mining 0.2%
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	24,856,000	24,556,699
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (e)(g)(h)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,457,572
Columbus McKinnon Corp.
7.125%, due 2/1/33 (a)	15,365,000	15,452,657
Esab Corp.
5.625%, due 4/1/31 (a)	8,890,000	8,971,867
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	15,750,000	16,437,897
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Machinery-Diversified (continued)
Regal Rexnord Corp.
6.05%, due 4/15/28	$ 4,000,000	$ 4,100,313
6.30%, due 2/15/30	4,000,000	4,185,597
6.40%, due 4/15/33	4,000,000	4,253,300
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	9,287,000	9,289,312
		75,148,515
Media 6.7%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	8,800,000	8,147,638
Cable One, Inc.
4.00%, due 11/15/30 (a)	14,625,000	10,197,995
CCO Holdings LLC
4.25%, due 2/1/31 (a)	23,590,000	21,425,906
4.25%, due 1/15/34 (a)	11,000,000	9,226,311
4.50%, due 8/15/30 (a)	16,000,000	14,924,242
4.50%, due 5/1/32	63,345,000	55,626,893
4.75%, due 3/1/30 (a)	31,835,000	30,177,332
5.00%, due 2/1/28 (a)	24,000,000	23,718,301
5.125%, due 5/1/27 (a)	9,846,000	9,835,135
5.375%, due 6/1/29 (a)	12,495,000	12,293,329
CSC Holdings LLC (a)
5.50%, due 4/15/27	17,800,000	15,015,094
5.75%, due 1/15/30	20,500,000	7,278,802
6.50%, due 2/1/29	14,830,000	9,232,378
7.50%, due 4/1/28	11,650,000	6,175,899
11.75%, due 1/31/29	13,600,000	9,738,782
Directv Financing LLC (a)
5.875%, due 8/15/27	15,243,000	15,254,310
8.875%, due 2/1/30	2,000,000	2,036,944
Discovery Communications LLC
3.625%, due 5/15/30	9,540,000	8,968,459
4.125%, due 5/15/29	18,000,000	17,551,080
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	35,086,250	35,599,106
10.75%, due 11/30/29	22,605,000	24,543,433
Gray Media, Inc. (a)
4.75%, due 10/15/30	6,500,000	5,203,471
7.25%, due 8/15/33	7,500,000	7,636,860
9.625%, due 7/15/32	11,500,000	11,692,222
10.50%, due 7/15/29	9,404,000	9,984,076
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	10,575,000	6,854,186
6.75%, due 10/15/27	54,067,000	36,341,134
	Principal Amount	Value

Media (continued)
Midcontinent Communications
8.00%, due 8/15/32 (a)	$ 1,000,000	$ 941,128
News Corp. (a)
3.875%, due 5/15/29	19,255,000	18,625,513
5.125%, due 2/15/32	10,700,000	10,517,764
Nexstar Media, Inc. (a)
6.50%, due 9/15/33	24,060,000	24,245,166
7.25%, due 4/15/34	13,500,000	13,586,211
Paramount Global
4.20%, due 6/1/29	5,000,000	4,817,126
4.20%, due 5/19/32	3,970,000	3,469,371
4.375%, due 3/15/43	5,000,000	3,188,496
4.95%, due 1/15/31	14,000,000	13,206,319
5.85%, due 9/1/43	8,500,000	6,239,572
6.875%, due 4/30/36	9,500,000	8,837,394
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,500,000	3,316,382
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,507,439
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	7,853,000	7,830,406
5.50%, due 7/1/29	6,140,000	6,095,714
5.875%, due 4/15/32	11,795,000	11,597,932
Univision Communications, Inc. (a)
8.50%, due 7/31/31	3,500,000	3,552,149
8.875%, due 4/15/33	11,150,000	11,210,773
9.375%, due 8/1/32	17,250,000	17,851,128
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	31,635,000	32,845,497
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	16,670,000	14,051,578
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	17,050,000	16,450,955
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	6,000,000	5,257,631
Ziggo BV
4.875%, due 1/15/30 (a)	17,000,000	15,991,502
		701,912,464
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30 (a)	12,615,000	12,796,139
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	5,500,000	5,724,460
Vallourec SACA
7.50%, due 4/15/32 (a)	4,500,000	4,744,778
		23,265,377

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Mining 2.1%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	$ 18,500,000	$ 19,037,902
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,221,620
6.375%, due 9/15/32	15,020,000	15,442,978
Century Aluminum Co.
6.875%, due 8/1/32 (a)	21,640,000	22,401,533
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	14,235,000	14,859,532
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	25,075,000	25,021,896
First Quantum Minerals Ltd. (a)
6.375%, due 2/15/36	9,000,000	8,847,610
7.25%, due 2/15/34	10,425,000	10,718,109
8.625%, due 6/1/31	8,500,000	8,862,976
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	40,085,000	39,837,912
PLS Group Ltd.
6.875%, due 5/1/31 (a)	19,865,000	20,334,447
Skeena Resources Ltd.
8.50%, due 4/1/31 (a)	28,170,000	29,493,142
		225,079,657
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	12,090,000	11,721,468
6.375%, due 3/15/33	9,790,000	9,959,484
Avient Corp.
7.125%, due 8/1/30 (a)	9,745,000	9,925,088
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	26,359,375	26,741,454
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,303,809
Enpro, Inc.
6.125%, due 6/1/33 (a)	5,500,000	5,605,127
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	1,510,000	1,510,590
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	15,000,000	15,396,615
		95,163,635
Oil & Gas 5.1%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	7,250,000	7,439,711
9.00%, due 11/1/27	11,295,000	12,961,012
	Principal Amount	Value

Oil & Gas (continued)
Caturus Energy LLC
7.125%, due 5/15/31 (a)	$ 9,725,000	$ 9,751,820
Chord Energy Corp.
6.00%, due 10/1/30 (a)	14,500,000	14,779,763
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	12,790,000	12,785,482
6.75%, due 3/1/29	14,000,000	13,952,877
Crescent Energy Finance LLC (a)
7.625%, due 4/1/32	3,520,000	3,624,463
7.75%, due 7/31/29	23,208,000	23,353,050
7.875%, due 4/15/32	9,150,000	9,485,851
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	24,107,000	25,421,410
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,316,588
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,996,268
6.00%, due 2/1/31	9,045,000	8,939,151
Matador Resources Co. (a)
6.00%, due 4/15/34	6,500,000	6,524,700
6.25%, due 4/15/33	14,680,000	14,929,052
6.50%, due 4/15/32	10,000,000	10,211,640
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	6,440,000	6,519,579
Murphy Oil Corp.
6.00%, due 10/1/32	8,750,000	8,807,633
6.50%, due 2/15/34	10,000,000	10,077,080
Noble Finance II LLC
8.00%, due 4/15/30 (a)	35,500,000	36,922,343
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	10,960,043
Permian Resources Operating LLC
5.875%, due 7/1/29 (a)	5,000,000	5,004,055
Range Resources Corp.
4.75%, due 2/15/30 (a)	5,000,000	4,905,797
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	17,515,000	18,361,346
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,150,489
6.75%, due 8/1/29 (a)	12,750,000	13,078,899
7.00%, due 8/1/32 (a)	5,000,000	5,132,595
Sunoco LP (a)
4.50%, due 10/1/29	23,035,000	22,574,169
4.625%, due 5/1/30	15,195,000	14,777,806
5.375%, due 7/15/31	8,405,000	8,365,626
5.875%, due 7/15/27	16,025,000	16,024,534
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Talos Production, Inc. (a)
9.00%, due 2/1/29	$ 24,000,000	$ 25,037,424
9.375%, due 2/1/31	26,745,000	28,455,049
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	37,000,000	36,496,522
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	7,384,615	7,577,524
Transocean International Ltd. (a)
8.25%, due 5/15/29	6,000,000	6,229,656
8.75%, due 2/15/30	33,477,500	35,064,367
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	14,300,000	14,717,631
		534,713,005
Oil & Gas Services 1.0%
Archrock Services LP
6.00%, due 2/1/34 (a)	7,250,000	7,297,240
Bristow Group, Inc.
6.75%, due 2/1/33 (a)	18,645,000	18,972,933
Kodiak Gas Services LLC (a)
5.875%, due 4/1/31	11,570,000	11,654,066
6.75%, due 10/1/35	7,750,000	8,050,199
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,674,158
SESI LLC
7.875%, due 9/30/30 (a)	23,500,000	24,267,111
Tidewater, Inc.
9.125%, due 7/15/30 (a)	23,075,000	24,840,191
		105,755,898
Packaging & Containers 0.2%
Canpack Group, Inc.
6.00%, due 5/15/31 (a)	10,380,000	10,384,851
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	10,000,000	9,824,466
		20,209,317
Pharmaceuticals 2.3%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	29,213,000	30,170,544
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	10,612,000	11,036,480
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	23,081,000	23,438,644
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	22,020,000	23,342,301
HLF Financing Sarl LLC
7.75%, due 5/1/33 (a)	7,865,000	8,033,280
	Principal Amount	Value

Pharmaceuticals (continued)
Jazz Securities DAC
4.375%, due 1/15/29 (a)	$ 59,385,000	$ 58,077,817
Organon & Co. (a)
4.125%, due 4/30/28	35,525,000	35,062,705
5.125%, due 4/30/31	53,450,000	53,110,441
		242,272,212
Pipelines 4.3%
Antero Midstream Partners LP
5.75%, due 1/15/28 (a)	14,995,000	14,992,979
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,758,637
6.875%, due 7/1/29	17,708,000	18,283,634
Energy Transfer LP
4.40%, due 3/15/27	7,000,000	7,004,282
4.95%, due 5/15/28	9,000,000	9,076,616
Excelerate Energy LP
8.00%, due 5/15/30 (a)	27,025,000	28,659,715
Global Partners LP
7.125%, due 7/1/33 (a)	1,585,000	1,624,370
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	26,850,762
7.50%, due 5/15/32	3,000,000	3,123,450
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,455,290
5.875%, due 3/1/28	10,000,000	10,098,270
6.50%, due 6/1/29	7,500,000	7,684,313
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	27,473,959
Plains All American Pipeline LP
Series B
8.024% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(f)	45,303,000	45,282,269
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	22,190,780
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,436,075
4.95%, due 7/15/29	6,525,000	6,435,716
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (d)	10,000,000	10,437,140
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,469,899
6.75%, due 3/15/34	10,950,000	11,188,556
7.375%, due 2/15/29	27,400,000	28,228,357

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	$ 13,490,000	$ 13,961,233
Venture Global Calcasieu Pass LLC
6.00%, due 5/1/36 (a)	5,400,000	5,442,029
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	8,000,000	8,229,024
8.125%, due 6/1/28	14,110,000	14,437,648
8.375%, due 6/1/31	25,500,000	26,587,167
9.50%, due 2/1/29	16,865,000	18,405,904
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	5,560,000	5,733,906
6.50%, due 1/15/34	19,815,000	20,756,232
6.50%, due 6/15/34	8,500,000	8,894,680
6.75%, due 1/15/36	9,495,000	10,093,565
7.50%, due 5/1/33	1,500,000	1,663,445
Western Midstream Operating LP
4.75%, due 8/15/28	10,000,000	10,036,088
		456,995,990
Real Estate Investment Trusts 1.5%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	12,200,000	12,941,016
CTR Partnership LP
3.875%, due 6/30/28 (a)	4,625,000	4,505,916
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	9,115,000	9,154,936
6.375%, due 8/1/30	18,415,000	18,650,049
MPT Operating Partnership LP
4.625%, due 8/1/29	2,500,000	2,068,709
5.00%, due 10/15/27	11,990,000	11,690,203
8.50%, due 2/15/32 (a)	13,250,000	13,765,412
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	10,000,000	9,830,796
5.75%, due 3/15/34	13,605,000	13,523,477
6.50%, due 4/1/32	11,000,000	11,287,232
6.50%, due 6/15/33	10,460,000	10,773,936
7.25%, due 7/15/28	8,660,000	8,861,510
Starwood Property Trust, Inc.
5.75%, due 1/15/31 (a)	13,600,000	13,586,695
Vornado Realty LP
5.75%, due 2/1/33	15,215,000	15,240,799
		155,880,686
	Principal Amount	Value

Retail 4.7%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	$ 17,085,000	$ 16,767,102
4.00%, due 10/15/30	55,052,000	52,374,182
5.625%, due 9/15/29	11,000,000	11,098,703
6.125%, due 6/15/29	19,500,000	19,843,965
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	21,187,000	20,978,357
4.75%, due 3/1/30	18,525,000	18,041,233
5.00%, due 2/15/32 (a)	14,110,000	13,530,502
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	7,250,000	7,623,281
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	7,000,000	6,815,305
6.375%, due 1/15/30	4,035,000	4,100,561
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,471,899
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,253,944
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	45,000,000	44,057,214
8.25%, due 8/1/31	17,300,000	18,123,047
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,422,349
5.625%, due 5/1/27	16,817,000	16,844,361
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	20,634,000	19,750,720
PetSmart LLC
7.50%, due 9/15/32 (a)	7,000,000	7,088,190
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	24,300,000	24,786,983
Sonic Automotive, Inc.
4.875%, due 11/15/31 (a)	13,120,000	12,614,498
Yum! Brands, Inc.
3.625%, due 3/15/31	37,870,000	35,273,917
4.625%, due 1/31/32	46,500,000	44,735,664
4.75%, due 1/15/30 (a)	12,050,000	11,932,770
5.375%, due 4/1/32	30,000,000	30,020,971
		493,549,718
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	14,700,000	14,779,894
Software 3.4%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	36,355,000	35,397,263
6.625%, due 8/15/33	6,300,000	5,642,676
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Software (continued)
Cloud Software Group, Inc. (a) (continued)
8.25%, due 6/30/32	$ 6,000,000	$ 5,700,227
9.00%, due 9/30/29	16,630,000	16,328,750
Fair Isaac Corp. (a)
6.00%, due 5/15/33	18,300,000	18,047,901
6.25%, due 9/15/34	8,950,000	8,809,909
MSCI, Inc. (a)
3.625%, due 9/1/30	5,000,000	4,733,314
3.875%, due 2/15/31	4,000,000	3,798,492
OAK-Eagle AcquireCo, Inc. (a)
7.25%, due 7/1/33	31,500,000	32,458,105
8.75%, due 7/1/34	24,000,000	24,975,046
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	20,014,121
6.90%, due 12/1/27	11,340,000	11,597,373
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	34,897,000	31,415,459
4.125%, due 12/1/31	10,000,000	8,538,742
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,503,723
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,720,668
6.50%, due 6/1/32	22,350,000	22,614,460
UKG, Inc.
6.875%, due 2/1/31 (a)	44,500,000	43,312,447
		356,608,676
Telecommunications 4.2%
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	21,815,000	21,598,055
APLD ComputeCo LLC
9.25%, due 12/15/30 (a)	19,100,000	20,530,301
Bell Canada (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55	13,250,000	13,593,837
7.00% (5 Year Treasury Constant Maturity Rate + 2.363%), due 9/15/55	9,000,000	9,339,759
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	12,670,000	12,854,827
Cipher Compute LLC
7.125%, due 11/15/30 (a)	40,055,000	41,517,375
Connect Finco SARL
9.00%, due 9/15/29 (a)	10,000,000	10,546,870
	Principal Amount	Value

Telecommunications (continued)
Core Scientific Finance I LLC
7.75%, due 5/15/31 (a)	$ 54,330,000	$ 54,194,403
Flash Compute LLC
7.25%, due 12/31/30 (a)	18,265,000	18,631,580
Iliad Holding SAS (a)
7.00%, due 4/15/32	12,530,000	12,721,133
8.50%, due 4/15/31	10,000,000	10,609,067
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	32,995,000	32,705,102
Rogers Communications, Inc. (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	8,000,000	8,124,772
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	23,295,000	23,776,974
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	17,175,000	17,717,911
Sprint Capital Corp.
6.875%, due 11/15/28	17,070,000	18,023,416
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	21,250,000	20,849,410
TELUS Corp. (d)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	11,070,000	11,071,262
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	13,500,000	13,650,808
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	5,315,000	5,285,746
Uniti Group LP (a)
4.75%, due 4/15/28	13,060,000	13,009,901
6.50%, due 2/15/29	16,085,000	15,803,767
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	6,500,000	5,941,570
7.75%, due 4/15/32	7,500,000	7,291,236
Windstream Services LLC
8.25%, due 10/1/31 (a)	25,320,000	26,780,913
		446,169,995
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	7,000,058

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	$ 12,830,000	$ 13,111,041
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,000,000	22,938,419
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	51,660,000	49,990,096
Watco Cos. LLC
7.125%, due 8/1/32 (a)	48,500,000	50,369,723
		136,409,279
Total Corporate Bonds (Cost $9,213,893,040)		9,176,745,517
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(d)(f)	5,325,000	6,209,195
Total Foreign Government Bond (Cost $6,116,866)		6,209,195
Loan Assignments 5.6%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
6.932% (3 Month SOFR + 3.25%), due 3/27/31 (d)	6,009,548	6,020,281
Automobile 0.2%
Tenneco, Inc.
First Lien Term Loan B 8.756% - 8.80%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	21,050,000	21,036,844
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.152% (1 Month SOFR + 3.50%), due 10/10/29 (d)	14,401,893	13,897,827
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.902% (1 Month SOFR + 4.25%), due 2/11/33 (d)	10,000,000	10,068,750
		23,966,577
	Principal Amount	Value

Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
6.779% (1 Month SOFR + 3.00%), due 12/1/28 (d)	$ 4,007,861	$ 4,013,147
Capital Equipment 0.5%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
5.95% (1 Month SOFR + 2.25%), due 8/4/31 (d)	6,747,163	6,751,799
TK Elevator Midco GmbH
First Lien Term Loan B1
6.377% (6 Month SOFR + 2.75%), due 4/30/30 (d)	40,374,739	40,711,181
		47,462,980
Cargo Transport 0.1%
Clue Opco LLC
First Lien Term Loan B
8.163% (3 Month SOFR + 4.50%), due 12/19/30 (d)	2,649,222	2,630,180
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.169% (3 Month SOFR + 2.50%), due 3/8/32 (d)	7,443,750	7,443,750
		10,073,930
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
6.663% (4.75% PIK) (3 Month SOFR + 3.00%), due 9/28/29 (b)(d)	26,753,343	13,510,438
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.017% (1 Month SOFR + 4.25%), due 3/16/29 (d)	10,827,225	10,312,932
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.902% (1 Month SOFR + 2.25%), due 5/5/28 (d)	20,634,181	20,709,206
		31,022,138
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Electronics 0.2%
Camelot US Acquisition LLC (d)
First Lien Incremental Term Loan B
6.402% (1 Month SOFR + 2.75%), due 1/31/31	$ 11,023,603	$ 10,330,031
First Lien Incremental Term Loan
6.902% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	9,350,000
		19,680,031
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
5.902% (1 Month SOFR + 2.25%), due 8/18/31 (d)	9,850,000	9,883,864
Talen Energy Supply LLC (d)
First Lien Initial Term Loan B
6.153% (3 Month SOFR + 2.50%), due 5/17/30	4,804,221	4,815,564
First Lien 2024-1 Incremental Term Loan B
6.153% (3 Month SOFR + 2.50%), due 12/15/31	13,331,250	13,366,431
		28,065,859
Entertainment 0.0% ‡
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/16/31 (b)(e)	22,078,641	1,937,094
Finance 0.5%
Arches Buyer, Inc.
First Lien New Term Loan
7.002% (1 Month SOFR + 3.25%), due 12/6/27 (d)	14,037,544	14,004,640
Belron Finance 2019 LLC
First Lien Term Loan B
5.66% (3 Month SOFR + 2.00%), due 10/16/31 (d)	7,449,303	7,484,225
RealTruck Group, Inc.
First Lien Second Out Tranche Term Loan A
8.517% (1 Month SOFR + 4.75%), due 1/31/31 (d)	21,116,797	12,054,164
First Lien FLFO New Money Term Loan
9.42%, due 1/31/31	8,177,732	8,269,732
	Principal Amount	Value

Finance (continued)
RealTruck Group, Inc. (continued)
First Lien Second Out Tranche Term Loan B
9.767% (1 Month SOFR + 6.00%), due 1/31/31 (d)	$ 15,008,564	$ 8,567,384
		50,380,145
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
9.902% (1 Month SOFR + 6.25%), due 10/8/30 (d)	15,210,062	14,772,773
Healthcare, Education & Childcare 0.3%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.418% (1 Month SOFR + 3.75%), due 4/23/31 (d)	11,422,580	11,279,798
LifePoint Health, Inc.
First Lien Term Loan B1
7.423% (3 Month SOFR + 3.75%), due 5/19/31 (d)	24,837,205	24,731,646
		36,011,444
High Tech Industries 0.1%
Aretec Group, Inc.
First Lien Term Loan B4
6.652% (1 Month SOFR + 3.00%), due 8/9/30 (d)	15,154,050	15,187,207
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.902% (1 Month SOFR + 2.25%), due 2/6/31 (d)	8,820,000	8,529,672
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (d)	5,622,683	5,626,197
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (d)	29,953,668	29,997,341

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Corporate Bond Fund

	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (d)
First Lien Initial Term Loan
7.767% (1 Month SOFR + 4.00%), due 6/9/28	$ 25,714,882	$ 23,046,963
First Lien First Out Term Loan
10.767% (1 Month SOFR + 7.00%), due 6/11/28	9,828,852	9,877,996
		32,924,959
Oil & Gas 0.2%
PetroQuest Energy LLC (b)(e)
First Lien Term Loan
13.25% (13.25% PIK) (PRIME + 6.50%), due 6/30/26 (d)	33,661,204	336,612
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	490,261	490,261
Prairie Acquiror LP
First Lien Term Loan B5
6.902% (1 Month SOFR + 3.25%), due 8/1/29 (d)	10,291,505	10,342,962
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
2.25% (1 Month SOFR + 2.25%), due 3/18/30 (d)	6,896,369	6,910,735
		18,080,570
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.506% (3 Month SOFR + 6.80%), due 6/24/30 (d)	6,038,716	3,874,845
Retail 1.0%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.70% (3 Month SOFR + 5.00%), due 8/6/30 (d)	21,989,500	21,322,954
Great Outdoors Group LLC
First Lien Term Loan B
6.902% (1 Month SOFR + 3.25%), due 1/23/32 (d)	85,050,168	85,457,728
		106,780,682
	Principal Amount	Value

Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.652% (1 Month SOFR + 4.00%), due 8/18/32 (d)	$ 10,200,000	$ 10,229,753
Services: Business 0.2%
Dynamo US Bidco, Inc.
First Lien Term Loan B
6.907% (1 Month SOFR + 3.25%), due 9/30/31 (d)	5,839,415	5,153,284
Osaic Holdings, Inc.
First Lien Term Loan B1
6.20% (3 Month SOFR + 2.50%), due 7/30/32 (d)	15,000,000	14,986,455
		20,139,739
Software 0.3%
Cloud Software Group, Inc. (d)
First Lien Incremental Term Loan B
6.95% (3 Month SOFR + 3.25%), due 3/21/31	9,935,191	9,177,632
First Lien Initial Dollar Term Loan B
6.95% (1 Year SOFR + 3.50%), due 8/16/32	12,006,730	11,074,060
McAfee Corp.
First Lien Tranche Term Loan B1
6.652% (1 Month SOFR + 3.00%), due 3/1/29 (d)	11,150,339	9,793,711
		30,045,403
Total Loan Assignments (Cost $665,754,644)		589,370,049
Total Long-Term Bonds (Cost $9,931,459,829)		9,810,604,961

	Shares

Common Stocks 0.9%
Electric Utilities 0.2%
Keycon Power Holdings LLC (e)(i)	385,976	15,535,534
Electrical Equipment 0.1%
Energy Technologies, Inc. (e)(i)	16,724	6,689,600
Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (i)	1,404,300	13,354,893
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Entertainment 0.0% ‡
Warner Bros Discovery, Inc. (i)	175,750	$ 4,754,038
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)(i)	386,241	12,552,832
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (i)	60,445	11,638,080
PetroQuest Energy, Inc. (e)(i)	284,709	—
Talos Energy, Inc. (i)	747,549	11,900,980
		23,539,060
Pharmaceuticals 0.2%
Keenova Therapeutics plc (i)	168,818	14,961,495
Par Health, Inc. (i)	168,818	601,499
		15,562,994
Total Common Stocks (Cost $128,211,031)		91,988,951
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (e)(i)	37,258	43,778,150
Total Preferred Stock (Cost $35,514,837)		43,778,150
Exchange-Traded Funds 0.4%
iShares Gold Trust (i)	385,150	33,450,277
SPDR Gold Shares (i)	15,336	6,497,250
Total Exchange-Traded Funds (Cost $11,177,382)		39,947,527
Total Investments (Cost $10,106,363,079)	94.7%	9,986,319,589
Other Assets, Less Liabilities	5.3	558,193,648
Net Assets	100.0%	$ 10,544,513,237

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Issue in non-accrual status.
(h)	Restricted security. (See Note 6)
(i)	Non-income producing security.
Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Corporate Bond Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 38,280,200	$ —	$ 38,280,200
Corporate Bonds	—	9,172,569,637	4,175,880	9,176,745,517
Foreign Government Bond	—	6,209,195	—	6,209,195
Loan Assignments	—	586,606,082	2,763,967	589,370,049
Total Long-Term Bonds	—	9,803,665,114	6,939,847	9,810,604,961
Common Stocks	57,210,985	12,552,832	22,225,134	91,988,951
Preferred Stock	—	—	43,778,150	43,778,150
Exchange-Traded Funds	39,947,527	—	—	39,947,527
Total Investments in Securities	$ 97,158,512	$ 9,816,217,946	$ 72,943,131	$ 9,986,319,589

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $10,106,363,079)	$9,986,319,589
Cash	476,838,338
Due from custodian	2,801,505
Unrealized appreciation on unfunded commitments (See Note 5)	5,159
Receivables:
Interest	145,301,656
Investment securities sold	40,423,556
Fund shares sold	11,951,869
Other assets	2,266,520
Total assets	10,665,908,192
Liabilities
Payables:
Investment securities purchased	99,911,949
Fund shares redeemed	10,751,248
Manager (See Note 3)	4,633,255
Transfer agent (See Note 3)	1,693,178
Distribution/Service fees (See Note 3)	618,602
Professional fees	156,025
Custodian	35,384
Trustees	23,473
Accrued expenses	2,636
Distributions payable	3,569,205
Total liabilities	121,394,955
Net assets	$10,544,513,237
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$20,421,862
Additional paid-in-capital	11,326,156,298
11,346,578,160
Total distributable earnings (loss)	(802,064,923)
Net assets	$10,544,513,237
Class A
Net assets applicable to outstanding shares	$2,690,667,732
Shares of beneficial interest outstanding	520,586,140
Net asset value per share outstanding	$5.17
Maximum sales charge (4.50% of offering price)	0.24
Maximum offering price per share outstanding	$5.41
Investor Class
Net assets applicable to outstanding shares	$89,606,943
Shares of beneficial interest outstanding	17,188,640
Net asset value per share outstanding	$5.21
Maximum sales charge (4.00% of offering price)	0.22
Maximum offering price per share outstanding	$5.43
Class C
Net assets applicable to outstanding shares	$50,376,545
Shares of beneficial interest outstanding	9,790,556
Net asset value and offering price per share outstanding	$5.15
Class I
Net assets applicable to outstanding shares	$3,896,937,931
Shares of beneficial interest outstanding	753,648,452
Net asset value and offering price per share outstanding	$5.17
Class R2
Net assets applicable to outstanding shares	$6,461,740
Shares of beneficial interest outstanding	1,249,685
Net asset value and offering price per share outstanding	$5.17
Class R3
Net assets applicable to outstanding shares	$5,854,110
Shares of beneficial interest outstanding	1,134,192
Net asset value and offering price per share outstanding	$5.16
Class R6
Net assets applicable to outstanding shares	$3,804,421,024
Shares of beneficial interest outstanding	738,552,634
Net asset value and offering price per share outstanding	$5.15
SIMPLE Class
Net assets applicable to outstanding shares	$187,212
Shares of beneficial interest outstanding	35,921
Net asset value and offering price per share outstanding	$5.21

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Corporate Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$348,715,362
Dividends	67,830
Other	7,948,774
Total income	356,731,966
Expenses
Manager (See Note 3)	29,109,187
Transfer agent (See Note 3)	5,171,342
Distribution/Service—Class A (See Note 3)	3,390,811
Distribution/Service—Investor Class (See Note 3)	114,288
Distribution/Service—Class C (See Note 3)	266,215
Distribution/Service—Class R2 (See Note 3)	8,304
Distribution/Service—Class R3 (See Note 3)	14,508
Distribution/Service—SIMPLE Class (See Note 3)	486
Shareholder communication	454,566
Professional fees	450,733
Trustees	166,195
Registration	105,765
Custodian	69,705
Shareholder service (See Note 3)	6,222
Miscellaneous	187,336
Total expenses before waiver/reimbursement	39,515,663
Expense waiver/reimbursement from Manager (See Note 3)	(133,255)
Net expenses	39,382,408
Net investment income (loss)	317,349,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(123,299,763)
Foreign currency transactions	(6,491)
Net realized gain (loss)	(123,306,254)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	41,579,912
Translation of other assets and liabilities in foreign currencies	6,491
Unfunded commitments	33,098
Net change in unrealized appreciation (depreciation)	41,619,501
Net realized and unrealized gain (loss)	(81,686,753)
Net increase (decrease) in net assets resulting from operations	$235,662,805
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$317,349,558	$707,047,047
Net realized gain (loss)	(123,306,254)	(3,203,503)
Net change in unrealized appreciation (depreciation)	41,619,501	(15,301,497)
Net increase (decrease) in net assets resulting from operations	235,662,805	688,542,047
Distributions to shareholders:
Class A	(78,645,723)	(168,837,018)
Investor Class	(2,524,033)	(5,732,662)
Class B(a)	—	(12,807)
Class C	(1,285,807)	(3,353,221)
Class I	(113,578,907)	(237,982,843)
Class R2	(188,785)	(385,360)
Class R3	(159,075)	(302,195)
Class R6	(128,721,422)	(289,245,569)
SIMPLE Class	(5,472)	(9,745)
Total distributions to shareholders	(325,109,224)	(705,861,420)
Capital share transactions:
Net proceeds from sales of shares	1,033,767,675	2,249,563,051
Net asset value of shares issued to shareholders in reinvestment of distributions	301,643,300	657,470,937
Cost of shares redeemed	(1,868,845,853)	(3,217,980,239)
Increase (decrease) in net assets derived from capital share transactions	(533,434,878)	(310,946,251)
Net increase (decrease) in net assets	(622,881,297)	(328,265,624)
Net Assets
Beginning of period	11,167,394,534	11,495,660,158
End of period	$10,544,513,237	$11,167,394,534

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.21	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.15	0.31	0.31	0.28	0.24	0.25
Net realized and unrealized gain (loss)	(0.04)	(0.01)	0.31	0.03	(0.73)	0.25
Total from investment operations	0.11	0.30	0.62	0.31	(0.49)	0.50
Less distributions:
From net investment income	(0.15)	(0.31)	(0.31)	(0.28)	(0.24)	(0.25)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.15)	(0.31)	(0.31)	(0.28)	(0.26)	(0.28)
Net asset value at end of period	$5.17	$5.21	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	2.14%	5.96%	12.89%	6.31%	(8.88)%	9.37%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.64%††	6.00%	5.99%	5.52%	4.58%	4.38%
Net expenses (c)	0.96%††(d)	0.97%	0.96%	0.96%	0.95%	0.95%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$2,690,668	$2,786,891	$2,895,696	$2,876,677	$3,074,182	$3,901,512

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.26	$5.26	$4.94	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.14	0.31	0.30	0.27	0.24	0.24
Net realized and unrealized gain (loss)	(0.05)	(0.01)	0.32	0.02	(0.73)	0.26
Total from investment operations	0.09	0.30	0.62	0.29	(0.49)	0.50
Less distributions:
From net investment income	(0.14)	(0.30)	(0.30)	(0.27)	(0.24)	(0.25)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.14)	(0.30)	(0.30)	(0.27)	(0.26)	(0.28)
Net asset value at end of period	$5.21	$5.26	$5.26	$4.94	$4.92	$5.67
Total investment return (b)	1.82%	5.92%	12.80%	5.87%	(8.90)%	9.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.44%††	5.81%	5.82%	5.35%	4.45%	4.26%
Net expenses (c)	1.16%††	1.16%	1.14%	1.14%	1.09%	1.08%
Expenses (before waiver/reimbursement)	1.18%††	1.16%	1.14%	1.14%	1.09%	1.08%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000's)	$89,607	$94,464	$105,009	$111,541	$116,961	$139,214

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.19	$5.20	$4.89	$4.86	$5.60	$5.39
Net investment income (loss) (a)	0.12	0.26	0.26	0.23	0.19	0.20
Net realized and unrealized gain (loss)	(0.03)	(0.01)	0.31	0.03	(0.72)	0.24
Total from investment operations	0.09	0.25	0.57	0.26	(0.53)	0.44
Less distributions:
From net investment income	(0.13)	(0.26)	(0.26)	(0.23)	(0.20)	(0.21)
Return of capital	—	—	—	—	(0.01)	(0.02)
Total distributions	(0.13)	(0.26)	(0.26)	(0.23)	(0.21)	(0.23)
Net asset value at end of period	$5.15	$5.19	$5.20	$4.89	$4.86	$5.60
Total investment return (b)	1.66%	4.99%	11.89%	5.34%	(9.62)%	8.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.70%††	5.05%	5.09%	4.59%	3.66%	3.54%
Net expenses (c)	1.91%††	1.91%	1.89%	1.89%	1.84%	1.83%
Expenses (before waiver/reimbursement)	1.93%††	1.91%	1.89%	1.89%	1.84%	1.83%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$50,377	$57,705	$79,312	$98,729	$133,295	$214,696

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.22	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.15	0.33	0.32	0.29	0.25	0.26
Net realized and unrealized gain (loss)	(0.04)	0.00‡	0.31	0.03	(0.73)	0.26
Total from investment operations	0.11	0.33	0.63	0.32	(0.48)	0.52
Less distributions:
From net investment income	(0.16)	(0.33)	(0.32)	(0.29)	(0.25)	(0.27)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.16)	(0.33)	(0.32)	(0.29)	(0.27)	(0.30)
Net asset value at end of period	$5.17	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	2.07%	6.43%	13.16%	6.57%	(8.65)%	9.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.89%††	6.25%	6.22%	5.78%	4.82%	4.62%
Net expenses (c)	0.71%††(d)	0.72%	0.71%	0.71%	0.70%	0.70%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$3,896,938	$3,776,762	$3,912,995	$3,001,067	$3,159,577	$4,116,697

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.22	$5.22	$4.91	$4.88	$5.63	$5.41
Net investment income (loss) (a)	0.14	0.31	0.30	0.27	0.23	0.24
Net realized and unrealized gain (loss)	(0.04)	(0.00)‡	0.32	0.03	(0.73)	0.26
Total from investment operations	0.10	0.31	0.62	0.30	(0.50)	0.50
Less distributions:
From net investment income	(0.15)	(0.31)	(0.31)	(0.27)	(0.23)	(0.25)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.15)	(0.31)	(0.31)	(0.27)	(0.25)	(0.28)
Net asset value at end of period	$5.17	$5.22	$5.22	$4.91	$4.88	$5.63
Total investment return (b)	1.89%	6.06%	12.77%	6.19%	(8.98)%	9.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.54%††	5.89%	5.89%	5.42%	4.45%	4.28%
Net expenses (c)	1.06%††(d)	1.07%	1.06%	1.06%	1.05%	1.05%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$6,462	$6,756	$6,453	$6,548	$6,949	$10,640

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R3	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.21	$5.21	$4.90	$4.88	$5.62	$5.40
Net investment income (loss) (a)	0.14	0.29	0.29	0.26	0.22	0.22
Net realized and unrealized gain (loss)	(0.05)	(0.00)‡	0.31	0.02	(0.72)	0.26
Total from investment operations	0.09	0.29	0.60	0.28	(0.50)	0.48
Less distributions:
From net investment income	(0.14)	(0.29)	(0.29)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.14)	(0.29)	(0.29)	(0.26)	(0.24)	(0.26)
Net asset value at end of period	$5.16	$5.21	$5.21	$4.90	$4.88	$5.62
Total investment return (b)	1.77%	5.81%	12.52%	5.72%	(9.07)%	9.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.29%††	5.65%	5.62%	5.18%	4.25%	3.98%
Net expenses (c)	1.31%††(d)	1.32%	1.31%	1.31%	1.30%	1.30%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$5,854	$5,836	$4,989	$3,913	$3,482	$3,630

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.20	$5.20	$4.89	$4.87	$5.61	$5.40
Net investment income (loss) (a)	0.16	0.33	0.33	0.30	0.26	0.27
Net realized and unrealized gain (loss)	(0.05)	0.00‡	0.31	0.02	(0.72)	0.24
Total from investment operations	0.11	0.33	0.64	0.32	(0.46)	0.51
Less distributions:
From net investment income	(0.16)	(0.33)	(0.33)	(0.30)	(0.26)	(0.27)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.16)	(0.33)	(0.33)	(0.30)	(0.28)	(0.30)
Net asset value at end of period	$5.15	$5.20	$5.20	$4.89	$4.87	$5.61
Total investment return (b)	2.15%	6.61%	13.39%	6.54%	(8.36)%	9.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.05%††	6.40%	6.39%	5.93%	4.98%	4.79%
Net expenses (c)	0.57%††(d)	0.57%	0.56%	0.56%	0.57%	0.57%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$3,804,421	$4,438,761	$4,489,548	$3,856,330	$3,609,591	$3,697,586

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Corporate Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.26	$5.26	$4.95	$4.92	$5.67	$5.45
Net investment income (loss) (a)	0.14	0.31	0.30	0.27	0.22	0.23
Net realized and unrealized gain (loss)	(0.04)	(0.01)	0.31	0.02	(0.73)	0.25
Total from investment operations	0.10	0.30	0.61	0.29	(0.51)	0.48
Less distributions:
From net investment income	(0.15)	(0.30)	(0.30)	(0.26)	(0.22)	(0.23)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.15)	(0.30)	(0.30)	(0.26)	(0.24)	(0.26)
Net asset value at end of period	$5.21	$5.26	$5.26	$4.95	$4.92	$5.67
Total investment return (b)	1.83%	5.90%	12.54%	6.00%	(9.14)%	8.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.47%††	5.82%	5.67%	5.30%	4.23%	4.00%
Net expenses (c)	1.14%††(d)	1.16%	1.21%	1.21%	1.34%	1.33%
Portfolio turnover rate	16%	34%	29%	20%	16%	40%
Net assets at end of period (in 000’s)	$187	$220	$144	$47	$32	$27

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay High Yield Corporate Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R2	May 1, 2008
Class R3	February 29, 2016
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee. Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

30	NYLI MacKay High Yield Corporate Bond Fund

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each
31

Notes to Financial Statements (Unaudited) (continued)
security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can

32	NYLI MacKay High Yield Corporate Bond Fund

be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such
33

Notes to Financial Statements (Unaudited) (continued)
securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The
Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million up to $5 billion; 0.525% from $5 billion up to $7 billion; 0.50% from $7 billion up to $10 billion; 0.49% from $10 billion to $15 billion; and 0.48% in excess of $15 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2026, the effective management fee rate was 0.54%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets. New York Life Investment Management may voluntarily waive a portion of the fee for fund accounting services for the Fund to the extent it deems appropriate. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $29,109,187 and waived fees and/or reimbursed expenses in the amount of $133,255 and paid the Subadvisor fees in the amount of $14,271,792.

34	NYLI MacKay High Yield Corporate Bond Fund

Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the six-month period ended April 30, 2026, shareholder service fees incurred by the Fund were as follows:

Class R2	$3,321
Class R3	2,901
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $153,701 and $5,007, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2026, of $18,997, $26 and $389, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,018,621	$—
Investor Class	168,407	(8,030)
Class C	97,985	(4,594)
Class I	2,793,545	—
Class R2	4,944	—
Class R3	4,319	—
Class R6	83,442	—
SIMPLE Class	79	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
35

Notes to Financial Statements (Unaudited) (continued)
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$14,646,335	0.4%
SIMPLE Class	31,484	16.8
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$10,081,708,748	$247,179,826	$(342,568,985)	$(95,389,159)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $580,515,533, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$78,906	$501,610
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$705,861,420
Note 5–Commitments and Contingencies
As of April 30, 2026, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$2,584,904	$5,159

TBD—To Be Determined
Commitments are available until maturity date.

Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of April 30, 2026, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	4/30/26 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 9,200,000	$ 9,323,706	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	386,241	43,250,890	12,552,832	0.1
Total			$ 52,574,596	$ 12,552,832	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

36	NYLI MacKay High Yield Corporate Bond Fund

Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $1,690,197 and $2,318,134, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	23,055,381	$119,889,149
Shares issued to shareholders in reinvestment of distributions	13,283,598	68,873,814
Shares redeemed	(51,340,176)	(266,958,509)
Net increase (decrease) in shares outstanding before conversion	(15,001,197)	(78,195,546)
Shares converted into Class A (See Note 1)	1,150,761	5,974,403
Shares converted from Class A (See Note 1)	(136,821)	(710,591)
Net increase (decrease)	(13,987,257)	$(72,931,734)
Year ended October 31, 2025:
Shares sold	62,718,145	$326,461,867
Shares issued to shareholders in reinvestment of distributions	28,321,659	147,534,719
Shares redeemed	(114,866,321)	(598,429,956)
Net increase (decrease) in shares outstanding before conversion	(23,826,517)	(124,433,370)
Shares converted into Class A (See Note 1)	3,621,299	18,908,018
Shares converted from Class A (See Note 1)	(70,668)	(368,160)
Net increase (decrease)	(20,275,886)	$(105,893,512)

37

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	288,949	$1,515,511
Shares issued to shareholders in reinvestment of distributions	466,748	2,440,419
Shares redeemed	(991,930)	(5,202,756)
Net increase (decrease) in shares outstanding before conversion	(236,233)	(1,246,826)
Shares converted into Investor Class (See Note 1)	36,222	190,012
Shares converted from Investor Class (See Note 1)	(580,859)	(3,044,825)
Net increase (decrease)	(780,870)	$(4,101,639)
Year ended October 31, 2025:
Shares sold	738,854	$3,883,915
Shares issued to shareholders in reinvestment of distributions	1,051,257	5,522,701
Shares redeemed	(2,149,974)	(11,298,005)
Net increase (decrease) in shares outstanding before conversion	(359,863)	(1,891,389)
Shares converted into Investor Class (See Note 1)	291,679	1,535,762
Shares converted from Investor Class (See Note 1)	(1,926,055)	(10,132,517)
Net increase (decrease)	(1,994,239)	$(10,488,144)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	805	$4,163
Shares issued to shareholders in reinvestment of distributions	2,370	12,320
Shares redeemed	(23,959)	(123,997)
Net increase (decrease) in shares outstanding before conversion	(20,784)	(107,514)
Shares converted from Class B	(270,891)	(1,413,029)
Net increase (decrease)	(291,675)	$(1,520,543)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	338,998	$1,757,431
Shares issued to shareholders in reinvestment of distributions	244,292	1,261,526
Shares redeemed	(1,608,035)	(8,319,569)
Net increase (decrease) in shares outstanding before conversion	(1,024,745)	(5,300,612)
Shares converted into Class C (See Note 1)	2,904	15,132
Shares converted from Class C (See Note 1)	(305,120)	(1,581,150)
Net increase (decrease)	(1,326,961)	$(6,866,630)
Year ended October 31, 2025:
Shares sold	932,080	$4,845,476
Shares issued to shareholders in reinvestment of distributions	632,838	3,282,475
Shares redeemed	(4,275,737)	(22,175,674)
Net increase (decrease) in shares outstanding before conversion	(2,710,819)	(14,047,723)
Shares converted from Class C (See Note 1)	(1,434,128)	(7,450,399)
Net increase (decrease)	(4,144,947)	$(21,498,122)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	93,131,079	$484,125,988
Shares issued to shareholders in reinvestment of distributions	21,324,229	110,556,594
Shares redeemed	(84,785,897)	(441,000,443)
Net increase (decrease) in shares outstanding before conversion	29,669,411	153,682,139
Shares converted into Class I (See Note 1)	130,500	677,583
Shares converted from Class I (See Note 1)	(295,956)	(1,531,274)
Net increase (decrease)	29,503,955	$152,828,448
Year ended October 31, 2025:
Shares sold	132,825,338	$693,946,960
Shares issued to shareholders in reinvestment of distributions	44,368,913	231,326,916
Shares redeemed	(199,616,973)	(1,041,236,602)
Net increase (decrease) in shares outstanding before conversion	(22,422,722)	(115,962,726)
Shares converted into Class I (See Note 1)	124,164	646,591
Shares converted from Class I (See Note 1)	(3,057,571)	(16,045,128)
Net increase (decrease)	(25,356,129)	$(131,361,263)

38	NYLI MacKay High Yield Corporate Bond Fund

Class R2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	180,263	$939,263
Shares issued to shareholders in reinvestment of distributions	26,174	135,695
Shares redeemed	(252,121)	(1,313,094)
Net increase (decrease)	(45,684)	$(238,136)
Year ended October 31, 2025:
Shares sold	465,868	$2,435,581
Shares issued to shareholders in reinvestment of distributions	53,234	277,531
Shares redeemed	(459,648)	(2,402,045)
Net increase (decrease)	59,454	$311,067

Class R3	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	42,309	$219,688
Shares issued to shareholders in reinvestment of distributions	28,124	145,588
Shares redeemed	(57,070)	(296,353)
Net increase (decrease)	13,363	$68,923
Year ended October 31, 2025:
Shares sold	215,907	$1,124,373
Shares issued to shareholders in reinvestment of distributions	52,887	275,191
Shares redeemed	(104,944)	(546,392)
Net increase (decrease)	163,850	$853,172

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	81,952,086	$425,315,309
Shares issued to shareholders in reinvestment of distributions	22,882,733	118,224,192
Shares redeemed	(220,489,501)	(1,145,713,592)
Net increase (decrease) in shares outstanding before conversion	(115,654,682)	(602,174,091)
Shares converted into Class R6 (See Note 1)	27,817	145,206
Shares converted from Class R6 (See Note 1)	(25,979)	(134,496)
Net increase (decrease)	(115,652,844)	$(602,163,381)
Year ended October 31, 2025:
Shares sold	233,815,017	$1,216,756,354
Shares issued to shareholders in reinvestment of distributions	51,841,607	269,229,339
Shares redeemed	(297,066,319)	(1,541,727,855)
Net increase (decrease) in shares outstanding before conversion	(11,409,695)	(55,742,162)
Shares converted into Class R6 (See Note 1)	2,823,992	14,768,316
Shares converted from Class R6 (See Note 1)	(86,077)	(449,454)
Net increase (decrease)	(8,671,780)	$(41,423,300)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,017	$5,336
Shares issued to shareholders in reinvestment of distributions	1,047	5,472
Shares redeemed	(7,912)	(41,537)
Net increase (decrease)	(5,848)	$(30,729)
Year ended October 31, 2025:
Shares sold	19,955	$104,362
Shares issued to shareholders in reinvestment of distributions	1,854	9,745
Shares redeemed	(7,493)	(39,713)
Net increase (decrease)	14,316	$74,394

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
45

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
46

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
47

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
48

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
49

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
50

NYLI MacKay U.S. Infrastructure Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.8%
Corporate Bonds 7.9%
Commercial Services 3.2%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 924,695
Series 2021
2.067%, due 4/1/31	2,616,000	2,286,241
Cornell University
Series 2025
4.733%, due 6/15/35	10,000,000	9,915,548
Johns Hopkins University (The)
Series A
1.972%, due 7/1/30	2,270,000	2,055,591
President and Fellows of Harvard College
4.609%, due 2/15/35	3,000,000	2,972,157
4.875%, due 10/15/40	4,928,000	4,831,143
4.887%, due 3/15/30	4,500,000	4,598,031
5.259%, due 3/15/36	5,000,000	5,166,149
5.625%, due 10/1/38	1,205,000	1,257,482
Puerto Rico Tollroads LLC
Series 2025
3.90%, due 7/1/35	15,000,000	15,000,000
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,771,990
(zero coupon), due 2/15/41	10,000,000	3,186,697
Series A
7.125%, due 2/15/35	4,870,000	4,853,648
Trustees of Columbia University in the City of New York (The)
Series 2024
4.355%, due 10/1/35	2,509,000	2,423,355
Trustees of Princeton University (The)
4.647%, due 7/1/30	4,975,000	5,033,980
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,342,797
		71,619,504
Healthcare-Services 4.1%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	1,590,000	1,577,017
Ascension Health
Series 2025
4.294%, due 11/15/30	4,000,000	3,956,648
Series 2025
4.923%, due 11/15/35	4,000,000	3,950,067
	Principal Amount	Value

Healthcare-Services (continued)
CommonSpirit Health
4.825%, due 9/1/35	$ 12,500,000	$ 12,128,101
Lifespan Corp.
4.65%, due 5/15/31	4,000,000	3,980,033
Series 2025
5.05%, due 2/15/30	9,195,000	9,319,872
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,161,024
Orlando Health Obligated Group
5.475%, due 10/1/35	2,725,000	2,807,670
PeaceHealth Obligated Group
4.855%, due 11/15/32	5,500,000	5,510,116
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	4,250,000	3,782,645
Sutter Health
Series 2025
5.213%, due 8/15/32	6,750,000	6,903,642
Series 2025
5.537%, due 8/15/35	5,500,000	5,679,668
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	10,624,000	10,694,482
UC Health LLC
Series 2025
5.858%, due 8/1/35	12,500,000	12,799,997
		92,250,982
Real Estate 0.6%
Fort Carson Family Housing LLC
5.677%, due 12/15/45	13,365,000	13,250,866
Total Corporate Bonds (Cost $177,358,716)		177,121,352
Municipal Bonds 88.9%
Alabama 0.8%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	283,554
Series B
2.156%, due 9/1/32	945,000	825,521
Series B
2.156%, due 9/1/32	3,055,000	2,675,427

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Alabama Federal Aid Highway Finance Authority Revenue Bonds (continued)
Series B
2.256%, due 9/1/33	$ 5,000	$ 4,291
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series E
5.00%, due 7/1/33	9,500,000	9,985,493
Series F
5.00%, due 12/1/35	3,500,000	3,711,094
		17,485,380
Arizona 0.2%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,545,784
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,077,355
3.90%, due 10/1/34	1,900,000	1,679,804
		4,302,943
Arkansas 0.6%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,434,303
Series A, Insured: BAM
5.103%, due 8/1/30	3,350,000	3,449,026
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,154,514
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,048,133
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,175,481
Rogers School District No. 30 Limited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/29	1,000,000	1,023,565
		13,285,022
	Principal Amount	Value

California 15.1%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	$ 5,590,000	$ 4,343,585
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,946,401
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,893,152
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	5,000,000	5,228,136
Alameda Corridor Transportation Authority Revenue Bonds
Series D, Insured: AG
(zero coupon), due 10/1/38	5,500,000	2,745,313
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AG
2.971%, due 7/1/33	2,800,000	2,508,220
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,255,026
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AG
5.15%, due 7/1/31	1,000,000	1,032,676
California Community Choice Financing Authority, Clean Energy Project (b) Revenue Bonds
Series B
5.00%, due 1/1/55	7,545,000	7,723,277
Series D
5.00%, due 10/1/55	6,580,000	6,658,967
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,329,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	$ 1,900,000	$ 1,597,489
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	3,500,000	2,912,760
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	4,980,935
California Municipal Finance Authority, Channing House Project Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.43%, due 5/15/36	425,000	424,954
California Public Finance Authority, Children's Hospital Los Angeles Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	8,000,000	8,205,500
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	7,750,000	8,093,694
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,102,925
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	865,247
Series B
4.90%, due 11/1/34	3,750,000	3,819,374
	Principal Amount	Value

California (continued)
California State University Revenue Bonds
Series D
2.67%, due 11/1/38	$ 1,500,000	$ 1,182,073
Series B
4.282%, due 11/1/29	495,000	498,967
Series B
4.412%, due 11/1/30	665,000	672,541
Series B
4.555%, due 11/1/31	845,000	856,633
Series B
4.705%, due 11/1/32	500,000	508,532
Series B
5.028%, due 11/1/35	2,025,000	2,075,169
Series B
5.128%, due 11/1/36	1,105,000	1,132,898
Series B
5.208%, due 11/1/37	1,075,000	1,100,793
Series B
5.278%, due 11/1/38	2,025,000	2,072,337
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AG
2.148%, due 11/15/30	1,480,000	1,416,041
Central Valley Energy Authority Revenue Bonds
5.00%, due 8/1/34	5,000,000	5,321,913
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,063,479
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,133,319
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AG
3.258%, due 5/15/30	8,160,000	7,857,852
Series A, Insured: AG
3.408%, due 5/15/32	5,410,000	5,105,511
City of Los Angeles Unlimited General Obligation
Series A
3.55%, due 9/1/31	1,185,000	1,161,584
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	$ 2,040,000	$ 2,135,137
Series B
5.341%, due 6/1/35	3,615,000	3,786,261
Series B
5.441%, due 6/1/36	3,925,000	4,112,741
Series B
5.541%, due 6/1/37	4,000,000	4,192,251
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	6,895,000	7,304,846
City of Los Angeles, Department of Airports Revenue Bonds
Series C
6.582%, due 5/15/39	1,990,000	2,109,256
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,053,531
Series A-2
5.60%, due 7/15/32	2,580,000	2,739,238
Series A-2
5.75%, due 7/15/34	4,205,000	4,457,208
Contra Costa Community College District Unlimited General Obligation
2.926%, due 8/1/38	1,610,000	1,319,611
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,345,768
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,989,282
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	926,123
	Principal Amount	Value

California (continued)
East Bay Municipal Utility District Water System Revenue Bonds
Series B
5.874%, due 6/1/40	$ 7,175,000	$ 7,462,339
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	951,412
Foothill-Eastern Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.491%, due 1/15/35	2,000,000	1,676,183
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,391,703
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,504,602
Los Angeles Community College District Unlimited General Obligation
2.106%, due 8/1/32	2,450,000	2,160,319
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,433,605
Los Angeles County Public Works Financing Authority, Multiple Capital Projects Revenue Bonds
Series B
7.488%, due 8/1/33	8,750,000	9,449,835
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	4,025,000	4,734,220
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	9,060,000	9,499,422

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	$ 3,175,000	$ 3,268,441
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	2,076,992
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,370,031
Ontario Public Financing Authority Revenue Bonds
Series A
4.567%, due 10/1/34	500,000	496,190
Series A
4.617%, due 10/1/35	600,000	592,896
Series A
4.667%, due 10/1/36	750,000	737,875
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,003	2,116,784
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,128,295
Series B
3.316%, due 8/1/41	3,000,000	2,499,330
Series A-2
5.75%, due 8/1/31	1,230,000	1,317,501
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,476,427
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	887,887
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.571%, due 1/15/30	1,250,000	1,178,893
	Principal Amount	Value

California (continued)
San Jose Evergreen Community College District, Election of 2016 Unlimited General Obligation
Series B-1
2.61%, due 9/1/36	$ 3,000,000	$ 2,480,754
Series B-1
2.70%, due 9/1/37	3,000,000	2,444,161
San Jose Evergreen Community College District Unlimited General Obligation
Series B
4.925%, due 7/1/43	4,905,000	4,902,740
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,419,604
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,624,102
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,263,401
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,713,431
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AG
5.93%, due 7/1/32	1,540,000	1,595,396
Series A, Insured: AG
6.03%, due 7/1/32	6,050,000	6,286,291
State of California Unlimited General Obligation
5.10%, due 9/1/35	3,500,000	3,600,170
7.55%, due 4/1/39	16,310,000	19,308,411
7.60%, due 11/1/40	33,250,000	39,887,648
State of California, Various Purpose Unlimited General Obligation
5.875%, due 10/1/41	4,000,000	4,143,787
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,951,075
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
State of California Department of Water Resources, Central Valley Project Revenue Bonds (continued)
Series BE
2.132%, due 12/1/33	$ 7,500,000	$ 6,394,609
University of California Revenue Bonds
Series J
4.131%, due 5/15/45	1,000,000	906,056
Series BU
4.932%, due 5/15/34	2,000,000	2,051,078
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	7,500,000	5,743,519
		341,425,340
Colorado 2.1%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,360,599
City & County of Denver Unlimited General Obligation
Series B
4.33%, due 8/1/36	4,715,000	4,618,929
Series B
5.00%, due 8/1/32	8,015,000	8,369,534
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	5,100,000	5,346,710
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	1,000,000	1,047,442
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	10,085,000	10,712,519
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,960,000	5,272,670
	Principal Amount	Value

Colorado (continued)
Colorado Housing and Finance Authority Revenue Bonds (continued)
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	$ 2,970,000	$ 3,187,883
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AG
3.344%, due 12/1/32	1,850,000	1,722,344
Regional Transportation District, Fastracks Project Revenue Bonds
Series A
2.337%, due 11/1/36	1,000,000	801,295
		48,439,925
Connecticut 2.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,225,000	8,371,893
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55	6,000,000	6,284,148
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,601,025
Series A
4.06%, due 6/15/30	4,600,000	4,595,638
Series A
4.628%, due 5/15/32	5,060,000	5,149,543
Series A
4.657%, due 5/15/30	7,000,000	7,150,089
Series A
4.846%, due 5/1/33	1,800,000	1,848,691
Series A
4.89%, due 3/15/32	3,000,000	3,095,017
Series A
5.049%, due 3/15/33	4,200,000	4,365,077
Series A
5.099%, due 3/15/34	4,150,000	4,323,687
		48,784,808

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia 1.6%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	$ 10,000,000	$ 10,432,526
Series B
5.203%, due 5/1/32	8,800,000	9,217,059
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,577,835
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,215,941
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	5,550,000	5,622,617
		35,065,978
Florida 2.2%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AG
5.60%, due 9/1/42	1,000,000	1,019,513
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,352,526
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,670,344
2.543%, due 10/1/35	2,395,000	1,998,322
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,468,087
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.012%, due 10/1/31	6,940,000	6,179,193
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Seaport Department Revenue Bonds (continued)
Series A-3, Insured: AG
2.162%, due 10/1/32	$ 4,000,000	$ 3,501,820
Series A-3, Insured: AG
2.312%, due 10/1/33	3,000,000	2,587,255
Series A-3, Insured: AG
2.712%, due 10/1/37	1,000,000	810,293
5.499%, due 11/1/29	1,150,000	1,197,238
5.653%, due 11/1/32	3,545,000	3,768,987
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,411,656
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,190,000	2,279,834
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.884%, due 10/1/30	1,700,000	1,752,971
Insured: AG
4.981%, due 10/1/31	1,500,000	1,555,287
Insured: AG
5.031%, due 10/1/32	1,250,000	1,299,192
Insured: AG
5.118%, due 10/1/33	1,500,000	1,565,026
Insured: AG
5.168%, due 10/1/34	1,750,000	1,827,715
Insured: AG
5.188%, due 10/1/35	1,500,000	1,563,928
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,939,416
		49,748,603
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia 2.9%
Atlanta & Fulton County Recreation Authority, Downtown Arena Project Revenue Bonds
Series A, Insured: AG
3.803%, due 12/15/37	$ 4,000,000	$ 3,646,424
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,681,266
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.776%, due 7/1/33	1,300,000	1,321,706
Series A
4.976%, due 7/1/35	1,000,000	1,020,199
Series A
5.076%, due 7/1/36	1,120,000	1,143,238
Series A
5.196%, due 7/1/37	2,170,000	2,218,886
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A
4.525%, due 1/1/31	2,000,000	2,020,367
Series A
4.763%, due 1/1/33	1,700,000	1,718,419
Series A
5.093%, due 1/1/37	5,850,000	5,893,989
Series A, Insured: BAM
5.173%, due 1/1/38	1,600,000	1,608,466
Series A
5.223%, due 1/1/39	3,365,000	3,368,343
Main Street Energy, Inc., Energy Project Revenue Bonds
Series D
5.00%, due 12/1/33	16,000,000	16,845,310
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,370,000	1,424,875
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AG-CR AMBAC
5.95%, due 1/1/35	2,730,000	2,881,445
	Principal Amount	Value

Georgia (continued)
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	$ 11,595,000	$ 11,986,371
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	903,908
State of Georgia Unlimited General Obligation
Series B
1.85%, due 8/1/38	2,000,000	1,459,529
		66,142,741
Guam 0.0% ‡
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	996,928
Hawaii 3.5%
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,893,956
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,968,379
Series GC
1.868%, due 10/1/31	6,000,000	5,316,982
Series GJ
2.042%, due 8/1/31	4,255,000	3,821,904
Series FZ
2.245%, due 8/1/38	3,475,000	2,634,771
Series GD
2.642%, due 10/1/36	1,200,000	994,336
Series GD
2.80%, due 10/1/38	2,000,000	1,611,380
Series GD
2.83%, due 10/1/39	2,650,000	2,100,351
Series GQ
4.424%, due 10/1/32	7,000,000	7,027,913
Series GM
4.821%, due 10/1/32	2,000,000	2,052,009

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii Unlimited General Obligation (continued)
Series GN
4.936%, due 10/1/37	$ 5,000,000	$ 5,032,248
Series GQ
5.029%, due 10/1/39	5,000,000	5,025,204
Series GQ
5.079%, due 10/1/40	18,140,000	18,163,230
Series GQ
5.159%, due 10/1/41	17,695,000	17,704,030
		78,346,693
Idaho 1.2%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.128%, due 1/1/35	1,170,000	1,171,385
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	11,680,000	12,178,290
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	4,980,000	5,248,396
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,210,000	7,599,075
		26,197,146
Illinois 6.2%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,069,865
Chicago Board of Education Unlimited General Obligation
Series D, Insured: BAM
6.519%, due 12/1/40	1,635,000	1,700,764
City of Chicago Unlimited General Obligation
Series A
5.879%, due 1/1/31	4,750,000	4,771,759
	Principal Amount	Value

Illinois (continued)
City of Chicago Unlimited General Obligation (continued)
Series A
6.226%, due 1/1/32	$ 13,000,000	$ 13,155,038
Series B, Insured: AG-CR
7.375%, due 1/1/33	2,868,000	3,162,741
City of Chicago, Wastewater Transmission Revenue Bonds, Second Lien
Series B, Insured: BAM
6.90%, due 1/1/40	5,500,000	6,008,665
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	490,000	502,018
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	2,250,000	2,192,807
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,485,941
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	2,315,000	2,347,395
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,332,333
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	2,340,000	2,450,369
Series H, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	2,495,000	2,638,575
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/56	3,410,000	3,610,307
Illinois State Toll Highway Authority Revenue Bonds
Series A
6.184%, due 1/1/34	1,114,000	1,176,391
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	$ 12,380,000	$ 13,144,953
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,945,999
Series B
4.847%, due 1/1/31	5,450,000	5,531,460
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	850,000	835,786
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,093,208
State of Illinois Revenue Bonds
4.62%, due 6/15/38	17,437,335	17,251,917
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,067,905
Insured: AG-CR
5.65%, due 12/1/38	6,453,055	6,627,149
Series 1
6.63%, due 2/1/35	11,457,693	11,983,838
Series 3
6.725%, due 4/1/35	10,170,000	10,635,115
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	4,942,857	5,297,287
		140,019,585
Indiana 1.0%
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	2,000,000	1,626,735
Indiana Finance Authority, Ohio River Bridges East End Crossing Project Revenue Bonds
3.051%, due 1/1/51	5,000,000	3,589,000
	Principal Amount	Value

Indiana (continued)
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	$ 5,385,000	$ 5,626,309
Series A-2, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	4,500,000	4,769,179
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AG
4.991%, due 2/1/31	1,085,000	1,115,592
Series B, Insured: AG
5.033%, due 2/1/32	1,135,000	1,166,322
Series B, Insured: AG
5.083%, due 2/1/33	1,000,000	1,028,466
State of Indiana Finance Authority Revenue Bonds
Series A
3.624%, due 7/1/36	5,000,000	4,644,547
		23,566,150
Iowa 1.0%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,250,000	3,429,482
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,229,299
Series A
5.426%, due 12/1/35	1,730,000	1,737,331
Series A
5.908%, due 12/1/45	15,150,000	15,235,576
		23,631,688
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
5.945%, due 6/1/33	4,750,000	5,049,262
Series A-2
5.995%, due 6/1/34	5,000,000	5,332,991

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky Higher Education Student Loan Corp. Revenue Bonds (continued)
Series A-2
6.045%, due 6/1/35	$ 3,000,000	$ 3,207,553
Series A-2
6.195%, due 6/1/40	4,000,000	4,121,261
Kentucky Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,050,000	2,176,682
		19,887,749
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
Series A
4.475%, due 8/1/39	5,000,000	4,880,399
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,397,126	4,450,136
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,247,150
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,306,116
Tulane University Revenue Bonds
Series C, Insured: NATL-RE
4.214%, due 2/15/36	9,330,000	8,995,999
		22,879,800
	Principal Amount	Value

Maryland 1.6%
City of Baltimore Unlimited General Obligation
Series B
2.00%, due 10/15/34	$ 1,145,000	$ 940,888
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,634,491
Maryland Department of Housing & Community Development Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 9/1/56	2,500,000	2,652,665
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue Revenue Bonds
Series D
3.052%, due 7/1/40	6,020,000	4,678,867
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc. Revenue Bonds
Series C, Insured: BAM
3.762%, due 1/1/43	4,705,000	3,871,160
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,372,649
Maryland Stadium Authority, Pimlico Improvements Project Revenue Bonds
4.347%, due 6/15/31	2,915,000	2,922,532
4.447%, due 6/15/32	2,915,000	2,922,027
4.884%, due 6/15/37	6,220,000	6,214,880
4.984%, due 6/15/38	3,325,000	3,323,100
5.034%, due 6/15/39	2,190,000	2,178,772
5.054%, due 6/15/40	2,580,000	2,546,359
		36,258,390
Massachusetts 5.8%
Commonwealth of Massachusetts Limited General Obligation
Series C
1.929%, due 7/1/34	1,700,000	1,409,008
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Commonwealth of Massachusetts Limited General Obligation (continued)
Series C
2.029%, due 7/1/35	$ 2,000,000	$ 1,625,280
Series D
2.663%, due 9/1/39	8,841,476	7,476,123
Series D
2.813%, due 9/1/43	4,650,000	3,447,129
Series D
4.50%, due 8/1/31	1,500,000	1,487,904
Series E
5.50%, due 10/1/29	9,000,000	9,421,045
Series E
5.50%, due 10/1/31	5,050,000	5,374,447
Commonwealth of Massachusetts Unlimited General Obligation
Series D
5.00%, due 6/1/37	1,500,000	1,534,690
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	11,171,759
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,961,954
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	7,058,601
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	8,650,000	9,148,229
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	11,595,000	11,849,855
Series A
6.166%, due 7/1/50	31,500,000	32,164,423
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	$ 5,000,000	$ 5,238,630
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,430,622
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	1,515,000	1,434,225
Series C
2.39%, due 8/1/33	6,275,000	5,471,120
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,330,000	2,080,271
Series 2
3.646%, due 11/1/34	2,495,000	2,341,585
University of Massachusetts Building Authority Revenue Bonds
Series 2
5.45%, due 11/1/40	4,260,000	4,284,738
		130,411,638
Michigan 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue Bonds, Second Lien
Series B, Insured: AG
2.615%, due 7/1/36	1,000,000	841,462
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	852,241
Michigan State University Revenue Bonds
Series A
6.173%, due 2/15/50	1,000,000	1,021,446
		2,715,149

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 0.8%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	$ 4,776,033	$ 3,624,648
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	1,995,000	2,013,243
Series D, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/56	3,200,000	3,371,744
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,375,000	5,676,686
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	2,860,000	3,011,972
		17,698,293
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,895,166
Series B
1.699%, due 6/1/29	2,935,000	2,745,605
Series B
1.849%, due 6/1/30	2,135,000	1,963,546
Series E
2.387%, due 10/1/34	5,000,000	4,296,047
Series F
5.245%, due 11/1/34	4,075,000	4,149,856
		21,050,220
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	4,000,000	4,184,887
	Principal Amount	Value

Nebraska 0.1%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	$ 3,000,000	$ 2,682,405
Nevada 0.5%
County of Clark Limited General Obligation
Series A
2.75%, due 11/1/38	10,000,000	8,010,972
Nevada Housing Division Revenue Bonds, Senior Lien
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	3,920,000	4,105,973
		12,116,945
New Hampshire 1.5%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	21,400,000	22,717,799
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,925,000	3,926,871
Series A
5.34%, due 11/1/44	4,180,000	3,854,495
New Hampshire Housing Finance Authority Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	2,800,000	2,977,707
		33,476,872
New Jersey 1.7%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,455,861
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Revenue Bonds
Series B
6.561%, due 12/15/40	$ 13,330,000	$ 14,606,649
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,270,902
Series A
7.102%, due 1/1/41	7,475,000	8,550,632
North Hudson Sewerage Authority Revenue Bonds, Senior Lien
Insured: AG
3.258%, due 6/1/32	745,000	701,280
North Hudson Sewerage Authority Senior Lien
Insured: AG
3.258%, due 6/1/34	255,000	248,189
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,634,468
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,708,029
		37,176,010
New Mexico 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57 (c)	3,410,000	3,503,668
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	980,000	1,035,245
		4,538,913
New York 14.5%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AG-CR
6.00%, due 10/1/30	1,855,000	1,929,945
	Principal Amount	Value

New York (continued)
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	$ 1,210,000	$ 1,140,650
Series D
1.723%, due 8/1/29	230,000	212,049
Series D
1.723%, due 8/1/29	1,070,000	988,986
Series D-2
1.75%, due 3/1/30	2,450,000	2,227,433
Series D-3
1.97%, due 3/1/31	1,000,000	895,289
Series D-3
2.22%, due 3/1/35	6,000,000	4,850,726
Series E-1
4.39%, due 10/1/32	3,000,000	2,960,071
Series E-1
4.636%, due 10/1/34	5,000,000	4,917,423
Series H-1
5.051%, due 2/1/36	1,000,000	1,003,486
Series E-1
5.106%, due 10/1/39	20,500,000	20,013,203
Series H-1
5.481%, due 2/1/40	13,000,000	13,089,129
Series C-1
5.517%, due 10/1/37	4,220,000	4,234,550
Series H-1
5.581%, due 2/1/41	5,000,000	5,035,719
Series H-1
5.651%, due 2/1/42	5,000,000	5,029,909
Series H
5.75%, due 2/1/38	4,500,000	4,673,940
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,805,944
Dutchess County Local Development Corp., Bard College Revenue Bonds
Series B
5.918%, due 7/1/39	16,665,000	16,584,581
Empire State Development Corp. Revenue Bonds
Series B
3.90%, due 3/15/33	8,000,000	7,784,726
Series E-1
5.77%, due 3/15/39	2,560,000	2,610,068

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority Revenue Bonds
Series A
6.668%, due 11/15/39	$ 8,085,000	$ 8,731,460
Series C
7.336%, due 11/15/39	6,105,000	7,074,161
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	28,350,000	28,810,373
Class B
6.033%, due 12/15/31	8,500,000	8,670,020
Class B
6.033%, due 12/15/31	4,400,000	4,488,011
New York City Transitional Finance Authority Revenue Bonds
Series E-3
1.97%, due 2/1/33	2,175,000	1,847,754
Series D-3
2.40%, due 11/1/32	7,500,000	6,597,410
Series B-3
3.00%, due 11/1/33	9,180,000	8,222,643
Series C-3
3.35%, due 11/1/30	4,000,000	3,842,342
Series F-3
4.00%, due 2/1/32	2,155,000	2,102,999
Series F-2
4.46%, due 2/1/34	2,495,000	2,453,254
Series G-2
4.91%, due 5/1/32	5,000,000	5,104,735
Series G-3
5.01%, due 5/1/34	2,500,000	2,543,721
Series G-3
5.06%, due 5/1/35	2,330,000	2,362,711
Series D-3
5.65%, due 11/1/35	6,000,000	6,250,755
New York Energy Finance Development Corp. Revenue Bonds
5.00%, due 7/1/56 (b)	19,000,000	19,575,949
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	8,280,000	8,799,611
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	$ 6,430,000	$ 6,085,591
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	10,000,000	10,120,024
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	23,100,000	23,701,686
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	5,571,047	5,656,178
New York State Energy Research & Development Authority Revenue Bonds
Series A
5.997%, due 4/1/30	2,500,000	2,515,196
Series A
6.199%, due 4/1/31	1,500,000	1,514,669
Series A
6.249%, due 4/1/32	1,000,000	1,012,271
Series A
6.456%, due 4/1/33	865,000	877,045
Series A
6.506%, due 4/1/34	500,000	507,382
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	988,820
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,881,351
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
State of New York Unlimited General Obligation
Series B
2.35%, due 3/15/35	$ 1,000,000	$ 838,655
Series B
2.70%, due 2/15/31	4,485,000	4,204,300
Series B
2.90%, due 2/15/33	6,000,000	5,486,012
Series B
2.95%, due 2/15/34	6,750,000	6,079,516
State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	5,890,000	6,186,617
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,540,550
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,000,000	1,055,170
Series A
5.761%, due 8/1/37	1,065,000	1,123,933
Series A
5.861%, due 8/1/38	2,215,000	2,337,554
Series A
5.931%, due 8/1/39	2,600,000	2,737,994
United Nations Development Corp., City of New York Revenue Bonds
Series A
6.011%, due 8/1/40	3,850,000	4,048,712
		327,964,962
North Carolina 0.3%
City of Charlotte Certificate of Participation
5.124%, due 6/1/36	2,845,000	2,932,193
5.224%, due 6/1/37	3,125,000	3,221,719
		6,153,912
	Principal Amount	Value

North Dakota 0.1%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	$ 2,300,000	$ 2,407,770
Ohio 2.8%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,738,600
Series A
7.734%, due 2/15/33	6,620,000	7,605,625
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,090,753
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,796,982
County of Hamilton, The Christ Hospital Revenue Bonds
Insured: AG
3.374%, due 6/1/34	3,020,000	2,774,204
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,325,919
JobsOhio Beverage System Revenue Bonds, Senior Lien
Series A
2.833%, due 1/1/38	2,005,000	1,675,800
Series A
2.833%, due 1/1/38	35,000	29,074
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	11,035,000	10,977,676

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	$ 2,000,000	$ 2,073,893
Ohio Housing Finance Agency Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/57	1,000,000	1,063,069
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	6,650,000	7,157,340
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,000,000	3,242,719
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,274,425
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	10,735,000	10,680,384
		62,506,463
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AG
2.251%, due 1/1/32	1,300,000	1,150,749
Oregon 2.1%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,934,681
Series B
4.851%, due 4/1/33	1,500,000	1,527,893
Series B
5.031%, due 4/1/35	500,000	510,542
Series B
5.181%, due 4/1/36	3,195,000	3,275,450
Series B
5.281%, due 4/1/37	5,105,000	5,235,342
	Principal Amount	Value

Oregon (continued)
Oregon State Lottery Revenue Bonds (continued)
Series B
5.381%, due 4/1/38	$ 2,600,000	$ 2,666,790
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	5,177,749
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,084,880
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	906,279
Series B
5.124%, due 5/1/34	2,330,000	2,440,502
Series B
5.174%, due 5/1/35	2,000,000	2,097,922
Series B
5.304%, due 5/1/36	3,465,000	3,643,881
Series B
5.424%, due 5/1/37	3,190,000	3,360,073
State of Oregon, Housing & Community Services Department Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/56	7,250,000	7,640,537
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,741,087
		47,243,608
Pennsylvania 2.1%
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	909,690
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	$ 2,500,000	$ 2,550,393
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,452,297
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AG
3.657%, due 6/1/38	2,340,000	2,112,565
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	9,520,000	8,533,692
Erie City Water Authority Revenue Bonds
Series D, Insured: AG
1.961%, due 12/1/30	2,945,000	2,663,717
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	2,150,000	2,198,626
Pennsylvania Housing Finance Agency Revenue Bonds
Series 149-B
6.50%, due 10/1/55	1,995,000	2,149,308
Series 150-B
6.50%, due 10/1/55	3,000,000	3,234,948
Pennsylvania State University (The) Revenue Bonds
Series B
4.385%, due 9/1/30	1,280,000	1,294,494
Series B
4.675%, due 9/1/32	1,000,000	1,019,835
Series B
4.958%, due 9/1/34	1,500,000	1,545,259
Series B
5.008%, due 9/1/35	1,000,000	1,029,352
Series B
5.088%, due 9/1/36	1,725,000	1,777,983
Series B
5.308%, due 9/1/39	1,885,000	1,952,446
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania State University (The) Revenue Bonds (continued)
Series B
5.585%, due 9/1/45	$ 1,265,000	$ 1,291,323
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,587,613
Redevelopment Authority of the City of Philadelphia, HOME Plan Revenue Bonds
Series A
4.652%, due 11/1/34	7,390,000	7,327,026
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,770,719
		47,401,286
Rhode Island 0.5%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	970,000	1,020,141
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	5,540,000	5,492,374
Series 1
5.797%, due 12/1/33	1,400,000	1,442,202
State of Rhode Island Unlimited General Obligation
Series B
4.51%, due 5/1/30	1,150,000	1,167,606
Series B
4.561%, due 5/1/34	2,180,000	2,186,710
Series B
4.631%, due 5/1/35	500,000	500,539
		11,809,572

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina 1.0%
Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds
Series B-3
6.62%, due 2/1/54 (b)	$ 2,000,000	$ 2,146,611
South Carolina Public Service Authority Revenue Bonds
Series B, Insured: AG
3.747%, due 12/1/29	1,000,000	981,941
Series B, Insured: AG
4.636%, due 12/1/36	1,000,000	979,019
Series B, Insured: AG
4.686%, due 12/1/37	1,500,000	1,460,479
Series B, Insured: AG
4.736%, due 12/1/38	2,500,000	2,425,024
Series B, Insured: AG
4.786%, due 12/1/39	1,410,000	1,361,278
Series B, Insured: AG
4.836%, due 12/1/40	1,825,000	1,756,095
Series C
5.01%, due 12/1/32	1,645,000	1,687,657
Series C
5.03%, due 12/1/33	1,500,000	1,535,795
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AG-CR
5.74%, due 1/1/30	3,032,000	3,133,801
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.129%, due 12/1/36	5,150,000	5,095,883
Series A
5.567%, due 12/1/46	1,000,000	950,914
		23,514,497
Tennessee 0.3%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	1,000,000	1,035,677
Series D
5.068%, due 7/1/31	1,600,000	1,664,261
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds (continued)
Series D
5.168%, due 7/1/33	$ 1,550,000	$ 1,621,439
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,235,306
Series B
1.975%, due 11/1/35	2,000,000	1,608,813
		7,165,496
Texas 5.7%
City of Austin, Rental Car Special Facility Revenue Bonds
Insured: AG
2.11%, due 11/15/32	3,500,000	3,029,801
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,210,976
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,960,239
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,319,711
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,392,335
City of San Antonio, Electric & Gas Systems Revenue Bonds
Series A
5.469%, due 2/1/45	6,500,000	6,532,777
Colony Community Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.25%, due 10/1/42	8,785,000	8,534,838
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Colony Economic Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.25%, due 10/1/42	$ 3,500,000	$ 3,400,334
Colony Local Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.50%, due 10/1/38	3,300,000	3,267,161
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AG
2.434%, due 8/15/33	1,000,000	876,071
Insured: AG
2.534%, due 8/15/34	2,805,000	2,419,058
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,452,798
Series C
1.946%, due 12/1/31	4,230,000	3,738,224
Series C
2.046%, due 12/1/32	2,035,000	1,761,708
Series C
2.096%, due 12/1/33	1,000,000	847,415
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,318,418
Series A
2.454%, due 11/1/29	1,000,000	942,782
Series C
2.591%, due 11/1/33	4,300,000	3,771,330
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,459,760
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.98%, due 2/15/36	2,935,000	2,980,552
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AG
2.082%, due 12/1/32	2,400,000	2,065,119
	Principal Amount	Value

Texas (continued)
Las Varas Public Facility Corp., Central at Commerce Revenue Bonds
Series B
4.35%, due 2/1/29	$ 4,500,000	$ 4,502,403
Mansfield Independent School District Unlimited General Obligation
Insured: PSF-GTD
2.175%, due 2/15/36	2,000,000	1,622,740
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,644,135
2.526%, due 10/1/31	7,500,000	6,906,689
2.746%, due 10/1/33	1,000,000	896,569
4.68%, due 10/1/32	7,470,000	7,633,265
4.90%, due 10/1/35	5,100,000	5,200,146
State of Texas Unlimited General Obligation
Series B
2.624%, due 10/1/38	3,000,000	2,378,137
Series A
4.631%, due 4/1/33	1,855,000	1,843,710
4.857%, due 10/1/35	1,400,000	1,424,424
4.957%, due 10/1/36	3,250,000	3,308,240
5.157%, due 10/1/38	3,250,000	3,309,626
State of Texas, State Water Plan Unlimited General Obligation
Series F
4.509%, due 8/1/35	2,275,000	2,294,532
Series F
4.609%, due 8/1/36	2,000,000	2,018,299
Series F
4.709%, due 8/1/37	4,735,000	4,779,980
Series F
4.809%, due 8/1/38	2,000,000	2,019,397
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	2,250,000	1,824,104
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,325,000	1,133,245

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay U.S. Infrastructure Bond Fund

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	$ 2,400,000	$ 2,508,419
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-2
5.169%, due 4/1/41	4,780,000	4,809,381
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	2,605,000	2,722,092
		128,060,940
U.S. Virgin Islands 0.2%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	4,000,000	4,294,296
Utah 1.9%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,125,972
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,479,192
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,058,910
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
5.358%, due 1/1/37	1,180,000	1,192,090
Series I, Insured: GNMA / FNMA / FHLMC
5.408%, due 7/1/37	1,190,000	1,201,742
	Principal Amount	Value

Utah (continued)
Utah Housing Corp. Revenue Bonds (continued)
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	$ 2,545,000	$ 2,645,148
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,445,000	2,575,388
Series K, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	6,995,000	7,453,838
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	3,500,000	3,741,750
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,275,000	6,656,494
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	4,470,000	4,796,296
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	5,360,000	4,714,671
		42,641,491
Virginia 0.3%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,935,000	1,763,320
Hampton Roads Sanitation District Revenue Bonds
Series A
2.613%, due 2/1/35	2,000,000	1,710,972
Virginia Housing Development Authority, Rental Housing Revenue Bonds
Series H
2.463%, due 9/1/34	2,585,000	2,179,604
		5,653,896
Washington 1.1%
Central Puget Sound Regional Transit Authority Revenue Bonds
Series S-2T
5.491%, due 11/1/39	5,000,000	5,035,412
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	$ 1,880,000	$ 1,577,974
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,658,397
Series C
4.982%, due 12/1/32	1,650,000	1,713,363
Series C
5.112%, due 12/1/34	1,550,000	1,609,534
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	793,319
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,415,843
Pierce County School District No. 10, Tacoma Unlimited General Obligation
Insured: School Bond Guaranty
2.357%, due 12/1/39	1,195,000	895,351
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,784,056
Spokane Public Facilities District Revenue Bonds
Series A
2.596%, due 12/1/35	2,500,000	2,111,834
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	1,800,000	1,827,247
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
6.25%, due 6/1/54	$ 2,125,000	$ 2,227,960
		24,650,290
Total Municipal Bonds (Cost $1,970,872,133)		2,005,135,429
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	90,989	86,112
6.50%, due 4/1/37	16,736	17,805
		103,917
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	31,687	32,510
Total U.S. Government & Federal Agencies (Cost $140,211)		136,427
Total Long-Term Bonds (Cost $2,148,371,060)		2,182,393,208

Short-Term Investment 1.9%
Unaffiliated Investment Company 1.9%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (d)	43,903,112	43,903,112
Total Short-Term Investment (Cost $43,903,112)		43,903,112
Total Investments (Cost $2,192,274,172)	98.7%	2,226,296,320
Other Assets, Less Liabilities	1.3	28,200,425
Net Assets	100.0%	$ 2,254,496,745

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay U.S. Infrastructure Bond Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(c)	Delayed delivery security.
(d)	Current yield as of April 30, 2026.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(300)	June 2026	$ (33,828,998)	$ (33,857,813)	$ (28,815)

1.	As of April 30, 2026, cash in the amount of $765,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 177,121,352	$ —	$ 177,121,352
Municipal Bonds	—	2,005,135,429	—	2,005,135,429
U.S. Government & Federal Agencies	—	136,427	—	136,427
Total Long-Term Bonds	—	2,182,393,208	—	2,182,393,208
Short-Term Investment
Unaffiliated Investment Company	43,903,112	—	—	43,903,112
Total Investments in Securities	$ 43,903,112	$ 2,182,393,208	$ —	$ 2,226,296,320
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (28,815)	$ —	$ —	$ (28,815)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay U.S. Infrastructure Bond Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,192,274,172)	$2,226,296,320
Cash collateral on deposit at broker for futures contracts	765,000
Receivables:
Interest	28,185,899
Fund shares sold	9,905,930
Other assets	233,151
Total assets	2,265,386,300
Liabilities
Payables:
Investment securities purchased	6,165,958
Fund shares redeemed	2,480,652
Manager (See Note 3)	853,325
Transfer agent (See Note 3)	238,530
Distribution/Service fees (See Note 3)	105,475
Variation margin on futures contracts	70,317
Professional fees	27,890
Custodian	22,423
Accrued expenses	6,569
Distributions payable	918,416
Total liabilities	10,889,555
Net assets	$2,254,496,745
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$2,952,954
Additional paid-in-capital	2,309,740,744
2,312,693,698
Total distributable earnings (loss)	(58,196,953)
Net assets	$2,254,496,745
Class A
Net assets applicable to outstanding shares	$484,631,066
Shares of beneficial interest outstanding	64,040,047
Net asset value per share outstanding	$7.57
Maximum sales charge (3.00% of offering price)	0.23
Maximum offering price per share outstanding	$7.80
Investor Class
Net assets applicable to outstanding shares	$11,394,473
Shares of beneficial interest outstanding	1,498,695
Net asset value per share outstanding	$7.60
Maximum sales charge (2.50% of offering price)	0.19
Maximum offering price per share outstanding	$7.79
Class C
Net assets applicable to outstanding shares	$4,628,110
Shares of beneficial interest outstanding	612,043
Net asset value and offering price per share outstanding	$7.56
Class I
Net assets applicable to outstanding shares	$1,313,284,364
Shares of beneficial interest outstanding	171,605,243
Net asset value and offering price per share outstanding	$7.65
Class R6
Net assets applicable to outstanding shares	$440,558,732
Shares of beneficial interest outstanding	57,539,419
Net asset value and offering price per share outstanding	$7.66

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$52,300,683
Expenses
Manager (See Note 3)	4,806,973
Transfer agent (See Note 3)	827,349
Distribution/Service—Class A (See Note 3)	593,162
Distribution/Service—Investor Class (See Note 3)	14,709
Distribution/Service—Class C (See Note 3)	22,755
Professional fees	101,071
Registration	85,108
Shareholder communication	68,632
Custodian	55,591
Trustees	28,903
Miscellaneous	30,368
Total expenses before waiver/reimbursement	6,634,621
Expense waiver/reimbursement from Manager (See Note 3)	(18,397)
Net expenses	6,616,224
Net investment income (loss)	45,684,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	4,402,237
Futures transactions	(355,793)
Net realized gain (loss)	4,046,444
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(30,487,722)
Futures contracts	299,655
Net change in unrealized appreciation (depreciation)	(30,188,067)
Net realized and unrealized gain (loss)	(26,141,623)
Net increase (decrease) in net assets resulting from operations	$19,542,836
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay U.S. Infrastructure Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$45,684,459	$71,245,808
Net realized gain (loss)	4,046,444	2,262,987
Net change in unrealized appreciation (depreciation)	(30,188,067)	40,652,512
Net increase (decrease) in net assets resulting from operations	19,542,836	114,161,307
Distributions to shareholders:
Class A	(10,271,039)	(15,454,033)
Investor Class	(238,446)	(500,475)
Class C	(75,683)	(159,244)
Class I	(26,544,749)	(42,491,880)
Class R6	(8,891,079)	(12,843,598)
Total distributions to shareholders	(46,020,996)	(71,449,230)
Capital share transactions:
Net proceeds from sales of shares	552,880,327	823,086,242
Net asset value of shares issued to shareholders in reinvestment of distributions	40,326,982	60,834,852
Cost of shares redeemed	(204,304,160)	(428,673,337)
Increase (decrease) in net assets derived from capital share transactions	388,903,149	455,247,757
Net increase (decrease) in net assets	362,424,989	497,959,834
Net Assets
Beginning of period	1,892,071,756	1,394,111,922
End of period	$2,254,496,745	$1,892,071,756
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.66	$7.47	$7.07	$7.20	$8.74	$8.77
Net investment income (loss) (a)	0.16	0.33	0.32	0.30	0.18	0.13
Net realized and unrealized gain (loss)	(0.09)	0.19	0.40	(0.13)	(1.47)	0.07
Total from investment operations	0.07	0.52	0.72	0.17	(1.29)	0.20
Less distributions:
From net investment income	(0.16)	(0.33)	(0.32)	(0.30)	(0.18)	(0.13)
From net realized gain on investments	—	—	—	—	(0.07)	(0.10)
Total distributions	(0.16)	(0.33)	(0.32)	(0.30)	(0.25)	(0.23)
Net asset value at end of period	$7.57	$7.66	$7.47	$7.07	$7.20	$8.74
Total investment return (b)	0.97%	7.09%	10.24%	2.26%	(14.98)%	2.36%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.30%††	4.34%	4.23%	4.04%	2.20%	1.49%
Net expenses (c)	0.85%††(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (before waiver/reimbursement) (c)	0.85%††	0.88%	0.93%	0.99%	0.98%	0.96%
Portfolio turnover rate (e)	29%	71%	74%	130%	170%	51%
Net assets at end of period (in 000’s)	$484,631	$469,313	$214,246	$78,068	$75,780	$111,626

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.70	$7.51	$7.10	$7.24	$8.78	$8.81
Net investment income (loss) (a)	0.15	0.31	0.30	0.28	0.16	0.10
Net realized and unrealized gain (loss)	(0.10)	0.19	0.41	(0.14)	(1.47)	0.07
Total from investment operations	0.05	0.50	0.71	0.14	(1.31)	0.17
Less distributions:
From net investment income	(0.15)	(0.31)	(0.30)	(0.28)	(0.16)	(0.10)
From net realized gain on investments	—	—	—	—	(0.07)	(0.10)
Total distributions	(0.15)	(0.31)	(0.30)	(0.28)	(0.23)	(0.20)
Net asset value at end of period	$7.60	$7.70	$7.51	$7.10	$7.24	$8.78
Total investment return (b)	0.70%	6.77%	10.04%	1.80%	(15.14)%	2.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.02%††	4.06%	3.96%	3.72%	1.95%	1.16%
Net expenses (c)	1.10%††	1.11%	1.13%	1.15%	1.12%	1.17%
Expenses (before waiver/reimbursement) (c)	1.29%††	1.30%	1.31%	1.37%	1.25%	1.33%
Portfolio turnover rate (d)	29%	71%	74%	130%	170%	51%
Net assets at end of period (in 000's)	$11,394	$12,097	$12,695	$13,066	$13,974	$17,994

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.65	$7.47	$7.07	$7.20	$8.74	$8.77
Net investment income (loss) (a)	0.12	0.25	0.24	0.22	0.11	0.04
Net realized and unrealized gain (loss)	(0.08)	0.18	0.40	(0.13)	(1.48)	0.07
Total from investment operations	0.04	0.43	0.64	0.09	(1.37)	0.11
Less distributions:
From net investment income	(0.13)	(0.25)	(0.24)	(0.22)	(0.10)	(0.04)
From net realized gain on investments	—	—	—	—	(0.07)	(0.10)
Total distributions	(0.13)	(0.25)	(0.24)	(0.22)	(0.17)	(0.14)
Net asset value at end of period	$7.56	$7.65	$7.47	$7.07	$7.20	$8.74
Total investment return (b)	0.47%	5.88%	9.13%	1.19%	(15.84)%	1.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.29%††	3.33%	3.22%	2.98%	1.38%	0.42%
Net expenses (c)	1.85%††	1.86%	1.88%	1.91%	1.87%	1.92%
Expenses (before waiver/reimbursement) (c)	2.04%††	2.05%	2.06%	2.13%	2.00%	2.08%
Portfolio turnover rate (d)	29%	71%	74%	130%	170%	51%
Net assets at end of period (in 000’s)	$4,628	$4,425	$5,279	$4,734	$7,037	$6,481

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay U.S. Infrastructure Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.75	$7.56	$7.15	$7.28	$8.84	$8.87
Net investment income (loss) (a)	0.17	0.34	0.33	0.32	0.20	0.15
Net realized and unrealized gain (loss)	(0.10)	0.20	0.42	(0.13)	(1.49)	0.07
Total from investment operations	0.07	0.54	0.75	0.19	(1.29)	0.22
Less distributions:
From net investment income	(0.17)	(0.35)	(0.34)	(0.32)	(0.20)	(0.15)
From net realized gain on investments	—	—	—	—	(0.07)	(0.10)
Total distributions	(0.17)	(0.35)	(0.34)	(0.32)	(0.27)	(0.25)
Net asset value at end of period	$7.65	$7.75	$7.56	$7.15	$7.28	$8.84
Total investment return (b)	0.95%	7.26%	10.54%	2.48%	(14.83)%	2.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.48%††	4.54%	4.44%	4.24%	2.47%	1.71%
Net expenses (c)	0.60%††	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses (before waiver/reimbursement) (c)	0.60%††	0.63%	0.68%	0.74%	0.73%	0.71%
Portfolio turnover rate (d)	29%	71%	74%	130%	170%	51%
Net assets at end of period (in 000’s)	$1,313,284	$1,063,823	$908,767	$683,014	$297,386	$329,021

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$7.75	$7.56	$7.16	$7.29	$8.84	$8.87
Net investment income (loss) (a)	0.17	0.35	0.34	0.32	0.20	0.16
Net realized and unrealized gain (loss)	(0.08)	0.19	0.40	(0.13)	(1.47)	0.07
Total from investment operations	0.09	0.54	0.74	0.19	(1.27)	0.23
Less distributions:
From net investment income	(0.18)	(0.35)	(0.34)	(0.32)	(0.21)	(0.16)
From net realized gain on investments	—	—	—	—	(0.07)	(0.10)
Total distributions	(0.18)	(0.35)	(0.34)	(0.32)	(0.28)	(0.26)
Net asset value at end of period	$7.66	$7.75	$7.56	$7.16	$7.29	$8.84
Total investment return (b)	1.12%	7.35%	10.45%	2.55%	(14.66)%	2.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.57%††	4.62%	4.51%	4.30%	2.50%	1.77%
Net expenses (c)	0.50%††	0.51%	0.53%	0.53%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.50%††	0.51%	0.54%	0.56%	0.57%	0.56%
Portfolio turnover rate (d)	29%	71%	74%	130%	170%	51%
Net assets at end of period (in 000’s)	$440,559	$342,414	$253,126	$127,190	$110,457	$149,500

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay U.S. Infrastructure Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

35

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark

36	NYLI MacKay U.S. Infrastructure Bond Fund

yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
37

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that

38	NYLI MacKay U.S. Infrastructure Bond Fund

may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund’s net asset value, and/or the distributions paid by the Fund.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(28,815)
Total Fair Value	$(28,815)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(355,793)
Total Net Realized Gain (Loss)	$(355,793)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$299,655
Total Net Change in Unrealized Appreciation (Depreciation)	$299,655

Average Notional Amount	Total
Futures Contracts Short (a)	$(35,793,972)

(a)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Effective February 28, 2026, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.43% in excess of $3 billion.
39

Notes to Financial Statements (Unaudited) (continued)
Prior to February 28, 2026, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.47% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $4,806,973 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $18,397 and paid the Subadvisor fees in the amount of $2,394,288.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $5,095 and $141, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2026, of $6,262, $4 and $227, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$222,798	$—
Investor Class	31,779	(11,273)
Class C	12,302	(4,369)
Class I	552,736	—
Class R6	7,734	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

40	NYLI MacKay U.S. Infrastructure Bond Fund

(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,894	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,193,580,732	$40,462,405	$(7,746,817)	$32,715,588
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $95,104,212, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$60,179	$34,925
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$71,449,230
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $920,513 and $591,174, respectively.
41

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,912,041	$22,264,150
Shares issued to shareholders in reinvestment of distributions	1,326,604	10,138,657
Shares redeemed	(1,562,447)	(11,925,111)
Net increase (decrease) in shares outstanding before conversion	2,676,198	20,477,696
Shares converted into Class A (See Note 1)	92,587	706,203
Net increase (decrease)	2,768,785	$21,183,899
Year ended October 31, 2025:
Shares sold	33,945,719	$253,256,467
Shares issued to shareholders in reinvestment of distributions	2,013,805	15,174,670
Shares redeemed	(3,387,272)	(25,368,439)
Net increase (decrease) in shares outstanding before conversion	32,572,252	243,062,698
Shares converted into Class A (See Note 1)	77,811	585,424
Shares converted from Class A (See Note 1)	(48,499)	(361,116)
Net increase (decrease)	32,601,564	$243,287,006

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	84,910	$653,435
Shares issued to shareholders in reinvestment of distributions	30,063	230,793
Shares redeemed	(117,030)	(898,060)
Net increase (decrease) in shares outstanding before conversion	(2,057)	(13,832)
Shares converted into Investor Class (See Note 1)	1,266	9,762
Shares converted from Investor Class (See Note 1)	(72,441)	(556,123)
Net increase (decrease)	(73,232)	$(560,193)
Year ended October 31, 2025:
Shares sold	50,018	$376,224
Shares issued to shareholders in reinvestment of distributions	64,146	484,643
Shares redeemed	(182,222)	(1,372,531)
Net increase (decrease) in shares outstanding before conversion	(68,058)	(511,664)
Shares converted into Investor Class (See Note 1)	10,192	76,591
Shares converted from Investor Class (See Note 1)	(61,023)	(461,866)
Net increase (decrease)	(118,889)	$(896,939)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	83,023	$633,958
Shares issued to shareholders in reinvestment of distributions	8,484	64,780
Shares redeemed	(55,289)	(421,911)
Net increase (decrease) in shares outstanding before conversion	36,218	276,827
Shares converted from Class C (See Note 1)	(2,279)	(17,449)
Net increase (decrease)	33,939	$259,378
Year ended October 31, 2025:
Shares sold	73,975	$554,752
Shares issued to shareholders in reinvestment of distributions	18,860	141,645
Shares redeemed	(201,345)	(1,506,614)
Net increase (decrease) in shares outstanding before conversion	(108,510)	(810,217)
Shares converted from Class C (See Note 1)	(20,216)	(151,166)
Net increase (decrease)	(128,726)	$(961,383)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	48,184,530	$372,308,456
Shares issued to shareholders in reinvestment of distributions	3,160,804	24,414,401
Shares redeemed	(17,059,811)	(131,735,218)
Net increase (decrease) in shares outstanding before conversion	34,285,523	264,987,639
Shares converted from Class I (See Note 1)	(18,583)	(142,393)
Net increase (decrease)	34,266,940	$264,845,246
Year ended October 31, 2025:
Shares sold	58,673,219	$446,251,948
Shares issued to shareholders in reinvestment of distributions	5,143,398	39,135,012
Shares redeemed	(46,766,062)	(353,797,493)
Net increase (decrease) in shares outstanding before conversion	17,050,555	131,589,467
Shares converted into Class I (See Note 1)	47,947	361,116
Shares converted from Class I (See Note 1)	(6,449)	(48,983)
Net increase (decrease)	17,092,053	$131,901,600

42	NYLI MacKay U.S. Infrastructure Bond Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	20,317,716	$157,020,328
Shares issued to shareholders in reinvestment of distributions	708,739	5,478,351
Shares redeemed	(7,672,836)	(59,323,860)
Net increase (decrease)	13,353,619	$103,174,819
Year ended October 31, 2025:
Shares sold	16,106,554	$122,646,851
Shares issued to shareholders in reinvestment of distributions	773,970	5,898,882
Shares redeemed	(6,172,274)	(46,628,260)
Net increase (decrease)	10,708,250	$81,917,473
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
44

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

45

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
53

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
54

NYLI MacKay Tax Free Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.4%
Long-Term Municipal Bonds 96.2%
Alabama 4.8%
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 8,625,000	$ 9,428,037
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.74%, due 4/1/53	34,600,000	34,439,477
Series A
4.00%, due 6/1/51 (a)	4,000,000	4,055,897
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,366,241
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,524,065
Series D-3
4.302%, due 6/1/49	9,250,000	9,405,380
Series B
5.00%, due 12/1/34	24,245,000	26,114,607
Series B
5.00%, due 10/1/35	8,500,000	8,530,677
Series F
5.00%, due 12/1/35	28,750,000	30,483,981
Series F
5.00%, due 6/1/36	7,005,000	7,225,142
Series E
5.00%, due 12/1/55 (a)	16,250,000	17,254,130
Series C-1
5.25%, due 2/1/53 (a)	5,550,000	5,816,547
Series B-2
5.25%, due 12/1/53 (a)	12,620,000	13,565,447
Series A
5.25%, due 5/1/55 (a)	7,205,000	7,479,557
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,095,030
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
4.652%, due 4/1/54	20,000,000	20,525,894
Series B
5.25%, due 7/1/54 (a)	60,255,000	64,361,993
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,394,992
	Principal Amount	Value

Alabama (continued)
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	$ 5,000,000	$ 5,169,464
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,175,071
Series A
5.00%, due 8/1/54	5,670,000	6,042,110
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,898,727
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	5,000,000	5,124,071
Series C
5.00%, due 5/1/55 (a)	45,320,000	48,245,841
Series C
5.00%, due 10/1/55 (a)	12,855,000	13,652,803
Series A
5.00%, due 1/1/56 (a)	10,290,000	10,544,593
Series B
5.25%, due 3/1/55 (a)	9,030,000	9,347,658
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	25,185,000	26,051,236
		451,318,668
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	4,780,000	5,052,545
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,057,439

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska (continued)
Alaska Municipal Bond Bank Authority, Master Resolution, Revenue Bonds
Series A
5.50%, due 10/1/42	$ 6,000,000	$ 6,140,502
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,345,779
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,084,452
		22,680,717
Arizona 0.9%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,056,063
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,212,923
Series 1
5.00%, due 9/1/42	10,180,000	10,304,939
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,966,864
Series B
1.75%, due 7/1/36	2,760,000	2,225,009
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	23,810,796
4.00%, due 7/15/41	7,915,000	7,993,476
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,190,000	5,696,177
	Principal Amount	Value

Arizona (continued)
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	$ 8,000,000	$ 7,802,931
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,819,168
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	5,000,000	5,424,890
		88,313,236
Arkansas 0.3%
Arkansas Development Finance Authority, Motgage-Backed Securities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	3,875,000	4,093,686
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	2,947,063
Hot Springs School District No. 6, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 6/1/40	3,485,000	2,768,726
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,179,652
Springdale School District No. 50, Limited General Obligation
Series A, Insured: State Aid Withholding
2.50%, due 6/1/40	3,380,000	2,696,768
		24,685,895
California 13.2%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	14,420,000	10,001,403

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Alameda Corridor Transportation Authority, Revenue Bonds (continued)
Series C, Insured: AG
(zero coupon), due 10/1/52 (c)	$ 7,000,000	$ 4,059,802
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,565,450
Allan Hancock Joint Community College District, Election of 2006, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,747,845
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,824,900
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,863,052
Series B
5.00%, due 7/1/34	5,000,000	5,571,745
Series B
5.00%, due 7/1/35	5,000,000	5,563,746
Series B
5.00%, due 7/1/36	5,345,000	5,908,472
Series B
5.00%, due 7/1/38	7,570,000	8,273,369
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.902%, due 4/1/56	29,050,000	28,910,238
Series B-1
4.00%, due 2/1/52 (a)	12,505,000	12,628,806
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,101,670
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	12,944,992
Series E-2
4.122%, due 2/1/54	27,500,000	27,936,309
	Principal Amount	Value

California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (continued)
Series A-2
4.402%, due 12/1/53	$ 14,250,000	$ 14,530,959
Series F
5.00%, due 11/1/33	20,085,000	21,737,566
Series B
5.00%, due 3/1/36	3,000,000	3,139,224
Series B-1
5.00%, due 7/1/53 (a)	24,545,000	25,619,428
Series D
5.00%, due 2/1/55 (a)	7,540,000	8,128,900
Series C
5.00%, due 8/1/55 (a)	26,880,000	28,047,678
Series G
5.00%, due 11/1/55 (a)	29,855,000	30,642,805
Series C
5.25%, due 1/1/54 (a)	59,340,000	62,813,319
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,835,555
Series A
4.00%, due 4/1/49	170,000	180,001
Series A
4.00%, due 4/1/49	4,000,000	3,614,436
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,375,000	11,263,740
California Municipal Finance Authority, Revenue Bonds (a)
Series 1, Class A-1
3.242%, due 2/20/41	17,319,881	16,161,544
Series 2, Class A-1
3.998%, due 11/20/40	7,468,815	7,410,574
Series 1, Class A-1
4.05%, due 7/20/41	9,991,890	9,826,062
California State University, Systemwide, Revenue Bonds
Series A
5.00%, due 11/1/42	9,725,000	9,882,220
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	$ 4,000,000	$ 3,438,770
Series B
3.00%, due 8/1/46	2,725,000	2,185,448
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,515,724
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,049,378
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series A
4.00%, due 5/15/41	8,775,000	8,637,317
Series A
5.25%, due 5/15/43	10,000,000	10,968,195
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	3,250,000	3,331,621
Series G
5.50%, due 5/15/36	15,175,000	16,817,726
Series G
5.50%, due 5/15/38	4,775,000	5,243,885
Series G
5.50%, due 5/15/39	3,250,000	3,555,774
Series G
5.50%, due 5/15/40	6,700,000	7,309,128
Series H
5.50%, due 5/15/47	8,150,000	8,593,438
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	4,000,000	2,995,971
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,171,662
	Principal Amount	Value

California (continued)
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	$ 7,500,000	$ 6,124,988
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,451,054
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,699,563
Series B
5.50%, due 8/1/42	2,795,000	3,251,081
Series B
5.50%, due 8/1/43	2,500,000	2,882,754
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	4,050,444
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,284,170
Series B
5.00%, due 7/1/31	2,120,000	2,228,816
Series E
5.00%, due 7/1/31	15,000,000	16,431,592
Series A
5.00%, due 7/1/32	1,355,000	1,479,551
Series B
5.00%, due 7/1/32	6,340,000	6,653,731
Series A
5.00%, due 7/1/33	3,020,000	3,111,044
Series B
5.00%, due 7/1/33	6,000,000	6,618,572
Series C
5.00%, due 7/1/33	2,835,000	2,993,802
Series A
5.00%, due 7/1/35	7,000,000	7,791,855
Series E
5.00%, due 7/1/35	12,625,000	14,134,421
Series A
5.00%, due 7/1/36	1,830,000	1,877,755

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series B
5.00%, due 7/1/36	$ 2,605,000	$ 2,881,548
Series C
5.00%, due 7/1/36	2,135,000	2,361,653
Series E
5.00%, due 7/1/36	1,620,000	1,782,069
Series A
5.00%, due 7/1/37	2,130,000	2,182,531
Series E
5.00%, due 7/1/38	7,000,000	7,603,690
Series B
5.00%, due 7/1/39	10,000,000	10,489,687
Series A
5.00%, due 7/1/44	1,205,000	1,275,779
Series C
5.00%, due 7/1/44	4,040,000	4,277,300
Series A
5.00%, due 7/1/50	5,000,000	5,153,273
Series A
5.00%, due 7/1/50	10,000,000	10,334,860
Series D
5.00%, due 7/1/52	1,535,000	1,571,140
Series A, Insured: BAM
5.00%, due 7/1/53	9,500,000	9,752,842
Series E
5.00%, due 7/1/53	5,350,000	5,455,198
Series A
5.25%, due 7/1/49	6,400,000	6,521,752
Series B
5.25%, due 7/1/53	3,810,000	3,938,863
Series D
6.574%, due 7/1/45	11,905,000	12,482,408
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	19,485,000	21,277,928
Series C, Insured: BAM
5.00%, due 7/1/42	6,500,000	7,076,246
Series C
5.00%, due 7/1/43	10,000,000	10,772,689
Series C, Insured: BAM
5.00%, due 7/1/44	7,500,000	8,041,519
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Water System, Revenue Bonds (continued)
Series A
6.603%, due 7/1/50	$ 48,635,000	$ 51,831,710
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.212%, due 9/1/27	3,040,000	3,033,141
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,809,496
Municipal Improvement Corp. of Los Angeles, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	15,000,000	16,089,127
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,565,666
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,219,791
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/48	20,000,000	21,286,612
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	4,250,000	3,334,683
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,141,930
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AG
5.00%, due 9/1/26	3,000,000	3,021,742
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 11/1/36	$ 2,750,000	$ 2,926,420
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,223,397
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,264,297
Series A, Insured: BAM
5.50%, due 8/1/52	5,000,000	5,216,089
Series C, Insured: AG
5.50%, due 8/1/54	10,000,000	10,748,375
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.50%, due 8/1/53	14,500,000	15,601,276
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/42 (b)	4,000,000	4,418,235
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,666,329
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	11,717,410
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	3,750,000	3,832,553
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/31	$ 10,500,000	$ 11,458,061
Series C
5.00%, due 5/1/33	15,750,000	17,500,520
Series A
5.00%, due 5/1/34	7,350,000	7,935,656
Series E
5.00%, due 5/1/50	10,500,000	10,500,916
Series A
5.25%, due 5/1/41	30,820,000	33,786,558
Series A
5.25%, due 5/1/43	6,000,000	6,498,587
Series A
5.25%, due 5/1/44	4,500,000	4,837,685
Series A
5.50%, due 5/1/55	46,500,000	49,451,922
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (b)
Series A
5.00%, due 5/1/44	10,740,000	10,980,262
Series B
5.00%, due 5/1/46	11,240,000	11,200,590
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	960,292
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,575,191
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	7,585,000	6,718,267
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,352,515

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Santa Monica Public Financing Authority, City Yards Project, Revenue Bonds
2.25%, due 7/1/51	$ 6,500,000	$ 3,964,975
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,941,676
Series 1
5.00%, due 7/1/33	3,410,000	3,812,475
Series 1
5.00%, due 7/1/34	3,480,000	3,920,250
Series 1
5.00%, due 7/1/35	4,185,000	4,631,035
Series 1
5.00%, due 7/1/37	8,330,000	9,098,222
Series 1
5.00%, due 7/1/40	7,225,000	7,848,879
Series A-1
5.00%, due 7/1/48	15,550,000	16,031,369
Series 1
5.00%, due 7/1/53	14,890,000	15,216,575
Series 2
5.00%, due 7/1/53 (a)	8,000,000	8,396,537
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,472,111
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	11,930,000	12,359,117
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	2,105,093
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,946,261
State of California, Unlimited General Obligation
7.60%, due 11/1/40	5,655,000	6,783,899
	Principal Amount	Value

California (continued)
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	$ 6,750,000	$ 5,686,790
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/32	4,370,000	3,606,277
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,272,036
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AG
3.00%, due 8/1/47	8,910,000	7,072,958
Yosemite Community College District, Election of 2004, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	15,000,000	14,069,677
		1,239,789,528
Colorado 2.0%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	5,967,583
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,660,112
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,495,020
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,282,959
Series A
5.00%, due 12/1/34	6,000,000	6,665,755
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
City & County of Denver, Airport System, Revenue Bonds (b) (continued)
Series A
5.00%, due 12/1/37	$ 15,675,000	$ 16,181,848
Series A
5.00%, due 12/1/43	4,915,000	5,019,222
Series A
5.50%, due 11/15/40	17,760,000	19,565,780
Series D
5.75%, due 11/15/38	3,000,000	3,376,206
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	12,890,256
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,468,611
Series A
5.25%, due 11/15/54	4,895,000	5,169,057
Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.25%, due 12/1/54	8,990,000	9,514,717
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1, Insured: BAM
4.00%, due 8/1/44	8,505,000	7,924,959
Series A-2
4.00%, due 8/1/49	2,500,000	2,152,679
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	13,500,000	12,156,813
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	4,954,407
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	2,545,000	2,518,900
	Principal Amount	Value

Colorado (continued)
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	$ 4,660,000	$ 4,620,417
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,780,327
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	18,704,921
6.00%, due 12/15/40	5,960,000	6,887,078
6.00%, due 12/15/41	4,560,000	5,260,138
		189,217,765
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/51	8,750,000	9,492,381
Series A, Insured: AG
5.50%, due 7/1/55	15,000,000	16,162,314
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	10,236,800
State of Connecticut, Special Tax
Series A
3.125%, due 5/1/40	11,355,000	10,318,026
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	22,933,079
Series A
5.25%, due 7/1/41	18,980,000	21,221,223
Series A
5.25%, due 7/1/42	25,220,000	28,033,780

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	$ 4,590,000	$ 4,625,263
		123,022,866
Delaware 0.8%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51	5,500,000	5,793,767
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,175,000	3,147,973
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	9,540,000	10,416,769
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	8,710,000	9,649,906
Delaware State Housing Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	20,000,000	21,682,624
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,590,000	6,064,045
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	10,925,000	11,977,206
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	3,995,000	4,394,553
		73,126,843
District of Columbia 0.9%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,710,244
	Principal Amount	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	$ 7,000,000	$ 7,466,984
Series A
5.00%, due 10/1/30	6,000,000	6,485,218
Series A
5.00%, due 10/1/31	8,000,000	8,731,902
Series A
5.00%, due 10/1/32	16,945,000	18,679,817
Series A
5.00%, due 10/1/35	3,955,000	4,148,136
Series A
5.25%, due 10/1/48	5,000,000	5,173,266
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,083,774
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (c)	6,730,000	6,834,610
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien (c)
Series B
6.50%, due 10/1/44	6,040,000	6,394,501
Series B
6.50%, due 10/1/44	2,600,000	2,752,600
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,656,777
		83,117,829
Florida 4.4%
Central Florida Tourism Oversight District Utility, Revenue Bonds
Series 1
5.00%, due 10/1/42	5,000,000	5,491,307
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Central Florida Tourism Oversight District Utility, Revenue Bonds (continued)
Series 1
5.00%, due 10/1/43	$ 2,500,000	$ 2,722,631
Series 1
5.00%, due 10/1/45	3,000,000	3,219,113
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/49	5,500,000	5,632,970
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,372,786
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,100,967
County of Hillsborough, Utility, Revenue Bonds
3.00%, due 8/1/40	4,000,000	3,532,245
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	8,000,000	8,520,282
Series B
5.00%, due 10/1/46	4,750,000	4,845,019
5.25%, due 10/1/38	5,000,000	5,521,052
5.25%, due 10/1/39	3,240,000	3,559,301
5.25%, due 10/1/49	4,250,000	4,410,005
5.25%, due 10/1/54	35,000,000	35,961,429
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	3,137,300
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,261,111
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,977,626
Series B, Insured: BAM
4.00%, due 10/1/49	8,000,000	7,327,711
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,769,136
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Transit System, Revenue Bonds (continued)
4.00%, due 7/1/32	$ 2,465,000	$ 2,468,466
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	5,000,000	5,539,135
County of Pasco, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/48	5,000,000	5,097,120
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54	19,000,000	20,403,467
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	5,500,000	5,757,117
Florida Housing Finance Corp., Royal Park Apartments, Revenue Bonds
Series O-1, Insured: FNMA
2.30%, due 1/1/40	9,298,774	7,222,079
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,750,000	2,818,484
Series 2, Insured: GNMA / FNMA / FHLMC
4.50%, due 7/1/47	4,750,000	4,697,244
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	5,695,000	5,874,227
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	3,022,710
5.25%, due 10/1/48	8,790,000	9,191,499
5.25%, due 10/1/49	2,410,000	2,512,643

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.50%, due 10/1/49	$ 7,125,000	$ 7,582,075
Series B
5.50%, due 10/1/54	30,000,000	31,762,386
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	9,985,000	10,632,144
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	21,655,000	23,143,640
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/1/51	5,000,000	4,411,760
5.00%, due 8/1/47	4,295,000	4,310,706
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,611,942
Series B
5.00%, due 1/1/48	3,500,000	3,520,670
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AG
5.00%, due 10/1/43	7,900,000	8,522,092
Series B, Insured: AG
5.25%, due 10/1/44	5,375,000	5,861,609
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,683,399
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Insured: AG-CR
4.00%, due 10/1/52	7,000,000	6,252,290
Peace River Manasota Regional Water Supply Authority, Revenue Bonds
Series B
5.25%, due 10/1/50	6,500,000	6,933,923
	Principal Amount	Value

Florida (continued)
South Broward Hospital District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 5/1/51	$ 21,200,000	$ 15,489,492
4.00%, due 5/1/48	13,135,000	12,330,257
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,335,000	8,306,914
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/51	2,150,000	1,531,666
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,235,321
Village Community Development District No. 8, Special Assessment
Insured: AG
3.50%, due 5/1/40	4,735,000	4,603,272
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AG-CR
5.00%, due 3/1/34	8,450,000	8,882,545
Insured: AG-CR
5.00%, due 3/1/35	9,020,000	9,462,386
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AG
5.25%, due 10/1/43	10,250,000	11,064,258
Insured: AG
5.50%, due 10/1/53	14,000,000	14,832,840
		411,933,769
Georgia 3.6%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AG
5.125%, due 4/1/53	5,400,000	5,581,693
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	$ 26,815,000	$ 26,218,771
Series A
4.00%, due 7/1/49	15,865,000	14,481,152
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,270,536
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	3,054,078
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	10,000,000	10,947,074
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,000,000	3,581,924
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,659,948
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,000,530
Series 4
3.80%, due 10/1/32	2,000,000	2,000,575
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	9,500,000	6,001,252
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,438,317
	Principal Amount	Value

Georgia (continued)
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Revenue Bonds
Series A
4.00%, due 2/15/51	$ 2,000,000	$ 1,740,582
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	5,239,990
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,107,636
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,251,103
Lawrenceville Housing Authority, HearthSide Lawrenceville Project, Revenue Bonds
Series FN, Insured: HUD Sector 8 FNMA
2.88%, due 4/1/40	3,704,553	2,982,885
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	15,000,000	15,792,478
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,983,096
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,549,520
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,927,586
Series A
4.00%, due 9/1/52 (a)	18,500,000	18,796,514
Series A
5.00%, due 5/15/34	2,750,000	2,839,544
Series A
5.00%, due 5/15/37	2,265,000	2,448,438
Series A
5.00%, due 6/1/53 (a)	5,605,000	5,890,343
Series B
5.00%, due 7/1/53 (a)	12,750,000	13,484,169
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,644,547

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (continued)
Series A
5.00%, due 5/1/54 (a)	$ 16,665,000	$ 17,860,434
Series C
5.00%, due 12/1/54 (a)	11,300,000	11,965,969
Series E
5.00%, due 5/1/55 (a)	22,680,000	24,021,363
Series A
5.50%, due 9/15/27	8,860,000	9,108,569
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
4.00%, due 1/1/49	4,500,000	3,992,834
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,852,424
Series A
5.00%, due 1/1/39	11,250,000	11,572,228
Series A
5.25%, due 7/1/64	5,000,000	5,120,367
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,614,095
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/37	3,695,000	3,793,572
Series A
5.50%, due 7/1/64	8,415,000	8,634,976
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	4,800,000	4,912,313
Municipal Electric Authority of Georgia, Project One, Revenue Bonds
5.25%, due 1/1/49	5,645,000	5,860,017
		340,223,442
	Principal Amount	Value

Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	$ 5,000,000	$ 5,002,939
Hawaii 0.4%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,642,153
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	17,950,000	19,176,457
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	5,675,000	4,699,180
		34,517,790
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,390,000	6,413,716
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	7,010,000	7,448,684
		13,862,400
Illinois 8.6%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,897,641
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/27	7,000,000	7,200,003
Series A, Insured: AG
5.00%, due 12/1/34	3,000,000	3,090,061
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/46	$ 9,500,000	$ 9,290,563
5.75%, due 4/1/48	23,415,000	24,578,456
6.00%, due 4/1/46	63,985,000	64,703,500
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,874,284
Series D, Insured: AG
5.00%, due 1/1/38	4,750,000	5,130,381
Series A, Insured: AG
5.50%, due 1/1/53 (b)	26,350,000	27,163,422
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.375%, due 1/1/53 (b)	25,075,000	22,941,406
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,554,169
Series E
5.00%, due 1/1/28 (b)	18,345,000	18,994,175
Series C
5.00%, due 1/1/35 (b)	3,615,000	3,994,493
Series A
5.25%, due 1/1/41 (b)	6,695,000	7,307,040
Series A
5.25%, due 1/1/42 (b)	7,550,000	8,187,440
Series A
5.25%, due 1/1/48 (b)	9,500,000	9,734,706
Series E
5.50%, due 1/1/48 (b)	27,380,000	29,064,722
Series A
5.50%, due 1/1/53 (b)	7,685,000	7,999,662
Series A
5.50%, due 1/1/55 (b)	10,000,000	10,288,294
Series E
5.50%, due 1/1/55 (b)	38,385,000	39,994,072
Series B
5.50%, due 1/1/59	15,290,000	16,137,005
Series E
5.50%, due 1/1/60 (b)	2,000,000	2,072,018
	Principal Amount	Value

Illinois (continued)
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	$ 5,000,000	$ 5,150,765
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,486,665
Series A
5.00%, due 1/1/32	1,400,000	1,450,546
Series A
6.00%, due 1/1/38	29,950,000	30,233,953
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,072,131
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	4,150,000	4,189,499
Series A, Insured: AG
5.50%, due 1/1/62	7,240,000	7,578,504
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 11/1/48	6,000,000	6,263,659
Series A, Insured: AG
5.50%, due 11/1/62	7,730,000	8,080,165
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	22,825,000	21,428,578
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AG
4.00%, due 12/1/38	3,000,000	3,001,289
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,261,094
Grand Prairie Water Commission, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/55	4,250,000	4,406,673
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,535,196

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	$ 3,500,000	$ 3,358,384
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	14,893,235
Illinois Finance Authority, Uchicago Medicine, Revenue Bonds
Series A
5.00%, due 8/15/52	4,250,000	4,290,023
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
5.25%, due 5/15/54	10,000,000	10,399,978
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,610,000	10,747,629
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	5,990,000	6,478,217
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	4,855,000	5,376,814
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	9,245,000	10,473,044
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/45	8,475,000	9,107,209
Series A
5.00%, due 1/1/46	5,015,000	5,341,720
Series A
5.00%, due 1/1/47	40,000,000	42,278,984
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,878,722
	Principal Amount	Value

Illinois (continued)
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	$ 7,260,000	$ 7,473,110
4.50%, due 11/1/42	7,585,000	7,873,229
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	12,556,868
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	18,842,662
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/43	10,000,000	4,806,559
Series A
5.00%, due 6/15/57	7,000,000	6,920,897
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,150,492
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	7,779,877
Series C
5.25%, due 1/1/34	4,250,000	4,454,739
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	35,795,259
Series C
5.50%, due 1/1/33	7,000,000	7,408,183
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AG
5.50%, due 6/1/58	5,375,000	5,686,952
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/26	7,375,000	7,453,750
5.00%, due 2/1/27	3,980,000	4,042,754
Series D
5.00%, due 11/1/27	10,000,000	10,314,381
5.00%, due 1/1/28	5,155,000	5,163,246
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Unlimited General Obligation (continued)
Series A
5.00%, due 12/1/34	$ 4,500,000	$ 4,613,183
Series A
5.50%, due 3/1/47	4,750,000	4,959,736
Series A
6.00%, due 5/1/27	8,190,000	8,443,870
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AG
5.00%, due 3/1/32	2,999,000	3,003,614
Village of Bellwood, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/29	1,500,000	1,502,421
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/40	6,790,000	6,823,857
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	32,052,487
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,564,510
		806,646,825
Indiana 0.9%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	15,000,000	15,902,681
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 1/15/42	4,750,000	5,360,981
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series A
5.00%, due 10/1/41	7,750,000	8,393,059
	Principal Amount	Value

Indiana (continued)
Indiana Finance Authority, Indiana University Health, Revenue Bonds (continued)
Series B-2
5.00%, due 10/1/60 (a)	$ 9,000,000	$ 9,707,899
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,395,669
Indiana Housing & Community Development Authority, Revenue Bonds
Series C-1, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/49	11,000,000	10,891,960
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,120,000	2,238,214
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	11,000,000	11,878,024
Series A
5.50%, due 1/1/47	8,115,000	8,635,417
		87,403,904
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,208,550
1.875%, due 6/1/37	4,000,000	3,121,199
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,544,341
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	14,880,910
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	3,760,000	3,756,136
Series A
4.75%, due 9/1/50	15,810,000	15,993,560

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	$ 4,000,000	$ 3,338,353
Series B
2.00%, due 6/1/37	4,265,000	3,375,794
Series B
2.00%, due 6/1/38	5,370,000	4,174,547
		55,393,390
Kansas 0.5%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	564,819
5.00%, due 12/1/28	410,000	409,457
5.00%, due 12/1/30	500,000	494,924
University of Kansas Hospital Authority, Health System, Revenue Bonds
Series A
5.00%, due 3/1/43	3,000,000	3,253,254
Series A
5.00%, due 3/1/44	3,250,000	3,493,143
Series A
5.25%, due 3/1/47	5,150,000	5,499,236
Series A
5.50%, due 3/1/51	12,500,000	13,405,668
Series A
5.50%, due 3/1/54	15,000,000	16,010,709
		43,131,210
Kentucky 0.7%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	6,335,245
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	4,930,000	5,415,336
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-2
3.632%, due 8/1/52	18,100,000	18,139,675
	Principal Amount	Value

Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (continued)
Series C
4.00%, due 2/1/50 (a)	$ 8,640,000	$ 8,727,455
Series A-1
4.00%, due 8/1/52 (a)	8,450,000	8,538,758
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,271,326
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.25%, due 6/1/55 (a)	8,000,000	8,466,171
		64,893,966
Louisiana 0.6%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	17,135,000	17,769,480
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,090,000	1,080,838
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,250,000	3,144,449
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,010,754
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (b)
5.50%, due 9/1/54	4,385,000	4,467,362
5.50%, due 9/1/59	3,595,000	3,639,695
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	9,625,000	9,898,439
Port New Orleans Board of Commissioners, Revenue Bonds
Series E
5.00%, due 4/1/44 (b)	5,750,000	5,841,947
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Terrebonne Parish Hospital Service District No. 1, General Medical Center Project, Revenue Bonds
5.50%, due 4/1/51	$ 5,510,000	$ 5,810,047
		55,663,011
Maine 0.1%
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,806,640
Series E
4.55%, due 11/15/45	3,000,000	3,013,626
		4,820,266
Maryland 0.1%
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,070,000	5,499,740
Maryland Department of Housing & Community Development, Revenue Bonds
Series G
6.25%, due 9/1/56	3,500,000	3,965,086
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,411,292
		13,876,118
Massachusetts 2.7%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	7,000,000	6,189,524
City of Worcester, Limited General Obligation
Insured: AG
3.00%, due 2/1/37	2,750,000	2,590,084
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	15,000,000	11,463,960
	Principal Amount	Value

Massachusetts (continued)
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation (continued)
Series C
3.00%, due 3/1/49	$ 12,400,000	$ 9,343,225
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,789,267
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/45	4,000,000	4,298,478
Series F
5.00%, due 7/1/46	9,000,000	9,582,907
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/50	3,575,000	3,734,215
Series N, Insured: AG
5.50%, due 7/1/50	30,850,000	33,473,799
Series N, Insured: AG
5.50%, due 7/1/55	14,500,000	15,576,502
Series N, Insured: AG-CR
5.50%, due 7/1/55	20,000,000	21,472,634
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,068,600
Series B
5.00%, due 7/1/30	3,960,000	4,254,729
Massachusetts Housing Finance Agency, Revenue Bonds
Series 220, Insured: GNMA / FNMA / FHLMC
2.125%, due 12/1/40	6,670,000	5,185,828
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	3,194,407
Series 220, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/44	4,500,000	3,366,314
Series A-1, Insured: FHA 542(c)
3.00%, due 12/1/45	2,205,000	1,787,679

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds (continued)
Series A-2, Insured: HUD Sector 8
4.50%, due 12/1/65	$ 13,060,000	$ 12,231,874
Series D-2, Insured: HUD Sector 8 FHA
4.90%, due 6/1/66	15,000,000	15,048,628
Series 249, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/50	5,485,000	5,622,897
Series C-2, Insured: HUD Sector 8 FHA
5.111%, due 6/1/66	41,000,000	41,551,413
Massachusetts Water Resources Authority, Revenue Bonds
Series D
3.00%, due 8/1/42	29,000,000	24,847,757
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,814,734
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	2,083,604
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,664,057
		255,237,116
Michigan 1.5%
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	2,435,000	2,442,323
Series B
5.50%, due 7/1/52	7,470,000	7,850,811
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,185,609
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,626,421
	Principal Amount	Value

Michigan (continued)
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	$ 3,415,000	$ 3,577,773
Lapeer Community Schools, Unlimited General Obligation
Insured: AG
5.25%, due 5/1/46	9,000,000	9,552,132
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds (a)
Series MI-3
3.75%, due 12/1/38	7,000,000	7,188,805
Series MI-2
3.875%, due 12/1/44 (d)	11,000,000	11,003,145
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	25,500,000	23,625,985
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,209,484
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI
4.00%, due 12/1/46	9,750,000	8,863,587
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,660,853
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	5,510,000	5,510,144
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	9,095,000	8,796,609
Series A
4.70%, due 12/1/43	4,800,000	4,907,943
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Saginaw Hospital Finance Authority, Covenant Medical Center, Inc., Revenue Bonds
Series L
5.25%, due 7/1/56	$ 5,000,000	$ 5,169,959
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,010,709
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,441,657
		140,623,949
Minnesota 1.6%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,990,531
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,567,502
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,741,500
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,165,359
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,378,895
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	4,560,000	4,489,643
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	19,570,000	21,878,387
	Principal Amount	Value

Minnesota (continued)
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	$ 5,085,000	$ 5,495,231
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	61,005,000	63,433,743
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,798,456
Mounds View Independent School District No. 621, School Building, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.55%, due 2/1/38	8,000,000	7,608,232
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,906,536
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,624,180
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,441,092
		151,519,287
Mississippi 0.1%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	4,965,000	5,006,756
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,103,119
		13,109,875

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	$ 5,760,000	$ 4,025,142
5.50%, due 12/1/48	16,245,000	17,251,985
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,753,444
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	5,996,916
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,020,000	11,703,351
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,060,000	1,067,003
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	14,500,000	15,963,613
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,371,933
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,707,153
		75,840,540
	Principal Amount	Value

Nebraska 1.2%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	$ 2,890,000	$ 2,189,682
Douglas County Hospital Authority No. 3, Nebraska Methodist Health System, Revenue Bonds
5.00%, due 11/1/49	3,705,000	3,825,278
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,179,082
Series A, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/41	5,000,000	5,569,006
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/55	12,485,000	13,990,850
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	16,680,000	17,477,646
Series A
5.50%, due 2/1/54	26,625,000	28,570,665
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,986,116
1.75%, due 12/15/37	6,755,000	5,153,417
Village of Boys Town Projects, Revenue Bonds
5.00%, due 7/1/46	25,500,000	26,509,695
		114,451,437
Nevada 0.5%
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	4,085,000	3,810,214
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	29,924,679
Series B
5.00%, due 7/1/43	10,000,000	10,263,093
		43,997,986
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire 3.1%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AG
3.00%, due 8/15/46	$ 2,995,000	$ 2,394,866
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,646,466	18,678,212
Series 4, Class A
3.814%, due 11/20/39 (a)	18,794,167	18,641,212
Series 2, Class A-1
3.824%, due 11/20/42 (a)	29,293,475	28,570,137
Series 1, Class A-1
3.922%, due 1/20/41 (a)	8,918,492	8,733,372
Series 1, Class A
3.922%, due 1/20/41 (a)	7,418,220	7,264,241
Series 1, Class A-1
4.25%, due 7/20/41 (a)	35,000,000	34,229,552
Series 2
4.25%, due 7/20/41	4,386,548	4,381,106
Series 3, Class A-1
4.493%, due 2/20/41 (a)	23,920,357	24,882,049
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
3.776%, due 10/1/51 (a)	15,571,192	15,215,673
New Hampshire Business Finance Authority, Centurion Foundation Andrews Avenue Med Center LLC, Revenue Bonds
Series A
5.625%, due 9/15/57	36,300,000	37,523,016
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (d)	57,175,000	60,695,802
New Hampshire Housing Finance Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	12,250,000	13,852,001
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,595,000	7,183,195
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Housing Finance Authority, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	$ 10,195,000	$ 11,511,899
		293,756,333
New Jersey 1.9%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	6,171,980
Series A
2.20%, due 10/1/39	10,000,000	9,488,214
Series B
3.75%, due 11/1/34	4,625,000	4,653,040
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds
5.00%, due 1/1/28 (b)	1,000,000	1,001,919
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	5,000,000	4,986,047
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
4.75%, due 10/1/40	4,160,000	4,318,144
Series M
5.10%, due 10/1/50	4,575,000	4,670,109
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	6,000,000	5,210,948
Series C, Insured: AG
(zero coupon), due 12/15/34	25,900,000	19,422,723
Series A
(zero coupon), due 12/15/37	15,000,000	9,819,914
Series A
5.00%, due 12/15/26	3,500,000	3,545,893

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	$ 8,235,000	$ 9,193,253
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	10,525,000	10,918,699
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	12,470,760
Series B
5.00%, due 1/1/46	14,150,000	14,991,217
Series B
5.25%, due 1/1/52	35,000,000	36,897,182
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	6,045,286
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,092,315
Series A
5.00%, due 6/1/33	3,250,000	3,368,638
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,687,044
		177,953,325
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/39	1,400,000	1,329,874
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,770,000	5,667,441
	Principal Amount	Value

New Mexico (continued)
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	$ 7,865,000	$ 7,735,568
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	11,025,000	10,829,748
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	3,670,000	4,004,030
		29,566,661
New York 10.0%
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	8,000,000	7,650,245
Series B-1
5.25%, due 10/1/33	6,260,000	6,445,448
Series G-1
5.25%, due 2/1/45	5,000,000	5,455,370
Series D
5.50%, due 4/1/46	23,215,000	25,183,346
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,500,000	4,563,398
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,083,670
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,503,149
Series B-1
5.00%, due 11/15/42	10,000,000	10,980,544
Series B-2
5.00%, due 11/15/48	5,000,000	5,226,369
Series A
5.25%, due 11/15/49	8,990,000	9,371,099
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,206,996
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/44	$ 5,750,000	$ 5,928,953
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,053,689
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series E-1
3.00%, due 11/1/39	3,135,000	2,849,357
Series A-1
4.15%, due 11/1/38	14,250,000	14,169,292
Series A-1
4.25%, due 11/1/43	5,380,000	5,372,141
New York City Housing Development Corp., Triborough Preservation LLC, Revenue Bonds
Series A-1
3.95%, due 11/15/44	3,000,000	2,810,095
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,641,165
Series F-1-A
4.30%, due 11/1/44	5,650,000	5,590,435
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	31,075,000	25,758,981
Series DD-1
3.00%, due 6/15/50	3,765,000	2,846,511
Series BB-1
4.00%, due 6/15/45	6,905,000	6,695,812
Series BB-1
5.00%, due 6/15/44	3,250,000	3,446,657
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series BB
5.00%, due 6/15/43	6,915,000	7,608,286
	Principal Amount	Value

New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds (continued)
Series BB-1
5.25%, due 6/15/54	$ 4,120,000	$ 4,320,155
Series CC-1
5.25%, due 6/15/54	7,070,000	7,432,215
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,456,365
New York City Transitional Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/1/42	4,440,000	4,358,942
Series E-1
4.00%, due 2/1/46	15,105,000	14,150,142
Series A-1
5.00%, due 5/1/40	4,400,000	4,919,189
Series C-3
5.00%, due 5/1/41	5,250,000	5,398,659
Series H-1
5.00%, due 11/1/41	3,890,000	4,295,721
Series C-1
5.00%, due 5/1/42	5,295,000	5,771,761
Series E
5.00%, due 11/1/42	8,865,000	9,659,141
Series H-1
5.25%, due 11/1/45	3,065,000	3,340,492
Series C
5.25%, due 5/1/48	7,000,000	7,381,561
Series C-1
5.25%, due 5/1/49	2,715,000	2,862,871
Series C
5.50%, due 5/1/42	10,000,000	11,188,295
Series C
5.50%, due 5/1/43	5,000,000	5,572,606
Series C
5.50%, due 5/1/44	22,000,000	24,377,151
Series D-1
5.50%, due 11/1/45	14,760,000	15,991,223
Series E
5.50%, due 11/1/49	17,250,000	18,615,495
Series H-1
5.50%, due 11/1/51	5,545,000	5,970,416

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Revenue Bonds (continued)
Series C
5.50%, due 5/1/53	$ 12,500,000	$ 13,294,031
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	8,575,000	8,834,935
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	2,830,000	2,088,800
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,714,282
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.50%, due 11/15/36	4,000,000	3,439,402
Series A
2.75%, due 11/15/41	14,255,000	11,335,111
Series A
2.875%, due 11/15/46	31,600,000	23,813,687
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,991,819
Insured: AG-CR
3.00%, due 2/15/42	22,150,000	18,817,922
Insured: BAM
4.00%, due 2/15/43	3,015,000	2,942,666
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	9,177,167
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,777,174
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	$ 14,575,000	$ 14,667,720
Series A
4.00%, due 3/15/40	13,840,000	13,898,056
Series E
4.00%, due 3/15/45	2,550,000	2,443,402
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,039,304
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/41	5,000,000	5,507,968
Series A
5.00%, due 3/15/48	13,690,000	14,308,176
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	37,185,000	40,201,905
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	1,395,000	1,423,252
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 1/1/46	9,715,000	7,558,300
Series A
5.00%, due 3/15/40	5,000,000	5,620,814
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,550,000	3,998,057
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	10,000,000	10,748,370
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 7/1/35	$ 6,680,000	$ 6,666,412
Series A, Insured: AG
4.00%, due 7/1/37	10,000,000	9,812,734
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/27	4,250,000	4,379,411
Insured: AG-CR
5.00%, due 12/1/28	4,250,000	4,459,294
Insured: AG-CR
5.00%, due 12/1/29	7,900,000	8,421,545
5.00%, due 12/1/30	10,000,000	10,699,342
5.00%, due 12/1/34	4,000,000	4,307,960
5.00%, due 12/1/36	2,000,000	2,131,268
5.00%, due 12/1/37	3,000,000	3,178,228
5.00%, due 12/1/40	2,875,000	3,006,607
Insured: AG
5.50%, due 6/30/43	5,015,000	5,308,618
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	6,000,000	6,001,601
Insured: AG
6.00%, due 6/30/50	20,000,000	21,608,220
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	20,000,000	20,251,242
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 217
4.00%, due 3/15/35	7,380,000	7,415,001
Series 218
4.00%, due 11/1/41	6,560,000	6,244,980
Series 223
4.00%, due 7/15/46	4,175,000	3,879,494
	Principal Amount	Value

New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds (b) (continued)
Series 242
5.00%, due 12/1/30	$ 10,000,000	$ 10,858,730
Series 242
5.00%, due 12/1/31	18,000,000	19,739,952
Series 246
5.00%, due 9/1/32	7,700,000	8,500,408
Series 231
5.50%, due 8/1/40	9,205,000	10,090,049
Series 231
5.50%, due 8/1/42	2,750,000	2,986,077
Series 231
5.50%, due 8/1/47	15,250,000	16,292,630
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,965,728
Series 239, Insured: SONYMA
2.60%, due 10/1/44	13,955,000	10,682,717
Series 242, Insured: SONYMA
3.25%, due 10/1/47	4,250,000	3,443,821
Series 242, Insured: SONYMA
3.30%, due 10/1/47	3,925,000	3,190,912
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	4,900,000	4,900,459
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	5,089,882
2.125%, due 6/15/38	6,720,000	5,465,837
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	8,500,000	6,295,506
Series C-3, Insured: AG-CR
3.00%, due 5/15/51	16,010,000	11,921,882
Series C
5.25%, due 11/15/40	5,000,000	5,623,668
Series D-2
5.25%, due 5/15/47	20,000,000	21,159,278
Series D-2
5.50%, due 5/15/52	25,000,000	26,562,250

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 11/15/37	$ 2,850,000	$ 2,903,542
Series A
5.00%, due 11/15/43	4,000,000	4,110,565
Series A
5.00%, due 5/15/48	4,500,000	4,686,459
Series A
5.00%, due 5/15/53	5,250,000	5,412,022
Series A
5.25%, due 5/15/52	4,340,000	4,552,629
Series A
5.25%, due 12/1/54	4,585,000	4,858,285
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	5,981,803
Series A
5.00%, due 6/1/41	9,630,000	9,699,232
		942,892,008
North Carolina 0.7%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,849,387
2.00%, due 3/1/37	3,465,000	2,826,644
2.00%, due 3/1/38	3,535,000	2,817,215
2.125%, due 3/1/39	3,605,000	2,851,892
2.125%, due 3/1/40	3,680,000	2,844,078
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,475,115
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,561,518
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 48, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/42	2,195,000	2,056,048
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	8,970,000	10,051,194
	Principal Amount	Value

North Carolina (continued)
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds (continued)
Series 59-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	$ 9,250,000	$ 10,478,258
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,545,000	1,550,789
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	1,850,000	1,860,017
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	6,365,000	6,750,355
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	8,555,000	9,217,923
North Carolina Housing Finance Agency, Home Ownership, Revenue Bonds
Series 51, Insured: GNMA / FNMA / FHLMC
4.375%, due 7/1/43	6,000,000	6,039,243
		70,229,676
North Dakota 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Project, Revenue Bonds
Series A
2.05%, due 7/1/36	2,400,000	2,007,163
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	3,425,000	3,377,950
North Dakota Housing Finance Agency, Home Mortgate Finance Program, Revenue Bonds
Series C
4.25%, due 7/1/40	5,030,000	5,042,924
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Dakota (continued)
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 1,500,000	$ 1,628,450
		12,056,487
Ohio 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	31,105,000	22,114,971
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,493,619
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	5,237,158
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,840,882
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,906,852
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	220,782
5.00%, due 1/1/34	360,000	382,296
5.25%, due 1/1/36	495,000	527,984
5.25%, due 1/1/52	2,500,000	2,489,588
Ohio Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.25%, due 9/1/40	1,055,000	839,977
	Principal Amount	Value

Ohio (continued)
Ohio Housing Finance Agency, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	$ 4,875,000	$ 5,368,107
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,990,000	4,548,122
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,693,774
Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.375%, due 3/1/56	10,000,000	11,382,005
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	27,920,000	29,503,002
		93,549,119
Oklahoma 0.8%
City of Tulsa, Unlimited General Obligation
Series A
0.05%, due 11/1/40	7,670,000	4,221,853
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	6,000,000	6,544,387
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,464,477
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	1,865,000	1,874,591
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/57	7,500,000	8,496,613

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma (continued)
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	$ 44,455,000	$ 46,930,459
		70,532,380
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	2,010,151
Series A
2.00%, due 10/1/39	2,015,000	1,564,182
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	835,000	430,421
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	6,965,000	3,511,177
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,288,063
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,838,792
Series 29-A
5.00%, due 7/1/45	3,300,000	3,379,688
Series 29
5.50%, due 7/1/48	5,750,000	6,080,835
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,567,777
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,235,000	3,221,183
	Principal Amount	Value

Oregon (continued)
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	$ 10,905,000	$ 9,098,641
		45,990,910
Pennsylvania 3.4%
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit, Revenue Bonds
4.50%, due 3/1/50	10,000,000	9,726,795
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,151,850
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,652,693
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,699,521
City of Philadelphia, Airport, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	8,020,000	8,093,423
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	15,500,000	16,564,185
Series B, Insured: AG
5.50%, due 9/1/53	8,865,000	9,471,153
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.00%, due 6/1/34	3,000,000	3,108,069
Cumberland County Municipal Authority, Dickinson College Project, Revenue Bonds
4.50%, due 5/1/51	5,370,000	5,185,457
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,385,872
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds (continued)
Series A-2
4.00%, due 5/15/53	$ 4,980,000	$ 4,256,748
Series B
5.00%, due 6/15/31	43,000,000	46,876,858
Series B
5.00%, due 6/15/36	20,000,000	22,502,710
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.75%, due 6/30/48	6,140,000	6,429,998
Insured: AG
5.75%, due 12/31/62	35,400,000	37,004,133
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	11,200,000	10,924,608
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AG
5.00%, due 11/1/51	28,000,000	28,558,144
Series B-1, Insured: AG
5.25%, due 11/1/48	5,000,000	5,276,578
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,815,937
Series 135-A
3.00%, due 10/1/51	3,815,000	3,780,895
Series 138-A
3.00%, due 10/1/52	5,195,000	5,042,442
Series 149-A
4.75%, due 10/1/40	14,500,000	15,085,406
Series A-141
5.75%, due 10/1/53	4,710,000	5,005,931
Series 145-A
6.00%, due 10/1/54	4,145,000	4,485,047
Series 147-A
6.25%, due 10/1/54	7,677,466	8,428,975
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	$ 7,885,000	$ 7,612,434
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,578,957
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,427,305
Series A
5.50%, due 12/1/46	11,250,000	11,332,523
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/46	5,005,000	5,279,434
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,331,545
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,117,453
		321,193,079
Puerto Rico 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (d)
Series A
4.00%, due 7/1/42	16,600,000	15,766,087
Series A
5.00%, due 7/1/47	9,000,000	8,948,456
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	34,665,000	32,923,580
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	2,345,000	2,334,080

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	$ 1,140,000	$ 1,134,552
Series TT, Insured: AG-CR
5.00%, due 7/1/27	500,000	500,097
Series SS, Insured: AG
5.00%, due 7/1/30	550,000	550,054
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,575,805
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,485,616
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,236,219
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	551,163
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	80,000	80,235
Series A, Insured: AG
5.00%, due 8/1/30	1,440,000	1,444,356
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	27,000,000	9,672,418
Series A-1
(zero coupon), due 7/1/51	2,193,000	574,981
Insured: BHAC-CR
(zero coupon), due 8/1/54	94,803	20,410
Series A-1
4.75%, due 7/1/53	14,784,000	14,140,893
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	17,442,000	17,287,842
		110,226,844
Rhode Island 0.1%
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AG
5.875%, due 6/15/26	355,000	355,737
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/50	$ 3,250,000	$ 3,267,151
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A, Insured: GNMA
4.25%, due 4/1/51	7,220,000	7,344,652
		10,967,540
South Carolina 1.4%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,188,858
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.352%, due 2/1/54	15,000,000	15,523,941
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	11,850,000	11,228,199
5.25%, due 2/1/53	21,855,000	22,631,823
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/29	367,000	381,391
Series A, Insured: AG-CR
5.00%, due 12/1/36	12,750,000	13,964,276
Series E, Insured: AG
5.00%, due 12/1/52	14,550,000	14,877,391
Series E, Insured: AG
5.50%, due 12/1/42	9,125,000	10,091,940
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A
5.00%, due 12/1/41	3,000,000	3,275,003
Series B
5.00%, due 12/1/43	2,965,000	3,190,845
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	4,605,000	5,019,497
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series B
5.00%, due 12/1/45	$ 2,000,000	$ 2,123,079
Series B
5.25%, due 12/1/54	8,875,000	9,300,452
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	9,830,000	11,100,922
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,420,000	6,156,451
		134,054,068
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	5,170,000	5,096,831
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	3,925,000	4,366,834
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	3,495,000	3,862,967
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	4,980,000	5,628,307
		18,954,939
Tennessee 0.8%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,598,341
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,547,530
1.875%, due 4/1/39	4,120,000	3,159,392
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/32	$ 18,500,000	$ 20,467,185
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,107,253
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,354,055
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,243,667
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,190,835
Series B
5.50%, due 7/1/41 (b)	4,770,000	5,206,022
Series B
5.50%, due 7/1/52 (b)	5,625,000	5,857,212
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,323,190
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	4,995,000	5,342,722
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,916,460
		73,313,864
Texas 10.3%
Aldine Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/30 (e)	4,250,000	4,588,879

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., Revenue Bonds
Insured: PSF-GTD
4.50%, due 8/15/45	$ 16,235,000	$ 16,434,877
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	7,550,000	7,915,559
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,035,162
Boerne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 2/1/53 (a)	8,220,000	8,224,450
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	5,000,000	5,541,182
Series C
5.00%, due 8/15/34	20,000,000	22,526,082
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,308,053
City of Austin, Electric Utility, Revenue Bonds
5.00%, due 11/15/38	4,000,000	4,493,529
5.00%, due 11/15/41	8,750,000	9,634,538
5.00%, due 11/15/42	9,400,000	10,315,369
5.00%, due 11/15/43	8,750,000	9,537,790
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,699,731
1.875%, due 9/1/37	3,455,000	2,702,900
1.875%, due 9/1/39	3,585,000	2,645,408
City of Dallas, Limited General Obligation
Series A, Insured: AG
2.25%, due 2/15/40	5,035,000	3,904,000
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,150,257
	Principal Amount	Value

Texas (continued)
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	$ 125,000	$ 125,460
Insured: BAM
4.00%, due 8/15/42	10,820,000	10,740,879
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/43	9,385,000	10,225,561
5.00%, due 3/1/51	24,315,000	25,295,293
City of Fort Worth, Limited General Obligation
2.00%, due 3/1/35	5,480,000	4,622,102
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,867,631
2.00%, due 3/1/41	5,470,000	3,889,011
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,803,764
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds, First Lien
Series C, Insured: AG
(zero coupon), due 9/1/49	23,500,000	7,256,227
Series C, Insured: AG
5.50%, due 9/1/58	10,000,000	10,649,798
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/42	6,000,000	6,554,743
Series A, Insured: AG
5.25%, due 7/1/48	7,755,000	8,059,740
Series A
5.50%, due 7/1/50	14,000,000	14,871,643
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AG-CR
4.00%, due 4/15/46	8,150,000	7,779,816
City of Missouri City, Limited General Obligation
2.125%, due 6/15/40	2,530,000	1,888,412
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	4,500,000	4,740,846
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	$ 5,000,000	$ 5,393,564
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	11,140,435
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,504,450
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,771,883
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,677,891
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,641,105
Dallas Fort Worth International Airport, Revenue Bonds
Series C
5.00%, due 11/1/29 (b)	11,500,000	12,279,777
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.75%, due 2/15/35	3,235,000	2,644,729
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,676,081
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	18,896,933
El Paso County Hospital District, Limited General Obligation
Insured: AG
5.00%, due 8/15/40	3,750,000	4,063,934
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,547,113
	Principal Amount	Value

Texas (continued)
Fort Bend County Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/43	$ 4,000,000	$ 3,194,743
Fort Bend County Municipal Utility District No. 131, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/45	3,540,000	2,397,400
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	540,000	416,131
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/38	1,575,000	1,316,453
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AG
2.75%, due 9/1/40	520,000	427,750
Fort Bend County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
2.375%, due 3/1/46	615,000	436,852
Fort Bend County Municipal Utility District No. 58, Unlimited General Obligation
Insured: BAM
2.125%, due 4/1/43	1,425,000	986,216
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,068,304
Fort Worth Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.625%, due 2/15/39	4,100,000	3,479,747
Series A, Insured: PSF-GTD
2.625%, due 2/15/40	4,405,000	3,672,509

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Hospital District, Limited General Obligation
5.50%, due 2/15/50	$ 12,500,000	$ 13,544,188
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/42	4,200,000	3,396,910
Harris County Municipal Utility District No. 165, Unlimited General Obligation
Insured: AG
2.25%, due 3/1/45	9,575,000	6,684,938
Harris County Municipal Utility District No. 166, Unlimited General Obligation
Insured: AG
2.75%, due 9/1/42	2,235,000	1,793,750
Harris County Municipal Utility District No. 399, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/50	1,550,000	988,930
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,260,815
Hays County Development District No. 1, Unlimited General Obligation
Insured: AG
2.60%, due 4/1/50	1,700,000	1,103,391
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/44	4,335,000	3,564,739
Insured: AG
5.50%, due 2/15/58	6,685,000	7,076,612
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,619,781
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.00%, due 11/1/40 (b)	7,210,000	6,978,909
	Principal Amount	Value

Texas (continued)
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AG
5.00%, due 5/15/49	$ 7,790,000	$ 8,035,779
Insured: AG
5.50%, due 5/15/48	7,500,000	7,972,680
Insured: AG
5.50%, due 5/15/53	8,470,000	8,929,808
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
5.00%, due 5/15/50	6,660,000	6,848,391
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	13,156,459
Morningstar Ranch Municipal Utility District No. 1 of Parker County, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	565,000	428,015
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.50%, due 8/15/49	15,000,000	16,266,705
North Hays County Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: AG
3.00%, due 8/15/41	395,000	331,237
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AG
4.375%, due 6/1/52	3,600,000	3,500,737
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,000,000	2,019,032
Series A
5.25%, due 1/1/38	6,700,000	7,342,715
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Northside Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.75%, due 8/15/39	$ 6,690,000	$ 5,815,614
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	10,475,000	10,499,372
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/44 (b)	7,930,000	7,021,130
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,247,796
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	8,920,460
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.25%, due 5/15/52	10,890,000	11,450,734
Series B
5.25%, due 5/15/52	29,110,000	30,422,762
San Leon Municipal Utility District, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/44	4,150,000	3,244,419
Sienna Municipal Utility District No. 5, Unlimited General Obligation
Insured: BAM
3.00%, due 11/1/43	420,000	323,616
Sienna Parks & Levee Improvement District of Fort Bend County, Unlimited General Obligation
Insured: AG
2.25%, due 9/1/45	3,000,000	2,117,900
Insured: BAM
3.75%, due 9/1/48	3,680,000	3,172,109
	Principal Amount	Value

Texas (continued)
State of Texas, College Student Loan, Unlimited General Obligation
Series B
4.00%, due 8/1/26 (b)	$ 10,000,000	$ 10,008,910
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	7,825,270
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,265,000	5,160,267
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series A
5.00%, due 11/15/49	9,475,000	9,814,739
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,764,233
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52	5,000,000	5,344,497
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,200,000	2,188,555
Series A, Insured: GNMA
3.50%, due 7/1/52	9,900,000	9,832,351
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,911,593
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,095,753
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,363,746
Series A, Insured: GNMA
5.50%, due 9/1/52	16,000,000	17,036,728
Series A, Insured: GNMA
5.75%, due 1/1/56	4,950,000	5,432,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Texas Department of Housing & Community Affairs, Revenue Bonds (continued)
Series B, Insured: GNMA
6.00%, due 3/1/53	$ 9,690,000	$ 10,571,487
Series B, Insured: GNMA
6.00%, due 1/1/56	3,750,000	4,178,645
Series D-2, Insured: GNMA
6.25%, due 1/1/56	7,750,000	8,682,327
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,121
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.288%, due 9/15/27	20,195,000	20,216,687
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/26	4,925,000	4,984,080
5.00%, due 12/15/28	3,000,000	3,128,957
5.00%, due 12/15/32	10,075,000	10,809,391
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (a)	23,645,000	25,014,726
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	11,950,000	12,749,337
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	860,000	877,477
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,309,022
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,893,665
	Principal Amount	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b) (continued)
5.00%, due 6/30/34	$ 2,500,000	$ 2,638,034
5.00%, due 12/31/34	3,125,000	3,294,525
5.125%, due 6/30/35	2,500,000	2,639,553
5.125%, due 12/31/35	3,750,000	3,955,314
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	14,875,000	15,330,934
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AG
5.50%, due 8/1/42	4,250,000	4,709,130
Texas Transportation Commission State Highway 249, System, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/52	4,945,000	1,262,508
Texas Transportation Finance Corp., TELA Supported, Revenue Bonds
Series A
5.50%, due 10/1/55	10,805,000	11,643,664
Texas Water Development Board, State Water Implementation, Revenue Bonds
2.50%, due 10/15/39	3,000,000	2,497,631
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,711,998
Series A
4.75%, due 10/15/43	17,490,000	18,426,387
5.00%, due 10/15/47	4,385,000	4,575,651
Series A
5.25%, due 10/15/51	22,000,000	23,211,670
Valley Ranch Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.125%, due 9/1/42	1,000,000	708,160
Verandah Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.375%, due 9/1/50	4,100,000	3,855,919
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	$ 4,250,000	$ 3,718,011
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	6,005,142
Washington County Junior College District, Revenue Bonds
Insured: BAM
3.25%, due 10/1/41	1,105,000	964,594
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,165,480
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	4,500,000	3,761,006
Wylie Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 8/15/44	20,000,000	16,487,362
Insured: PSF-GTD
5.00%, due 2/15/49	5,000,000	5,140,471
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	31,355,000	32,837,348
		971,493,580
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,102,317
Series A
5.00%, due 10/1/30	11,805,000	12,177,233
Series A
5.00%, due 10/1/32	11,805,000	12,286,482
Series A
5.00%, due 10/1/39	35,670,000	36,570,593
	Principal Amount	Value

U.S. Virgin Islands (continued)
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/39	$ 7,575,000	$ 7,648,078
		73,784,703
Utah 2.1%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,533,476
Series A
5.00%, due 7/1/30	3,250,000	3,493,203
Series A
5.00%, due 7/1/32	3,750,000	4,066,702
Series A
5.00%, due 7/1/33	3,000,000	3,054,764
Series A
5.00%, due 7/1/43	5,000,000	5,080,201
Series A
5.00%, due 7/1/47	21,900,000	21,924,907
Series A
5.25%, due 7/1/48	7,250,000	7,508,033
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,620,291
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,611,022
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50	17,280,000	18,770,575
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	5,000,000	5,478,892
Series A
5.00%, due 7/1/42	4,265,000	4,551,449
Series A
5.25%, due 7/1/43	17,180,000	18,590,347
Series A
5.25%, due 7/1/44	20,950,000	22,534,710

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Intermountain Power Agency, Revenue Bonds (continued)
Series A
5.25%, due 7/1/45	$ 13,020,000	$ 13,915,350
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,058,431
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	9,605,000	10,090,172
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,597,707
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	439,550	432,314
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	392,317	385,937
Series A, Insured: GNMA
4.50%, due 1/21/49	957,430	941,887
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	890,275	875,780
Series G-2, Insured: GNMA
5.00%, due 7/21/52	10,957,232	11,138,438
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	17,500,808	17,562,355
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	3,760,758	3,876,138
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	5,148,275
Utah Housing Corp., Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,000,000	5,704,577
		200,545,933
	Principal Amount	Value

Virginia 0.6%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	$ 8,775,000	$ 7,361,550
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,720,000	4,422,538
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,687,719
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,172,078
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,526,772
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,604,023	6,582,342
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	8,595,000	6,656,163
Virginia Port Authority, Commonwealth Port, Revenue Bonds
Series A
5.25%, due 7/1/48	3,900,000	4,146,861
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,771,078
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,268,553
		52,595,654
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington 1.6%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	$ 10,030,000	$ 10,422,411
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,567,285
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	10,000,000	10,743,601
King County Public Hospital District No. 2, EvergreenHealth, Limited General Obligation
5.50%, due 12/1/54	17,500,000	18,604,568
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,074,987
5.00%, due 4/1/44	5,580,000	5,696,629
Series B
5.50%, due 8/1/47	6,025,000	6,362,434
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	5,000,000	5,392,351
Series C
5.00%, due 8/1/38	8,965,000	9,508,784
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/35	4,000,000	4,452,756
Series A
5.00%, due 8/1/38	10,565,000	11,707,766
Series A
5.00%, due 8/1/41	7,500,000	8,202,302
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/43	4,250,000	4,681,052
Series A
5.00%, due 8/1/47	8,680,000	9,159,807
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	9,000,000	7,724,128
	Principal Amount	Value

Washington (continued)
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 9/1/55	$ 12,105,000	$ 12,750,692
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
2.00%, due 6/1/33	1,340,000	1,164,574
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	2,770,000	2,737,265
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	1,955,000	1,966,885
Series 2
3.812%, due 3/1/50 (a)	5,527,870	5,393,101
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,293,339
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	75,000	75,323
		150,682,040
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	14,825,000	14,902,800
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.50%, due 9/1/48	8,600,000	9,104,542
		24,007,342
Wisconsin 1.4%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (d)	2,570,000	2,158,534
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,145,694	42,285,328

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Tax Free Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	$ 4,825,000	$ 3,972,696
2.00%, due 3/1/39	5,200,000	5,142,643
2.00%, due 3/1/40	3,245,000	3,209,207
2.00%, due 3/1/41	4,540,000	4,489,922
Public Finance Authority, Revenue Bonds
Series 1, Class A-1
4.126%, due 1/20/41 (a)	17,482,284	16,839,670
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	7,325,000	7,495,985
6.50%, due 12/31/65	9,350,000	10,296,361
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,768,861
Series A
3.40%, due 4/1/35	2,595,000	2,597,978
Series A
3.45%, due 4/1/36	3,130,000	3,133,045
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	6,500,000	4,843,335
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	5,170,000	5,170,766
Wisconsin Center District, Revenue Bonds, Senior Lien
Series C, Insured: AG
(zero coupon), due 12/15/45	10,000,000	4,035,608
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,554,958
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,612,553
		128,607,450
	Principal Amount	Value

Wyoming 0.1%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	$ 6,115,000	$ 5,802,967
Wyoming Community Development Authority, Revenue Bonds
Series 1
6.00%, due 12/1/54	3,320,000	3,589,421
		9,392,388
Total Long-Term Municipal Bonds (Cost $8,866,516,557)		9,043,768,890
Short-Term Municipal Notes 2.2%
Illinois 0.3%
Illinois Finance Authority, Northshore-Edward-Elmhurst Health Credit Group, Revenue Bonds
Series F
3.45%, due 8/15/57 (f)	26,805,000	26,805,000
New Hampshire 0.3%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.35%, due 11/1/64 (f)	25,000,000	25,000,000
New York 0.3%
BlackRock MuniYield Quality Fund, Inc.
3.25%, due 2/1/56 (b)(d)(f)	25,000,000	25,000,000
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.45%, due 11/15/50 (f)	5,000,000	5,000,000
		30,000,000
North Carolina 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series E
3.40%, due 1/15/42 (f)	36,560,000	36,560,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series C
3.30%, due 6/1/55 (f)	$ 30,000,000	$ 30,000,000
		66,560,000
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-1
3.45%, due 11/1/61 (f)	7,000,000	7,000,000
Texas 0.3%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.45%, due 12/1/60 (f)	16,000,000	16,000,000
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.40%, due 5/1/54 (f)	9,150,000	9,150,000
		25,150,000
Utah 0.0% ‡
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
3.50%, due 5/15/51 (f)	3,900,000	3,900,000
Wisconsin 0.2%
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.77%, due 12/31/30 (b)(d)(f)	19,100,000	19,100,000
Total Short-Term Municipal Notes (Cost $203,515,000)		203,515,000
Total Municipal Bonds (Cost $9,070,031,557)		9,247,283,890

	Shares	Value
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (g)	10,288,029	$ 10,288,029
Total Short-Term Investment (Cost $10,288,029)		10,288,029
Total Investments (Cost $9,080,319,586)	98.5%	9,257,571,919
Other Assets, Less Liabilities	1.5	141,279,420
Net Assets	100.0%	$ 9,398,851,339

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Delayed delivery security.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of April 30, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Tax Free Bond Fund

MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,043,768,890	$ —	$ 9,043,768,890
Short-Term Municipal Notes	—	203,515,000	—	203,515,000
Total Municipal Bonds	—	9,247,283,890	—	9,247,283,890
Short-Term Investment
Unaffiliated Investment Company	10,288,029	—	—	10,288,029
Total Investments in Securities	$ 10,288,029	$ 9,247,283,890	$ —	$ 9,257,571,919

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $9,080,319,586)	$9,257,571,919
Cash	5,574
Receivables:
Interest	117,731,170
Investment securities sold	38,733,888
Fund shares sold	21,371,704
Other assets	277,635
Total assets	9,435,691,890
Liabilities
Payables:
Fund shares redeemed	17,605,398
Investment securities purchased	4,592,040
Manager (See Note 3)	3,121,000
Transfer agent (See Note 3)	740,313
Distribution/Service fees (See Note 3)	241,643
Professional fees	54,945
Custodian	47,748
Trustees	9,547
Accrued expenses	3,252
Distributions payable	10,424,665
Total liabilities	36,840,551
Net assets	$9,398,851,339
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$10,076,172
Additional paid-in-capital	10,274,127,885
10,284,204,057
Total distributable earnings (loss)	(885,352,718)
Net assets	$9,398,851,339
Class A
Net assets applicable to outstanding shares	$1,043,441,035
Shares of beneficial interest outstanding	111,895,796
Net asset value per share outstanding	$9.33
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.62
Investor Class
Net assets applicable to outstanding shares	$5,184,946
Shares of beneficial interest outstanding	553,495
Net asset value per share outstanding	$9.37
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.61
Class C
Net assets applicable to outstanding shares	$54,091,153
Shares of beneficial interest outstanding	5,799,336
Net asset value and offering price per share outstanding	$9.33
Class C2
Net assets applicable to outstanding shares	$5,216,244
Shares of beneficial interest outstanding	559,618
Net asset value and offering price per share outstanding	$9.32
Class I
Net assets applicable to outstanding shares	$7,417,526,312
Shares of beneficial interest outstanding	795,213,171
Net asset value and offering price per share outstanding	$9.33
Class R6
Net assets applicable to outstanding shares	$873,391,649
Shares of beneficial interest outstanding	93,595,827
Net asset value and offering price per share outstanding	$9.33

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Tax Free Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$196,968,984
Expenses
Manager (See Note 3)	18,679,239
Transfer agent (See Note 3)	2,242,314
Distribution/Service—Class A (See Note 3)	1,312,743
Distribution/Service—Investor Class (See Note 3)	6,638
Distribution/Service—Class C (See Note 3)	146,180
Distribution/Service—Class C2 (See Note 3)	16,234
Professional fees	357,388
Shareholder communication	188,414
Custodian	147,931
Trustees	134,329
Registration	96,111
Miscellaneous	141,591
Total expenses before waiver/reimbursement	23,469,112
Expense waiver/reimbursement from Manager (See Note 3)	(105,375)
Net expenses	23,363,737
Net investment income (loss)	173,605,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	33,344,958
Futures transactions	3,808,758
Net realized gain (loss)	37,153,716
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(68,340,217)
Futures contracts	(478,909)
Net change in unrealized appreciation (depreciation)	(68,819,126)
Net realized and unrealized gain (loss)	(31,665,410)
Net increase (decrease) in net assets resulting from operations	$141,939,837
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$173,605,247	$344,866,533
Net realized gain (loss)	37,153,716	(45,646,027)
Net change in unrealized appreciation (depreciation)	(68,819,126)	53,295,487
Net increase (decrease) in net assets resulting from operations	141,939,837	352,515,993
Distributions to shareholders:
Class A	(18,730,478)	(39,937,469)
Investor Class	(92,891)	(199,736)
Class B(a)	—	(707)
Class C	(954,233)	(2,335,950)
Class C2	(77,820)	(161,842)
Class I	(138,357,820)	(268,635,903)
Class R6	(15,467,567)	(28,604,984)
	(173,680,809)	(339,876,591)
Distributions to shareholders from return of capital:
Class A	—	(1,279,293)
Investor Class	—	(6,398)
Class B(a)	—	(23)
Class C	—	(74,826)
Class C2	—	(5,184)
Class I	—	(8,605,054)
Class R6	—	(916,286)
	—	(10,887,064)
Total distributions to shareholders	(173,680,809)	(350,763,655)
Capital share transactions:
Net proceeds from sales of shares	1,369,199,696	3,006,090,869
Net asset value of shares issued to shareholders in reinvestment of distributions	112,404,336	234,131,688
Cost of shares redeemed	(1,108,077,913)	(3,825,275,290)
Increase (decrease) in net assets derived from capital share transactions	373,526,119	(585,052,733)
Net increase (decrease) in net assets	341,785,147	(583,300,395)
	Six months ended April 30, 2026	Year ended October 31, 2025
Net Assets
Beginning of period	$9,057,066,192	$9,640,366,587
End of period	$9,398,851,339	$9,057,066,192

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.36	$9.34	$8.77	$8.85	$10.60	$10.43
Net investment income (loss) (a)	0.17	0.33	0.31	0.29	0.20	0.17
Net realized and unrealized gain (loss)	(0.03)	0.03	0.59	(0.05)	(1.66)	0.23
Total from investment operations	0.14	0.36	0.90	0.24	(1.46)	0.40
Less distributions:
From net investment income	(0.17)	(0.33)	(0.33)	(0.32)	(0.26)	(0.23)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.17)	(0.34)	(0.33)	(0.32)	(0.29)	(0.23)
Net asset value at end of period	$9.33	$9.36	$9.34	$8.77	$8.85	$10.60
Total investment return (b)	1.46%	3.93%	10.36%	2.62%	(13.96)%	3.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.57%††	3.58%	3.34%	3.10%	2.03%	1.63%
Net expenses (c)	0.73%††(d)	0.74%	0.74%	0.74%	0.75%	0.73%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000’s)	$1,043,441	$1,077,860	$1,229,314	$1,200,333	$1,552,537	$3,134,090

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.40	$9.38	$8.81	$8.89	$10.65	$10.48
Net investment income (loss) (a)	0.16	0.33	0.31	0.28	0.20	0.17
Net realized and unrealized gain (loss)	(0.03)	0.02	0.59	(0.04)	(1.67)	0.23
Total from investment operations	0.13	0.35	0.90	0.24	(1.47)	0.40
Less distributions:
From net investment income	(0.16)	(0.32)	(0.33)	(0.32)	(0.26)	(0.23)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.16)	(0.33)	(0.33)	(0.32)	(0.29)	(0.23)
Net asset value at end of period	$9.37	$9.40	$9.38	$8.81	$8.89	$10.65
Total investment return (b)	1.42%	3.86%	10.26%	2.57%	(14.01)%	3.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.50%††	3.52%	3.29%	3.05%	2.07%	1.61%
Net expenses (c)	0.78%††(d)	0.78%	0.77%	0.78%	0.77%	0.76%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000's)	$5,185	$5,520	$6,045	$6,248	$6,622	$9,027

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.36	$9.34	$8.78	$8.85	$10.60	$10.44
Net investment income (loss) (a)	0.15	0.30	0.29	0.26	0.18	0.15
Net realized and unrealized gain (loss)	(0.03)	0.03	0.58	(0.03)	(1.66)	0.21
Total from investment operations	0.12	0.33	0.87	0.23	(1.48)	0.36
Less distributions:
From net investment income	(0.15)	(0.30)	(0.31)	(0.30)	(0.24)	(0.20)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.15)	(0.31)	(0.31)	(0.30)	(0.27)	(0.20)
Net asset value at end of period	$9.33	$9.36	$9.34	$8.78	$8.85	$10.60
Total investment return (b)	1.30%	3.62%	9.91%	2.44%	(14.19)%	3.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.26%††	3.28%	3.05%	2.81%	1.81%	1.37%
Net expenses (c)	1.03%††(d)	1.03%	1.03%	1.03%	1.02%	1.01%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000’s)	$54,091	$62,736	$84,682	$103,571	$125,521	$194,545

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.35	$9.34	$8.77	$8.85	$10.60	$10.43
Net investment income (loss) (a)	0.14	0.29	0.27	0.25	0.17	0.12
Net realized and unrealized gain (loss)	(0.03)	0.01	0.59	(0.05)	(1.67)	0.23
Total from investment operations	0.11	0.30	0.86	0.20	(1.50)	0.35
Less distributions:
From net investment income	(0.14)	(0.28)	(0.29)	(0.28)	(0.22)	(0.18)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.14)	(0.29)	(0.29)	(0.28)	(0.25)	(0.18)
Net asset value at end of period	$9.32	$9.35	$9.34	$8.77	$8.85	$10.60
Total investment return (b)	1.23%	3.36%	9.88%	2.17%	(14.32)%	3.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.11%††	3.13%	2.90%	2.67%	1.75%	1.12%
Net expenses (c)	1.18%††(d)	1.18%	1.18%	1.18%	1.17%	1.15%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000’s)	$5,216	$4,973	$6,016	$5,350	$3,920	$2,990

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Tax Free Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.36	$9.34	$8.78	$8.85	$10.60	$10.44
Net investment income (loss) (a)	0.18	0.35	0.34	0.31	0.23	0.20
Net realized and unrealized gain (loss)	(0.03)	0.03	0.58	(0.03)	(1.66)	0.22
Total from investment operations	0.15	0.38	0.92	0.28	(1.43)	0.42
Less distributions:
From net investment income	(0.18)	(0.35)	(0.36)	(0.35)	(0.29)	(0.26)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.18)	(0.36)	(0.36)	(0.35)	(0.32)	(0.26)
Net asset value at end of period	$9.33	$9.36	$9.34	$8.78	$8.85	$10.60
Total investment return (b)	1.58%	4.19%	10.50%	2.99%	(13.75)%	4.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.81%††	3.83%	3.58%	3.35%	2.33%	1.87%
Net expenses (c)	0.48%††(d)	0.49%	0.49%	0.49%	0.50%	0.48%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000’s)	$7,417,526	$7,147,874	$7,542,480	$5,868,539	$4,357,422	$5,709,408

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.36	$9.35	$8.78	$8.86	$10.61	$10.44
Net investment income (loss) (a)	0.18	0.36	0.34	0.32	0.24	0.21
Net realized and unrealized gain (loss)	(0.03)	0.01	0.59	(0.05)	(1.66)	0.22
Total from investment operations	0.15	0.37	0.93	0.27	(1.42)	0.43
Less distributions:
From net investment income	(0.18)	(0.35)	(0.36)	(0.35)	(0.30)	(0.26)
From net realized gain on investments	—	—	—	—	(0.03)	—
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.18)	(0.36)	(0.36)	(0.35)	(0.33)	(0.26)
Net asset value at end of period	$9.33	$9.36	$9.35	$8.78	$8.86	$10.61
Total investment return (b)	1.61%	4.13%	10.68%	2.93%	(13.68)%	4.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.86%††	3.87%	3.63%	3.40%	2.51%	1.92%
Net expenses (c)	0.43%††(d)	0.43%	0.43%	0.43%	0.44%	0.43%
Portfolio turnover rate (e)	19%	54%	36%(f)	75%(f)	127%(f)	39%
Net assets at end of period (in 000’s)	$873,392	$758,103	$771,701	$606,909	$469,013	$276,280

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.
(f)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay Tax Free Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Tax Free Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class C2	August 31, 2020
Class I	December 21, 2009
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are

56	NYLI MacKay Tax Free Bond Fund

marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment

Notes to Financial Statements (Unaudited) (continued)
Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 1.2% of the Fund’s net assets, of which 61.1% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2026, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.

58	NYLI MacKay Tax Free Bond Fund

Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$3,808,758
Total Net Realized Gain (Loss)	$3,808,758

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(478,909)
Total Net Change in Unrealized Appreciation (Depreciation)	$(478,909)

Average Notional Amount	Total
Futures Contracts Short (a)	$(79,487,208)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $500 million; 0.425% from $500 million to $1 billion; 0.40% from $1 billion to $5 billion; 0.39% from $5 billion to $7 billion; 0.38% from $7 billion to $9 billion; 0.37% from $9 billion to $11 billion; 0.36% in excess of $11 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2026, the effective management fee rate was 0.41%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets. New York Life Investment Management may voluntarily waive a portion of the fee for fund accounting services for the Fund to the extent it deems appropriate. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
In addition, New York Life Investment Management has contractually agreed to waive fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustees expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I shares.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of

Notes to Financial Statements (Unaudited) (continued)
$18,679,239 and waived fees and/or reimbursed expenses in the amount of $105,375 and paid the Subadvisor fees in the amount of $9,103,738.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $5,216 and $126, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2026, of $22,423, $18 and $1,284, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution
Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$276,888	$—
Investor Class	2,802	—
Class C	30,842	—
Class C2	2,637	—
Class I	1,913,110	—
Class R6	16,035	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,804	0.5%
Class R6	28,068	0.0‡

‡	Less than one-tenth of a percent.

60	NYLI MacKay Tax Free Bond Fund

Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,085,208,442	$194,016,932	$(21,653,455)	$172,363,477
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $1,017,796,243, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$613,190	$404,606
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$22,268,197
Return of Capital	10,887,064
Exempt Interest Dividends	317,608,394
Total	$350,763,655
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $2,128,267 and $1,714,354, respectively.

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	11,135,321	$104,067,431
Shares issued to shareholders in reinvestment of distributions	1,609,605	15,054,082
Shares redeemed	(15,988,618)	(149,498,514)
Net increase (decrease) in shares outstanding before conversion	(3,243,692)	(30,377,001)
Shares converted into Class A (See Note 1)	46,993	438,855
Shares converted from Class A (See Note 1)	(115,304)	(1,077,577)
Net increase (decrease)	(3,312,003)	$(31,015,723)
Year ended October 31, 2025:
Shares sold	22,885,531	$210,459,338
Shares issued to shareholders in reinvestment of distributions	3,594,666	33,108,716
Shares redeemed	(43,062,990)	(395,597,751)
Net increase (decrease) in shares outstanding before conversion	(16,582,793)	(152,029,697)
Shares converted into Class A (See Note 1)	283,344	2,621,103
Shares converted from Class A (See Note 1)	(108,685)	(1,007,506)
Net increase (decrease)	(16,408,134)	$(150,416,100)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	5,968	$56,082
Shares issued to shareholders in reinvestment of distributions	9,376	88,066
Shares redeemed	(30,834)	(289,621)
Net increase (decrease) in shares outstanding before conversion	(15,490)	(145,473)
Shares converted into Investor Class (See Note 1)	2,461	23,145
Shares converted from Investor Class (See Note 1)	(20,763)	(194,778)
Net increase (decrease)	(33,792)	$(317,106)
Year ended October 31, 2025:
Shares sold	27,435	$253,571
Shares issued to shareholders in reinvestment of distributions	21,106	195,266
Shares redeemed	(80,070)	(739,071)
Net increase (decrease) in shares outstanding before conversion	(31,529)	(290,234)
Shares converted into Investor Class (See Note 1)	19,321	180,154
Shares converted from Investor Class (See Note 1)	(44,732)	(415,937)
Net increase (decrease)	(56,940)	$(526,017)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	74	$692
Shares redeemed	(7,386)	(68,892)
Net increase (decrease) in shares outstanding before conversion	(7,312)	(68,200)
Shares converted from Class B	(6,586)	(61,599)
Net increase (decrease)	(13,898)	$(129,799)

62	NYLI MacKay Tax Free Bond Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	392,801	$3,671,847
Shares issued to shareholders in reinvestment of distributions	85,842	802,869
Shares redeemed	(1,355,178)	(12,667,607)
Net increase (decrease) in shares outstanding before conversion	(876,535)	(8,192,891)
Shares converted from Class C (See Note 1)	(28,205)	(263,899)
Net increase (decrease)	(904,740)	$(8,456,790)
Year ended October 31, 2025:
Shares sold	602,934	$5,549,096
Shares issued to shareholders in reinvestment of distributions	216,885	1,998,652
Shares redeemed	(3,019,746)	(27,794,969)
Net increase (decrease) in shares outstanding before conversion	(2,199,927)	(20,247,221)
Shares converted from Class C (See Note 1)	(160,416)	(1,485,149)
Net increase (decrease)	(2,360,343)	$(21,732,370)

Class C2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	71,046	$662,165
Shares issued to shareholders in reinvestment of distributions	8,325	77,820
Shares redeemed	(51,503)	(482,061)
Net increase (decrease)	27,868	$257,924
Year ended October 31, 2025:
Shares sold	64,919	$597,911
Shares issued to shareholders in reinvestment of distributions	18,138	167,026
Shares redeemed	(195,641)	(1,798,570)
Net increase (decrease)	(112,584)	$(1,033,633)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	116,460,912	$1,089,919,658
Shares issued to shareholders in reinvestment of distributions	10,213,146	95,516,958
Shares redeemed	(94,471,639)	(883,129,591)
Net increase (decrease) in shares outstanding before conversion	32,202,419	302,307,025
Shares converted into Class I (See Note 1)	117,568	1,099,020
Shares converted from Class I (See Note 1)	(894,370)	(8,372,534)
Net increase (decrease)	31,425,617	$295,033,511
Year ended October 31, 2025:
Shares sold	252,038,578	$2,315,539,617
Shares issued to shareholders in reinvestment of distributions	21,340,507	196,637,232
Shares redeemed	(316,407,321)	(2,905,289,095)
Net increase (decrease) in shares outstanding before conversion	(43,028,236)	(393,112,246)
Shares converted into Class I (See Note 1)	90,417	831,068
Shares converted from Class I (See Note 1)	(581,423)	(5,386,130)
Net increase (decrease)	(43,519,242)	$(397,667,308)

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	18,266,363	$170,822,513
Shares issued to shareholders in reinvestment of distributions	92,412	864,541
Shares redeemed	(6,630,057)	(62,010,519)
Net increase (decrease) in shares outstanding before conversion	11,728,718	109,676,535
Shares converted into Class R6 (See Note 1)	891,134	8,347,768
Net increase (decrease)	12,619,852	$118,024,303
Year ended October 31, 2025:
Shares sold	51,913,756	$473,691,336
Shares issued to shareholders in reinvestment of distributions	219,379	2,024,104
Shares redeemed	(54,234,290)	(493,986,942)
Net increase (decrease) in shares outstanding before conversion	(2,101,155)	(18,271,502)
Shares converted into Class R6 (See Note 1)	518,606	4,817,798
Shares converted from Class R6 (See Note 1)	(9,973)	(93,802)
Net increase (decrease)	(1,592,522)	$(13,547,506)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

Notes to Financial Statements (Unaudited) (continued)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
64	NYLI MacKay Tax Free Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

66

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
68

its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Strategic Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.6%
Asset-Backed Securities 14.2%
Automobile Asset-Backed Securities 6.3%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 994,866	$ 992,555
Series 2025-B, Class G
9.935%, due 9/15/33	1,937,999	1,946,048
Series 2025-A, Class G
10.219%, due 6/15/33	1,342,480	1,348,177
Series 2024-B, Class G
11.395%, due 9/15/32	647,747	659,285
Series 2024-A, Class G
12.748%, due 5/17/32	934,515	964,828
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-8A, Class D
7.52%, due 2/20/30	3,000,000	3,024,090
Series 2023-1A, Class D
7.59%, due 4/20/29	1,740,000	1,774,698
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D
4.99%, due 11/17/31	2,825,000	2,806,604
Series 2025-4, Class D
5.41%, due 8/15/31	2,000,000	2,016,663
Series 2025-2, Class D
5.62%, due 3/17/31	2,910,000	2,945,574
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	4,410,000	4,410,077
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	3,205,000	3,173,772
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,345,430
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	2,835,000	2,844,629
Series 2025-A, Class D
5.86%, due 7/15/31	1,760,000	1,788,914
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,439,864
Exeter Automobile Receivables Trust
Series 2025-3A, Class D
5.57%, due 10/15/31	1,820,000	1,836,269
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	3,225,000	3,120,180
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	4,000,000	4,010,944
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Exeter Automobile Receivables Trust (continued)
Series 2025-5A, Class E
7.15%, due 6/15/33 (a)	$ 3,527,000	$ 3,543,312
Series 2025-1A, Class E
7.48%, due 9/15/32 (a)	3,500,000	3,590,542
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	2,535,000	2,588,292
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	514,676	511,803
Series 2021-3, Class D
1.65%, due 9/15/27	1,912,250	1,890,841
Series 2021-4, Class C
1.96%, due 12/15/27	72,748	72,676
Series 2021-4, Class D
2.26%, due 12/15/27	2,507,000	2,447,229
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,843,428
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,816,420
Series 2020-1, Class E
3.52%, due 6/15/27	589,194	588,716
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	981,104
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	653,741
Series 2020-3, Class E
4.98%, due 12/15/27	573,377	573,515
Series 2022-2, Class D
5.80%, due 4/17/28	4,430,000	3,775,059
Series 2024-3, Class E
8.83%, due 1/15/32	4,640,000	4,270,431
GLS Auto Receivables Issuer Trust (a)
Series 2022-2A, Class E
5.50%, due 6/15/29	3,740,000	3,764,177
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	693,829
Hertz Vehicle Financing III LLC (a)
Series 2025-6A, Class A
4.89%, due 5/25/32	3,000,000	2,990,738
Series 2025-6A, Class B
5.14%, due 5/25/32	3,450,000	3,402,313
Series 2025-1A, Class D
7.98%, due 9/25/29	2,000,000	2,002,842
Series 2025-6A, Class D
8.30%, due 5/25/32	2,200,000	2,198,115
Series 2025-3A, Class D
8.55%, due 12/26/29	3,790,000	3,851,448

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Automobile Asset-Backed Securities (continued)
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	$ 1,577,000	$ 1,559,630
Series 2021-2A, Class D
4.34%, due 12/27/27	3,000,000	2,969,452
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.24% (SOFR 30A + 6.60%), due 9/20/33	1,341,618	1,305,859
Series 2024-2, Class E
11.14% (SOFR 30A + 7.50%), due 10/20/32	2,049,772	2,016,708
Series 2024-1, Class E
11.89% (SOFR 30A + 8.25%), due 5/20/32	445,133	443,880
Series 2026-1, Class E
12.29% (SOFR 30A + 8.65%), due 2/20/34	2,246,328	2,246,276
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,270,003
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,285,868	1,343,050
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	3,350,000	3,300,404
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class D
9.685%, due 9/26/33 (a)	1,761,759	1,756,534
		109,710,968
Home Equity Asset-Backed Security 0.1%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	2,103,082	2,113,951
Other Asset-Backed Securities 7.8%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.072% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	2,550,000	2,549,964
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	458,884	448,794
Series 2021-1, Class B
3.95%, due 7/11/30	835,700	796,969
	Principal Amount	Value

Other Asset-Backed Securities (continued)
American Airlines Pass-Through Trust (continued)
Series 2016-1, Class A
4.10%, due 1/15/28	$ 698,807	$ 687,227
Antares CLO Ltd.
Series 2026-1A, Class B
5.426% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	2,400,000	2,401,274
Apex Credit CLO Ltd. (a)(b)
Series 2022-1A, Class D1R
7.164% (3 Month SOFR + 3.50%), due 10/22/38	1,900,000	1,842,227
Series 2022-1A, Class ER
11.484% (3 Month SOFR + 7.82%), due 10/22/38	500,000	431,698
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.425% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	849,587
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.622% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	774,272
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.936% (SOFR + 1.28%), due 4/11/48 (a)(b)	3,084,646	3,086,830
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.30% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	1,640,000	1,636,033
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
4.877% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,000,833
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.225% (3 Month SOFR + 1.55%), due 4/20/37 (a)(b)	1,200,000	1,199,514
BXDL Static CLO LLC (a)(b)
Series 2025-1A, Class A1
4.975% (3 Month SOFR + 1.30%), due 7/20/35	1,782,450	1,782,423
Series 2025-1A, Class C
5.875% (3 Month SOFR + 2.20%), due 7/20/35	2,000,000	1,999,958
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,305,413	1,877,429

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a) (continued)
Series 2021-1A, Class B1
1.98%, due 3/15/61	$ 1,149,786	$ 688,476
Series 2020-1, Class A2
1.99%, due 7/15/60	1,484,509	1,212,430
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,303,247
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,545,099
Consolidated Communications LLC (a)
Series 2025-4A, Class A2
5.522%, due 12/20/55	2,225,000	2,242,622
Series 2026-1A, Class C
7.03%, due 3/20/56	3,500,000	3,492,812
DataBank Issuer II LLC (a)
Series 2025-1A, Class A2
5.18%, due 9/27/55	1,255,000	1,235,652
Series 2025-1A, Class B
5.669%, due 9/27/55	2,650,000	2,585,110
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	2,566,937	2,542,902
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	3,245,000	3,283,739
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.242% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,600,000	1,599,976
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	2,000,000	1,995,438
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.86% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	1,800,000	1,792,953
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.052% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,550,000	1,537,987
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	757,882	745,698
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.273% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	$ 800,000	$ 800,286
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class B
5.561%, due 2/25/56	3,250,000	3,238,161
Series 2026-1A, Class C
7.653%, due 2/25/56	3,500,000	3,568,280
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	2,700,000	2,702,322
Madison Park Funding XXXVIII Ltd.
Series 2021-38A, Class A1R
4.92% (3 Month SOFR + 1.24%), due 10/17/38 (a)(b)	1,000,000	1,001,131
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.947% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	2,450,000	2,454,224
Marathon CLO Ltd.
Series 2021-16A, Class A2R
5.223% (3 Month SOFR + 1.55%), due 4/15/34 (a)(b)	2,200,000	2,199,947
MFIC Bethesda CLO LLC
Series 1A, Class A2R
5.316% (3 Month SOFR + 1.65%), due 10/23/37 (a)(b)	2,000,000	1,998,810
Monroe Capital MML CLO XVIII Ltd.
Series 2026-1A, Class C
6.387% (3 Month SOFR + 2.75%), due 4/15/38 (a)(b)(d)	2,500,000	2,500,260
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	964,830
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,578,831
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,945,000	2,347,275
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.045% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,101,595
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.767% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	$ 1,000,000	$ 984,347
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	3,000,000	3,068,802
Progress Residential Trust
Series 2025-SFR4, Class C
5.05%, due 8/17/42 (a)	2,795,000	2,748,817
QTS Issuer ABS II LLC
Series 2026-3A, Class A2
6.156%, due 1/5/56 (a)	3,650,000	3,606,789
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.135% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	600,900
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.08% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,101,012
Regatta XXII Funding Ltd.
Series 2022-2A, Class A1R2
4.933% (3 Month SOFR + 1.26%), due 1/15/39 (a)(b)	3,500,000	3,508,750
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	3,215,000	3,199,354
RIN V LLC
Series 2023-2A, Class A1R
5.009% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	3,000,000	3,001,311
RIN XIII LLC
Series 2026-1A, Class A1
4.95% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	2,500,000	2,502,502
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	4,355,000	4,402,277
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.075% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	900,785
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.623% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	802,502
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2
4.822% (3 Month SOFR + 1.15%), due 1/20/38 (a)(b)	$ 2,400,000	$ 2,398,872
Subway Funding LLC (a)
Series 2024-1A, Class A2I
6.028%, due 7/30/54	2,955,000	2,976,485
Series 2024-1A, Class A2II
6.268%, due 7/30/54	1,167,225	1,174,978
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	2,430,000	2,333,518
Tricon American Homes (a)
Series 2020-SFR1, Class C
2.249%, due 7/17/38	1,500,000	1,490,938
Series 2020-SFR1, Class D
2.548%, due 7/17/38	3,560,000	3,539,542
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	474,510	482,971
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	2,800,000	2,866,042
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,000,000	2,957,777
Zayo Issuer LLC (a)
Series 2025-2A, Class B
6.586%, due 6/20/55	2,680,000	2,736,489
Series 2026-1A, Class C
7.784%, due 4/20/56	5,000,000	5,098,620
Series 2025-3A, Class C
8.435%, due 10/20/55	1,330,000	1,381,764
		137,491,269
Total Asset-Backed Securities (Cost $252,237,387)		249,316,188
Corporate Bonds 33.9%
Aerospace & Defense 0.3%
Moog, Inc.
5.50%, due 10/15/34 (a)	5,395,000	5,399,812
Agriculture 0.1%
MHP Lux SA
10.50%, due 7/28/29 (a)	898,000	919,641

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Airlines 1.0%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	$ 2,450,000	$ 2,451,664
Avianca Midco 2 plc
9.50%, due 1/28/31 (a)	827,000	769,110
Series Reg S
9.625%, due 2/14/30 (e)	3,400,000	3,204,500
Azul Secured Finance LLP
9.875%, due 2/15/31 (a)	2,922,000	2,600,580
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,220,833	2,222,588
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	1,114,000	1,081,331
8.625%, due 11/15/31 (a)	450,000	437,062
Series Reg S
8.625%, due 11/15/31	286,000	277,778
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31	3,850,000	3,857,488
		16,902,101
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,279,542
6.054%, due 11/5/31	590,000	598,499
6.80%, due 5/12/28	2,105,000	2,169,143
7.20%, due 6/10/30	625,000	661,202
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	1,055,047
2.70%, due 6/10/31	1,525,000	1,374,304
4.30%, due 4/6/29	1,090,000	1,079,401
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,561,598
7.05%, due 9/15/28	975,000	999,882
		12,778,618
Auto Parts & Equipment 0.4%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	3,200,000	3,194,282
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	2,735,000	2,855,515
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30 (e)	1,880,000	1,861,305
		7,911,102
	Principal Amount	Value

Banks 4.2%
Akbank TAS (b)(f)
7.95% (5 Year Treasury Constant Maturity Rate + 4.221%), due 2/19/31 (a)	$ 1,240,000	$ 1,207,825
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (e)	1,100,000	1,129,890
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	467,100
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	1,365,000	1,397,077
Banco Mercantil del Norte SA
Series Reg S
8.75% (10 Year Treasury Constant Maturity Rate + 4.299%), due 5/20/35 (b)(f)	1,950,000	2,107,921
Banco Santander SA
2.749%, due 12/3/30	1,000,000	904,557
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,392,175
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	1,150,000	1,200,325
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	4,815,000	4,653,693
4.521%, due 2/24/32 (g)	1,075,000	1,052,265
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(f)	900,000	944,592
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,605,000	1,507,272
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	1,315,000	1,306,780
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(f)	1,610,000	1,482,918
BPCE SA (a)(g)
4.76%, due 1/13/32	2,160,000	2,136,116
6.714%, due 10/19/29	665,000	695,846
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	$ 3,620,000	$ 3,588,886
Deutsche Bank AG
3.035%, due 5/28/32 (g)	460,000	418,308
4.875% (5 Year USD Interest Rate Swap + 2.553%), due 12/1/32 (b)	3,390,000	3,376,873
Eldik Bank OAO
8.50%, due 4/23/31 (a)	1,809,000	1,809,654
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,707,129
Huntington Bancshares, Inc.
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	2,030,000	1,983,687
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,243,214
KeyCorp
6.401%, due 3/6/35 (g)	1,275,000	1,355,513
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	4,010,000	3,977,111
Morgan Stanley (g)
2.484%, due 9/16/36	2,170,000	1,878,491
2.511%, due 10/20/32	3,225,000	2,859,872
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(f)	2,650,000	2,426,583
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	1,315,000	1,355,961
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,239,736
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	4,350,000	4,174,308
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	4,025,000	3,596,100
	Principal Amount	Value

Banks (continued)
Turkiye Is Bankasi A/S
7.375% (5 Year Treasury Constant Maturity Rate + 3.629%), due 4/2/36 (a)(b)	$ 1,600,000	$ 1,580,635
UBS Group AG
3.091%, due 5/14/32 (a)(g)	885,000	813,337
USB Realty Corp.
5.082% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(f)	2,590,000	2,344,932
Valley National Bancorp
3.00%, due 6/15/31 (g)	2,832,000	2,739,572
Wells Fargo & Co.
3.35%, due 3/2/33 (g)	2,330,000	2,145,079
		73,201,333
Building Materials 1.1%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	2,365,000	2,458,391
Cimko Cimento ve Beton Sanayi ve Ticaret A/S
10.75%, due 5/21/30 (a)	1,450,000	1,536,256
Series Reg S
10.75%, due 5/21/30	1,250,000	1,324,358
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	3,160,000	3,266,764
Masterbrand, Inc.
7.00%, due 7/15/32 (a)(e)	2,255,000	2,242,746
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	2,500,000	2,471,099
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(e)	3,305,000	3,049,077
Sisecam UK plc
8.375%, due 1/23/33 (a)	2,179,000	2,222,605
		18,571,296
Chemicals 0.7%
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	3,115,000	3,367,900
Huntsman International LLC
4.50%, due 5/1/29	5,975,000	5,722,176
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,020,000	1,863,450
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	930,000	940,416

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Sasol Financing USA LLC
8.75%, due 4/10/33 (a)	$ 990,000	$ 1,045,529
		12,939,471
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	4,425,000	4,079,569
Commercial Services 0.8%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,608,016
DP World Ltd.
Series Reg S
5.625%, due 9/25/48	3,000,000	2,736,259
Kaspi.kz JSC
Series Reg S
6.25%, due 3/26/30	2,550,000	2,582,448
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	4,580,000	4,557,160
Valvoline, Inc.
3.625%, due 6/15/31 (a)	3,185,000	2,901,358
		14,385,241
Cosmetics & Personal Care 0.1%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,956,461
Diversified Financial Services 2.2%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,589,909
Ally Financial, Inc. (b)(f)
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28	1,315,000	1,265,144
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31	3,355,000	3,352,359
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,100,506
4.70%, due 1/30/31	1,975,000	1,940,043
4.85%, due 4/1/33	5,000,000	4,822,552
5.75%, due 11/15/29	1,575,000	1,613,617
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	5,000,000	5,108,220
	Principal Amount	Value

Diversified Financial Services (continued)
Bread Financial Holdings, Inc. (a) (continued)
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)(e)	$ 1,250,000	$ 1,310,802
Capital One Financial Corp.
4.722%, due 1/30/32 (g)	2,420,000	2,391,282
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,664,383
OneMain Finance Corp.
6.75%, due 3/15/32	2,930,000	2,929,155
Synchrony Financial
7.25%, due 2/2/33	4,920,000	5,100,410
VFH Parent LLC
7.50%, due 6/15/31 (a)	3,130,000	3,286,960
		38,475,342
Electric 3.0%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,159,896
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	950,000	998,778
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,035,000	3,108,465
Axia Energia SA
6.50%, due 1/11/35 (a)	600,000	608,100
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	2,161,000	2,184,591
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	396,203	409,892
Clearway Energy Operating LLC
5.75%, due 1/15/34 (a)	3,010,000	3,010,759
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	925,000	954,174
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	2,870,000	2,944,428
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	3,430,000	3,438,770
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30 (e)	$ 970,547	$ 903,380
5.375%, due 12/30/30 (a)	1,292,413	1,202,971
Generadora de Gatun SA
6.874%, due 9/30/44 (a)	1,400,000	1,400,000
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,470,413
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,753,896
NRG Energy, Inc. (a)
5.875%, due 5/15/34	1,850,000	1,843,344
6.125%, due 5/15/36	1,850,000	1,843,010
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	572,393
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,225,358
PacifiCorp (b)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	2,400,000	2,392,170
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	305,000	309,231
ReNew Treasury IFSC Pvt. Ltd.
6.50%, due 2/2/31 (a)	814,000	810,784
Saudi Electricity Global Sukuk Co. 2
Series Reg S
5.06%, due 4/8/43	1,500,000	1,395,565
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,118,863
Southern Co. (The)
6.00% (5 Year Treasury Constant Maturity Rate + 1.993%), due 4/1/58 (b)	3,745,000	3,786,045
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,618,158
VoltaGrid LLC
7.375%, due 11/1/30 (a)	2,325,000	2,413,169
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29 (e)	2,990,000	3,109,400
8.375%, due 1/15/31	1,140,000	1,218,165
	Principal Amount	Value

Electric (continued)
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	$ 3,725,000	$ 3,293,281
		53,497,449
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
4.375%, due 3/31/29 (a)	2,940,000	2,828,196
Engineering & Construction 0.1%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, due 6/30/34 (a)	1,218,000	1,264,540
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	3,190,000	3,163,668
Food 0.6%
Grupo Nutresa SA (a)
8.00%, due 5/12/30 (e)	460,000	485,190
9.00%, due 5/12/35	1,150,000	1,279,812
J&F Luxembourg France SARL
8.50%, due 12/1/32	2,200,000	2,239,719
JBS NV
6.375%, due 2/25/55	3,435,000	3,399,447
Post Holdings, Inc. (a)
4.50%, due 9/15/31	480,000	451,266
4.625%, due 4/15/30	1,054,000	1,023,997
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,392,391
		10,271,822
Forest Products & Paper 0.2%
Suzano Austria GmbH
Series DM3N
3.125%, due 1/15/32	700,000	622,840
3.75%, due 1/15/31	3,165,000	2,977,201
		3,600,041
Gas 0.2%
AmeriGas Partners LP
9.375%, due 6/1/28 (a)	2,455,000	2,518,710
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,545,205
		4,063,915

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services 0.4%
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	$ 2,500,000	$ 2,606,100
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	3,020,000	3,072,698
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	2,170,000	2,250,234
		7,929,032
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	3,170,000	3,312,539
Insurance 0.5%
Allianz SE
6.50% (5 Year Treasury Constant Maturity Rate + 2.233%), due 10/30/34 (a)(b)(f)	2,200,000	2,201,491
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,366,087
Lincoln National Corp.
6.272% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,909,187
Prudential Financial, Inc.
4.50%, due 9/15/47 (g)	2,890,000	2,831,431
		9,308,196
Internet 1.1%
Cogent Communications Group LLC (a)(e)
6.50%, due 7/1/32	805,000	746,517
7.00%, due 6/15/27	3,200,000	3,183,895
Prosus NV
Series Reg S
4.027%, due 8/3/50	2,350,000	1,622,781
Series Reg S
4.987%, due 1/19/52	4,295,000	3,356,818
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	4,160,000	4,563,567
Wayfair LLC
6.75%, due 11/15/32 (a)	4,980,000	5,034,815
		18,508,393
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,645,000	2,650,801
	Principal Amount	Value

Investment Companies (continued)
GACI First Investment Co. (continued)
Series Reg S
5.375%, due 1/29/54	$ 3,256,000	$ 2,930,133
		5,580,934
Iron & Steel 0.4%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	2,110,000	2,198,375
Mineral Resources Ltd. (a)
6.00%, due 5/1/32	3,205,000	3,180,152
7.00%, due 4/1/31	1,105,000	1,146,955
9.25%, due 10/1/28	739,000	767,001
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	305,916
		7,598,399
Leisure Time 0.5%
Carnival Corp.
5.75%, due 8/1/32 (a)	3,140,000	3,155,788
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	3,245,000	3,229,079
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	2,095,000	2,125,472
		8,510,339
Lodging 0.9%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	2,600,000	2,660,763
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,775,054
6.00%, due 8/15/29	4,950,000	5,093,182
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,296,805
6.50%, due 9/24/33 (a)	800,000	791,396
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,165,899
Series Reg S
6.50%, due 1/15/28	960,000	958,186
		15,741,285
Machinery—Construction & Mining 0.3%
Terex Corp.
6.25%, due 10/15/32 (a)	4,375,000	4,446,606
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Media 0.7%
CCO Holdings LLC
4.50%, due 8/15/30 (a)	$ 4,630,000	$ 4,318,702
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,518,277
Paramount Global
4.95%, due 1/15/31	2,675,000	2,523,350
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	3,450,000	3,291,682
		11,652,011
Mining 0.9%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	1,230,000	1,283,964
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	2,950,000	2,952,797
Series Reg S
6.20%, due 4/14/52	2,845,000	2,790,680
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,108,642
Vedanta Resources Finance II plc
9.125%, due 10/15/32 (a)	535,000	556,378
Series Reg S
9.125%, due 10/15/32	565,000	587,577
10.875%, due 9/17/29 (a)	1,600,000	1,700,166
Series Reg S
10.875%, due 9/17/29	1,390,000	1,477,019
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,196,112
Series Reg S
9.375%, due 2/14/31	1,245,000	1,237,176
Series Reg S
9.50%, due 10/6/28	500,000	504,917
		16,395,428
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.649% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,934,448
Oil & Gas 3.2%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	3,215,000	2,858,823
	Principal Amount	Value

Oil & Gas (continued)
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	$ 647,000	$ 665,823
Series Reg S
8.125%, due 1/23/30	500,000	514,547
8.625%, due 1/22/33 (a)	1,073,000	1,110,488
California Resources Corp.
8.25%, due 6/15/29 (a)	3,059,000	3,189,742
CNX Resources Corp.
5.875%, due 3/1/34 (a)	2,015,000	1,998,851
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	3,845,000	3,843,642
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	2,250,000	2,372,679
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(e)	1,655,000	1,627,813
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	4,800,000	4,797,014
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	1,339,000	1,360,931
Kosmos Energy Ltd.
Series Reg S
7.50%, due 3/1/28	1,550,000	1,521,872
Series Reg S
8.75%, due 10/1/31	3,080,000	2,845,982
Matador Resources Co.
6.00%, due 4/15/34 (a)	1,985,000	1,992,543
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	4,040,000	4,089,922
Nabors Industries, Inc.
7.625%, due 11/15/32 (a)	3,150,000	3,286,798
Raizen Fuels Finance SA
Series Reg S
5.70%, due 1/17/35	239,000	130,853
Series Reg S
6.45%, due 3/5/34 (h)(i)	635,000	346,075
Series Reg S
6.70%, due 2/25/37	200,000	108,750
6.95%, due 3/5/54 (a)	2,515,000	1,339,016
Series Reg S
6.95%, due 3/5/54	750,000	399,309
SEPLAT Energy plc
9.125%, due 3/21/30 (a)	1,550,000	1,654,682
SM Energy Co.
6.75%, due 8/1/29 (a)	2,100,000	2,154,172

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Sunoco LP (a)
5.375%, due 7/15/31	$ 2,075,000	$ 2,065,279
5.625%, due 7/15/34	2,075,000	2,047,094
Transocean International Ltd.
8.75%, due 2/15/30 (a)	1,494,500	1,565,341
Tullow Holdco 2 Ltd.
Series Reg S
15.00% (4.75% PIK), due 11/15/28 (j)	3,716,441	3,824,037
Valaris Ltd.
8.375%, due 4/30/30 (a)	2,490,000	2,596,495
		56,308,573
Oil & Gas Services 0.3%
SESI LLC
7.875%, due 9/30/30 (a)	2,350,000	2,426,711
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,889,490	2,083,806
		4,510,517
Packaging & Containers 0.4%
Cascades, Inc.
6.75%, due 7/15/30 (a)	3,000,000	3,029,700
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	4,360,000	4,101,963
		7,131,663
Pharmaceuticals 0.1%
Hikma Finance USA LLC
Series Reg S
5.125%, due 7/8/30	1,440,000	1,433,938
Pipelines 1.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,447,620
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,487,013
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,825,587
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	2,990,000	2,989,658
	Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	$ 2,520,000	$ 2,522,971
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,281,922
Greensaif Pipelines Bidco SARL
Series Reg S
6.103%, due 8/23/42	1,500,000	1,526,347
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	1,001,942
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	1,800,000	1,525,046
		18,608,106
Real Estate 1.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	1,250,000	1,242,332
Alpha Star Holding VIII Ltd.
Series Reg S
8.375%, due 4/12/27 (e)	2,500,000	2,524,892
Arabian Centres Sukuk III Ltd.
Series Reg S
9.50%, due 3/6/29 (e)	1,850,000	1,916,028
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,450,000	1,458,542
InRetail Shopping Malls
5.65%, due 10/16/32 (a)	3,100,000	3,064,195
MAF Global Securities Ltd. (b)(f)
Series Reg S
5.748% (5 Year Treasury Constant Maturity Rate + 2.052%), due 11/20/30	780,000	749,034
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27	3,200,000	3,235,930
Omniyat Sukuk 1 Ltd.
Series Reg S
8.375%, due 5/6/28 (e)	4,300,000	4,208,862
Sobha Sukuk Ltd.
Series Reg S
7.996%, due 2/19/29	1,090,000	1,069,523
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
Sobha Sukuk Ltd. (continued)
Series Reg S
8.75%, due 7/17/28	$ 400,000	$ 397,787
		19,867,125
Real Estate Investment Trusts 0.8%
GLP Capital LP
5.625%, due 3/1/36	3,850,000	3,783,659
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	1,600,000	1,662,238
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	2,565,000	2,558,862
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,158,368
6.00%, due 4/15/30	1,625,000	1,643,991
Trust 2401
7.70%, due 1/23/32 (a)	1,731,000	1,883,640
		14,690,758
Retail 1.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,395,340
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,111,113
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	4,310,000	4,367,918
El Puerto de Liverpool SAB de CV
5.75%, due 2/10/38 (a)	1,500,000	1,443,000
6.658%, due 1/22/37 (a)	681,000	710,555
Series Reg S
6.658%, due 1/22/37	300,000	313,020
Macy's Retail Holdings LLC (a)
6.125%, due 3/15/32	245,000	245,118
7.375%, due 8/1/33 (e)	3,400,000	3,541,501
PetSmart LLC
7.50%, due 9/15/32 (a)	3,750,000	3,797,245
Sally Holdings LLC
6.75%, due 4/1/32 (e)	765,000	788,488
Staples, Inc.
10.75%, due 9/1/29 (a)	1,480,000	1,414,657
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	3,070,000	2,957,573
Victra Holdings LLC
8.75%, due 9/15/29 (a)(e)	2,135,000	2,235,516
		25,321,044
	Principal Amount	Value

Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	$ 2,720,000	$ 2,801,424
Software 0.7%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,720,000	1,674,688
8.25%, due 6/30/32	2,135,000	2,028,331
OAK-Eagle AcquireCo, Inc.
7.25%, due 7/1/33 (a)	2,425,000	2,498,759
Oracle Corp.
5.35%, due 5/4/33	2,575,000	2,503,852
Salesforce, Inc.
5.55%, due 3/15/36	3,740,000	3,729,669
		12,435,299
Telecommunications 1.8%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	961,706
6.00%, due 4/30/56	2,295,000	2,213,731
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	1,860,000	1,873,588
Digicel International Finance Ltd.
Series Reg S
8.625%, due 8/1/32	2,500,000	2,600,752
Iliad Holding SAS
8.50%, due 4/15/31 (a)	2,135,000	2,265,036
Silk Road Group Holding LLC
Series Reg S
7.50%, due 9/15/30	1,100,000	1,108,810
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	3,300,000	3,237,791
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	1,092,500	1,079,128
Series Reg S
11.125%, due 12/31/32	2,200,000	2,056,755
Uniti Services LLC
7.50%, due 10/15/33 (a)	3,950,000	4,158,781
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	2,560,000	2,496,932
Windstream Services LLC
8.25%, due 10/1/31 (a)(e)	2,705,000	2,861,073
WULF Compute LLC
7.75%, due 10/15/30 (a)	3,730,000	3,920,212
		30,834,295

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Transportation 0.2%
Danaos Corp.
6.875%, due 10/15/32 (a)	$ 1,720,000	$ 1,766,617
Yinson Bergenia Production BV
8.498%, due 1/31/45 (a)	1,924,065	2,057,320
		3,823,937
Total Corporate Bonds (Cost $597,738,245)		594,893,907
Foreign Government Bonds 6.5%
Angola 0.3%
Angola Government Bond (a)
8.75%, due 4/14/32	3,075,000	3,205,734
9.375%, due 3/31/33	1,910,000	2,020,136
		5,225,870
Argentina 0.9%
Argentina Government Bond
1.00%, due 7/9/29	2,331,000	2,075,756
3.50%, due 7/9/41 (c)	2,268,000	1,562,652
4.125%, due 7/9/35 (c)	2,750,030	2,048,772
Province of Santa Fe
8.10%, due 12/11/34 (a)	2,440,000	2,391,200
Provincia de Cordoba
8.60%, due 2/3/35 (a)	3,080,000	2,976,050
Provincia del Chubut Argentina
9.45%, due 4/29/36 (a)	1,525,000	1,570,750
YPF SA
8.25%, due 1/17/34 (a)	2,500,000	2,612,799
		15,237,979
Bahamas 0.2%
Bahamas Government Bond
8.25%, due 6/24/36 (a)	1,250,000	1,390,550
Series Reg S
8.25%, due 6/24/36	1,825,000	2,030,203
		3,420,753
Chile 0.3%
Corp. Nacional del Cobre de Chile
6.33%, due 1/13/35 (a)	1,600,000	1,695,200
6.44%, due 1/26/36 (a)	1,875,000	1,999,616
Series Reg S
6.44%, due 1/26/36	520,000	554,560
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,549,000	1,422,998
		5,672,374
	Principal Amount	Value

Colombia 0.4%
Colombia Government Bond
7.75%, due 11/7/36 (e)	$ 2,725,000	$ 2,870,788
Ecopetrol SA (e)
5.875%, due 5/28/45	3,530,000	2,714,484
8.375%, due 1/19/36	910,000	942,918
		6,528,190
Costa Rica 0.1%
Costa Rica Government Bond
Series Reg S
7.00%, due 4/4/44	1,950,000	2,128,620
Cote D'Ivoire 0.3%
Ivory Coast Government Bond
6.75%, due 2/25/41 (a)	2,650,000	2,439,678
Series Reg S
8.25%, due 1/30/37	2,140,000	2,291,947
		4,731,625
Democratic Republic of the Congo 0.1%
DRC International Bond
9.50%, due 4/16/37 (a)	1,150,000	1,173,476
Dominican Republic 0.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	610,000	574,895
4.875%, due 9/23/32 (a)	2,160,000	2,035,692
5.75%, due 3/17/34 (a)	1,650,000	1,608,255
		4,218,842
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	2,442,000	2,252,745
8.75%, due 1/29/34 (a)	1,210,000	1,234,200
Series Reg S
8.75%, due 1/29/34	500,000	510,000
		3,996,945
El Salvador 0.1%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32 (e)	1,500,000	1,580,700
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds (continued)
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	$ 2,313,000	$ 2,172,592
Kenya 0.0% ‡
Kenya Government Bond
8.80%, due 10/9/38 (a)	574,000	546,096
Mexico 0.5%
Mexico Government Bond
6.338%, due 5/4/53	3,400,000	3,201,100
Petroleos Mexicanos
7.69%, due 1/23/50	1,450,000	1,326,112
8.75%, due 6/2/29	675,000	722,625
10.00%, due 2/7/33	2,935,000	3,439,306
		8,689,143
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	3,365,000	3,407,443
7.368% (5 Year Treasury Constant Maturity Rate + 3.215%), due 4/22/36 (a)(b)(f)	1,970,000	1,957,709
		5,365,152
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44	450,000	452,700
6.10%, due 8/11/44 (a)	1,150,000	1,156,900
		1,609,600
Poland 0.1%
Poland Government Bond
5.125%, due 9/18/34	2,240,000	2,252,382
Romania 0.3%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	3,520,000	3,148,602
Series Reg S
6.625%, due 5/16/36	1,500,000	1,513,914
		4,662,516
	Principal Amount	Value

Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	$ 2,985,000	$ 3,031,118
Saudi Arabian Oil Co.
Series Reg S
5.75%, due 7/17/54	2,800,000	2,642,326
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	338,163
		6,011,607
Supranational 0.9%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29 (e)	1,600,000	1,618,640
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(f)	1,820,000	1,846,940
Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (b)(f)	1,550,000	1,572,943
African Development Bank
(zero coupon), due 4/5/46	ZAR 163,500,000	1,728,710
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	$ 3,350,000	3,164,114
APICORP Sukuk Ltd.
Series Reg S
4.721%, due 2/3/36	750,000	737,960
Banque Ouest Africaine de Developpement
Series Reg S
4.70%, due 10/22/31	2,650,000	2,437,572
European Bank for Reconstruction & Development
(zero coupon), due 2/2/32	BRL 6,250,000	653,193
(zero coupon), due 7/11/36	TRY 1,350,000,000	1,842,360
International Finance Corp.
11.75%, due 7/18/30	BRL 3,600,000	712,346
		16,314,778
Ukraine 0.2%
Ukraine Government Bond (c)
Series Reg S
(zero coupon), due 2/1/35	$ 2,683,000	1,365,110
4.50%, due 2/1/29 (a)	735,525	571,122

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Foreign Government Bonds (continued)
Ukraine (continued)
Ukraine Government Bond (c) (continued)
Series Reg S
4.50%, due 2/1/29	$ 2,798,325	$ 2,172,848
		4,109,080
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	2,515,000	2,573,079
Uzbekistan 0.3%
Navoi Mining & Metallurgical Combinat (a)
6.70%, due 10/17/28	500,000	513,879
6.75%, due 5/14/30	400,000	416,317
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	2,165,000	2,293,961
Uzbekneftegaz JSC
8.75%, due 5/7/30 (a)	1,500,000	1,611,793
		4,835,950
Total Foreign Government Bonds (Cost $110,787,221)		113,057,349
Loan Assignments 3.6%
Automobile 0.6%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,226,852	3,218,784
LSF12 Helix Parent LLC
First Lien Term Loan B
7.152% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,215,000	3,215,405
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	3,246,801	3,248,830
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.152% (1 Month SOFR + 2.50%), due 1/30/31 (b)	1,654,344	1,656,325
		11,339,344
	Principal Amount	Value

Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.45% (3 Month SOFR + 1.75%), due 4/10/31 (b)	$ 2,410,843	$ 2,412,131
Chemicals, Plastics & Rubber 0.3%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.002% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,712,660	2,475,302
Magnera Corp.
First Lien Term Loan
7.923% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,413,445	3,276,908
		5,752,210
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.752% (1 Month SOFR + 4.00%), due 11/2/27 (b)	740,669	704,870
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.002% (1 Month SOFR + 3.25%), due 12/6/27 (b)	2,472,616	2,466,820
Champ Acquisition Corp.
First Lien Initial Term Loan
6.95% (3 Month SOFR + 3.25%), due 11/7/31 (b)	1,923,747	1,928,556
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.661% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,836,473	1,827,291
		6,222,667
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 9/8/32 (b)	3,223,739	3,217,917
Healthcare & Pharmaceuticals 0.2%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	3,235,000	3,206,694
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.20% (3 Month SOFR + 2.50%), due 2/3/31 (b)	$ 1,536,099	$ 1,523,299
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	3,209,000	3,215,684
		4,738,983
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	3,255,000	3,257,034
Media 0.4%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (b)	3,685,792	3,691,166
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.019% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,900,000	2,833,138
		6,524,304
Personal Transportation 0.1%
First Student Bidco, Inc. (b)
First Lien Initial Term Loan B
5.95% (3 Month SOFR + 2.25%), due 8/15/30	1,301,063	1,302,147
First Lien Initial Term Loan C
5.95% (3 Month SOFR + 2.25%), due 8/15/30	398,937	399,269
		1,701,416
Retail Store 0.2%
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,210,000	3,184,924
	Principal Amount	Value

Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	$ 1,097,250	$ 1,101,707
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 11/19/31 (b)	1,618,622	1,607,382
Staples, Inc.
First Lien Closing Date Term Loan
9.414% (3 Month SOFR + 5.75%), due 9/4/29 (b)	2,118,867	1,978,712
		4,687,801
Services: Consumer 0.2%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	3,333,612	3,316,944
Software 0.1%
OPAL US LLC
First Lien Facility Term Loan B4
6.70% (3 Month SOFR + 3.00%), due 4/28/32 (b)	2,487,500	2,496,828
Total Loan Assignments (Cost $63,038,461)		62,764,067
Mortgage-Backed Securities 25.8%
Agency (Collateralized Mortgage Obligations) 3.6%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(k)	2,728,886	53,314
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(k)	2,052,296	32,119
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	1,809,309	1,477,106
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	589,383	505,099
REMIC, Series 5363
(zero coupon), due 12/25/53	696,881	589,405
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	874,949	550,594

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5514, Class SA
1.455% (-1 x SOFR 30A + 5.10%), due 3/25/55 (b)(k)	$ 5,190,173	$ 154,528
REMIC, Series 5471, Class SK
1.705% (-1 x SOFR 30A + 5.35%), due 8/25/54 (b)(k)	3,827,323	137,547
REMIC, Series 5472, Class SB
1.705% (-1 x SOFR 30A + 5.35%), due 11/25/54 (b)(k)	13,307,561	508,338
REMIC, Series 5531, Class SD
2.255% (-1 x SOFR 30A + 5.90%), due 4/25/55 (b)(k)	7,244,756	459,501
REMIC, Series 4993, Class KS
2.29% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(k)	4,023,508	502,514
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (k)	1,338,689	209,716
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (k)	847,146	131,488
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (k)	1,181,280	116,601
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (k)	2,888,473	499,506
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (k)	1,012,359	158,699
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (k)	1,390,707	221,719
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (k)	3,442,881	524,614
REMIC, Series 5160
3.00%, due 10/25/51 (k)	1,650,054	179,996
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (k)	3,324,183	548,047
REMIC, Series 5547, Class ES
3.355% (-1 x SOFR 30A + 7.00%), due 6/25/55 (b)(k)	2,857,190	221,408
REMIC, Series 5191
3.50%, due 9/25/50 (k)	1,769,446	339,632
REMIC, Series 5036
3.50%, due 11/25/50 (k)	2,175,355	463,446
REMIC, Series 5040
3.50%, due 11/25/50 (k)	1,082,998	194,595
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.595% (SOFR 30A + 2.95%), due 3/25/46	$ 1,735,000	$ 1,739,322
REMIC, Series 2026-MN13, Class B1
8.145% (SOFR 30A + 4.50%), due 3/25/46	1,490,000	1,497,781
FHLMC, Strips (k)
Series 311, Class S1
2.196% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)	3,539,203	346,445
Series 397, Class C61
5.50%, due 1/25/53	2,365,156	466,806
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (-1 x SOFR 30A + 3.336%), due 3/25/48 (b)(k)	35,675,569	349,981
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	888,235	725,212
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,029,284	842,207
REMIC, Series 2025-44, Class SD
1.455% (-1 x SOFR 30A + 5.10%), due 6/25/55 (b)(k)	8,825,268	319,549
REMIC, Series 2024-82, Class DS
1.505% (-1 x SOFR 30A + 5.15%), due 11/25/54 (b)(k)	6,735,748	202,286
REMIC, Series 2022-10, Class SA
2.105% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(k)	1,944,897	218,785
REMIC, Series 2025-103, Class SA
2.185% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(k)	6,542,848	395,170
REMIC, Series 2024-48, Class SB
2.255% (-1 x SOFR 30A + 5.90%), due 7/25/54 (b)(k)	9,235,385	498,366
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2016-57, Class SN
2.29% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(k)	$ 1,594,145	$ 164,138
REMIC, Series 2019-32, Class SB
2.29% (-1 x SOFR 30A + 5.936%), due 6/25/49 (b)(k)	1,173,755	121,533
REMIC, Series 2020-23, Class PS
2.29% (-1 x SOFR 30A + 5.936%), due 2/25/50 (b)(k)	2,130,978	245,275
REMIC, Series 2016-19, Class SD
2.34% (-1 x SOFR 30A + 5.986%), due 4/25/46 (b)(k)	2,993,885	252,746
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (k)	3,528,249	584,159
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (k)	1,595,136	249,589
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (k)	4,158,601	543,339
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (k)	578,056	66,320
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (k)	3,662,253	633,753
REMIC, Series 2025-18, Class SM
3.455% (-1 x SOFR 30A + 7.10%), due 9/25/54 (b)(k)	2,420,744	210,499
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (k)	4,315,980	924,588
REMIC, Series 2025-31, Class ZJ
5.00%, due 6/25/54	3,153,486	3,059,518
FNMA, Strips (k)
Series 426, Class C32
1.50%, due 2/25/52	5,929,883	558,346
Series 440, Class C46
4.00%, due 10/25/53	5,686,507	1,199,141
Series 438, Class C34
6.00%, due 8/25/53	2,878,942	654,226
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (k) (continued)
Series 2024-81
6.00%, due 7/25/54	$ 2,944,353	$ 540,888
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(k)	3,074,978	21,362
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(k)	3,905,671	32,791
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(k)	6,272,199	35,424
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(k)	5,888,894	35,582
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(k)	7,350,857	81,887
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(k)	5,079,752	13,018
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(k)	6,281,226	60,237
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(k)	3,145,789	31,288

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(k)	$ 15,819,376	$ 144,512
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,686,959	1,360,195
REMIC, Series 2023-53
(zero coupon), due 4/20/53	495,787	403,217
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	629,144	526,819
REMIC, Series 2021-158, Class SB
0.06% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(k)	3,932,427	102,830
REMIC, Series 2022-78, Class S
0.06% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(k)	3,331,879	56,001
REMIC, Series 2022-121, Class SG
0.33% (-1 x SOFR 30A + 3.97%), due 7/20/52 (b)(k)	6,418,362	81,641
REMIC, Series 2024-51, Class SX
1.56% (-1 x SOFR 30A + 5.20%), due 3/20/54 (b)(k)	13,983,479	546,038
REMIC, Series 2023-80, Class SA
1.61% (-1 x SOFR 30A + 5.25%), due 6/20/53 (b)(k)	5,409,215	228,664
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (k)	1,176,673	141,732
REMIC, Series 2020-188
2.00%, due 12/20/50 (k)	2,573,935	290,231
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (k)	4,937,845	539,000
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	364,022	297,933
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-34, Class SC
2.275% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(k)	$ 1,637,442	$ 197,054
REMIC, Series 2020-96, Class CS
2.325% (-1 x 1 Month SOFR + 5.986%), due 8/20/49 (b)(k)	7,170,484	838,664
REMIC, Series 2025-131, Class S
2.41% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(k)	5,076,777	398,517
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(k)	3,445,749	494,692
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (k)	928,544	139,166
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (k)	2,442,346	340,253
REMIC, Series 2021-188
2.50%, due 10/20/51 (k)	4,334,353	702,967
REMIC, Series 2020-146, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(k)	2,058,760	265,993
REMIC, Series 2020-167, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(k)	1,128,919	148,536
REMIC, Series 2021-179, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(k)	3,289,847	442,871
REMIC, Series 2020-189, Class NS
2.525% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(k)	3,846,809	523,482
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-189, Class SU
2.525% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(k)	$ 1,171,874	$ 160,278
REMIC, Series 2021-46, Class TS
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(k)	1,595,190	200,410
REMIC, Series 2021-57, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(k)	5,342,250	663,851
REMIC, Series 2021-57, Class SD
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(k)	10,796,172	1,382,715
REMIC, Series 2021-96, Class NS
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(k)	4,658,731	578,073
REMIC, Series 2021-96, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(k)	2,854,766	343,630
REMIC, Series 2021-122, Class HS
2.525% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(k)	3,281,350	436,771
REMIC, Series 2021-135, Class GS
2.525% (-1 x 1 Month SOFR + 6.186%), due 8/20/51 (b)(k)	5,559,164	725,818
REMIC, Series 2021-96, Class JS
2.575% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(k)	2,690,821	370,106
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (k)	3,349,463	573,530
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (k)	2,026,720	338,406
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (k)	420,098	61,774
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (k)	$ 1,392,098	$ 248,450
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (k)	3,988,431	694,456
REMIC, Series 2022-207
3.00%, due 8/20/51 (k)	2,453,397	420,294
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (k)	2,488,670	419,305
REMIC, Series 2023-86, Class SE
3.01% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(k)	2,076,777	311,374
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (k)	4,232,285	729,326
REMIC, Series 2023-60, Class ES
3.92% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	1,029,581	941,658
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (k)	2,857,756	648,848
REMIC, Series 2023-66, Class MP
5.02% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	1,482,355	1,388,347
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.745% (SOFR 30A + 3.10%), due 5/25/55	1,620,000	1,620,930
Series 2024-01, Class M10
7.495% (SOFR 30A + 3.85%), due 7/25/54	660,000	681,121
Series 2025-01, Class B1
8.845% (SOFR 30A + 5.20%), due 5/25/55	5,305,000	5,549,234
Series 2019-01, Class B10
9.26% (SOFR 30A + 5.614%), due 10/25/49	3,400,000	3,460,192
Series 2020-01, Class CE
11.26% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,156,769

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2019-01, Class CE
12.51% (SOFR 30A + 8.864%), due 10/25/49	$ 1,500,000	$ 1,525,565
		62,543,328
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A
4.919% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	3,210,000	3,049,500
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	4,090,000	3,394,782
Series 2014-520M, Class A
4.325%, due 8/15/46 (l)	4,220,000	3,842,157
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	2,920,000	2,193,451
Series 2017-BNK8, Class D
2.60%, due 11/15/50 (a)	1,100,000	621,646
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,269,335
Series 2017-BNK8, Class B
4.081%, due 11/15/50 (l)	1,500,000	1,391,280
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.238%, due 10/10/51 (a)(l)	3,370,000	2,565,290
Series 2020-B17, Class C
3.371%, due 3/15/53 (m)	1,910,000	1,446,684
Series 2019-B14, Class C
3.898%, due 12/15/62 (l)	2,880,000	2,041,022
BF Mortgage Trust
Series 2019-NYT, Class F
6.952% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	3,438,000	2,939,490
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class D
6.583%, due 10/10/42 (a)(l)	3,000,000	3,043,094
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.842% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	4,960,880	4,976,383
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BOFAS Re-REMIC Trust (a)(m)
Series 2026-FRR8, Class B746
2.493%, due 4/27/54	$ 2,286,000	$ 2,094,167
Series 2026-FRR8, Class C746
2.516%, due 4/27/54	1,665,000	1,517,132
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.601% (1 Month SOFR + 2.946%), due 4/15/34 (b)	3,800,000	3,762,544
Series 2026-VLT9, Class D
6.905% (1 Month SOFR + 3.25%), due 3/15/45 (b)	4,000,000	3,991,250
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (l)	4,480,000	4,680,638
Series 2024-BRBK, Class D
9.635% (1 Month SOFR + 5.971%), due 10/15/41 (b)	1,840,000	1,832,088
BX Trust (a)
Series 2025-VLT7, Class A
5.355% (1 Month SOFR + 1.70%), due 7/15/44 (b)	2,735,000	2,731,581
Series 2025-ARIA, Class C
5.701%, due 12/13/42 (l)	3,920,000	3,931,971
Series 2025-VOLT, Class B
5.755% (1 Month SOFR + 2.10%), due 12/15/44 (b)	3,335,000	3,330,831
Series 2025-LIFE, Class A
6.08%, due 6/13/47 (l)	3,125,000	3,120,192
Series 2025-VLT7, Class E
7.405% (1 Month SOFR + 3.75%), due 7/15/44 (b)	1,600,000	1,596,000
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.864%, due 11/10/46 (a)(l)	2,000,000	1,559,779
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,239,952
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class D
4.735%, due 5/10/58 (a)(l)	1,940,000	1,882,595
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.298%, due 3/10/51 (a)(l)	2,735,000	2,067,321
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (m)	1,165,000	1,103,854
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Commercial Mortgage Trust
Series 2020-CX, Class D
2.773%, due 11/10/46 (a)(l)	$ 2,805,000	$ 2,169,908
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	1,559,595	990,359
Series 2015-CR22, Class C
3.809%, due 3/10/48 (l)	523,000	478,498
Series 2013-CR6, Class D
4.001%, due 3/10/46 (a)(l)	2,110,000	1,959,127
Series 2016-DC2, Class D
4.011%, due 2/10/49 (a)(l)	4,160,000	3,797,997
Series 2018-HCLV, Class A
4.951% (1 Month SOFR + 1.296%), due 9/15/33 (a)(b)	3,860,000	3,632,197
CSMC OA LLC
Series 2014-USA, Class A2
3.953%, due 9/15/37 (a)	2,740,000	2,551,233
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(l)	4,165,000	1,707,608
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.626%, due 12/27/52 (a)(m)	3,705,000	3,133,718
Durst Commercial Mortgage Trust
Series 2025-151, Class D
7.018%, due 8/10/42 (a)(l)	2,795,000	2,888,589
Extended Stay America Trust
Series 2026-ESH2, Class D
5.905% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	3,055,908	3,067,367
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.945% (SOFR 30A + 2.30%), due 11/25/51	433,375	433,668
REMIC, Series 2025-MN11, Class M2
6.295% (SOFR 30A + 2.65%), due 7/25/45	3,430,000	3,407,468
Series 2025-MN10, Class M2
6.495% (SOFR 30A + 2.85%), due 2/25/45	4,360,000	4,372,963
Series 2024-MN9, Class M2
6.896% (SOFR 30A + 3.25%), due 10/25/44	4,435,000	4,499,901
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FHLMC MSCR Trust (a)(b) (continued)
Series 2024-MN8, Class M2
7.895% (SOFR 30A + 4.25%), due 5/25/44	$ 2,375,000	$ 2,469,615
Series 2025-MN10, Class B1
8.595% (SOFR 30A + 4.95%), due 2/25/45	4,120,000	4,202,137
REMIC, Series 2024-MN9, Class B1
9.646% (SOFR 30A + 6.00%), due 10/25/44	3,525,000	3,644,425
GNMA
REMIC, Series 2025-112
0.569%, due 3/16/66 (k)(l)	14,450,920	718,982
REMIC, Series 2020-177
0.822%, due 6/16/62 (k)(l)	5,072,512	286,281
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (k)(l)	6,525,824	395,846
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (k)(m)	9,049,739	614,722
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (k)(l)	4,508,015	314,305
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)(l)	10,089,132	653,715
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)(l)	4,684,967	311,713
REMIC, Series 2023-172
1.332%, due 2/16/66 (k)(l)	6,105,781	541,993
REMIC, Series 2018-173, Class ZA
3.00%, due 7/16/60	3,251,368	2,437,788
GS Mortgage Securities Corp. Trust (a)
Series 2017-GPTX, Class A
2.856%, due 5/10/34	3,491,745	3,112,782
Series 2012-BWTR, Class A
2.954%, due 11/5/34	2,796,678	2,452,897
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	6,924,500	4,289,797
Series 2015-GC30, Class B
4.094%, due 5/10/50 (l)	1,035,460	1,001,300
Series 2014-GC22, Class B
4.391%, due 6/10/47 (m)	2,000,000	1,562,426

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GS Mortgage Securities Trust (continued)
Series 2024-FAIR, Class D
8.214%, due 7/15/29 (a)(l)	$ 2,895,000	$ 2,923,480
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	1,725,000	1,449,017
IRV Trust
Series 2025-200P, Class A
5.471%, due 3/14/47 (a)(l)	3,500,000	3,533,435
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(b)
Series 2022-NLP, Class A
4.501% (1 Month SOFR + 0.847%), due 4/15/37	3,982,526	3,947,679
Series 2021-1440, Class A
5.069% (1 Month SOFR + 1.414%), due 3/15/36	2,180,000	2,046,755
Series 2022-NLP, Class G
8.18% (1 Month SOFR + 4.525%), due 4/15/37	2,817,825	2,728,320
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	407,387
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,228,988
Series 2017-C5, Class B
4.009%, due 3/15/50 (m)	2,870,000	2,410,891
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.845%, due 3/10/50 (a)(l)	1,790,000	1,492,747
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.104%, due 4/15/48 (a)(l)	3,650,000	1,449,452
Morgan Stanley Capital I Trust (a)
Series 2014-150E, Class A
3.912%, due 9/9/32	1,300,000	1,222,466
Series 2021-230P, Class A
4.938% (1 Month SOFR + 1.284%), due 12/15/38 (b)	1,760,000	1,705,000
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(l)	3,094,800	2,630,611
NCMF Trust
Series 2025-MFS, Class E
7.78%, due 6/10/33 (a)(l)	4,165,000	4,178,981
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.603%, due 6/10/42 (a)(l)	$ 3,685,000	$ 3,654,440
PTCM Re-REMIC Trust
Series 2026-FRR1, Class B169
3.601%, due 3/25/62 (a)(l)	4,044,300	3,177,410
SCMS Mortgage Trust
Series 2025-BNC1, Class AS
5.308%, due 12/15/57 (a)(m)	2,796,000	2,803,388
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B
4.534%, due 1/5/43 (a)(l)	3,460,000	2,934,217
SKY Trust
Series 2025-LINE, Class D
9.588% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,184,365	1,187,312
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.098% (1 Month SOFR + 1.443%), due 2/15/42 (a)(b)	1,930,000	1,913,113
UBS Commercial Mortgage Trust (l)
Series 2019-C18, Class C
4.049%, due 12/15/52	1,621,000	1,344,651
Series 2018-C9, Class C
5.107%, due 3/15/51	3,115,000	2,123,895
WB Commercial Mortgage Trust (a)(l)
Series 2024-HQ, Class A
6.134%, due 3/15/40	2,300,000	2,302,819
Series 2024-HQ, Class B
6.634%, due 3/15/40	2,000,000	2,002,451
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,215,881
Series 2017-C39, Class D
4.497%, due 9/15/50 (a)(l)	615,000	547,717
Series 2016-NXS5, Class D
4.982%, due 1/15/59 (l)	4,827,000	2,172,150
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(l)	1,655,000	1,404,169
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(l)	1,940,000	1,649,039
		208,105,195
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) 10.4%
Aspire Mortgage Trust
Series 2026-1, Class A1
4.855%, due 1/25/66 (a)(m)	$ 2,805,711	$ 2,788,815
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	1,124,047	1,106,921
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (k)(m)	41,205,096	506,130
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (c)	1,273,868	1,264,828
Series 2019-INV1, Class B4
5.024%, due 2/25/49 (m)	2,525,175	2,374,321
Citigroup Mortgage Loan Trust (a)(m)
Series 2014-C, Class B3
4.25%, due 2/25/54	3,125,000	2,647,782
Series 2025-4, Class A2
5.50%, due 10/25/55	1,393,503	1,387,026
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1M2
5.145% (SOFR 30A + 1.50%), due 1/25/45	4,500,000	4,502,831
Series 2021-R03, Class 1M2
5.295% (SOFR 30A + 1.65%), due 12/25/41	5,016,707	5,035,747
Series 2024-R05, Class 2M2
5.345% (SOFR 30A + 1.70%), due 7/25/44	2,394,827	2,403,065
Series 2025-R01, Class 1B1
5.345% (SOFR 30A + 1.70%), due 1/25/45	1,120,000	1,115,106
Series 2024-R03, Class 2M2
5.595% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,881,897
Series 2025-R02, Class 1B1
5.595% (SOFR 30A + 1.95%), due 2/25/45	1,460,000	1,459,855
Series 2024-R05, Class 2B1
5.645% (SOFR 30A + 2.00%), due 7/25/44	2,100,000	2,101,323
Series 2021-R03, Class 1B1
6.395% (SOFR 30A + 2.75%), due 12/25/41	870,000	878,161
Series 2023-R05, Class 1M2
6.745% (SOFR 30A + 3.10%), due 6/25/43	3,025,000	3,125,093
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2023-R07, Class 2M2
6.895% (SOFR 30A + 3.25%), due 9/25/43	$ 2,780,000	$ 2,856,327
Series 2023-R03, Class 2M2
7.545% (SOFR 30A + 3.90%), due 4/25/43	6,161,732	6,440,659
Series 2021-R03, Class 1B2
9.145% (SOFR 30A + 5.50%), due 12/25/41	1,900,000	1,946,191
Series 2021-R01, Class 1B2
9.645% (SOFR 30A + 6.00%), due 10/25/41	1,691,214	1,725,962
Series 2022-R01, Class 1B2
9.645% (SOFR 30A + 6.00%), due 12/25/41	3,848,000	3,955,321
Series 2020-SBT1, Class 1B1
10.51% (SOFR 30A + 6.864%), due 2/25/40	5,260,000	5,462,675
Series 2022-R02, Class 2B2
11.295% (SOFR 30A + 7.65%), due 1/25/42	3,210,000	3,348,929
Series 2019-HRP1, Class B1
13.01% (SOFR 30A + 9.364%), due 11/25/39	4,247,833	4,418,548
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA2, Class M1
4.845% (SOFR 30A + 1.20%), due 5/25/45	1,610,578	1,610,859
Series 2025-DNA1, Class M2
4.995% (SOFR 30A + 1.35%), due 1/25/45	3,230,000	3,225,968
Series 2025-HQA1, Class M2
5.295% (SOFR 30A + 1.65%), due 2/25/45	2,185,000	2,185,000
Series 2021-DNA6, Class B1
7.045% (SOFR 30A + 3.40%), due 10/25/41	5,470,000	5,529,465
Series 2022-DNA2, Class B1
8.395% (SOFR 30A + 4.75%), due 2/25/42	3,000,000	3,086,341
Series 2020-HQA1, Class B2
8.86% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,239,338
Series 2022-HQA1, Class M2
8.895% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,118,023

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-DNA5, Class B2
9.145% (SOFR 30A + 5.50%), due 1/25/34	$ 3,780,000	$ 4,586,774
Series 2021-HQA3, Class B2
9.895% (SOFR 30A + 6.25%), due 9/25/41	4,611,667	4,692,749
Series 2021-HQA4, Class B2
10.645% (SOFR 30A + 7.00%), due 12/25/41	2,225,000	2,296,733
Series 2022-HQA1, Class B1
10.645% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,623,525
Series 2022-DNA1, Class B2
10.745% (SOFR 30A + 7.10%), due 1/25/42	2,010,000	2,087,865
Series 2022-DNA2, Class B2
12.145% (SOFR 30A + 8.50%), due 2/25/42	1,300,000	1,370,120
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(m)	4,734,603	3,775,145
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.56% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,270,687
REMIC, Series 2019-DNA3, Class B2
11.91% (SOFR 30A + 8.264%), due 7/25/49	2,475,000	2,730,374
REMIC, Series 2019-FTR1, Class B2
12.11% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,107,900
REMIC, Series 2019-HQA2, Class B2
15.01% (SOFR 30A + 11.364%), due 4/25/49	6,818,500	8,086,510
J.P. Morgan Mortgage Trust (a)
Series 2021-11, Class AX1
0.218%, due 1/25/52 (k)(l)	58,674,972	733,983
Series 2022-1, Class B3
3.083%, due 7/25/52 (l)	2,909,923	2,371,270
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
J.P. Morgan Mortgage Trust (a) (continued)
Series 2025-NQM4, Class A1F
4.845% (SOFR 30A + 1.20%), due 3/25/66 (b)	$ 910,614	$ 909,748
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.811% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	3,280,000	3,273,911
Mill City Mortgage Loan Trust (a)(m)
Series 2018-4, Class B4
3.063%, due 4/25/66	1,732,975	1,074,566
Series 2018-3, Class B2
3.25%, due 8/25/58	6,236,704	4,794,148
Series 2018-3, Class B4
3.671%, due 8/25/58	1,112,628	741,581
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(m)	3,527,325	3,434,377
New Residential Mortgage Loan Trust (a)
Series 2024-RPL1, Class B1
3.874%, due 1/25/64 (l)	2,800,000	2,334,770
Series 2019-RPL3, Class B5
3.968%, due 7/25/59 (m)	3,424,281	2,333,620
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (c)	2,414,862	2,398,376
Series 2026-J1, Class AF
4.995% (SOFR 30A + 1.35%), due 2/25/56 (b)	3,898,489	3,901,322
Series 2024-NQM16, Class A1
5.53%, due 10/25/64 (c)	1,481,755	1,491,634
PMT Loan Trust
Series 2025-J4, Class A35
5.045% (SOFR 30A + 1.40%), due 12/1/56 (a)(b)	2,826,392	2,840,733
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(m)	6,877,649	5,684,466
Sequoia Mortgage Trust
Series 2024-4, Class B4
6.533%, due 5/25/54 (a)(l)	1,459,973	1,445,264
STACR Trust
Series 2018-HRP1, Class B2
15.51% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	4,190,079	4,944,692
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Towd Point Mortgage Trust (a)(m)
Series 2018-2, Class B5
3.277%, due 3/25/58	$ 7,275,920	$ 3,397,093
Series 2017-4, Class B5
3.605%, due 6/25/57	1,413,798	1,006,724
Series 2026-1, Class A1A
4.106%, due 1/25/66	3,082,193	3,053,362
Verus Securitization Trust (a)
Series 2026-R1, Class A1
4.832%, due 10/25/67 (m)	2,948,251	2,921,397
Series 2025-R2, Class A1
5.086%, due 7/25/67 (m)	3,066,406	3,053,522
Series 2023-INV2, Class B2
7.996%, due 8/25/68 (l)	1,000,000	997,485
		182,494,933
Total Mortgage-Backed Securities (Cost $456,552,490)		453,143,456
U.S. Government & Federal Agencies 14.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
UMBS Pool, 30 Year
5.00%, due 7/1/40	6,916,491	6,969,698
5.00%, due 12/1/55	2,684,904	2,663,781
		9,633,479
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, 30 Year
5.00%, due 9/1/53	8,277,604	8,184,981
5.00%, due 12/1/54	5,587,641	5,509,922
5.50%, due 5/1/54	3,134,696	3,153,797
5.50%, due 2/1/55	4,809,708	4,836,305
		21,685,005
United States Treasury Bonds 1.3%
U.S. Treasury Bonds
4.625%, due 2/15/46	20,175,000	19,267,125
4.75%, due 2/15/56	2,855,000	2,748,830
		22,015,955
United States Treasury Notes 11.6%
U.S. Treasury Notes
3.875%, due 4/30/31	8,850,000	8,790,539
	Principal Amount	Value

United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.125%, due 4/30/33	$ 98,815,000	$ 98,305,485
4.125%, due 2/15/36	98,300,000	96,226,484
		203,322,508
Total U.S. Government & Federal Agencies (Cost $259,690,645)		256,656,947
Total Long-Term Bonds (Cost $1,740,044,449)		1,729,831,914

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	104
Total Common Stocks (Cost $0)		104
Short-Term Investments 3.6%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 3.536% (n)	32,441,934	32,441,934
Unaffiliated Investment Companies 1.8%
Allspring Government Money Market Fund, 3.656% (n)(o)	15,000,000	15,000,000
Fidelity Government Portfolio, 3.625% (n)(o)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, 3.659% (n)(o)	9,035,771	9,035,771
		31,035,771
Total Short-Term Investments (Cost $63,477,705)		63,477,705
Total Investments (Cost $1,803,522,154)	102.2%	1,793,309,723
Other Assets, Less Liabilities	(2.2)	(38,461,039)
Net Assets	100.0%	$ 1,754,848,684

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Bond Fund

(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(d)	Delayed delivery security.
(e)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $29,807,431; the total market value of collateral held by the Fund was $31,134,551. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $98,780. The Fund received cash collateral with a value of $31,035,771. (See Note 2(L))
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2026.
(h)	Issue in default.
(i)	Issue in non-accrual status.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(k)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(l)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2026.
(m)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(n)	Current yield as of April 30, 2026.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,650	$ 364,057	$ (344,265)	$ —	$ —	$ 32,442	$ 448	$ —	32,442

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of April 30, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,526,660	ZAR	25,750,000	JPMorgan Chase Bank N.A.	5/7/26	$ (18,830)
ZAR	25,750,000	USD	1,578,711	JPMorgan Chase Bank N.A.	5/7/26	(33,221)
Total Unrealized Depreciation						$ (52,051)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	1,178	June 2026	$ 174,080,401	$ 173,317,684	$ (762,717)
U.S. Treasury 5 Year Notes	97	June 2026	10,540,140	10,460,086	(80,054)
U.S. Treasury 10 Year Notes	100	June 2026	11,102,295	11,059,375	(42,920)
U.S. Treasury 10 Year Ultra Bonds	130	June 2026	14,860,927	14,671,719	(189,208)
Total Long Contracts					(1,074,899)
Short Contracts
Euro-BTP	(1,343)	June 2026	(186,225,888)	(184,353,750)	1,872,138
Net Unrealized Appreciation					$ 797,239

1.	As of April 30, 2026, cash in the amount of $5,078,695 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TRY—Turkish lira
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Bond Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 249,316,188	$ —	$ 249,316,188
Corporate Bonds	—	594,893,907	—	594,893,907
Foreign Government Bonds	—	113,057,349	—	113,057,349
Loan Assignments	—	62,764,067	—	62,764,067
Mortgage-Backed Securities	—	453,143,456	—	453,143,456
U.S. Government & Federal Agencies	—	256,656,947	—	256,656,947
Total Long-Term Bonds	—	1,729,831,914	—	1,729,831,914
Common Stocks	104	—	—	104
Short-Term Investments
Affiliated Investment Company	32,441,934	—	—	32,441,934
Unaffiliated Investment Companies	31,035,771	—	—	31,035,771
Total Short-Term Investments	63,477,705	—	—	63,477,705
Total Investments in Securities	63,477,809	1,729,831,914	—	1,793,309,723
Other Financial Instruments
Futures Contracts (b)	1,872,138	—	—	1,872,138
Total Investments in Securities and Other Financial Instruments	$ 65,349,947	$ 1,729,831,914	$ —	$ 1,795,181,861
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (52,051)	$ —	$ (52,051)
Futures Contracts	(1,074,899)	—	—	(1,074,899)
Total Other Financial Instruments	$ (1,074,899)	$ (52,051)	$ —	$ (1,126,950)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,771,080,220) including securities on loan of $29,807,431	$1,760,867,789
Investment in affiliated investment companies, at value (identified cost $32,441,934)	32,441,934
Cash	145,341
Cash denominated in foreign currencies (identified cost $571)	620
Cash collateral on deposit at broker for futures contracts	5,078,695
Unrealized appreciation on unfunded commitments (See Note 5)	1,241
Receivables:
Interest	13,558,802
Fund shares sold	3,131,038
Investment securities sold	298,354
Securities lending	28,498
Other assets	213,753
Total assets	1,815,766,065
Liabilities
Cash collateral received for securities on loan	31,035,771
Payables:
Investment securities purchased	24,979,122
Fund shares redeemed	2,876,143
Manager (See Note 3)	775,992
Transfer agent (See Note 3)	225,149
Variation margin on futures contracts	153,443
Distribution/Service fees (See Note 3)	56,550
Professional fees	23,444
Custodian	18,465
Accrued expenses	719
Distributions payable	720,532
Unrealized depreciation on foreign currency forward contracts	52,051
Total liabilities	60,917,381
Net assets	$1,754,848,684
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$2,001,483
Additional paid-in-capital	1,948,260,633
1,950,262,116
Total distributable earnings (loss)	(195,413,432)
Net assets	$1,754,848,684
Class A
Net assets applicable to outstanding shares	$217,719,096
Shares of beneficial interest outstanding	24,861,624
Net asset value per share outstanding	$8.76
Maximum sales charge (4.50% of offering price)	0.41
Maximum offering price per share outstanding	$9.17
Investor Class
Net assets applicable to outstanding shares	$10,903,459
Shares of beneficial interest outstanding	1,231,460
Net asset value per share outstanding	$8.85
Maximum sales charge (4.00% of offering price)	0.37
Maximum offering price per share outstanding	$9.22
Class C
Net assets applicable to outstanding shares	$11,639,573
Shares of beneficial interest outstanding	1,338,388
Net asset value and offering price per share outstanding	$8.70
Class I
Net assets applicable to outstanding shares	$1,511,766,700
Shares of beneficial interest outstanding	172,396,312
Net asset value and offering price per share outstanding	$8.77
Class R6
Net assets applicable to outstanding shares	$2,819,856
Shares of beneficial interest outstanding	320,507
Net asset value and offering price per share outstanding	$8.80

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$47,942,364
Dividends-affiliated	448,005
Securities lending, net	164,860
Dividends-unaffiliated	1,057
Total income	48,556,286
Expenses
Manager (See Note 3)	4,297,739
Transfer agent (See Note 3)	807,591
Distribution/Service—Class A (See Note 3)	261,035
Distribution/Service—Investor Class (See Note 3)	13,819
Distribution/Service—Class C (See Note 3)	57,451
Professional fees	87,132
Registration	78,621
Custodian	53,132
Shareholder communication	39,596
Trustees	21,354
Miscellaneous	18,157
Total expenses	5,735,627
Net investment income (loss)	42,820,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,193,492
Futures transactions	4,048,272
Foreign currency transactions	122,180
Net realized gain (loss)	5,363,944
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(18,587,290)
Futures contracts	1,563,459
Foreign currency forward contracts	(52,051)
Translation of other assets and liabilities in foreign currencies	228,033
Unfunded commitments	1,241
Net change in unrealized appreciation (depreciation)	(16,846,608)
Net realized and unrealized gain (loss)	(11,482,664)
Net increase (decrease) in net assets resulting from operations	$31,337,995
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$42,820,659	$55,123,288
Net realized gain (loss)	5,363,944	3,918,764
Net change in unrealized appreciation (depreciation)	(16,846,608)	19,874,465
Net increase (decrease) in net assets resulting from operations	31,337,995	78,916,517
Distributions to shareholders:
Class A	(5,372,254)	(10,453,481)
Investor Class	(265,838)	(576,314)
Class C	(240,145)	(432,151)
Class I	(36,550,401)	(44,908,719)
Class R6	(129,327)	(315,060)
Total distributions to shareholders	(42,557,965)	(56,685,725)
Capital share transactions:
Net proceeds from sales of shares	535,416,033	840,466,405
Net asset value of shares issued to shareholders in reinvestment of distributions	38,582,875	50,750,666
Cost of shares redeemed	(201,121,381)	(319,750,252)
Increase (decrease) in net assets derived from capital share transactions	372,877,527	571,466,819
Net increase (decrease) in net assets	361,657,557	593,697,611
Net Assets
Beginning of period	1,393,191,127	799,493,516
End of period	$1,754,848,684	$1,393,191,127
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.81	$8.64	$8.00	$7.94	$9.10	$8.80
Net investment income (loss) (a)	0.23	0.45	0.43	0.35	0.24	0.22
Net realized and unrealized gain (loss)	(0.06)	0.18	0.64	0.07	(1.19)	0.27
Total from investment operations	0.17	0.63	1.07	0.42	(0.95)	0.49
Less distributions:
From net investment income	(0.22)	(0.46)	(0.43)	(0.36)	(0.21)	(0.18)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.22)	(0.46)	(0.43)	(0.36)	(0.21)	(0.19)
Net asset value at end of period	$8.76	$8.81	$8.64	$8.00	$7.94	$9.10
Total investment return (b)	1.99%	7.49%	13.56%	5.30%	(10.51)%	5.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.25%††	5.19%	5.09%	4.32%	2.75%	2.43%
Net expenses (c)	0.93%††	0.98%	1.02%	1.04%	1.04%	1.07%(d)
Portfolio turnover rate	59%	136%	131%	92%	86%	53%
Net assets at end of period (in 000’s)	$217,719	$197,340	$195,353	$182,027	$178,508	$192,190

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.04%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.91	$8.72	$8.07	$8.01	$9.18	$8.88
Net investment income (loss) (a)	0.22	0.43	0.42	0.34	0.22	0.21
Net realized and unrealized gain (loss)	(0.07)	0.20	0.64	0.06	(1.19)	0.27
Total from investment operations	0.15	0.63	1.06	0.40	(0.97)	0.48
Less distributions:
From net investment income	(0.21)	(0.44)	(0.41)	(0.34)	(0.20)	(0.17)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.21)	(0.44)	(0.41)	(0.34)	(0.20)	(0.18)
Net asset value at end of period	$8.85	$8.91	$8.72	$8.07	$8.01	$9.18
Total investment return (b)	1.73%	7.39%	13.29%	5.03%	(10.65)%	5.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.01%††	4.95%	4.85%	4.11%	2.59%	2.30%
Net expenses (c)	1.16%††	1.22%	1.24%	1.25%	1.18%	1.20%(d)
Expenses (before waiver/reimbursement) (c)	1.16%††	1.24%	1.26%	1.26%	1.18%	1.20%
Portfolio turnover rate	59%	136%	131%	92%	86%	53%
Net assets at end of period (in 000's)	$10,903	$11,256	$12,030	$12,923	$13,795	$16,874

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.17%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.75	$8.58	$7.95	$7.89	$9.05	$8.75
Net investment income (loss) (a)	0.19	0.36	0.35	0.27	0.15	0.14
Net realized and unrealized gain (loss)	(0.06)	0.19	0.63	0.07	(1.17)	0.27
Total from investment operations	0.13	0.55	0.98	0.34	(1.02)	0.41
Less distributions:
From net investment income	(0.18)	(0.38)	(0.35)	(0.28)	(0.14)	(0.10)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.18)	(0.38)	(0.35)	(0.28)	(0.14)	(0.11)
Net asset value at end of period	$8.70	$8.75	$8.58	$7.95	$7.89	$9.05
Total investment return (b)	1.40%	6.62%	12.40%	4.33%	(11.38)%	4.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.26%††	4.20%	4.10%	3.34%	1.75%	1.55%
Net expenses (c)	1.91%††	1.97%	1.99%	2.00%	1.93%	1.95%(d)
Expenses (before waiver/reimbursement) (c)	1.91%††	1.99%	2.01%	2.01%	1.93%	1.95%
Portfolio turnover rate	59%	136%	131%	92%	86%	53%
Net assets at end of period (in 000’s)	$11,640	$10,929	$10,283	$12,334	$20,804	$46,537

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	1.92%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.83	$8.65	$8.01	$7.95	$9.11	$8.81
Net investment income (loss) (a)	0.24	0.48	0.46	0.38	0.27	0.25
Net realized and unrealized gain (loss)	(0.07)	0.18	0.64	0.07	(1.19)	0.27
Total from investment operations	0.17	0.66	1.10	0.45	(0.92)	0.52
Less distributions:
From net investment income	(0.23)	(0.48)	(0.46)	(0.39)	(0.24)	(0.21)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.48)	(0.46)	(0.39)	(0.24)	(0.22)
Net asset value at end of period	$8.77	$8.83	$8.65	$8.01	$7.95	$9.11
Total investment return (b)	2.00%	7.90%	13.90%	5.64%	(10.19)%	5.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.50%††	5.49%	5.41%	4.66%	3.09%	2.70%
Net expenses (c)	0.68%††	0.70%	0.70%	0.70%	0.70%	0.79%(d)
Expenses (before waiver/reimbursement) (c)	0.68%††	0.73%	0.76%	0.79%	0.79%	0.82%
Portfolio turnover rate	59%	136%	131%	92%	86%	53%
Net assets at end of period (in 000’s)	$1,511,767	$1,166,995	$577,013	$470,566	$433,814	$448,881

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.76%	0.03%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Strategic Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.86	$8.68	$8.03	$7.97	$9.14	$8.84
Net investment income (loss) (a)	0.24	0.49	0.47	0.39	0.27	0.26
Net realized and unrealized gain (loss)	(0.06)	0.18	0.64	0.06	(1.19)	0.26
Total from investment operations	0.18	0.67	1.11	0.45	(0.92)	0.52
Less distributions:
From net investment income	(0.24)	(0.49)	(0.46)	(0.39)	(0.25)	(0.21)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.49)	(0.46)	(0.39)	(0.25)	(0.22)
Net asset value at end of period	$8.80	$8.86	$8.68	$8.03	$7.97	$9.14
Total investment return (b)	2.04%	7.96%	14.04%	5.68%	(10.23)%	5.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.55%††	5.56%	5.47%	4.76%	3.14%	2.83%
Net expenses (c)	0.59%††	0.62%	0.65%	0.65%	0.66%	0.69%(d)
Portfolio turnover rate	59%	136%	131%	92%	86%	53%
Net assets at end of period (in 000’s)	$2,820	$6,671	$4,814	$3,925	$1,349	$1,407

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2021	0.67%	0.02%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Strategic Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 1997
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

40	NYLI MacKay Strategic Bond Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined
41

Notes to Financial Statements (Unaudited) (continued)
below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can

42	NYLI MacKay Strategic Bond Fund

be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender
43

Notes to Financial Statements (Unaudited) (continued)
or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between

44	NYLI MacKay Strategic Bond Fund

the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
45

Notes to Financial Statements (Unaudited) (continued)
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.

Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,872,138
Total Fair Value	$1,872,138

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(1,074,899)	$(1,074,899)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(52,051)	—	(52,051)
Total Fair Value	$(52,051)	$(1,074,899)	$(1,126,950)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$4,048,272
Total Net Realized Gain (Loss)	$4,048,272

46	NYLI MacKay Strategic Bond Fund

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$1,563,459	$1,563,459
Forward Contracts	(52,051)	—	(52,051)
Total Net Change in Unrealized Appreciation (Depreciation)	$(52,051)	$1,563,459	$1,511,408

Average Notional Amount	Total
Futures Contracts Long (a)	$195,928,186
Futures Contracts Short (b)	$(238,357,554)
Forward Contracts Long (c)	$1,578,711
Forward Contracts Short (d)	$(1,526,660)

(a)	Positions were open for five months during the reporting period.
(b)	Positions were open for four months during the reporting period.
(c)	Position was open for one month during the reporting period.
(d)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.55% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
Effective February 28, 2026, New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.68% of its average daily net assets, and, for Class R6, do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
Prior to February 28, 2026, New York Life Investment Management had contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares did not exceed 0.70% of its average daily net assets, and, for Class R6, did not exceed those of Class I.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $4,297,739 and paid the Subadvisor fees in the amount of $2,148,868.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the
47

Notes to Financial Statements (Unaudited) (continued)
Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $27,394 and $362, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $2,805 and $1,078, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$104,344	$—
Investor Class	18,308	—
Class C	19,038	—
Class I	665,801	—
Class R6	100	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$817,423	0.1%
Class R6	34,330	1.2
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,803,657,987	$19,342,041	$(29,690,305)	$(10,348,264)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $191,306,104, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,724	$183,582
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$56,685,725

48	NYLI MacKay Strategic Bond Fund

Note 5–Commitments and Contingencies
As of April 30, 2026, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	$115,978	$1,241

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of U.S. government securities were $744,062 and $667,251, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $586,488 and $230,431, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	4,476,112	$39,454,832
Shares issued to shareholders in reinvestment of distributions	562,127	4,942,707
Shares redeemed	(2,632,820)	(23,208,264)
Net increase (decrease) in shares outstanding before conversion	2,405,419	21,189,275
Shares converted into Class A (See Note 1)	69,824	614,327
Shares converted from Class A (See Note 1)	(3,644)	(32,181)
Net increase (decrease)	2,471,599	$21,771,421
Year ended October 31, 2025:
Shares sold	5,934,967	$51,470,867
Shares issued to shareholders in reinvestment of distributions	1,115,359	9,706,821
Shares redeemed	(7,398,046)	(64,345,621)
Net increase (decrease) in shares outstanding before conversion	(347,720)	(3,167,933)
Shares converted into Class A (See Note 1)	137,875	1,202,218
Shares converted from Class A (See Note 1)	(18,873)	(162,611)
Net increase (decrease)	(228,718)	$(2,128,326)

49

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	77,058	$687,985
Shares issued to shareholders in reinvestment of distributions	29,435	261,739
Shares redeemed	(86,389)	(770,281)
Net increase (decrease) in shares outstanding before conversion	20,104	179,443
Shares converted into Investor Class (See Note 1)	3,210	28,641
Shares converted from Investor Class (See Note 1)	(55,405)	(493,020)
Net increase (decrease)	(32,091)	$(284,936)
Year ended October 31, 2025:
Shares sold	49,752	$436,692
Shares issued to shareholders in reinvestment of distributions	64,550	567,599
Shares redeemed	(157,221)	(1,379,395)
Net increase (decrease) in shares outstanding before conversion	(42,919)	(375,104)
Shares converted into Investor Class (See Note 1)	19,200	168,599
Shares converted from Investor Class (See Note 1)	(91,628)	(807,363)
Net increase (decrease)	(115,347)	$(1,013,868)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	337,750	$2,958,581
Shares issued to shareholders in reinvestment of distributions	24,920	217,616
Shares redeemed	(262,884)	(2,301,960)
Net increase (decrease) in shares outstanding before conversion	99,786	874,237
Shares converted from Class C (See Note 1)	(9,664)	(84,709)
Net increase (decrease)	90,122	$789,528
Year ended October 31, 2025:
Shares sold	446,281	$3,872,133
Shares issued to shareholders in reinvestment of distributions	44,254	382,772
Shares redeemed	(397,233)	(3,421,623)
Net increase (decrease) in shares outstanding before conversion	93,302	833,282
Shares converted from Class C (See Note 1)	(43,095)	(372,728)
Net increase (decrease)	50,207	$460,554

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	55,692,291	$491,549,871
Shares issued to shareholders in reinvestment of distributions	3,752,938	33,031,486
Shares redeemed	(19,276,519)	(170,095,399)
Net increase (decrease) in shares outstanding before conversion	40,168,710	354,485,958
Shares converted into Class I (See Note 1)	6,218	55,046
Shares converted from Class I (See Note 1)	(10,018)	(88,104)
Net increase (decrease)	40,164,910	$354,452,900
Year ended October 31, 2025:
Shares sold	89,484,534	$781,733,514
Shares issued to shareholders in reinvestment of distributions	4,556,527	39,778,414
Shares redeemed	(28,538,521)	(249,119,286)
Net increase (decrease) in shares outstanding before conversion	65,502,540	572,392,642
Shares converted into Class I (See Note 1)	23,934	206,112
Shares converted from Class I (See Note 1)	(21,840)	(190,726)
Net increase (decrease)	65,504,634	$572,408,028

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	86,194	$764,764
Shares issued to shareholders in reinvestment of distributions	14,628	129,327
Shares redeemed	(533,622)	(4,745,477)
Net increase (decrease)	(432,800)	$(3,851,386)
Year ended October 31, 2025:
Shares sold	337,154	$2,953,199
Shares issued to shareholders in reinvestment of distributions	36,006	315,060
Shares redeemed	(169,664)	(1,484,327)
Net increase (decrease) in shares outstanding before conversion	203,496	1,783,932
Shares converted from Class R6 (See Note 1)	(5,065)	(43,501)
Net increase (decrease)	198,431	$1,740,431
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

50	NYLI MacKay Strategic Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
57

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
58

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
59

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
60

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
61

NYLI WMC Enduring Capital Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Air Freight & Logistics 4.3%
Expeditors International of Washington, Inc.	106,024	$ 15,679,889
Banks 5.1%
M&T Bank Corp.	85,256	18,639,519
Beverages 1.7%
Brown-Forman Corp., Class B	237,894	6,130,528
Capital Markets 3.8%
Brookfield Asset Management Ltd., Class A	67,766	3,253,446
Brookfield Corp.	230,179	10,385,676
		13,639,122
Chemicals 8.5%
Linde plc	39,363	19,726,374
Sherwin-Williams Co. (The)	34,947	11,239,305
		30,965,679
Commercial Services & Supplies 10.9%
Cintas Corp.	85,056	14,860,134
Copart, Inc. (a)	432,731	14,327,723
Waste Connections, Inc.	64,043	10,549,163
		39,737,020
Consumer Finance 4.6%
Credit Acceptance Corp. (a)(b)	33,346	16,836,729
Consumer Staples Distribution & Retail 3.1%
Costco Wholesale Corp.	11,075	11,235,920
Containers & Packaging 2.2%
Ball Corp.	129,161	7,889,154
Electronic Equipment, Instruments & Components 6.9%
Amphenol Corp., Class A	117,234	17,265,051
CDW Corp.	56,466	7,730,760
		24,995,811
Financial Services 4.0%
Berkshire Hathaway, Inc., Class B (a)	30,837	14,604,403
Ground Transportation 4.4%
Old Dominion Freight Line, Inc.	75,544	16,047,812
	Shares	Value

Household Durables 4.8%
NVR, Inc. (a)	2,777	$ 17,539,171
Insurance 8.7%
Markel Group, Inc. (a)	7,970	14,126,586
Progressive Corp. (The)	86,493	17,409,311
		31,535,897
Life Sciences Tools & Services 2.0%
Danaher Corp.	41,575	7,439,846
Machinery 8.5%
Deere & Co.	17,798	10,498,507
IDEX Corp.	3,987	868,568
PACCAR, Inc.	163,944	19,476,547
		30,843,622
Software 5.6%
Appfolio, Inc., Class A (a)	15,129	2,527,904
Constellation Software, Inc.	9,582	17,451,183
Lumine Group, Inc. (a)	38,514	573,308
		20,552,395
Specialized REITs 1.8%
Public Storage	21,761	6,581,615
Specialty Retail 4.3%
O'Reilly Automotive, Inc. (a)	156,113	15,517,632
Trading Companies & Distributors 3.3%
Watsco, Inc.	27,763	12,155,752
Total Common Stocks (Cost $229,232,838)		358,567,516

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)	16,496	—
Total Warrants (Cost $0)		—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value

Short-Term Investments 3.7%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 3.536% (d)	5,884,907	$ 5,884,907
Unaffiliated Investment Companies 2.1%
Allspring Government Money Market Fund, 3.656% (d)(e)	1,000,000	1,000,000
BlackRock Liquidity FedFund, 3.644% (d)(e)	1,000,000	1,000,000
Fidelity Government Portfolio, 3.625% (d)(e)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 3.659% (d)(e)	815,488	815,488
		7,815,488
Total Short-Term Investments (Cost $13,700,395)		13,700,395
Total Investments (Cost $242,933,233)	102.2%	372,267,911
Other Assets, Less Liabilities	(2.2)	(8,169,296)
Net Assets	100.0%	$ 364,098,615

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $7,648,973. The Fund received cash collateral with a value of $7,815,488. (See Note 2(I))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of April 30, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,642	$ 40,633	$ (39,390)	$ —	$ —	$ 5,885	$ 98	$ —	5,885

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Enduring Capital Fund

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 358,567,516	$ —	$ —	$ 358,567,516
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	5,884,907	—	—	5,884,907
Unaffiliated Investment Companies	7,815,488	—	—	7,815,488
Total Short-Term Investments	13,700,395	—	—	13,700,395
Total Investments in Securities	$ 372,267,911	$ —	$ —	$ 372,267,911

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $237,048,326) including securities on loan of $7,648,973	$366,383,004
Investment in affiliated investment companies, at value (identified cost $5,884,907)	5,884,907
Receivables:
Fund shares sold	77,388
Dividends	62,829
Securities lending	4,509
Other assets	75,115
Total assets	372,487,752
Liabilities
Cash collateral received for securities on loan	7,815,488
Payables:
Fund shares redeemed	192,595
Manager (See Note 3)	166,037
Shareholder communication	58,079
Transfer agent (See Note 3)	49,771
Distribution/Service fees (See Note 3)	48,086
Professional fees	36,071
Custodian	6,970
Trustees	2,000
Accrued expenses	14,040
Total liabilities	8,389,137
Net assets	$364,098,615
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$99,116
Additional paid-in-capital	200,448,909
200,548,025
Total distributable earnings (loss)	163,550,590
Net assets	$364,098,615
Class A
Net assets applicable to outstanding shares	$199,517,318
Shares of beneficial interest outstanding	5,435,609
Net asset value per share outstanding	$36.71
Maximum sales charge (5.50% of offering price)	2.14
Maximum offering price per share outstanding	$38.85
Investor Class
Net assets applicable to outstanding shares	$17,340,691
Shares of beneficial interest outstanding	472,798
Net asset value per share outstanding	$36.68
Maximum sales charge (5.00% of offering price)	1.93
Maximum offering price per share outstanding	$38.61
Class C
Net assets applicable to outstanding shares	$3,812,637
Shares of beneficial interest outstanding	122,023
Net asset value and offering price per share outstanding	$31.25
Class I
Net assets applicable to outstanding shares	$49,573,691
Shares of beneficial interest outstanding	1,341,058
Net asset value and offering price per share outstanding	$36.97
Class R6
Net assets applicable to outstanding shares	$93,854,278
Shares of beneficial interest outstanding	2,540,086
Net asset value and offering price per share outstanding	$36.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Enduring Capital Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $32,076)	$3,885,987
Dividends-affiliated	97,509
Securities lending, net	20,634
Total income	4,004,130
Expenses
Manager (See Note 3)	1,211,864
Distribution/Service—Class A (See Note 3)	262,739
Distribution/Service—Investor Class (See Note 3)	22,337
Distribution/Service—Class C (See Note 3)	22,853
Transfer agent (See Note 3)	146,222
Professional fees	55,838
Registration	39,486
Custodian	14,312
Trustees	7,511
Shareholder communication	1,876
Miscellaneous	16,214
Total expenses before waiver/reimbursement	1,801,252
Expense waiver/reimbursement from Manager (See Note 3)	(3,498)
Net expenses	1,797,754
Net investment income (loss)	2,206,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	34,005,763
Foreign currency transactions	772
Net realized gain (loss)	34,006,535
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(20,243,110)
Translation of other assets and liabilities in foreign currencies	199
Net change in unrealized appreciation (depreciation)	(20,242,911)
Net realized and unrealized gain (loss)	13,763,624
Net increase (decrease) in net assets resulting from operations	$15,970,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,206,376	$1,876,104
Net realized gain (loss)	34,006,535	23,998,277
Net change in unrealized appreciation (depreciation)	(20,242,911)	(43,561,144)
Net increase (decrease) in net assets resulting from operations	15,970,000	(17,686,763)
Distributions to shareholders:
Class A	(8,555,273)	(642,048)
Investor Class	(668,581)	—
Class C	(224,722)	—
Class I	(2,273,599)	(395,955)
Class R6	(8,692,160)	(1,032,457)
Total distributions to shareholders	(20,414,335)	(2,070,460)
Capital share transactions:
Net proceeds from sales of shares	8,189,936	71,174,148
Net asset value of shares issued to shareholders in reinvestment of distributions	20,159,455	2,043,117
Cost of shares redeemed	(165,841,411)	(94,867,155)
Increase (decrease) in net assets derived from capital share transactions	(137,492,020)	(21,649,890)
Net increase (decrease) in net assets	(141,936,355)	(41,407,113)
Net Assets
Beginning of period	506,034,970	547,442,083
End of period	$364,098,615	$506,034,970
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$37.18	$38.68	$29.86	$30.01	$36.76	$24.95
Net investment income (loss) (a)	0.15	0.09	0.13	0.11	0.06	0.06
Net realized and unrealized gain (loss)	0.86	(1.49)	8.91	0.92	(3.74)	11.99
Total from investment operations	1.01	(1.40)	9.04	1.03	(3.68)	12.05
Less distributions:
From net investment income	(0.12)	(0.10)	(0.22)	(0.08)	(0.04)	(0.24)
From net realized gain on investments	(1.36)	—	—	(1.10)	(3.03)	—
Total distributions	(1.48)	(0.10)	(0.22)	(1.18)	(3.07)	(0.24)
Net asset value at end of period	$36.71	$37.18	$38.68	$29.86	$30.01	$36.76
Total investment return (b)	2.78%	(3.67)%	30.40%	3.36%	(10.96)%	48.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.80%††	0.24%	0.37%	0.35%	0.18%	0.19%
Net expenses (c)	0.94%††	0.92%	0.93%	0.94%	0.94%	0.91%
Portfolio turnover rate	3%	15%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$199,517	$219,542	$250,460	$197,726	$196,218	$228,700

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$37.11	$38.61	$29.80	$29.97	$36.73	$24.92
Net investment income (loss) (a)	0.10	(0.00)‡	0.07	0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.86	(1.50)	8.89	0.91	(3.74)	11.98
Total from investment operations	0.96	(1.50)	8.96	0.95	(3.73)	11.97
Less distributions:
From net investment income	(0.03)	—	(0.15)	(0.02)	—	(0.16)
From net realized gain on investments	(1.36)	—	—	(1.10)	(3.03)	—
Total distributions	(1.39)	—	(0.15)	(1.12)	(3.03)	(0.16)
Net asset value at end of period	$36.68	$37.11	$38.61	$29.80	$29.97	$36.73
Total investment return (b)	2.63%	(3.91)%	30.15%	3.13%	(11.13)%	48.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%††	(0.00)%‡‡	0.19%	0.13%	0.03%	(0.02)%
Net expenses (c)	1.21%††	1.16%	1.15%	1.17%	1.11%	1.19%
Expenses (before waiver/reimbursement) (c)	1.24%††	1.16%	1.15%	1.17%	1.11%	1.19%
Portfolio turnover rate	3%	15%	7%	17%	2%	24%
Net assets at end of period (in 000's)	$17,341	$18,122	$20,839	$21,764	$22,977	$29,293

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
‡‡	Less than one-tenth percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.91	$33.44	$25.94	$26.39	$32.93	$22.38
Net investment income (loss) (a)	(0.03)	(0.24)	(0.16)	(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss)	0.73	(1.29)	7.71	0.81	(3.30)	10.79
Total from investment operations	0.70	(1.53)	7.55	0.65	(3.51)	10.55
Less distributions:
From net investment income	—	—	(0.05)	—	—	—
From net realized gain on investments	(1.36)	—	—	(1.10)	(3.03)	—
Total distributions	(1.36)	—	(0.05)	(1.10)	(3.03)	—
Net asset value at end of period	$31.25	$31.91	$33.44	$25.94	$26.39	$32.93
Total investment return (b)	2.24%	(4.61)%	29.12%	2.39%	(11.80)%	47.14%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.19)%††	(0.69)%	(0.50)%	(0.60)%	(0.72)%	(0.80)%
Net expenses (d)	1.96%††	1.91%	1.90%	1.92%	1.86%	1.89%
Expenses (before waiver/reimbursement) (d)	1.99%††	1.91%	1.90%	1.92%	1.86%	1.89%
Portfolio turnover rate	3%	15%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$3,813	$5,724	$12,031	$16,624	$23,500	$37,234

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$37.49	$39.00	$30.09	$30.24	$36.99	$25.09
Net investment income (loss) (a)	0.19	0.21	0.24	0.19	0.15	0.16
Net realized and unrealized gain (loss)	0.87	(1.52)	8.97	0.92	(3.77)	12.03
Total from investment operations	1.06	(1.31)	9.21	1.11	(3.62)	12.19
Less distributions:
From net investment income	(0.22)	(0.20)	(0.30)	(0.16)	(0.10)	(0.29)
From net realized gain on investments	(1.36)	—	—	(1.10)	(3.03)	—
Total distributions	(1.58)	(0.20)	(0.30)	(1.26)	(3.13)	(0.29)
Net asset value at end of period	$36.97	$37.49	$39.00	$30.09	$30.24	$36.99
Total investment return (b)	2.91%	(3.44)%	30.76%	3.60%	(10.72)%	48.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.05%††	0.52%	0.65%	0.62%	0.45%	0.48%
Net expenses (c)	0.69%††	0.67%	0.68%	0.69%	0.69%	0.66%
Portfolio turnover rate	3%	15%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$49,574	$55,469	$80,225	$75,684	$73,935	$135,219

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Enduring Capital Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$37.49	$39.00	$30.10	$30.24	$37.00	$33.07
Net investment income (loss) (a)	0.25	0.21	0.25	0.22	0.16	0.14
Net realized and unrealized gain (loss)	0.82	(1.50)	8.98	0.92	(3.77)	3.79
Total from investment operations	1.07	(1.29)	9.23	1.14	(3.61)	3.93
Less distributions:
From net investment income	(0.25)	(0.22)	(0.33)	(0.18)	(0.12)	—
From net realized gain on investments	(1.36)	—	—	(1.10)	(3.03)	—
Total distributions	(1.61)	(0.22)	(0.33)	(1.28)	(3.15)	—
Net asset value at end of period	$36.95	$37.49	$39.00	$30.10	$30.24	$37.00
Total investment return (b)	2.93%	(3.38)%	30.83%	3.69%	(10.69)%	11.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.34%††	0.53%	0.69%	0.71%	0.50%	0.44%††
Net expenses (c)	0.61%††	0.60%	0.61%	0.61%	0.63%	0.60%††
Portfolio turnover rate	3%	15%	7%	17%	2%	24%
Net assets at end of period (in 000’s)	$93,854	$207,178	$183,301	$155,134	$196,860	$262,843

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Enduring Capital Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 1, 1998
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	December 28, 2004
Class R6	April 26, 2021
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

12	NYLI WMC Enduring Capital Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant
13

Notes to Financial Statements (Unaudited) (continued)
amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and

14	NYLI WMC Enduring Capital Fund

(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up
15

Notes to Financial Statements (Unaudited) (continued)
to $500 million; 0.525% from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.55% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,211,864 and waived fees and/or reimbursed expenses in the amount of $3,498 and paid the Subadvisor fees in the amount of $523,311.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $5,461 and $864, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $4,320 and $68, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$80,398	$—
Investor Class	34,106	(2,833)
Class C	8,664	(665)
Class I	19,935	—
Class R6	3,119	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$51,121	0.1%

16	NYLI WMC Enduring Capital Fund

Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$244,050,811	$133,039,264	$(4,822,164)	$128,217,100
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$2,070,460
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended
April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $13,649 and $170,215, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	74,885	$2,768,975
Shares issued to shareholders in reinvestment of distributions	229,122	8,317,114
Shares redeemed	(781,451)	(28,979,219)
Net increase (decrease) in shares outstanding before conversion	(477,444)	(17,893,130)
Shares converted into Class A (See Note 1)	8,780	321,181
Net increase (decrease)	(468,664)	$(17,571,949)
Year ended October 31, 2025:
Shares sold	376,572	$14,885,226
Shares issued to shareholders in reinvestment of distributions	15,111	616,517
Shares redeemed	(1,013,833)	(39,821,438)
Net increase (decrease) in shares outstanding before conversion	(622,150)	(24,319,695)
Shares converted into Class A (See Note 1)	53,032	2,089,780
Shares converted from Class A (See Note 1)	(984)	(38,888)
Net increase (decrease)	(570,102)	$(22,268,803)

17

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	3,857	$142,175
Shares issued to shareholders in reinvestment of distributions	18,356	666,522
Shares redeemed	(30,525)	(1,130,511)
Net increase (decrease) in shares outstanding before conversion	(8,312)	(321,814)
Shares converted into Investor Class (See Note 1)	571	21,474
Shares converted from Investor Class (See Note 1)	(7,828)	(286,153)
Net increase (decrease)	(15,569)	$(586,493)
Year ended October 31, 2025:
Shares sold	16,098	$634,910
Shares redeemed	(49,933)	(1,967,599)
Net increase (decrease) in shares outstanding before conversion	(33,835)	(1,332,689)
Shares converted into Investor Class (See Note 1)	9,631	385,465
Shares converted from Investor Class (See Note 1)	(27,227)	(1,064,499)
Net increase (decrease)	(51,431)	$(2,011,723)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares redeemed	(361)	$(12,259)
Net increase (decrease) in shares outstanding before conversion	(361)	(12,259)
Shares converted from Class B	(17,132)	(595,427)
Net increase (decrease)	(17,493)	$(607,686)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,010	$31,890
Shares issued to shareholders in reinvestment of distributions	7,186	222,976
Shares redeemed	(63,374)	(2,000,580)
Net increase (decrease) in shares outstanding before conversion	(55,178)	(1,745,714)
Shares converted from Class C (See Note 1)	(2,203)	(69,543)
Net increase (decrease)	(57,381)	$(1,815,257)
Year ended October 31, 2025:
Shares sold	3,842	$130,740
Shares redeemed	(160,306)	(5,432,015)
Net increase (decrease) in shares outstanding before conversion	(156,464)	(5,301,275)
Shares converted from Class C (See Note 1)	(23,892)	(815,319)
Net increase (decrease)	(180,356)	$(6,116,594)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	46,423	$1,721,495
Shares issued to shareholders in reinvestment of distributions	61,903	2,260,683
Shares redeemed	(247,070)	(9,231,958)
Net increase (decrease) in shares outstanding before conversion	(138,744)	(5,249,780)
Shares converted into Class I (See Note 1)	352	13,041
Net increase (decrease)	(138,392)	$(5,236,739)
Year ended October 31, 2025:
Shares sold	82,192	$3,288,912
Shares issued to shareholders in reinvestment of distributions	9,606	394,143
Shares redeemed	(670,517)	(26,195,832)
Net increase (decrease) in shares outstanding before conversion	(578,719)	(22,512,777)
Shares converted into Class I (See Note 1)	976	38,888
Net increase (decrease)	(577,743)	$(22,473,889)

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	94,136	$3,525,401
Shares issued to shareholders in reinvestment of distributions	238,141	8,692,160
Shares redeemed	(3,318,181)	(124,499,143)
Net increase (decrease)	(2,985,904)	$(112,281,582)
Year ended October 31, 2025:
Shares sold	1,337,947	$52,234,360
Shares issued to shareholders in reinvestment of distributions	25,176	1,032,457
Shares redeemed	(537,238)	(21,438,012)
Net increase (decrease)	825,885	$31,828,805

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI WMC Enduring Capital Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
19

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

20

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
28

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI Winslow Large Cap Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 3.5%
GE Aerospace	953,471	$ 276,439,847
Howmet Aerospace, Inc.	622,412	151,271,012
		427,710,859
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	563,900	102,522,659
Automobiles 1.4%
Tesla, Inc. (a)	446,695	170,472,213
Broadline Retail 4.7%
Amazon.com, Inc. (a)	2,170,963	575,435,453
Building Products 1.4%
Trane Technologies plc	338,800	166,872,552
Capital Markets 1.6%
CME Group, Inc.	200,100	57,592,782
Morgan Stanley	330,300	62,951,877
Stripe Global Holdings, Inc., Class B (a)(b)(c)	1,156,349	72,849,987
		193,394,646
Chemicals 1.1%
Ecolab, Inc.	504,550	131,485,730
Communications Equipment 2.6%
Arista Networks, Inc. (a)	1,307,780	225,866,684
Lumentum Holdings, Inc. (a)	103,800	93,660,816
		319,527,500
Construction & Engineering 1.9%
Quanta Services, Inc.	327,900	238,635,783
Electrical Equipment 3.0%
GE Vernova, Inc.	261,000	282,783,060
Vertiv Holdings Co., Class A	279,900	91,944,351
		374,727,411
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	1,125,570	165,762,694
Entertainment 2.9%
Netflix, Inc. (a)	2,253,200	210,922,052
	Shares	Value

Entertainment (continued)
Spotify Technology SA (a)	312,521	$ 139,556,252
		350,478,304
Financial Services 3.4%
Mastercard, Inc., Class A	372,688	187,432,249
Visa, Inc., Class A	680,480	224,449,523
		411,881,772
Health Care Equipment & Supplies 3.0%
Intuitive Surgical, Inc. (a)	523,483	239,551,056
Stryker Corp.	406,800	128,194,884
		367,745,940
Health Care Providers & Services 1.0%
McKesson Corp.	148,510	121,065,352
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.	770,400	129,704,544
Hilton Worldwide Holdings, Inc.	778,697	252,352,337
		382,056,881
Interactive Media & Services 11.6%
Alphabet, Inc., Class C	2,468,330	942,753,960
Meta Platforms, Inc., Class A	796,734	487,529,502
		1,430,283,462
IT Services 1.9%
Shopify, Inc., Class A (a)	1,379,236	167,066,857
Snowflake, Inc., Class A (a)	468,000	63,867,960
		230,934,817
Machinery 1.5%
Caterpillar, Inc.	58,400	51,982,424
Parker-Hannifin Corp.	147,200	133,866,624
		185,849,048
Pharmaceuticals 3.3%
Elanco Animal Health, Inc. (a)	5,044,500	112,845,465
Eli Lilly & Co.	314,521	293,951,327
		406,796,792
Semiconductors & Semiconductor Equipment 25.8%
Advanced Micro Devices, Inc. (a)	673,200	238,642,668
Analog Devices, Inc.	399,800	160,823,548
ASML Holding NV (Registered)	106,300	152,964,637
Broadcom, Inc.	1,977,820	825,601,403
KLA Corp.	137,100	239,972,985
Lam Research Corp.	386,700	99,714,462
Micron Technology, Inc.	220,200	113,878,632
NVIDIA Corp.	5,911,379	1,179,733,907

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	585,000	$ 164,431,800
		3,175,764,042
Software 9.5%
AppLovin Corp., Class A (a)	115,100	51,374,885
Microsoft Corp.	2,019,657	823,575,731
OpenAI, Class A (a)(b)(c)	29,095	20,008,250
Oracle Corp.	670,632	108,233,299
Palantir Technologies, Inc., Class A (a)	1,191,600	165,763,476
		1,168,955,641
Specialty Retail 1.0%
O'Reilly Automotive, Inc. (a)	1,217,200	120,989,680
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	2,773,384	752,557,748
Total Common Stocks (Cost $6,593,522,532)		11,971,906,979
Preferred Stocks 1.5%
Software 1.5%
Anthropic PBC (a)(b)(c)
Series F-1	147,622	38,254,233
Series G-1	139,193	36,069,973

Databricks, Inc. Series L (a)(b)(c)	217,517	37,360,720
OpenAI PBC Series C (a)(b)(c)	119,017	81,846,432
Total Preferred Stocks (Cost $180,054,554)		193,531,358
	Shares	Value
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 3.536% (d)(e)	83,034,297	$ 83,034,297
Total Short-Term Investment (Cost $83,034,297)		83,034,297
Total Investments (Cost $6,856,611,383)	99.6%	12,248,472,634
Other Assets, Less Liabilities	0.4	44,091,136
Net Assets	100.0%	$ 12,292,563,770

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security. (See Note 5)
(d)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of April 30, 2026.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 89,496	$ 1,851,778	$ (1,858,240)	$ —	$ —	$ 83,034	$ 1,758	$ —	83,034

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Winslow Large Cap Growth Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 11,879,048,742	$ —	$ 92,858,237	$ 11,971,906,979
Preferred Stocks	—	—	193,531,358	193,531,358
Short-Term Investment
Affiliated Investment Company	83,034,297	—	—	83,034,297
Total Investments in Securities	$ 11,962,083,039	$ —	$ 286,389,595	$ 12,248,472,634

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of April 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of April 30, 2026
Common Stocks	$12,510,850	$—	$—	$7,497,400	$85,360,837	$(12,510,850)	$—	$—	$92,858,237	$7,497,400
Preferred Stocks	20,809,919	—	—	13,476,804	159,244,635	—	—	—	193,531,358	13,476,804
Total	$33,320,769	$—	$—	$20,974,204	$244,605,472	$(12,510,850)	$—	$—	$286,389,595	$20,974,204
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $6,773,577,086)	$12,165,438,337
Investment in affiliated investment companies, at value (identified cost $83,034,297)	83,034,297
Receivables:
Investment securities sold	49,255,408
Fund shares sold	9,821,352
Dividends	1,268,601
Other assets	434,837
Total assets	12,309,252,832
Liabilities
Payables:
Fund shares redeemed	8,895,500
Manager (See Note 3)	6,004,784
Transfer agent (See Note 3)	1,068,265
Distribution/Service fees (See Note 3)	471,010
Professional fees	157,029
Trustees	39,657
Custodian	30,861
Accrued expenses	21,956
Total liabilities	16,689,062
Net assets	$12,292,563,770
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$11,424,484
Additional paid-in-capital	6,580,548,271
6,591,972,755
Total distributable earnings (loss)	5,700,591,015
Net assets	$12,292,563,770
Class A
Net assets applicable to outstanding shares	$1,706,541,398
Shares of beneficial interest outstanding	195,767,543
Net asset value per share outstanding	$8.72
Maximum sales charge (5.50% of offering price)	0.51
Maximum offering price per share outstanding	$9.23
Investor Class
Net assets applicable to outstanding shares	$51,894,262
Shares of beneficial interest outstanding	6,399,922
Net asset value per share outstanding	$8.11
Maximum sales charge (5.00% of offering price)	0.43
Maximum offering price per share outstanding	$8.54
Class C
Net assets applicable to outstanding shares	$30,542,766
Shares of beneficial interest outstanding	11,253,486
Net asset value and offering price per share outstanding	$2.71
Class I
Net assets applicable to outstanding shares	$6,603,798,687
Shares of beneficial interest outstanding	581,527,948
Net asset value and offering price per share outstanding	$11.36
Class R1
Net assets applicable to outstanding shares	$611,307,387
Shares of beneficial interest outstanding	58,792,655
Net asset value and offering price per share outstanding	$10.40
Class R2
Net assets applicable to outstanding shares	$124,634,224
Shares of beneficial interest outstanding	14,736,548
Net asset value and offering price per share outstanding	$8.46
Class R3
Net assets applicable to outstanding shares	$34,804,862
Shares of beneficial interest outstanding	5,231,137
Net asset value and offering price per share outstanding	$6.65
Class R6
Net assets applicable to outstanding shares	$3,127,250,265
Shares of beneficial interest outstanding	268,514,551
Net asset value and offering price per share outstanding	$11.65
SIMPLE Class
Net assets applicable to outstanding shares	$1,789,919
Shares of beneficial interest outstanding	224,644
Net asset value and offering price per share outstanding	$7.97

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Winslow Large Cap Growth Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $74,856)	$27,541,892
Dividends-affiliated	1,758,183
Securities lending, net	1,886
Total income	29,301,961
Expenses
Manager (See Note 3)	38,559,221
Transfer agent (See Note 3)	3,572,916
Distribution/Service—Class A (See Note 3)	2,150,370
Distribution/Service—Investor Class (See Note 3)	64,958
Distribution/Service—Class C (See Note 3)	167,151
Distribution/Service—Class R2 (See Note 3)	159,090
Distribution/Service—Class R3 (See Note 3)	90,724
Distribution/Service—SIMPLE Class (See Note 3)	3,885
Professional fees	496,364
Shareholder service (See Note 3)	392,919
Shareholder communication	227,867
Trustees	202,538
Registration	123,549
Custodian	66,589
Miscellaneous	230,814
Total expenses before waiver/reimbursement	46,508,955
Expense waiver/reimbursement from Manager (See Note 3)	(225,365)
Net expenses	46,283,590
Net investment income (loss)	(16,981,629)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	373,967,453
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(1,121,258,018)
Net realized and unrealized gain (loss)	(747,290,565)
Net increase (decrease) in net assets resulting from operations	$(764,272,194)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(16,981,629)	$(35,573,244)
Net realized gain (loss)	373,967,453	2,612,740,822
Net change in unrealized appreciation (depreciation)	(1,121,258,018)	729,653,707
Net increase (decrease) in net assets resulting from operations	(764,272,194)	3,306,821,285
Distributions to shareholders:
Class A	(365,762,582)	(313,430,183)
Investor Class	(11,690,261)	(13,319,810)
Class B(a)	—	(750,567)
Class C	(16,743,544)	(14,881,422)
Class I	(1,141,054,258)	(1,214,596,598)
Class R1	(113,704,586)	(190,704,011)
Class R2	(27,381,921)	(26,441,459)
Class R3	(9,549,705)	(10,325,583)
Class R6	(533,688,007)	(569,516,061)
SIMPLE Class	(311,688)	(156,740)
Total distributions to shareholders	(2,219,886,552)	(2,354,122,434)
Capital share transactions:
Net proceeds from sales of shares	958,266,601	2,486,021,676
Net asset value of shares issued to shareholders in reinvestment of distributions	1,998,707,785	2,150,592,623
Cost of shares redeemed	(2,017,876,416)	(5,496,612,172)
Increase (decrease) in net assets derived from capital share transactions	939,097,970	(859,997,873)
Net increase (decrease) in net assets	(2,045,060,776)	92,700,978
Net Assets
Beginning of period	14,337,624,546	14,244,923,568
End of period	$12,292,563,770	$14,337,624,546

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.42	$11.00	$8.39	$8.03	$14.92	$11.08
Net investment income (loss) (a)	(0.02)	(0.05)	(0.04)	(0.03)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	(0.54)	2.62	3.60	1.44	(3.74)	4.55
Total from investment operations	(0.56)	2.57	3.56	1.41	(3.78)	4.48
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$8.72	$11.42	$11.00	$8.39	$8.03	$14.92
Total investment return (b)	(5.26)%	26.41%	45.84%	19.57%	(31.71)%	42.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.49)%††	(0.48)%	(0.43)%	(0.39)%	(0.37)%	(0.53)%
Net expenses (c)	0.96%††(d)	0.94%	0.94%	0.98%	0.96%	0.93%
Expenses (before waiver/reimbursement) (c)	0.96%††	0.95%	0.95%	0.98%(d)	0.96%(d)	0.94%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$1,706,541	$1,964,436	$1,609,442	$1,153,265	$1,065,870	$1,745,833

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.79	$10.51	$8.07	$7.78	$14.56	$10.84
Net investment income (loss) (a)	(0.03)	(0.06)	(0.06)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	(0.51)	2.49	3.45	1.39	(3.62)	4.44
Total from investment operations	(0.54)	2.43	3.39	1.34	(3.67)	4.36
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$8.11	$10.79	$10.51	$8.07	$7.78	$14.56
Total investment return (b)	(5.39)%	26.29%	45.51%	19.26%	(31.75)%	41.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.66)%††	(0.63)%	(0.60)%	(0.59)%	(0.52)%	(0.67)%
Net expenses (c)	1.12%††(d)	1.10%	1.13%	1.19%	1.11%	1.08%
Expenses (before waiver/reimbursement) (c)	1.12%††	1.11%	1.14%	1.19%(d)	1.11%(d)	1.09%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000's)	$51,894	$59,043	$65,173	$61,360	$64,065	$106,354

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$5.10	$6.04	$5.02	$5.26	$10.93	$8.35
Net investment income (loss) (a)	(0.02)	(0.06)	(0.08)	(0.07)	(0.08)	(0.13)
Net realized and unrealized gain (loss)	(0.23)	1.27	2.05	0.88	(2.48)	3.35
Total from investment operations	(0.25)	1.21	1.97	0.81	(2.56)	3.22
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$2.71	$5.10	$6.04	$5.02	$5.26	$10.93
Total investment return (b)	(5.92)%	25.27%	44.73%	18.24%	(32.29)%	40.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.40)%††	(1.38)%	(1.35)%	(1.34)%	(1.27)%	(1.42)%
Net expenses (c)	1.87%††(d)	1.85%	1.88%	1.94%	1.86%	1.83%
Expenses (before waiver/reimbursement) (c)	1.87%††	1.86%	1.89%	1.94%(d)	1.86%(d)	1.84%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$30,543	$40,703	$42,297	$38,923	$46,833	$90,377

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.19	$13.16	$9.85	$9.24	$16.66	$12.28
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(0.68)	3.21	4.28	1.68	(4.30)	5.06
Total from investment operations	(0.69)	3.18	4.26	1.67	(4.31)	5.02
Less distributions:
From net investment income	—	—	—	(0.01)	—	—
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.14)	(2.15)	(0.95)	(1.06)	(3.11)	(0.64)
Net asset value at end of period	$11.36	$14.19	$13.16	$9.85	$9.24	$16.66
Total investment return (b)	(5.13)%	26.75%	46.17%	19.89%	(31.55)%	42.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.24)%††	(0.23)%	(0.17)%	(0.14)%	(0.11)%	(0.28)%
Net expenses (c)	0.71%††(d)	0.69%	0.69%	0.73%	0.71%	0.68%
Expenses (before waiver/reimbursement) (c)	0.71%††	0.70%	0.70%	0.73%(d)	0.71%(d)	0.69%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$6,603,799	$7,678,646	$7,604,267	$6,217,494	$6,016,574	$8,434,291

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R1	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.19	$12.38	$9.32	$8.80	$16.03	$11.85
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.63)	3.00	4.04	1.59	(4.10)	4.87
Total from investment operations	(0.65)	2.96	4.01	1.57	(4.12)	4.82
Less distributions:
From net investment income	—	—	—	(0.00)‡	—	—
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$10.40	$13.19	$12.38	$9.32	$8.80	$16.03
Total investment return (b)	(5.23)%	26.66%	46.10%	19.73%	(31.62)%	42.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.34)%††	(0.32)%	(0.27)%	(0.25)%	(0.22)%	(0.38)%
Net expenses (c)	0.81%††(d)	0.79%	0.79%	0.83%	0.81%	0.78%
Expenses (before waiver/reimbursement) (c)	0.81%††	0.80%	0.80%	0.83%(d)	0.81%(d)	0.79%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$611,307	$727,217	$1,045,850	$850,155	$721,142	$1,207,903

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.15	$10.79	$8.25	$7.93	$14.78	$10.99
Net investment income (loss) (a)	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	(0.52)	2.57	3.54	1.41	(3.70)	4.51
Total from investment operations	(0.55)	2.51	3.49	1.37	(3.74)	4.43
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$8.46	$11.15	$10.79	$8.25	$7.93	$14.78
Total investment return (b)	(5.31)%	26.36%	45.74%	19.29%	(31.74)%	42.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.59)%††	(0.58)%	(0.52)%	(0.49)%	(0.47)%	(0.63)%
Net expenses (c)	1.06%††(d)	1.04%	1.04%	1.08%	1.06%	1.03%
Expenses (before waiver/reimbursement) (c)	1.06%††	1.05%	1.05%	1.08%(d)	1.06%(d)	1.04%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$124,634	$143,650	$132,364	$111,520	$106,414	$188,790

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Class R3	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.25	$9.31	$7.25	$7.10	$13.60	$10.19
Net investment income (loss) (a)	(0.03)	(0.07)	(0.07)	(0.05)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	(0.43)	2.16	3.08	1.25	(3.33)	4.15
Total from investment operations	(0.46)	2.09	3.01	1.20	(3.39)	4.05
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$6.65	$9.25	$9.31	$7.25	$7.10	$13.60
Total investment return (b)	(5.56)%	26.09%	45.40%	19.11%	(31.98)%	41.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.84)%††	(0.83)%	(0.78)%	(0.73)%	(0.72)%	(0.88)%
Net expenses (c)	1.31%††(d)	1.29%	1.29%	1.33%	1.31%	1.28%
Expenses (before waiver/reimbursement) (c)	1.31%††	1.30%	1.30%	1.33%(d)	1.31%(d)	1.29%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$34,805	$41,701	$45,092	$34,337	$38,027	$63,195

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Winslow Large Cap Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.49	$13.39	$10.00	$9.37	$16.84	$12.39
Net investment income (loss) (a)	(0.01)	(0.02)	(0.01)	(0.01)	(0.00)‡	(0.03)
Net realized and unrealized gain (loss)	(0.69)	3.27	4.35	1.71	(4.36)	5.12
Total from investment operations	(0.70)	3.25	4.34	1.70	(4.36)	5.09
Less distributions:
From net investment income	—	—	—	(0.02)	—	—
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Total distributions	(2.14)	(2.15)	(0.95)	(1.07)	(3.11)	(0.64)
Net asset value at end of period	$11.65	$14.49	$13.39	$10.00	$9.37	$16.84
Total investment return (b)	(5.09)%	26.83%	46.29%	19.95%	(31.50)%	42.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.17)%††	(0.16)%	(0.10)%	(0.05)%	(0.04)%	(0.22)%
Net expenses (c)	0.64%††(d)	0.63%	0.62%	0.64%	0.63%	0.62%
Expenses (before waiver/reimbursement) (c)	0.64%††	0.64%	0.63%	0.64%(d)	0.64%(d)	0.63%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$3,127,250	$3,680,741	$3,697,455	$3,455,134	$3,285,993	$4,782,798

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.64	$10.40	$8.00	$7.72	$14.52	$10.84
Net investment income (loss) (a)	(0.03)	(0.07)	(0.07)	(0.05)	(0.07)	(0.12)
Net realized and unrealized gain (loss)	(0.50)	2.46	3.42	1.38	(3.62)	4.44
Total from investment operations	(0.53)	2.39	3.35	1.33	(3.69)	4.32
Less distributions:
From net realized gain on investments	(2.14)	(2.15)	(0.95)	(1.05)	(3.11)	(0.64)
Net asset value at end of period	$7.97	$10.64	$10.40	$8.00	$7.72	$14.52
Total investment return (b)	(5.38)%	26.16%	45.40%	19.28%	(32.02)%	41.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.71)%††	(0.73)%	(0.68)%	(0.68)%	(0.77)%	(0.96)%
Net expenses (c)	1.17%††(d)	1.18%	1.19%	1.24%	1.37%	1.33%
Expenses (before waiver/reimbursement) (c)	1.17%††	1.19%	1.20%	1.24%(d)	1.38%(d)	1.34%
Portfolio turnover rate	38%	84%	70%	81%	77%	66%
Net assets at end of period (in 000’s)	$1,790	$1,487	$729	$358	$220	$71

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Winslow Large Cap Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Winslow Large Cap Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 1, 1995
Investor Class	February 28, 2008
Class C	April 1, 2005
Class I	April 1, 2005
Class R1	April 1, 2005
Class R2	April 1, 2005
Class R3	April 28, 2006
Class R6	June 17, 2013
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share trans-actions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class, Class R2, Class R3 and SIMPLE Class shares. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee. Class R1, Class R2 and Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R2 and Class R3 shares.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

15

Notes to Financial Statements (Unaudited) (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

16	NYLI Winslow Large Cap Growth Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of the Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
Asset Class	Fair Value at 4/30/26	Valuation Technique	Unobservable Inputs	Impact to Value If Input Increase (Decrease)*	Range/Weighted Average
Common Stocks	$92,858,237	Market Approach	Precedent Transaction	Increase	N/A
Preferred Stocks	193,531,358	Market Approach	Precedent Transaction	Increase	N/A
		Market Comparable Cos.	Monthly Enterprise Value Movement	Increase	12.7%/12.7%
			Weighting probability	Increase	50.0%/50.0%
			Daily Market Movement of Comparables	Increase	2.6%/2.6%
	$286,389,595
*Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable inputs would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

17

Notes to Financial Statements (Unaudited) (continued)
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Winslow, New York Life Investment Management pays for the services of the Subadvisor.

18	NYLI Winslow Large Cap Growth Fund

Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; 0.575% on assets over $9 billion; 0.55% from $11 billion to $13 billion; and 0.525% over $13 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.62% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Fund’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Fund’s average daily net assets over $13 billion. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investment Management has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of the Fund’s average daily net assets. New York Life Investment Management has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investment Management has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.95%. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $38,559,221 and waived fees and/or reimbursed expenses in the amount of $225,365 and paid the Subadvisor fees in the amount of $15,128,926.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the six-month period ended April 30, 2026, shareholder service fees incurred by the Fund were as follows:

Class R1	$311,138
Class R2	63,636
Class R3	18,145
19

Notes to Financial Statements (Unaudited) (continued)
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $121,010 and $3,790, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $17,939 and $3,224, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$635,382	$—
Investor Class	62,820	—
Class C	40,265	—
Class I	2,480,055	—
Class R1	229,811	—
Class R2	47,013	—
Class R3	13,393	—
Class R6	63,853	—
SIMPLE Class	324	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$45,610	2.5%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$6,904,854,579	$5,391,203,818	$(47,585,763)	$5,343,618,055
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$403,541,969
Long-Term Capital Gains	1,950,580,465
Total	$2,354,122,434

Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
20	NYLI Winslow Large Cap Growth Fund

As of April 30, 2026, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Shares	Cost	4/30/26 Value	Percent of Net Assets
Anthropic PBC Series F-1
Preferred Stock	8/29/2025	147,622	$ 20,809,919	$ 38,254,233	0.3%
Anthropic PBC Series G-1
Preferred Stock	1/27/2026	139,193	36,069,973	36,069,973	0.3
Databricks, Inc. Series L
Preferred Stock	12/16/2025	217,517	41,328,230	37,360,720	0.3
OpenAI, Class A
Common Stock	10/3/2025	29,095	12,510,850	20,008,250	0.2
OpenAI PBC Series C
Preferred Stock	3/31/2026	119,017	81,846,432	81,846,432	0.6
Stripe Global Holdings, Inc., Class B
Common Stock	4/8/2026	1,156,349	72,849,987	72,849,987	0.6
Total			$ 265,415,391	$ 286,389,595	2.3%

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $4,794,041 and $6,111,087, respectively.

21

Notes to Financial Statements (Unaudited) (continued)
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	10,346,848	$91,509,693
Shares issued to shareholders in reinvestment of distributions	38,584,402	343,400,378
Shares redeemed	(25,572,756)	(224,369,738)
Net increase (decrease) in shares outstanding before conversion	23,358,494	210,540,333
Shares converted into Class A (See Note 1)	442,868	3,748,382
Shares converted from Class A (See Note 1)	(58,511)	(527,601)
Net increase (decrease)	23,742,851	$213,761,114
Year ended October 31, 2025:
Shares sold	24,396,652	$243,920,602
Shares issued to shareholders in reinvestment of distributions	29,523,238	291,984,827
Shares redeemed	(30,547,841)	(306,038,566)
Net increase (decrease) in shares outstanding before conversion	23,372,049	229,866,863
Shares converted into Class A (See Note 1)	2,340,496	23,528,148
Shares converted from Class A (See Note 1)	(56,321)	(580,623)
Net increase (decrease)	25,656,224	$252,814,388

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	235,786	$1,922,938
Shares issued to shareholders in reinvestment of distributions	1,411,539	11,688,653
Shares redeemed	(531,670)	(4,362,861)
Net increase (decrease) in shares outstanding before conversion	1,115,655	9,248,730
Shares converted into Investor Class (See Note 1)	10,502	90,255
Shares converted from Investor Class (See Note 1)	(199,928)	(1,586,412)
Net increase (decrease)	926,229	$7,752,573
Year ended October 31, 2025:
Shares sold	482,525	$4,487,339
Shares issued to shareholders in reinvestment of distributions	1,421,810	13,293,925
Shares redeemed	(794,139)	(7,565,727)
Net increase (decrease) in shares outstanding before conversion	1,110,196	10,215,537
Shares converted into Investor Class (See Note 1)	86,704	846,170
Shares converted from Investor Class (See Note 1)	(1,924,023)	(18,374,140)
Net increase (decrease)	(727,123)	$(7,312,433)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	3,598	$22,091
Shares issued to shareholders in reinvestment of distributions	167,142	748,796
Shares redeemed	(23,928)	(117,637)
Net increase (decrease) in shares outstanding before conversion	146,812	653,250
Shares converted from Class B	(518,694)	(2,377,543)
Net increase (decrease)	(371,882)	$(1,724,293)

22	NYLI Winslow Large Cap Growth Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,074,322	$3,023,255
Shares issued to shareholders in reinvestment of distributions	5,647,169	15,699,130
Shares redeemed	(3,296,730)	(9,215,942)
Net increase (decrease) in shares outstanding before conversion	3,424,761	9,506,443
Shares converted from Class C (See Note 1)	(156,389)	(468,054)
Net increase (decrease)	3,268,372	$9,038,389
Year ended October 31, 2025:
Shares sold	1,682,083	$7,716,455
Shares issued to shareholders in reinvestment of distributions	3,070,303	13,662,849
Shares redeemed	(3,266,938)	(14,864,364)
Net increase (decrease) in shares outstanding before conversion	1,485,448	6,514,940
Shares converted from Class C (See Note 1)	(508,862)	(2,187,592)
Net increase (decrease)	976,586	$4,327,348

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	42,759,590	$485,858,816
Shares issued to shareholders in reinvestment of distributions	87,998,802	1,019,026,132
Shares redeemed	(90,215,333)	(1,029,722,906)
Net increase (decrease) in shares outstanding before conversion	40,543,059	475,162,042
Shares converted into Class I (See Note 1)	45,363	527,601
Shares converted from Class I (See Note 1)	(161,909)	(1,754,997)
Net increase (decrease)	40,426,513	$473,934,646
Year ended October 31, 2025:
Shares sold	107,577,545	$1,360,689,184
Shares issued to shareholders in reinvestment of distributions	89,731,201	1,100,104,524
Shares redeemed	(233,991,012)	(2,935,237,778)
Net increase (decrease) in shares outstanding before conversion	(36,682,266)	(474,444,070)
Shares converted into Class I (See Note 1)	46,518	585,190
Shares converted from Class I (See Note 1)	(111,842)	(1,445,503)
Net increase (decrease)	(36,747,590)	$(475,304,383)

Class R1	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	3,417,575	$35,013,933
Shares issued to shareholders in reinvestment of distributions	10,716,738	113,704,586
Shares redeemed	(10,496,261)	(113,056,454)
Net increase (decrease)	3,638,052	$35,662,065
Year ended October 31, 2025:
Shares sold	17,775,968	$214,426,935
Shares issued to shareholders in reinvestment of distributions	16,728,422	190,704,011
Shares redeemed	(63,851,654)	(744,992,591)
Net increase (decrease) in shares outstanding before conversion	(29,347,264)	(339,861,645)
Shares converted into Class R1 (See Note 1)	1,744	20,403
Shares converted from Class R1 (See Note 1)	(1,088)	(14,510)
Net increase (decrease)	(29,346,608)	$(339,855,752)

Class R2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,201,059	$18,521,301
Shares issued to shareholders in reinvestment of distributions	2,581,268	22,302,159
Shares redeemed	(2,929,946)	(24,499,852)
Net increase (decrease)	1,852,381	$16,323,608
Year ended October 31, 2025:
Shares sold	3,317,020	$33,149,735
Shares issued to shareholders in reinvestment of distributions	2,267,290	21,902,020
Shares redeemed	(4,966,126)	(45,911,612)
Net increase (decrease)	618,184	$9,140,143

Class R3	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	241,025	$1,608,478
Shares issued to shareholders in reinvestment of distributions	1,354,725	9,212,131
Shares redeemed	(870,735)	(5,779,734)
Net increase (decrease)	725,015	$5,040,875
Year ended October 31, 2025:
Shares sold	926,058	$7,368,348
Shares issued to shareholders in reinvestment of distributions	1,247,645	10,031,065
Shares redeemed	(2,510,613)	(19,746,010)
Net increase (decrease)	(336,910)	$(2,346,597)

23

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	27,651,615	$320,361,443
Shares issued to shareholders in reinvestment of distributions	39,036,472	463,362,928
Shares redeemed	(52,135,943)	(606,824,822)
Net increase (decrease)	14,552,144	$176,899,549
Year ended October 31, 2025:
Shares sold	48,188,930	$613,555,259
Shares issued to shareholders in reinvestment of distributions	40,607,823	508,003,866
Shares redeemed	(110,952,997)	(1,421,913,328)
Net increase (decrease)	(22,156,244)	$(300,354,203)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	56,107	$446,744
Shares issued to shareholders in reinvestment of distributions	38,291	311,688
Shares redeemed	(5,889)	(44,107)
Net increase (decrease) in shares outstanding before conversion	88,509	714,325
Shares converted from SIMPLE Class (See Note 1)	(3,665)	(29,174)
Net increase (decrease)	84,844	$685,151
Year ended October 31, 2025:
Shares sold	76,886	$685,728
Shares issued to shareholders in reinvestment of distributions	16,982	156,740
Shares redeemed	(24,130)	(224,559)
Net increase (decrease)	69,738	$617,909

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI Winslow Large Cap Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
29

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
30

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
31

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
32

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
33

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
34

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
35

NYLI MacKay Convertible Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Convertible Securities 94.0%
Convertible Bonds 84.6%
Aerospace & Defense 0.9%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,835,000	$ 4,917,195
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	10,120,000	10,970,080
		15,887,275
Automobile Components 0.7%
Patrick Industries, Inc.
1.75%, due 12/1/28	8,804,000	13,267,628
Automobiles 0.5%
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	8,404,305
Beverages 0.5%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,690,590
Biotechnology 8.3%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	6,757,296
Arrowhead Pharmaceuticals, Inc.
(zero coupon), due 1/15/32	9,652,000	11,007,141
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	18,983,363
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	15,022,000	16,717,233
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31	8,856,000	8,625,744
0.875%, due 11/15/32	8,857,000	8,741,859
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)	10,631,000	11,049,596
1.75%, due 6/15/28	5,324,000	7,919,450
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	40,207,056
Revolution Medicines, Inc.
0.50%, due 5/1/33	16,937,000	18,905,614
		148,914,352
Broadline Retail 0.9%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,691,962
	Principal Amount	Value

Commercial Services & Supplies 1.6%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 26,609,000	$ 29,146,168
Communications Equipment 4.8%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	12,552,000	86,161,949
Construction & Engineering 0.8%
Fluor Corp.
1.125%, due 8/15/29	10,495,000	14,102,656
Consumer Finance 0.5%
Upstart Holdings, Inc.
1.00%, due 11/15/30	11,789,000	9,490,145
Consumer Staples Distribution & Retail 0.9%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	9,332,000	17,217,540
Electric Utilities 1.6%
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,178,089
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,000,000	3,053,250
		28,231,339
Electrical Equipment 0.7%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	7,394,000	12,889,221
Electronic Equipment, Instruments & Components 5.4%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	51,893,829
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,700,000	12,682,750
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,743,000	11,036,383
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	20,280,000	21,713,796
		97,326,758
Entertainment 2.7%
IMAX Corp.
0.75%, due 11/15/30 (a)(b)	14,719,000	16,496,319

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	$ 13,561,000	$ 15,873,151
Live Nation Entertainment, Inc.
2.875%, due 1/15/30	13,975,000	15,596,100
		47,965,570
Financial Services 2.6%
Affirm Holdings, Inc.
0.75%, due 12/15/29	11,397,000	12,052,327
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	7,250,000	6,538,594
Global Payments, Inc.
1.50%, due 3/1/31	11,829,000	10,640,186
Shift4 Payments, Inc.
0.50%, due 8/1/27	18,090,000	17,113,391
		46,344,498
Food Products 2.3%
Freshpet, Inc.
3.00%, due 4/1/28 (b)	14,247,000	17,528,084
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	22,194,000	24,857,280
		42,385,364
Ground Transportation 1.2%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	17,288,000	21,164,834
Health Care Equipment & Supplies 6.2%
DexCom, Inc.
0.375%, due 5/15/28	15,040,000	13,953,360
Integer Holdings Corp.
1.875%, due 3/15/30	25,460,000	24,759,850
iRhythm Holdings, Inc.
1.50%, due 9/1/29	14,384,000	16,563,176
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	30,498,079
Merit Medical Systems, Inc.
3.00%, due 2/1/29	23,436,000	25,078,153
		110,852,618
Health Care REITs 2.7%
Welltower OP LLC
3.125%, due 7/15/29 (a)	28,150,000	48,783,950
	Principal Amount	Value

Health Care Technology 0.4%
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	$ 7,157,000	$ 6,899,348
Hotels, Restaurants & Leisure 2.2%
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,316,194
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	12,055,000	11,524,580
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	19,699,150
		40,539,924
Household Durables 0.7%
Meritage Homes Corp.
1.75%, due 5/15/28	13,302,000	13,109,121
Household Products 0.4%
Spectrum Brands, Inc.
3.375%, due 6/1/29	7,412,000	7,578,399
Interactive Media & Services 0.7%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	12,387,750
IT Services 2.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	18,648,000
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	12,025,000	13,834,716
Snowflake, Inc.
(zero coupon), due 10/1/27	12,188,000	13,918,696
		46,401,412
Leisure Products 0.8%
Peloton Interactive, Inc.
5.50%, due 12/1/29	9,651,000	14,843,238
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,415,000	3,574,651
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	10,172,417

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Convertible Fund

	Principal Amount	Value
Convertible Bonds (continued)
Media 0.8%
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	$ 13,850,000	$ 15,210,763
Metals & Mining 0.6%
MP Materials Corp.
3.00%, due 3/1/30 (a)	3,271,000	10,334,725
Oil, Gas & Consumable Fuels 0.8%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	13,762,840
Pharmaceuticals 1.7%
Jazz Investments I Ltd.
2.00%, due 6/15/26 (b)	12,247,000	15,896,606
Zoetis, Inc.
0.25%, due 6/15/29 (a)	15,259,000	15,121,669
		31,018,275
Professional Services 2.5%
Parsons Corp.
2.625%, due 3/1/29	12,747,000	12,549,422
Planet Labs PBC
0.50%, due 10/15/30 (a)	9,797,000	31,705,541
		44,254,963
Real Estate Management & Development 0.5%
Compass, Inc.
0.25%, due 4/15/31 (a)	10,279,000	9,050,660
Residential REITs 0.5%
Tanger Properties LP
2.375%, due 1/15/31 (a)	8,023,000	8,425,755
Semiconductors & Semiconductor Equipment 6.6%
Impinj, Inc.
(zero coupon), due 9/15/29 (a)	10,175,000	9,834,137
MKS, Inc.
1.25%, due 6/1/30	15,811,000	31,139,764
Nova Ltd.
(zero coupon), due 9/15/30 (a)	9,006,000	15,530,847
ON Semiconductor Corp.
(zero coupon), due 5/1/27	19,255,000	37,138,081
Semtech Corp.
(zero coupon), due 10/15/30 (a)(b)	12,239,000	16,391,081
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.
0.75%, due 12/1/31	$ 7,650,000	$ 9,430,538
		119,464,448
Software 9.3%
BILL Holdings, Inc.
(zero coupon), due 4/1/30	13,980,000	12,431,715
Check Point Software Technologies Ltd.
(zero coupon), due 12/15/30 (a)	5,698,000	5,159,539
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)(b)	9,288,000	10,135,066
Datadog, Inc.
(zero coupon), due 12/1/29	16,717,000	16,871,632
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,715,956
Five9, Inc.
1.00%, due 3/15/29	5,835,000	5,065,947
Guidewire Software, Inc.
1.25%, due 11/1/29	11,315,000	11,152,347
Life360, Inc.
(zero coupon), due 6/1/30 (a)	8,200,000	7,763,350
Nebius Group NV
1.00%, due 9/15/30 (a)	7,292,000	9,445,328
Nutanix, Inc.
0.50%, due 12/15/29	15,180,000	14,099,184
Progress Software Corp.
3.50%, due 3/1/30 (b)	12,780,000	11,647,692
Q2 Holdings, Inc.
0.75%, due 6/1/26	12,470,000	12,445,060
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	7,215,000	6,498,911
Unity Software, Inc.
(zero coupon), due 3/15/30	10,909,000	11,931,719
Vertex, Inc.
0.75%, due 5/1/29	8,473,000	7,540,970
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,329,937
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,460,000	7,694,370
		167,928,723
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	15,507,407
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals 6.0%
Seagate HDD Cayman
3.50%, due 6/1/28	$ 3,565,000	$ 29,048,511
Western Digital Corp.
3.00%, due 11/15/28	6,875,000	79,031,906
		108,080,417
Total Convertible Bonds (Cost $1,162,547,123)		1,522,463,958

	Shares

Convertible Preferred Stocks 9.4%
Aerospace & Defense 1.4%
Boeing Co. (The)
6.00%	346,200	24,995,640
Banks 1.6%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,761,280
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,756,237
		28,517,517
Capital Markets 0.4%
Ares Management Corp.
Series B
6.75%	195,700	7,679,268
Electric Utilities 0.5%
NextEra Energy, Inc.
7.299%	162,500	9,594,000
Financial Services 1.1%
Apollo Global Management, Inc.
6.75%	289,050	18,999,256
Semiconductors & Semiconductor Equipment 1.0%
Microchip Technology, Inc.
7.50%	235,175	18,501,217
	Shares	Value

Software 0.7%
Oracle Corp.
Series D
6.50%	255,420	$ 12,431,291
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.
7.625%	240,100	18,396,462
Trading Companies & Distributors 1.7%
QXO, Inc.
5.50%	519,808	29,410,737
Total Convertible Preferred Stocks (Cost $145,456,181)		168,525,388
Total Convertible Securities (Cost $1,308,003,304)		1,690,989,346
Short-Term Investments 9.0%
Affiliated Investment Company 5.7%
NYLI U.S. Government Liquidity Fund, 3.536% (d)(e)	103,377,668	103,377,668
Unaffiliated Investment Companies 3.3%
Allspring Government Money Market Fund, 3.656% (e)(f)	40,000,000	40,000,000
Fidelity Government Portfolio, 3.625% (e)(f)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.659% (e)(f)	17,387,091	17,387,091
		59,387,091
Total Short-Term Investments (Cost $162,764,759)		162,764,759
Total Investments (Cost $1,470,768,063)	103.0%	1,853,754,105
Other Assets, Less Liabilities	(3.0)	(54,346,155)
Net Assets	100.0%	$ 1,799,407,950

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Convertible Fund

(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $74,702,124; the total market value of collateral held by the Fund was $76,285,637. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $16,898,546. The Fund received cash collateral with a value of $59,387,091. (See Note 2(H))
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of April 30, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 85,131	$ 226,481	$ (208,234)	$ —	$ —	$ 103,378	$ 1,565	$ —	103,378

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,522,463,958	$ —	$ 1,522,463,958
Convertible Preferred Stocks	168,525,388	—	—	168,525,388
Total Convertible Securities	168,525,388	1,522,463,958	—	1,690,989,346
Short-Term Investments
Affiliated Investment Company	103,377,668	—	—	103,377,668
Unaffiliated Investment Companies	59,387,091	—	—	59,387,091
Total Short-Term Investments	162,764,759	—	—	162,764,759
Total Investments in Securities	$ 331,290,147	$ 1,522,463,958	$ —	$ 1,853,754,105

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,367,390,395) including securities on loan of $74,702,124	$1,750,376,437
Investment in affiliated investment companies, at value (identified cost $103,377,668)	103,377,668
Cash	64,269
Receivables:
Dividends and interest	4,776,017
Fund shares sold	2,148,773
Securities lending	20,554
Other assets	115,645
Total assets	1,860,879,363
Liabilities
Cash collateral received for securities on loan	59,387,091
Payables:
Fund shares redeemed	855,931
Manager (See Note 3)	732,374
Transfer agent (See Note 3)	261,399
Distribution/Service fees (See Note 3)	181,594
Professional fees	40,733
Custodian	9,665
Trustees	1,583
Accrued expenses	1,043
Total liabilities	61,471,413
Net assets	$1,799,407,950
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$797,841
Additional paid-in-capital	1,366,770,206
1,367,568,047
Total distributable earnings (loss)	431,839,903
Net assets	$1,799,407,950
Class A
Net assets applicable to outstanding shares	$787,362,709
Shares of beneficial interest outstanding	34,956,695
Net asset value per share outstanding	$22.52
Maximum sales charge (5.50% of offering price)	1.31
Maximum offering price per share outstanding	$23.83
Investor Class
Net assets applicable to outstanding shares	$36,574,685
Shares of beneficial interest outstanding	1,624,139
Net asset value per share outstanding	$22.52
Maximum sales charge (5.00% of offering price)	1.19
Maximum offering price per share outstanding	$23.71
Class C
Net assets applicable to outstanding shares	$23,689,317
Shares of beneficial interest outstanding	1,089,658
Net asset value and offering price per share outstanding	$21.74
Class I
Net assets applicable to outstanding shares	$951,781,239
Shares of beneficial interest outstanding	42,113,579
Net asset value and offering price per share outstanding	$22.60

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Convertible Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$9,730,687
Dividends-unaffiliated	3,922,088
Dividends-affiliated	1,564,635
Securities lending, net	72,454
Total income	15,289,864
Expenses
Manager (See Note 3)	4,433,742
Distribution/Service—Class A (See Note 3)	896,780
Distribution/Service—Investor Class (See Note 3)	44,485
Distribution/Service—Class C (See Note 3)	113,894
Transfer agent (See Note 3)	805,905
Professional fees	98,910
Shareholder communication	49,335
Registration	44,655
Trustees	24,014
Custodian	17,651
Miscellaneous	28,385
Total expenses before waiver/reimbursement	6,557,756
Expense waiver/reimbursement from Manager (See Note 3)	(240,569)
Net expenses	6,317,187
Net investment income (loss)	8,972,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	65,821,470
Net change in unrealized appreciation (depreciation) on unaffiliated investments	171,926,541
Net realized and unrealized gain (loss)	237,748,011
Net increase (decrease) in net assets resulting from operations	$246,720,688
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,972,677	$21,869,419
Net realized gain (loss)	65,821,470	113,932,610
Net change in unrealized appreciation (depreciation)	171,926,541	74,309,626
Net increase (decrease) in net assets resulting from operations	246,720,688	210,111,655
Distributions to shareholders:
Class A	(52,282,802)	(33,210,525)
Investor Class	(2,653,573)	(1,857,118)
Class B(a)	—	(25,439)
Class C	(1,675,873)	(1,131,505)
Class I	(62,892,182)	(43,757,368)
Total distributions to shareholders	(119,504,430)	(79,981,955)
Capital share transactions:
Net proceeds from sales of shares	132,960,075	230,534,448
Net asset value of shares issued to shareholders in reinvestment of distributions	109,953,149	73,885,908
Cost of shares redeemed	(158,330,708)	(397,743,191)
Increase (decrease) in net assets derived from capital share transactions	84,582,516	(93,322,835)
Net increase (decrease) in net assets	211,798,774	36,806,865
Net Assets
Beginning of period	1,587,609,176	1,550,802,311
End of period	$1,799,407,950	$1,587,609,176

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Convertible Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$21.00	$19.30	$17.21	$18.22	$25.40	$20.90
Net investment income (loss) (a)	0.10	0.25	0.19	0.18	0.07	0.05
Net realized and unrealized gain (loss)	3.00	2.43	2.64	(0.45)	(2.50)	6.01
Total from investment operations	3.10	2.68	2.83	(0.27)	(2.43)	6.06
Less distributions:
From net investment income	(0.37)	(0.63)	(0.74)	(0.29)	(0.26)	(0.13)
From net realized gain on investments	(1.21)	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(1.58)	(0.98)	(0.74)	(0.74)	(4.75)	(1.56)
Net asset value at end of period	$22.52	$21.00	$19.30	$17.21	$18.22	$25.40
Total investment return (b)	15.80%	14.40%	16.73%	(1.54)%	(11.12)%	30.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%††	1.27%	1.02%	1.03%	0.37%	0.19%
Net expenses (c)	0.92%††	0.93%	0.94%	0.94%	0.93%	0.91%
Portfolio turnover rate	15%	40%	35%	33%	14%	49%
Net assets at end of period (in 000’s)	$787,363	$701,180	$665,125	$643,975	$710,774	$891,433

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$20.99	$19.29	$17.20	$18.21	$25.39	$20.90
Net investment income (loss) (a)	0.08	0.20	0.14	0.14	0.03	(0.00)‡
Net realized and unrealized gain (loss)	3.00	2.42	2.65	(0.45)	(2.50)	6.00
Total from investment operations	3.08	2.62	2.79	(0.31)	(2.47)	6.00
Less distributions:
From net investment income	(0.34)	(0.57)	(0.70)	(0.25)	(0.22)	(0.08)
From net realized gain on investments	(1.21)	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(1.55)	(0.92)	(0.70)	(0.70)	(4.71)	(1.51)
Net asset value at end of period	$22.52	$20.99	$19.29	$17.20	$18.21	$25.39
Total investment return (b)	15.71%	14.12%	16.47%	(1.77)%	(11.31)%	29.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.73%††	1.03%	0.78%	0.79%	0.17%	(0.01)%
Net expenses (c)	1.15%††	1.16%	1.18%	1.18%	1.12%	1.12%
Portfolio turnover rate	15%	40%	35%	33%	14%	49%
Net assets at end of period (in 000's)	$36,575	$36,369	$39,483	$39,301	$43,581	$53,738

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$20.33	$18.72	$16.72	$17.72	$24.92	$20.64
Net investment income (loss) (a)	(0.00)‡	0.05	0.01	0.01	(0.11)	(0.18)
Net realized and unrealized gain (loss)	2.90	2.34	2.57	(0.44)	(2.45)	5.93
Total from investment operations	2.90	2.39	2.58	(0.43)	(2.56)	5.75
Less distributions:
From net investment income	(0.28)	(0.43)	(0.58)	(0.12)	(0.15)	(0.04)
From net realized gain on investments	(1.21)	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(1.49)	(0.78)	(0.58)	(0.57)	(4.64)	(1.47)
Net asset value at end of period	$21.74	$20.33	$18.72	$16.72	$17.72	$24.92
Total investment return (b)	15.28%	13.21%	15.65%	(2.51)%	(11.99)%	28.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.02)%††	0.28%	0.03%	0.04%	(0.58)%	(0.77)%
Net expenses (c)	1.90%††	1.91%	1.93%	1.93%	1.87%	1.87%
Portfolio turnover rate	15%	40%	35%	33%	14%	49%
Net assets at end of period (in 000’s)	$23,689	$23,329	$27,836	$30,340	$38,837	$55,754

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$21.06	$19.36	$17.26	$18.27	$25.46	$20.95
Net investment income (loss) (a)	0.13	0.31	0.25	0.24	0.13	0.12
Net realized and unrealized gain (loss)	3.02	2.43	2.65	(0.45)	(2.51)	6.02
Total from investment operations	3.15	2.74	2.90	(0.21)	(2.38)	6.14
Less distributions:
From net investment income	(0.40)	(0.69)	(0.80)	(0.35)	(0.32)	(0.20)
From net realized gain on investments	(1.21)	(0.35)	—	(0.45)	(4.49)	(1.43)
Total distributions	(1.61)	(1.04)	(0.80)	(0.80)	(4.81)	(1.63)
Net asset value at end of period	$22.60	$21.06	$19.36	$17.26	$18.27	$25.46
Total investment return (b)	16.03%	14.72%	17.12%	(1.20)%	(10.84)%	30.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%††	1.58%	1.35%	1.36%	0.69%	0.49%
Net expenses (c)	0.61%††	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (before waiver/reimbursement) (c)	0.67%††	0.68%	0.69%	0.69%	0.68%	0.66%
Portfolio turnover rate	15%	40%	35%	33%	14%	49%
Net assets at end of period (in 000’s)	$951,781	$826,732	$817,396	$803,539	$825,546	$991,630

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Convertible Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI MacKay Convertible Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	November 28, 2008
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

13

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark

14	NYLI MacKay Convertible Fund

yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
15

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities are typically subordinate to an issuer's other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.

16	NYLI MacKay Convertible Fund

Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.55% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.61% of the Fund's average net assets. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $4,433,742 and waived fees and/or reimbursed expenses in the amount of $240,569 and paid the Subadvisor fees in the amount of $2,096,680.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $45,178 and $1,752, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $10,206 and $745, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$325,513	$—
Investor Class	58,097	—
Class C	37,177	—
Class I	385,118	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$4,917,958	0.5%
17

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,490,662,340	$395,564,396	$(32,472,631)	$363,091,765
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$56,202,664
Long-Term Capital Gains	23,779,291
Total	$79,981,955
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $234,378 and $288,645, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,452,741	$30,353,895
Shares issued to shareholders in reinvestment of distributions	2,582,493	50,999,201
Shares redeemed	(2,621,788)	(54,331,061)
Net increase (decrease) in shares outstanding before conversion	1,413,446	27,022,035
Shares converted into Class A (See Note 1)	189,187	3,866,871
Shares converted from Class A (See Note 1)	(39,538)	(817,881)
Net increase (decrease)	1,563,095	$30,071,025
Year ended October 31, 2025:
Shares sold	2,349,915	$45,907,917
Shares issued to shareholders in reinvestment of distributions	1,688,341	32,329,839
Shares redeemed	(5,431,170)	(105,538,037)
Net increase (decrease) in shares outstanding before conversion	(1,392,914)	(27,300,281)
Shares converted into Class A (See Note 1)	381,531	7,497,522
Shares converted from Class A (See Note 1)	(51,020)	(993,559)
Net increase (decrease)	(1,062,403)	$(20,796,318)

18	NYLI MacKay Convertible Fund

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	22,988	$482,517
Shares issued to shareholders in reinvestment of distributions	133,800	2,641,217
Shares redeemed	(85,706)	(1,783,213)
Net increase (decrease) in shares outstanding before conversion	71,082	1,340,521
Shares converted into Investor Class (See Note 1)	1,122	23,498
Shares converted from Investor Class (See Note 1)	(180,520)	(3,686,081)
Net increase (decrease)	(108,316)	$(2,322,062)
Year ended October 31, 2025:
Shares sold	41,907	$808,910
Shares issued to shareholders in reinvestment of distributions	96,696	1,849,268
Shares redeemed	(199,086)	(3,838,146)
Net increase (decrease) in shares outstanding before conversion	(60,483)	(1,179,968)
Shares converted into Investor Class (See Note 1)	20,640	395,986
Shares converted from Investor Class (See Note 1)	(274,001)	(5,402,563)
Net increase (decrease)	(313,844)	$(6,186,545)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	1,306	$24,193
Shares redeemed	(8,440)	(155,741)
Net increase (decrease) in shares outstanding before conversion	(7,134)	(131,548)
Shares converted from Class B	(44,207)	(833,894)
Net increase (decrease)	(51,341)	$(965,442)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	29,050	$584,901
Shares issued to shareholders in reinvestment of distributions	85,495	1,632,100
Shares redeemed	(164,039)	(3,255,818)
Net increase (decrease) in shares outstanding before conversion	(49,494)	(1,038,817)
Shares converted from Class C (See Note 1)	(8,195)	(163,286)
Net increase (decrease)	(57,689)	$(1,202,103)
Year ended October 31, 2025:
Shares sold	79,939	$1,504,681
Shares issued to shareholders in reinvestment of distributions	60,131	1,113,142
Shares redeemed	(428,486)	(8,005,061)
Net increase (decrease) in shares outstanding before conversion	(288,416)	(5,387,238)
Shares converted from Class C (See Note 1)	(51,504)	(954,940)
Net increase (decrease)	(339,920)	$(6,342,178)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	4,849,795	$101,538,762
Shares issued to shareholders in reinvestment of distributions	2,759,385	54,680,631
Shares redeemed	(4,781,738)	(98,960,616)
Net increase (decrease) in shares outstanding before conversion	2,827,442	57,258,777
Shares converted into Class I (See Note 1)	39,404	817,881
Shares converted from Class I (See Note 1)	(1,923)	(41,002)
Net increase (decrease)	2,864,923	$58,035,656
Year ended October 31, 2025:
Shares sold	9,373,330	$182,312,940
Shares issued to shareholders in reinvestment of distributions	2,007,461	38,569,466
Shares redeemed	(14,364,466)	(280,206,206)
Net increase (decrease) in shares outstanding before conversion	(2,983,675)	(59,323,800)
Shares converted into Class I (See Note 1)	51,171	999,824
Shares converted from Class I (See Note 1)	(35,816)	(708,376)
Net increase (decrease)	(2,968,320)	$(59,032,352)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
26

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
27

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
28

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
29

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Money Market Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Commercial Paper 40.6%
Emerson Electric Co.
3.694%, due 5/4/26	$ 12,000,000	$ 11,996,330
Equitable Short Term Funding LLC
4.085%, due 9/29/26	11,500,000	11,307,056
Henkel of America, Inc.
3.873%, due 10/15/26	10,250,000	10,069,315
Henkel US Operations Corp.
3.875%, due 9/17/26	10,000,000	9,853,278
Hydro-Quebec
3.808%, due 7/30/26	10,000,000	9,906,000
Illinois Tool Works, Inc.
3.839%, due 5/27/26	7,000,000	6,980,738
Kenvue, Inc.
3.798%, due 6/25/26	3,400,000	3,380,521
Natixis SA
3.803%, due 8/10/26	11,000,000	10,884,579
3.841%, due 11/12/26	17,000,000	16,655,608
Nordea Bank Abp
3.715%, due 6/4/26	5,000,000	4,982,669
3.782%, due 7/20/26	20,000,000	19,835,556
Protective Life Short Term Funding LLC
3.966%, due 8/17/26	12,000,000	11,859,240
Province of Alberta Canada
3.724%, due 5/4/26	10,000,000	9,996,925
3.744%, due 5/21/26	4,000,000	3,991,778
PSP Capital, Inc.
3.775%, due 6/4/26	18,000,000	17,936,420
Sanofi SA
3.872%, due 10/22/26	10,000,000	9,816,333
Sumitomo Mitsui Trust Bank Ltd.
3.959%, due 6/25/26	25,000,000	24,850,278
Toyota Motor Credit Corp.
4.031%, due 10/22/26	15,000,000	14,714,350
TWDC Enterprises 18 Corp.
3.943%, due 10/20/26	10,000,000	9,815,578
Total Commercial Paper (Cost $218,832,552)		218,832,552
	Principal Amount	Value

Repurchase Agreements 30.4%
BMO Capital Markets
3.64%, dated 4/30/26
due 5/1/26
Proceeds at Maturity $20,000,057
(Collateralized by United States Treasury securities with a rate of 0.00% and maturity dates between 05/14/2026 and 06/09/2026, with a Principal Amount of $20,468,800 and an aggregate Market Value, including accrued interest, of $20,400,058)	$ 20,000,000	$ 20,000,000
BofA Securities, Inc. 3.64%, dated 4/30/26 due 5/1/26 Proceeds at Maturity $85,000,000 (Collateralized by United States Treasury securities with rates between 0.00% and 6.50% and maturity dates between 11/15/2026 and 02/15/2050, with a Principal Amount of $152,966,500 and an aggregate Market Value, including accrued interest, of $86,700,000)	85,000,000	85,000,000
RBC Capital Markets LLC 3.64%, dated 4/30/26 due 5/1/26 Proceeds at Maturity $3,434,406 (Collateralized by United States Treasury securities with rates between 1.125% and 4.375% and maturity dates between 07/15/2027 and 05/31/2032, with a Principal Amount of $3,444,000 and an aggregate Market Value, including accrued interest, of $3,503,094)	3,434,000	3,434,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
Scotia Capital (USA) Inc.
3.64%, dated 4/30/26
due 5/1/26
Proceeds at Maturity $35,000,022
(Collateralized by United States Treasury securities with rates between 0.125% and 4.625% and maturity dates between 09/30/2026 and 02/15/2051, with a Principal Amount of $33,761,000 and an aggregate Market Value, including accrued interest, of $35,700,022)	$ 35,000,000	$ 35,000,000
TD Securities, Inc. 3.64%, dated 4/30/26 due 5/1/26 Proceeds at Maturity $20,000,059 (Collateralized by United States Treasury security with a rate of 4.25% and with maturity date of 05/15/2035, with a Principal Amount of $20,200,500 and an aggregate Market Value, including accrued interest, of $20,400,060)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $163,434,000)		163,434,000
	Principal Amount	Value

U.S. Treasury Debt 29.0%
U.S. Treasury Bills (a)
3.593%, due 5/21/26	$ 36,233,000	$ 36,160,977
3.624%, due 6/4/26	87,760,000	87,462,325
3.635%, due 6/11/26	2,507,000	2,496,715
3.654%, due 6/18/26	7,147,000	7,112,494
3.661%, due 8/4/26	23,064,000	22,843,857
Total U.S. Treasury Debt (Cost $156,076,368)		156,076,368
Total Short-Term Investments (Cost $538,342,920)	100.0%	538,342,920
Other Assets, Less Liabilities	(0.0)‡	(100,413)
Net Assets	100.0%	$ 538,242,507

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Commercial Paper	$ —	$ 218,832,552	$ —	$ 218,832,552
Repurchase Agreements	—	163,434,000	—	163,434,000
U.S. Treasury Debt	—	156,076,368	—	156,076,368
Total Investments in Securities	$ —	$ 538,342,920	$ —	$ 538,342,920

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Money Market Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (amortized cost $374,908,920)	$374,908,920
Repurchase agreements, at value (amortized cost $163,434,000)	163,434,000
Cash	413
Receivables:
Fund shares sold	154,103
Interest	16,525
Other assets	73,661
Total assets	538,587,622
Liabilities
Payables:
Manager (See Note 3)	172,124
Transfer agent (See Note 3)	97,419
Professional fees	31,873
Shareholder communication	6,782
Custodian	5,185
Trustees	1,003
Accrued expenses	741
Dividends payable	29,988
Total liabilities	345,115
Net assets	$538,242,507
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$5,382,438
Additional paid-in-capital	532,823,108
538,205,546
Total distributable earnings (loss)	36,961
Net assets	$538,242,507
Class A
Net assets applicable to outstanding shares	$508,776,037
Shares of beneficial interest outstanding	508,768,314
Net asset value and offering price per share outstanding	$1.00
Investor Class
Net assets applicable to outstanding shares	$15,973,778
Shares of beneficial interest outstanding	15,983,164
Net asset value and offering price per share outstanding	$1.00
Class C
Net assets applicable to outstanding shares	$11,934,628
Shares of beneficial interest outstanding	11,934,294
Net asset value and offering price per share outstanding	$1.00
SIMPLE Class
Net assets applicable to outstanding shares	$1,558,064
Shares of beneficial interest outstanding	1,558,042
Net asset value and offering price per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,509,096
Expenses
Manager (See Note 3)	1,084,922
Transfer agent (See Note 3)	266,772
Professional fees	56,405
Registration	42,558
Shareholder communication	20,833
Custodian	17,999
Trustees	8,256
Miscellaneous	7,801
Total expenses before waiver/reimbursement	1,505,546
Expense waiver/reimbursement from Manager (See Note 3)	(34,473)
Net expenses	1,471,073
Net investment income (loss)	9,038,023
Realized Gain (Loss)
Net realized gain (loss) on investments	1,006
Net increase (decrease) in net assets resulting from operations	$9,039,029
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Money Market Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,038,023	$22,112,163
Net realized gain (loss)	1,006	3,547
Net increase (decrease) in net assets resulting from operations	9,039,029	22,115,710
Distributions to shareholders:
Class A	(8,570,977)	(20,690,922)
Investor Class	(250,903)	(630,225)
Class B(a)	—	(228,362)
Class C	(191,250)	(506,112)
SIMPLE Class	(24,893)	(56,543)
Total distributions to shareholders	(9,038,023)	(22,112,164)
Capital share transactions:
Net proceeds from sales of shares	170,153,460	397,400,222
Net asset value of shares issued to shareholders in reinvestment of distributions	8,793,387	21,568,033
Cost of shares redeemed	(198,277,706)	(421,667,595)
Increase (decrease) in net assets derived from capital share transactions	(19,330,859)	(2,699,340)
Net increase (decrease) in net assets	(19,329,853)	(2,695,794)
Net Assets
Beginning of period	557,572,360	560,268,154
End of period	$538,242,507	$557,572,360

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.65%	3.99%	5.00%	4.42%	0.70%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.31%††	3.92%	4.88%	4.35%	0.75%	0.01%
Net expenses	0.52%††	0.52%	0.52%	0.52%	0.37%	0.12%
Expenses (before waiver/reimbursement)	0.52%††	0.52%	0.52%	0.52%	0.52%	0.54%
Net assets at end of period (in 000’s)	$508,776	$525,727	$508,557	$487,114	$427,378	$354,743

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.52%	3.70%	4.70%	4.13%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.04%††	3.63%	4.61%	4.04%	0.53%	0.01%
Net expenses	0.79%††	0.80%	0.80%	0.80%	0.49%	0.12%
Expenses (before waiver/reimbursement)	1.02%††	0.95%	0.89%	0.87%	0.84%	0.96%
Net assets at end of period (in 000's)	$15,974	$17,057	$14,946	$17,025	$19,327	$22,096

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Money Market Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.52%	3.69%	4.70%	4.13%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.04%††	3.64%	4.61%	4.02%	0.55%	0.01%
Net expenses	0.79%††	0.80%	0.80%	0.80%	0.52%	0.12%
Expenses (before waiver/reimbursement)	1.02%††	0.95%	0.89%	0.87%	0.84%	0.96%
Net assets at end of period (in 000’s)	$11,935	$13,309	$14,912	$15,087	$18,464	$17,941

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.

	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) (a)	0.02	0.04	0.05	0.04	0.01	0.00‡
Net realized and unrealized gain (loss)	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡	0.00‡
Total from investment operations	0.02	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (b)	1.68%	4.04%	5.05%	4.33%	0.56%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%††	3.96%	4.90%	4.32%	0.58%	0.01%
Net expenses	0.46%††	0.47%	0.47%	0.59%	0.51%	0.12%
Expenses (before waiver/reimbursement)	0.46%††	0.47%	0.47%	0.59%	0.84%	0.97%
Net assets at end of period (in 000’s)	$1,558	$1,480	$1,348	$175	$74	$25

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Money Market Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
SIMPLE Class	August 31, 2020
Class A, Class C, Investor Class and SIMPLE Class shares are offered at net asset value (“NAV”) without an initial sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical

10	NYLI Money Market Fund

investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of April 30, 2026, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax
11

Notes to Financial Statements (Unaudited) (continued)
liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Repurchase Agreements.  The Fund may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Fund may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Fund to the counterparty secured by the securities transferred to the Fund.
Repurchase agreements are subject to counterparty risk, meaning the Fund could lose money by the counterparty’s failure to perform under the terms of the agreement. The Fund mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Fund's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Fund.
(J) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
The Fund may also invest in U.S. dollar-denominated securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in

12	NYLI Money Market Fund

domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from future adverse political or economic developments and possible imposition of foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.40% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class C, 0.80% and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investment Management may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,084,922 and paid the Subadvisor in the amount of $526,151. Additionally, New York Life Investment Management reimbursed expenses in the amount of $34,473, without which the Fund's total returns would have been lower.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2026, were $117.
Although the Fund does not assess a contingent deferred sales charge ("CDSC") upon redemption of Class C shares of the Fund, the applicable CDSC will be assessed when shares are redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another fund within the NYLI Group of Funds. The Fund was advised that the Distributor received from shareholders the proceeds
13

Notes to Financial Statements (Unaudited) (continued)
from CDSCs of Class A and Class C shares during the six-month period ended April 30, 2026, of $20,966 and $810, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$183,087	$—
Investor Class	47,446	(1,043)
Class C	36,149	(810)
SIMPLE Class	90	—
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$29,073	1.9%
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $1,289, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$22,112,164
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.

14	NYLI Money Market Fund

Note 7–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A (at $1 per share)	Shares
Six-month period ended April 30, 2026:
Shares sold	164,851,351
Shares issued to shareholders in reinvestment of distributions	8,334,902
Shares redeemed	(191,576,667)
Shares converted into Class A (See Note 1)	1,454,999
Shares converted from Class A (See Note 1)	(16,000)
Net increase (decrease)	(16,951,415)
Year ended October 31, 2025:
Shares sold	384,059,554
Shares issued to shareholders in reinvestment of distributions	20,204,615
Shares redeemed	(407,592,398)
Net increase (decrease) in shares outstanding before conversion	(3,328,229)
Shares converted into Class A (See Note 1)	20,533,870
Shares converted from Class A (See Note 1)	(38,643)
Net increase (decrease)	17,166,998

Investor Class (at $1 per share)	Shares
Six-month period ended April 30, 2026:
Shares sold	3,144,245
Shares issued to shareholders in reinvestment of distributions	245,597
Shares redeemed	(3,073,211)
Shares converted into Investor Class (See Note 1)	27,672
Shares converted from Investor Class (See Note 1)	(1,427,393)
Net increase (decrease)	(1,083,090)
Year ended October 31, 2025:
Shares sold	7,944,473
Shares issued to shareholders in reinvestment of distributions	614,060
Shares redeemed	(6,050,389)
Net increase (decrease) in shares outstanding before conversion	2,508,144
Shares converted into Investor Class (See Note 1)	6,050,180
Shares converted from Investor Class (See Note 1)	(6,447,268)
Net increase (decrease)	2,111,056

Class B (at $1 per share)(a)	Shares
Year ended October 31, 2025:
Shares sold	2,044
Shares issued to shareholders in reinvestment of distributions	194,158
Shares redeemed	(688,920)
Net increase (decrease) in shares outstanding before conversion	(492,718)
Shares converted from Class B	(20,015,137)
Net increase (decrease)	(20,507,855)

Class C (at $1 per share)	Shares
Six-month period ended April 30, 2026:
Shares sold	1,664,979
Shares issued to shareholders in reinvestment of distributions	188,226
Shares redeemed	(3,211,483)
Shares converted from Class C (See Note 1)	(16,544)
Net increase (decrease)	(1,374,822)
Year ended October 31, 2025:
Shares sold	4,270,891
Shares issued to shareholders in reinvestment of distributions	499,258
Shares redeemed	(6,299,350)
Net increase (decrease) in shares outstanding before conversion	(1,529,201)
Shares converted from Class C (See Note 1)	(73,823)
Net increase (decrease)	(1,603,024)

SIMPLE Class (at $1 per share)	Shares
Six-month period ended April 30, 2026:
Shares sold	492,885
Shares issued to shareholders in reinvestment of distributions	24,662
Shares redeemed	(416,345)
Shares converted from SIMPLE Class (See Note 1)	(22,734)
Net increase (decrease)	78,468
Year ended October 31, 2025:
Shares sold	1,120,163
Shares issued to shareholders in reinvestment of distributions	55,942
Shares redeemed	(1,035,598)
Net increase (decrease) in shares outstanding before conversion	140,507
Shares converted from SIMPLE Class (See Note 1)	(9,177)
Net increase (decrease)	131,330

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
20

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
21

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
22

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
24

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
25

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI Income Builder Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.2%
Asset-Backed Securities 3.7%
Automobile Asset-Backed Securities 1.4%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 795,893	$ 794,044
Series 2025-A, Class G
10.219%, due 6/15/33	653,576	656,349
Series 2024-A, Class G
12.748%, due 5/17/32	298,249	307,924
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D
5.62%, due 3/17/31	890,000	900,880
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,315,000	1,315,023
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,095,000	1,098,719
Exeter Automobile Receivables Trust
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,060,000	1,025,548
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	178,440
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,429,432
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,665,000	1,717,612
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	910,000	911,651
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	100,371	100,238
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,132,895
Series 2022-1, Class D
3.64%, due 3/15/28	491,000	481,722
Series 2022-2, Class D
5.80%, due 4/17/28	1,210,000	1,031,111
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,175,000	1,163,035
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.14% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	$ 512,443	$ 504,177
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	770,002
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	393,511	411,011
		15,929,813
Other Asset-Backed Securities 2.3%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	397,460	387,127
Series 2016-2, Class A
3.65%, due 6/15/28	923,510	895,596
Antares CLO Ltd.
Series 2026-1A, Class B
5.426% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	500,000	500,265
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.425% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	449,781
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.622% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	338,744
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.936% (SOFR + 1.28%), due 4/11/48 (a)(b)	845,790	846,389
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
4.877% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,000,833
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,556,421	1,434,887

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	$ 1,590,735	$ 1,295,426
Series 2020-1, Class A1
1.69%, due 7/15/60	721,678	600,697
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	920,000	927,286
DataBank Issuer II LLC
Series 2025-1A, Class B
5.669%, due 9/27/55 (a)	605,000	590,185
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.242% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	750,000	749,989
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	400,000	399,088
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.86% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	525,000	522,945
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	484,469	476,680
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,274,542
Invitation Homes Trust
Series 2024-SFR1, Class D
4.25%, due 9/17/41 (a)	1,053,000	1,011,439
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.273% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	450,161
Kinetic ABS Issuer LLC
Series 2026-1A, Class B
5.561%, due 2/25/56 (a)	1,110,000	1,105,957
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	600,000	600,516
	Principal Amount	Value

Other Asset-Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	$ 660,000	$ 392,700
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.045% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	650,942
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.793% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	600,000	598,269
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.767% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	492,173
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.135% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	450,675
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.08% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	650,000	650,598
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	725,000	721,472
RIN V LLC
Series 2023-2A, Class A1R
5.009% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	850,000	850,371
RIN XIII LLC
Series 2026-1A, Class A1
4.95% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	600,000	600,601
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.075% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	530,462
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.623% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	451,408
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	507,275	489,903

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Income Builder Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Subway Funding LLC (a) (continued)
Series 2024-1A, Class A2I
6.028%, due 7/30/54	$ 384,150	$ 386,943
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	685,000	657,802
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	612,974	623,904
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	835,000	823,248
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	810,000	827,073
		26,057,077
Total Asset-Backed Securities (Cost $42,648,915)		41,986,890
Corporate Bonds 11.5%
Airlines 0.3%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	850,000	850,577
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	775,000	730,438
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,770,833	1,772,232
		3,353,247
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	935,118
4.125%, due 8/17/27	1,050,000	1,037,466
6.80%, due 5/12/28	730,000	752,244
General Motors Financial Co., Inc.
2.35%, due 1/8/31 (c)	810,000	725,457
2.70%, due 6/10/31	1,080,000	973,278
4.30%, due 4/6/29	680,000	673,388
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,905,000	1,879,458
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	560,000	552,212
		7,528,621
	Principal Amount	Value

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	$ 775,000	$ 773,615
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	585,000	579,183
		1,352,798
Banks 2.8%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,183,980
Banco Santander SA
2.749%, due 12/3/30	1,000,000	904,557
Bank of America Corp.
5.489%, due 4/23/37 (d)	570,000	566,716
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,000,000	1,932,998
5.207%, due 2/24/37 (d)	290,000	281,833
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	1,170,000	1,098,759
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,440,936
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,474,015
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	950,000	941,835
Deutsche Bank AG (d)
3.035%, due 5/28/32	600,000	545,619
4.725%, due 2/6/32	775,000	762,429
5.06%, due 4/14/32	1,525,000	1,523,299
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,586,722
First Horizon Corp.
5.514%, due 3/7/31 (d)	625,000	634,416
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	1,165,000	1,025,051
6.75%, due 10/1/37	444,000	482,197
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (d)	755,000	746,317
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	535,000	522,794
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
KeyBank NA
4.90%, due 8/8/32	$ 870,000	$ 854,761
KeyCorp
6.401%, due 3/6/35 (d)	360,000	382,733
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(c)	750,000	748,339
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	890,000	882,700
5.385%, due 1/16/36 (d)	365,000	363,691
Morgan Stanley (d)
2.484%, due 9/16/36	2,115,000	1,830,880
2.511%, due 10/20/32	1,530,000	1,356,776
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	735,000	757,894
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	934,801
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,247,494
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	970,000	866,638
UBS Group AG
3.091%, due 5/14/32 (a)(d)	1,040,000	955,786
USB Realty Corp.
5.082% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(c)(e)	680,000	615,658
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	935,000	860,793
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	600,000	593,112
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,123,457
		32,029,986
	Principal Amount	Value

Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	$ 570,000	$ 592,509
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	765,000	790,846
		1,383,355
Chemicals 0.3%
Celanese US Holdings LLC
7.20%, due 11/15/33 (f)	865,000	935,228
Eastman Chemical Co.
4.50%, due 2/20/31	555,000	545,092
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,783,212
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	529,000	558,907
		3,822,439
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	921,792
Global Payments, Inc.
4.875%, due 11/15/30	1,075,000	1,056,542
		1,978,334
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	400,000	301,384
Diversified Financial Services 0.8%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	705,000	678,271
6.992%, due 6/13/29 (d)	550,000	572,003
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31 (b)(e)	740,000	739,417
Avolon Holdings Funding Ltd. (a)
4.70%, due 1/30/31	555,000	545,177
4.85%, due 4/1/33	810,000	781,253
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	770,000	786,666
Capital One Financial Corp. (d)
4.722%, due 1/30/32	630,000	622,524
5.197%, due 9/11/36	475,000	460,622
6.051%, due 2/1/35	160,000	165,900

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
OneMain Finance Corp.
6.75%, due 3/15/32	$ 885,000	$ 884,745
7.50%, due 5/15/31	800,000	820,207
Synchrony Financial
5.45%, due 3/6/31 (d)	880,000	882,392
VFH Parent LLC
7.50%, due 6/15/31 (a)	755,000	792,861
		8,732,038
Electric 1.2%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,120,410
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,685,490
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	430,000	443,562
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	530,000	543,744
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	812,091	755,890
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	350,000	345,264
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,487,061
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	524,490
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	599,364
PacifiCorp (b)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	625,000	622,961
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	125,000	126,734
Southern California Edison Co.
4.00%, due 4/1/47	660,000	487,278
5.70%, due 3/1/53	570,000	522,110
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	640,101
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	820,000	817,091
	Principal Amount	Value

Electric (continued)
VoltaGrid LLC
7.375%, due 11/1/30 (a)	$ 560,000	$ 581,236
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	614,000	609,489
7.25%, due 1/15/29 (c)	785,000	816,347
8.375%, due 1/15/31 (c)	575,000	614,425
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	525,000	464,154
		13,807,201
Entertainment 0.1%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	770,000	763,644
Food 0.5%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	210,952
9.00%, due 5/12/35 (a)	550,000	612,084
JBS NV
5.75%, due 4/1/33	1,228,000	1,264,284
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,306,442
Post Holdings, Inc. (a)
4.50%, due 9/15/31	220,000	206,830
4.625%, due 4/15/30 (c)	490,000	476,052
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,175,424
		5,252,068
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,128,796
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	919,827
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,253,485
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	671,522
		2,844,834
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products 0.1%
Abbott Laboratories
4.65%, due 3/15/36	$ 550,000	$ 534,105
5.50%, due 3/15/56	565,000	546,271
		1,080,376
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	648,109
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	705,000	711,608
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	770,000	799,272
		1,510,880
Internet 0.3%
Alphabet, Inc.
5.75%, due 2/15/66	340,000	330,797
Amazon.com, Inc.
5.80%, due 3/13/56	510,000	501,963
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(c)	950,000	880,982
Meta Platforms, Inc.
5.625%, due 11/15/55	420,000	385,650
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	954,400
Wayfair LLC
6.75%, due 11/15/32 (a)	770,000	778,475
		3,832,267
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	630,000	653,920
Leisure Time 0.1%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	785,000	781,149
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	370,000	358,892
		1,140,041
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	220,000	225,142
	Principal Amount	Value

Lodging (continued)
Las Vegas Sands Corp.
5.625%, due 6/15/28	$ 1,025,000	$ 1,040,011
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	919,675
		2,184,828
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	823,257
Media 0.1%
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	835,000	796,682
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	685,811
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	1,023,424
Series Reg S
10.875%, due 9/17/29	510,000	541,928
		2,251,163
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.649% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	980,783
Oil & Gas 0.5%
California Resources Corp.
8.25%, due 6/15/29 (a)	461,000	480,703
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	580,000	579,795
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(c)	120,000	118,029
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,210,000	1,209,247
Matador Resources Co.
6.00%, due 4/15/34 (a)	480,000	481,824
Nabors Industries, Inc.
7.625%, due 11/15/32 (a)(c)	760,000	793,005
SM Energy Co.
6.625%, due 4/15/34 (a)	910,000	922,581
Sunoco LP (a)
5.375%, due 7/15/31	505,000	502,634
5.625%, due 7/15/34	505,000	498,209

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Income Builder Fund

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Valaris Ltd.
8.375%, due 4/30/30 (a)	$ 160,000	$ 166,843
		5,752,870
Oil & Gas Services 0.1%
SESI LLC
7.875%, due 9/30/30 (a)	570,000	588,607
Packaging & Containers 0.1%
Cascades, Inc.
6.75%, due 7/15/30 (a)	775,000	782,673
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	780,000	733,837
		1,516,510
Pipelines 0.6%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,337,567
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	550,000	543,731
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	956,886
Energy Transfer LP
5.35%, due 5/15/45	205,000	183,953
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,860,362
ONEOK, Inc.
6.25%, due 10/15/55	725,000	712,448
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	868,850
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	620,000	525,294
		6,989,091
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	397,546
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	540,000	525,014
	Principal Amount	Value

Real Estate Investment Trusts (continued)
GLP Capital LP
4.00%, due 1/15/30	$ 1,540,000	$ 1,480,021
Trust 2401 (a)
7.375%, due 2/13/34	623,000	676,267
7.70%, due 1/23/32	780,000	848,780
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	252,000	271,530
		3,801,612
Retail 0.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,119,220
AutoNation, Inc.
4.75%, due 6/1/30	594,000	591,399
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,155,000	1,170,521
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)(c)	580,000	580,279
PetSmart LLC
7.50%, due 9/15/32 (a)	565,000	572,118
Sally Holdings LLC
6.75%, due 4/1/32	200,000	206,141
Victra Holdings LLC
8.75%, due 9/15/29 (a)(c)	550,000	575,894
		4,815,572
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	870,000	896,044
Software 0.2%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	585,000	555,772
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	600,000	597,657
Salesforce, Inc.
5.55%, due 3/15/36	900,000	897,514
		2,050,943
Telecommunications 0.3%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	870,393
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	800,000	784,919
Uniti Services LLC
7.50%, due 10/15/33 (a)(c)	765,000	805,435
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
WULF Compute LLC
7.75%, due 10/15/30 (a)	$ 565,000	$ 593,812
		3,054,559
Total Corporate Bonds (Cost $133,553,292)		130,044,405
Foreign Government Bonds 0.9%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (f)	1,535,000	1,143,575
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	965,000	1,073,505
Chile 0.0% ‡
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	508,935
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,513,000
7.75%, due 11/7/36 (c)	965,000	1,016,627
		2,529,627
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,126,228
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	1,002,701
Paraguay 0.2%
Paraguay Government Bond (a)
6.10%, due 8/11/44	1,325,000	1,332,950
8.50%, due 4/4/38	PYG 5,750,000,000	937,670
		2,270,620
	Principal Amount	Value

Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 29,490,000	$ 815,228
Total Foreign Government Bonds (Cost $9,994,983)		10,470,419
Loan Assignments 1.0%
Automobile 0.2%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 768,060	766,140
LSF12 Helix Parent LLC
First Lien Term Loan B
7.152% (1 Month SOFR + 3.50%), due 2/10/33 (b)	765,000	765,096
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	768,061	768,541
		2,299,777
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.752% (1 Month SOFR + 4.00%), due 11/2/27 (b)	727,476	692,315
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.002% (1 Month SOFR + 3.25%), due 12/6/27 (b)	784,648	782,809
Healthcare 0.1%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 9/8/32 (b)	761,161	759,786

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Income Builder Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals 0.1%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	$ 770,000	$ 763,263
High Tech Industries 0.1%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	760,000	761,583
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	775,000	775,484
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (b)	863,228	864,487
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.019% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,340,000	1,309,105
		2,173,592
Retail Store 0.0% ‡
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	765,000	759,024
Services: Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	364,088	365,566
	Principal Amount	Value

Services: Business (continued) ‡
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 11/19/31 (b)	$ 379,531	$ 376,896
		742,462
Services: Consumer 0.1%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	783,500	779,582
Total Loan Assignments (Cost $11,311,986)		11,289,677
Mortgage-Backed Securities 10.0%
Agency (Collateralized Mortgage Obligations) 3.6%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,395,936	935,233
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(g)	2,531,141	49,450
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(g)	343,768	5,380
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	543,821	454,517
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	371,168	318,090
REMIC, Series 5363
(zero coupon), due 12/25/53	434,326	367,342
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	615,790	506,413
REMIC, Series 5514, Class SA
1.455% (-1 x SOFR 30A + 5.10%), due 3/25/55 (b)(g)	1,948,321	58,008
REMIC, Series 5531, Class SD
2.255% (-1 x SOFR 30A + 5.90%), due 4/25/55 (b)(g)	2,716,288	172,281
REMIC, Series 4994, Class TS
2.34% (-1 x SOFR 30A + 5.986%), due 7/25/50 (b)(g)	1,672,880	206,606
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (g)	1,324,198	235,057
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (g)	$ 1,403,986	$ 222,612
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (g)	1,004,345	157,443
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (g)	1,132,194	180,504
REMIC, Series 5160
3.00%, due 10/25/51 (g)	1,212,834	132,302
REMIC, Series 5547, Class ES
3.355% (-1 x SOFR 30A + 7.00%), due 6/25/55 (b)(g)	1,073,139	83,159
REMIC, Series 5040
3.50%, due 11/25/50 (g)	887,457	159,460
FHLMC MSCR Trust
REMIC, Series 2026-MN13, Class M2
6.595% (SOFR 30A + 2.95%), due 3/25/46 (a)(b)	850,000	852,117
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	868,609	669,830
Series 402
(zero coupon), due 9/25/53	663,555	555,025
Series 311, Class S1
2.196% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)(g)	2,637,581	258,187
Series 397, Class C61
5.50%, due 1/25/53 (g)	1,192,891	235,438
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	557,927	455,528
REMIC, Series 2023-45
(zero coupon), due 10/25/53	670,424	548,572
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	869,284	732,838
REMIC, Series 2025-44, Class SD
1.455% (-1 x SOFR 30A + 5.10%), due 6/25/55 (b)(g)	3,312,423	119,938
REMIC, Series 2024-82, Class DS
1.505% (-1 x SOFR 30A + 5.15%), due 11/25/54 (b)(g)	2,528,848	75,946
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	$ 1,700,000	$ 1,293,005
REMIC, Series 2022-10, Class SA
2.105% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(g)	1,571,301	176,758
REMIC, Series 2025-103, Class SA
2.185% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(g)	2,148,328	129,753
REMIC, Series 2016-57, Class SN
2.29% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(g)	1,376,979	141,778
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (g)	1,092,522	180,885
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (g)	1,106,626	173,152
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	3,054,005	399,019
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (g)	471,391	54,083
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (g)	4,444,030	714,969
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (g)	3,108,935	538,002
REMIC, Series 2025-18, Class SM
3.455% (-1 x SOFR 30A + 7.10%), due 9/25/54 (b)(g)	907,360	78,901
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (g)	1,949,603	417,652
FNMA, Strips (g)
Series 426, Class C32
1.50%, due 2/25/52	3,523,612	331,776
Series 440, Class C46
4.00%, due 10/25/53	2,196,487	463,184
Series 438, Class C34
6.00%, due 8/25/53	1,522,236	345,921

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(g)	$ 2,736,298	$ 19,009
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(g)	3,882,790	21,929
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,225,861	807,660
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(g)	3,643,535	22,015
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(g)	4,970,667	35,526
REMIC, Series 2021-136, Class SB
(zero coupon) (-1 x SOFR 30A + 3.20%), due 8/20/51 (b)(g)	13,414,500	132,231
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(g)	5,477,390	61,017
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(g)	2,978,037	7,632
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(g)	3,887,868	37,285
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(g)	$ 9,792,776	$ 89,458
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(g)	1,948,245	19,377
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,235,881	996,491
REMIC, Series 2023-53
(zero coupon), due 4/20/53	373,829	304,030
REMIC, Series 2021-158, Class SB
0.06% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(g)	3,118,276	81,541
REMIC, Series 2022-78, Class S
0.06% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(g)	2,062,401	34,664
REMIC, Series 2023-80, Class SA
1.61% (-1 x SOFR 30A + 5.25%), due 6/20/53 (b)(g)	3,516,854	148,668
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (g)	651,696	78,497
REMIC, Series 2020-188
2.00%, due 12/20/50 (g)	2,908,321	327,936
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (g)	1,923,018	230,917
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,655,849	1,059,809
REMIC, Series 2020-34, Class SC
2.275% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(g)	1,835,368	220,873
REMIC, Series 2025-131, Class S
2.41% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(g)	1,686,324	132,373
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (g)	$ 3,850,709	$ 556,395
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (g)	722,202	108,241
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,553,264	1,311,433
REMIC, Series 2021-188
2.50%, due 10/20/51 (g)	3,416,370	554,084
REMIC, Series 2020-146, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(g)	1,811,043	233,988
REMIC, Series 2021-179, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	2,474,768	333,147
REMIC, Series 2020-167, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	1,174,730	154,563
REMIC, Series 2020-189, Class NS
2.525% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(g)	2,920,337	397,406
REMIC, Series 2020-189, Class SU
2.525% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(g)	597,244	81,686
REMIC, Series 2021-46, Class QS
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	643,635	80,376
REMIC, Series 2021-57, Class SD
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	6,142,864	786,745
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-46, Class TS
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	$ 1,402,472	$ 176,198
REMIC, Series 2021-96, Class NS
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	3,672,023	455,639
REMIC, Series 2021-97, Class SM
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	932,816	122,653
REMIC, Series 2021-96, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	2,183,950	262,883
REMIC, Series 2021-122, Class HS
2.525% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(g)	2,154,706	286,806
REMIC, Series 2021-96, Class JS
2.575% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(g)	1,728,971	237,809
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (g)	1,743,667	298,569
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (g)	2,927,506	484,447
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	309,072	45,448
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (g)	1,262,547	210,811
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (g)	1,234,985	220,410
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (g)	1,858,843	323,657
REMIC, Series 2022-207
3.00%, due 8/20/51 (g)	1,933,089	331,160
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (g)	4,090,924	727,058

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (g)	$ 2,831,006	$ 476,983
REMIC, Series 2023-86, Class SE
3.01% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(g)	1,455,615	218,242
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	651,558	587,063
REMIC, Series 2023-60, Class ES
3.92% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	740,850	677,584
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (g)	1,481,637	336,403
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	302,036	297,359
REMIC, Series 2023-66, Class MP
5.02% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	1,044,612	978,365
REMIC, Series 2023-38, Class WT
6.423%, due 12/20/51 (h)	536,542	558,440
REMIC, Series 2023-59, Class YC
7.092%, due 9/20/51 (h)	1,164,428	1,271,659
REMIC, Series 2023-55, Class LB
7.716%, due 11/20/51 (h)	773,845	872,056
REMIC, Series 2023-55, Class CG
7.881%, due 7/20/51 (h)	796,362	898,957
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.745% (SOFR 30A + 3.10%), due 5/25/55	930,000	930,534
Series 2019-01, Class B10
9.26% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,058,412
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2023-01, Class M10
10.145% (SOFR 30A + 6.50%), due 11/25/53	$ 735,000	$ 840,887
Series 2020-01, Class CE
11.26% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,444,726
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	2,132,700	1,834,542
		41,118,876
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.0%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	1,270,000	1,054,125
Series 2014-520M, Class A
4.325%, due 8/15/46 (i)	800,000	728,371
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	470,000	386,390
Benchmark Mortgage Trust (i)
Series 2018-B6, Class D
3.238%, due 10/10/51 (a)	815,000	620,389
Series 2019-B14, Class C
3.898%, due 12/15/62	1,260,000	892,947
BF Mortgage Trust
Series 2019-NYT, Class F
6.952% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,280,000	1,094,400
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.633%, due 10/10/42 (a)(i)	1,050,000	1,050,755
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.842% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	575,859	577,658
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.378%, due 2/17/55 (a)(i)	1,400,000	1,331,321
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BSST Mortgage Trust
Series 2022-1700, Class A
4.955% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	$ 1,025,000	$ 906,193
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	955,000	883,376
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.601% (1 Month SOFR + 2.946%), due 4/15/34 (b)	820,000	811,917
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (i)	945,000	987,322
Series 2024-BRBK, Class D
9.635% (1 Month SOFR + 5.971%), due 10/15/41 (b)	780,000	776,646
BX Trust
Series 2025-VLT7, Class E
7.405% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	525,000	523,688
CFK Trust
Series 2020-MF2, Class E
3.573%, due 3/15/39 (a)(i)	1,400,000	1,085,755
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.298%, due 3/10/51 (a)(i)	1,730,000	1,307,665
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.773%, due 11/10/46 (i)	1,270,000	982,454
Series 2018-HCLV, Class A
4.951% (1 Month SOFR + 1.296%), due 9/15/33 (b)	850,000	799,836
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(i)	750,000	307,493
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.626%, due 12/27/52 (a)(h)	1,300,000	1,099,550
Extended Stay America Trust
Series 2026-ESH2, Class D
5.905% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	503,049	504,936
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.945% (SOFR 30A + 2.30%), due 11/25/51	$ 219,706	$ 219,854
Series 2024-MN9, Class M2
6.896% (SOFR 30A + 3.25%), due 10/25/44	1,175,000	1,192,195
GNMA (g)
REMIC, Series 2025-112
0.569%, due 3/16/66 (i)	5,461,958	271,751
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (i)	4,071,746	246,986
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (h)	5,623,280	381,973
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (i)	2,781,360	193,920
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)	6,616,928	428,737
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)	2,426,401	161,440
REMIC, Series 2023-172
1.332%, due 2/16/66 (i)	3,845,445	341,349
GS Mortgage Securities Corp. Trust
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	765,868	671,724
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,150,000	1,331,946
Series 2015-GC30, Class B
4.094%, due 5/10/50 (i)	356,041	344,296
Series 2024-FAIR, Class D
8.214%, due 7/15/29 (a)(i)	755,000	762,428
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440, Class A
5.069% (1 Month SOFR + 1.414%), due 3/15/36 (a)(b)	585,000	549,244
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	823,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Income Builder Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.104%, due 4/15/48 (a)(i)	$ 1,450,000	$ 575,809
Morgan Stanley Capital I Trust (a)
Series 2021-230P, Class A
4.938% (1 Month SOFR + 1.284%), due 12/15/38 (b)	580,000	561,875
Series 2015-420, Class A
7.982%, due 10/12/50 (f)	635,728	643,918
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(i)	1,275,000	1,083,763
ROCK Trust
Series 2024-CNTR, Class C
6.471%, due 11/13/41 (a)	765,000	790,152
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
5.107%, due 3/15/51 (i)	1,390,000	947,741
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	615,000	615,754
Wells Fargo Commercial Mortgage Trust (i)
Series 2016-NXS5, Class D
4.982%, due 1/15/59	1,330,000	598,500
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)	1,020,000	865,409
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(i)	1,140,000	969,023
		34,286,201
Whole Loan (Collateralized Mortgage Obligations) 3.4%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(f)	459,057	452,063
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(g)(h)	36,478,895	448,078
Citigroup Mortgage Loan Trust (a)(h)
Series 2014-C, Class B3
4.25%, due 2/25/54	1,140,000	965,911
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Citigroup Mortgage Loan Trust (a)(h) (continued)
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	$ 1,115,107	$ 1,113,736
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R02, Class 1B1
5.595% (SOFR 30A + 1.95%), due 2/25/45	370,000	369,963
Series 2021-R03, Class 1B1
6.395% (SOFR 30A + 2.75%), due 12/25/41	450,000	454,221
Series 2023-R07, Class 2M2
6.895% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,777,498
Series 2023-R03, Class 2M2
7.545% (SOFR 30A + 3.90%), due 4/25/43	1,355,000	1,416,338
Series 2021-R03, Class 1B2
9.145% (SOFR 30A + 5.50%), due 12/25/41	475,000	486,548
Series 2021-R02, Class 2B2
9.845% (SOFR 30A + 6.20%), due 11/25/41	880,000	902,072
Series 2020-SBT1, Class 1B1
10.51% (SOFR 30A + 6.864%), due 2/25/40	1,580,000	1,640,879
Series 2022-R02, Class 2B2
11.295% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,100,660
Series 2019-HRP1, Class B1
13.01% (SOFR 30A + 9.364%), due 11/25/39	1,718,828	1,787,906
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
8.86% (SOFR 30A + 5.214%), due 1/25/50	1,320,000	1,454,397
Series 2021-HQA3, Class B2
9.895% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,897,790
Series 2022-HQA1, Class B1
10.645% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,421,951
Series 2022-DNA1, Class B2
10.745% (SOFR 30A + 7.10%), due 1/25/42	1,360,000	1,412,685
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(h)	$ 1,542,736	$ 1,230,103
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.56% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,467,946
REMIC, Series 2019-FTR1, Class B2
12.11% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,283,581
REMIC, Series 2019-HQA2, Class B2
15.01% (SOFR 30A + 11.364%), due 4/25/49	1,650,000	1,956,844
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(h)	81,183	66,728
GS Mortgage-Backed Securities Trust (a)
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (h)	1,785,017	1,475,340
Series 2022-HP1, Class B4
3.309%, due 9/25/52 (i)	710,699	587,941
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.888%, due 8/25/51 (a)(i)	2,299,377	1,923,272
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.811% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,250,000	1,247,679
Mill City Mortgage Loan Trust (a)(h)
Series 2018-4, Class B4
3.063%, due 4/25/66	1,063,757	659,604
Series 2018-3, Class B2
3.25%, due 8/25/58	1,806,150	1,388,385
Series 2018-3, Class B4
3.671%, due 8/25/58	668,575	445,614
OBX Trust
Series 2025-R1, Class A1
4.94%, due 9/25/62 (a)(f)	617,865	613,647
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(h)	2,062,594	1,704,761
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
STACR Trust
Series 2018-HRP1, Class B2
15.51% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	$ 1,815,701	$ 2,142,700
Towd Point Mortgage Trust (a)(h)
Series 2018-2, Class B5
3.277%, due 3/25/58	1,204,023	562,152
Series 2017-4, Class B5
3.605%, due 6/25/57	857,704	610,746
		38,469,739
Total Mortgage-Backed Securities (Cost $113,668,292)		113,874,816
U.S. Government & Federal Agencies 5.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	961,262	892,034
3.50%, due 11/1/47	1,839,588	1,706,319
UMBS Pool, 30 Year
2.00%, due 3/1/52	3,401,838	2,734,874
3.00%, due 7/1/52	1,758,836	1,540,964
4.00%, due 3/1/53	1,330,922	1,253,887
4.50%, due 10/1/52	1,937,176	1,871,683
5.00%, due 12/1/55	787,638	781,441
5.50%, due 7/1/53	847,525	854,913
5.50%, due 11/1/54	665,148	674,624
6.00%, due 8/1/55	1,393,514	1,422,696
		13,733,435
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.0%
UMBS, 30 Year
2.00%, due 10/1/50	3,984,839	3,214,226
2.00%, due 1/1/52	1,081,382	869,053
2.00%, due 3/1/52	7,168,641	5,758,899
2.50%, due 6/1/51	316,906	271,166
2.50%, due 11/1/51	1,419,993	1,200,189
2.50%, due 4/1/52	642,758	541,241
4.00%, due 8/1/48	348,681	331,839
4.00%, due 2/1/49	196,372	186,894
4.00%, due 6/1/52	721,076	679,469
4.00%, due 5/1/53	841,531	789,920
4.50%, due 1/1/54	866,447	836,079
5.00%, due 11/1/52	2,331,343	2,309,582
5.00%, due 3/1/53	1,211,728	1,198,543

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Income Builder Fund

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.50%, due 2/1/53	$ 314,761	$ 317,644
5.50%, due 8/1/53	380,341	387,299
5.50%, due 5/1/54	1,879,341	1,890,792
6.00%, due 9/1/53	2,917	2,986
6.00%, due 9/1/54	1,406,389	1,439,246
		22,225,067
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	3	3
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,258,024	2,012,746
3.00%, due 11/20/51	2,081,816	1,855,674
		3,868,423
United States Treasury Bonds 0.7%
U.S. Treasury Bonds
4.625%, due 2/15/46	5,815,000	5,553,325
4.75%, due 2/15/56	2,360,000	2,272,238
		7,825,563
United States Treasury Note 0.9%
U.S. Treasury Notes
4.125%, due 4/30/33	9,605,000	9,555,474
Total U.S. Government & Federal Agencies (Cost $57,550,934)		57,207,962
Total Long-Term Bonds (Cost $368,728,402)		364,874,169

	Shares

Common Stocks 64.7%
Aerospace & Defense 1.1%
BAE Systems plc (United Kingdom)	297,639	8,272,375
General Dynamics Corp.	11,806	4,064,806
		12,337,181
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	93,589	5,533,776
United Parcel Service, Inc., Class B	38,136	4,149,197
		9,682,973
	Shares	Value

Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	98,741	$ 3,573,967
Automobiles 0.4%
Toyota Motor Corp. (Japan)	213,000	4,112,925
Banks 4.3%
Bank of America Corp.	140,072	7,488,249
Bank of Nova Scotia (The) (Canada)	53,160	4,135,863
Columbia Banking System, Inc.	154,784	4,581,606
JPMorgan Chase & Co.	23,192	7,264,430
Lloyds Banking Group plc (United Kingdom)	3,121,316	4,234,164
Regions Financial Corp.	161,786	4,618,990
Royal Bank of Canada (Canada)	27,692	4,980,626
Truist Financial Corp.	88,184	4,541,476
U.S. Bancorp	113,702	6,442,355
		48,287,759
Beverages 1.5%
Coca-Cola Co. (The)	87,962	6,927,887
Coca-Cola Europacific Partners plc (United Kingdom)	65,250	6,170,692
PepsiCo, Inc.	26,573	4,211,555
		17,310,134
Biotechnology 1.0%
AbbVie, Inc.	53,035	11,207,356
Capital Markets 1.2%
BlackRock, Inc.	4,001	4,263,466
Lazard, Inc.	90,334	4,381,199
Schroders plc (United Kingdom)	582,281	4,595,565
		13,240,230
Chemicals 1.7%
Croda International plc (United Kingdom)	96,992	3,760,164
Linde plc	8,380	4,199,553
Nutrien Ltd. (Canada)	91,715	6,970,340
Scotts Miracle-Gro Co. (The)	71,529	4,484,868
		19,414,925
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	74
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Communications Equipment 1.6%
Cisco Systems, Inc.	193,648	$ 17,718,792
Construction & Engineering 0.4%
Vinci SA (France)	28,884	4,356,112
Containers & Packaging 0.4%
Sonoco Products Co.	97,901	4,891,134
Diversified Telecommunication Services 2.8%
AT&T, Inc.	309,681	8,091,965
Deutsche Telekom AG (Registered) (Germany)	133,684	4,325,684
Orange SA (France)	435,321	9,078,950
Telenor ASA (Norway)	215,288	3,543,711
Verizon Communications, Inc.	136,793	6,570,168
		31,610,478
Electric Utilities 3.4%
American Electric Power Co., Inc.	74,861	10,264,192
Duke Energy Corp.	30,882	4,000,763
Entergy Corp.	65,426	7,714,380
NextEra Energy, Inc.	73,607	7,204,653
Pinnacle West Capital Corp.	52,192	5,413,354
Terna - Rete Elettrica Nazionale (Italy)	379,700	4,567,758
		39,165,100
Electrical Equipment 0.4%
Eaton Corp. plc	10,396	4,501,572
Food Products 1.4%
Hormel Foods Corp.	188,349	4,043,853
McCormick & Co., Inc. (Non-Voting)	77,539	3,942,083
Mondelez International, Inc., Class A	70,987	4,361,441
Nestle SA (Registered)	39,668	4,013,253
		16,360,630
Gas Utilities 0.7%
Snam SpA (Italy)	1,009,941	7,972,444
Health Care Equipment & Supplies 0.4%
Medtronic plc	53,257	4,312,219
	Shares	Value

Health Care Providers & Services 0.9%
CVS Health Corp.	121,031	$ 10,080,672
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	20,466	6,008,613
Restaurant Brands International, Inc. (Canada)	92,349	7,450,717
Vail Resorts, Inc. (c)	28,926	3,678,809
		17,138,139
Household Products 0.7%
Kimberly-Clark Corp.	41,170	4,052,363
Reckitt Benckiser Group plc (United Kingdom)	56,601	3,602,987
		7,655,350
Industrial Conglomerates 0.8%
Honeywell International, Inc.	18,319	3,926,311
Siemens AG (Registered) (Germany)	16,522	4,897,209
		8,823,520
Industrial REITs 0.3%
Segro plc (United Kingdom)	420,037	3,972,379
Insurance 3.7%
AIA Group Ltd. (Hong Kong)	627,400	6,812,687
Allianz SE (Registered) (Germany)	12,989	5,930,126
AXA SA (France)	159,859	7,681,102
Manulife Financial Corp. (Canada)	260,635	10,248,106
MetLife, Inc.	97,088	7,776,749
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	6,086	3,648,560
		42,097,330
Interactive Media & Services 1.1%
Alphabet, Inc., Class C	20,028	7,649,494
Meta Platforms, Inc., Class A	8,447	5,168,804
		12,818,298
IT Services 1.3%
Accenture plc, Class A	22,732	4,062,436
International Business Machines Corp.	47,720	11,022,365
		15,084,801
Leisure Products 0.8%
Hasbro, Inc.	99,425	9,528,892

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Income Builder Fund

	Shares	Value
Common Stocks (continued)
Machinery 0.3%
Toro Co. (The)	39,119	$ 3,722,955
Media 0.8%
Nexstar Media Group, Inc.	20,085	4,180,492
Omnicom Group, Inc.	58,071	4,455,207
		8,635,699
Multi-Utilities 0.5%
NiSource, Inc.	124,246	5,998,597
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	38,160	7,376,710
DCC plc (United Kingdom)	75,579	5,697,564
Equinor ASA (Norway)	124,944	5,014,105
MPLX LP	128,832	7,249,377
ONEOK, Inc.	60,375	5,582,273
TotalEnergies SE (France)	64,510	6,003,217
		36,923,246
Personal Care Products 0.4%
Unilever plc (United Kingdom)	69,500	4,063,764
Pharmaceuticals 4.8%
Astellas Pharma, Inc. (Japan)	347,700	4,957,149
Bristol-Myers Squibb Co.	84,886	5,143,243
Eli Lilly & Co.	3,559	3,326,241
GSK plc (United Kingdom)	238,415	6,256,502
Johnson & Johnson	26,666	6,129,180
Merck & Co., Inc.	55,746	6,086,348
Novartis AG (Registered)	49,988	7,414,871
Pfizer, Inc.	167,803	4,480,340
Roche Holding AG	10,737	4,375,326
Sanofi SA (France)	72,545	6,796,069
		54,965,269
Professional Services 0.8%
Intertek Group plc (United Kingdom)	83,302	5,369,541
Paychex, Inc.	39,722	3,679,449
		9,048,990
Retail REITs 0.3%
NNN REIT, Inc.	87,859	3,847,346
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc.	38,753	15,588,782
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	43,074	$ 17,980,380
Microchip Technology, Inc.	142,698	13,258,072
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	44,085	17,460,305
Texas Instruments, Inc.	51,980	14,610,538
		78,898,077
Software 1.2%
Microsoft Corp.	33,308	13,582,336
Specialized REITs 1.5%
Iron Mountain, Inc.	64,141	8,081,125
Lamar Advertising Co., Class A	30,197	4,162,354
VICI Properties, Inc.	155,534	4,541,593
		16,785,072
Specialty Retail 0.8%
Best Buy Co., Inc.	56,204	3,399,780
Home Depot, Inc. (The)	17,180	5,648,784
		9,048,564
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	27,363	7,424,950
Dell Technologies, Inc., Class C	81,823	17,096,916
Hewlett Packard Enterprise Co.	568,269	16,349,099
NetApp, Inc.	56,585	6,267,921
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,597	9,723,168
		56,862,054
Tobacco 1.2%
Imperial Brands plc (United Kingdom)	175,991	6,707,828
Philip Morris International, Inc.	43,419	7,167,174
		13,875,002
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	80,123	8,194,179
Watsco, Inc.	11,129	4,872,722
		13,066,901
Water Utilities 0.3%
Essential Utilities, Inc.	90,512	3,457,558
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B (Canada)	119,926	$ 4,365,842
Total Common Stocks (Cost $457,112,646)		734,402,658
Short-Term Investments 2.8%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 3.536% (j)	22,263,882	22,263,882
Unaffiliated Investment Companies 0.8%
Allspring Government Money Market Fund, 3.656% (j)(k)	2,000,000	2,000,000
Fidelity Government Portfolio, 3.625% (j)(k)	6,000,000	6,000,000
Invesco Government & Agency Portfolio, 3.659% (j)(k)	1,610,374	1,610,374
		9,610,374
Total Short-Term Investments (Cost $31,874,256)		31,874,256
Total Investments (Cost $857,715,304)	99.7%	1,131,151,083
Other Assets, Less Liabilities	0.3	3,858,064
Net Assets	100.0%	$ 1,135,009,147

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $9,436,410. The Fund received cash collateral with a value of $9,610,374. (See Note 2(M))
(d)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2026.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2026.
(j)	Current yield as of April 30, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Income Builder Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,099	$ 164,729	$ (154,564)	$ —	$ —	$ 22,264	$ 327	$ —	22,264

Foreign Currency Forward Contracts
As of April 30, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	16,202,977	JPMorgan Chase Bank N.A.	5/7/26	$ 565,890
AUD	23,293,000	USD	16,680,686	JPMorgan Chase Bank N.A.	8/4/26	58,374
EUR	11,921,664	USD	14,004,133	JPMorgan Chase Bank N.A.	8/4/26	45,104
GBP	9,813,000	USD	13,246,251	JPMorgan Chase Bank N.A.	5/7/26	106,747
JPY	1,885,255,000	USD	11,819,930	JPMorgan Chase Bank N.A.	5/7/26	225,242
USD	13,494,999	GBP	9,813,000	JPMorgan Chase Bank N.A.	5/7/26	142,001
USD	12,416,472	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	5/7/26	371,300
Total Unrealized Appreciation						1,514,658
EUR	6,436,664	USD	7,716,363	JPMorgan Chase Bank N.A.	5/7/26	(160,913)
EUR	5,485,000	USD	6,535,597	JPMorgan Chase Bank N.A.	5/7/26	(97,224)
USD	16,707,153	AUD	23,293,000	JPMorgan Chase Bank N.A.	5/7/26	(61,713)
USD	13,948,687	EUR	11,921,664	JPMorgan Chase Bank N.A.	5/7/26	(45,136)
USD	12,241,362	EUR	10,428,000	JPMorgan Chase Bank N.A.	8/4/26	(47,647)
USD	13,240,348	GBP	9,813,000	JPMorgan Chase Bank N.A.	8/4/26	(107,446)
USD	12,328,023	GBP	9,143,000	JPMorgan Chase Bank N.A.	8/4/26	(108,427)
USD	11,909,051	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	8/4/26	(227,152)
Total Unrealized Depreciation						(855,658)
Net Unrealized Appreciation						$ 659,000

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	82	June 2026	$ 5,510,003	$ 5,620,375	$ 110,372
Euro-Bund	262	June 2026	38,717,373	38,547,736	(169,637)
MSCI EAFE Index	90	June 2026	13,194,198	13,707,450	513,252
S&P 500 E-Mini Index	194	June 2026	65,256,682	70,264,375	5,007,693
S&P MidCap 400 E-Mini Index	36	June 2026	12,140,341	13,144,320	1,003,979
SPI 200 Index	50	June 2026	7,806,339	7,800,658	(5,681)
U.S. Treasury 10 Year Notes	183	June 2026	20,701,226	20,238,656	(462,570)
U.S. Treasury Long Bonds	211	June 2026	24,617,910	23,810,031	(807,879)
U.S. Treasury Ultra Bonds	144	June 2026	17,335,223	16,564,500	(770,723)
Yen Denominated Nikkei 225 Index	146	June 2026	25,101,688	27,898,119	2,796,431
Total Long Contracts					7,215,237
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-BTP	(298)	June 2026	$ (41,321,902)	$ (40,906,491)	$ 415,411
FTSE 100 Index	(188)	June 2026	(26,435,265)	(26,550,382)	(115,117)
U.S. Treasury 2 Year Notes	(26)	June 2026	(5,384,989)	(5,385,250)	(261)
U.S. Treasury 5 Year Notes	(142)	June 2026	(15,470,801)	(15,312,703)	158,098
U.S. Treasury 10 Year Ultra Bonds	(40)	June 2026	(4,538,216)	(4,514,375)	23,841
Total Short Contracts					481,972
Net Unrealized Appreciation					$ 7,697,209

1.	As of April 30, 2026, cash in the amount of $13,424,554 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
PYG—Paraguay Guarani
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
UYU—Uruguay Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Income Builder Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 41,986,890	$ —	$ 41,986,890
Corporate Bonds	—	130,044,405	—	130,044,405
Foreign Government Bonds	—	10,470,419	—	10,470,419
Loan Assignments	—	11,289,677	—	11,289,677
Mortgage-Backed Securities	—	113,874,816	—	113,874,816
U.S. Government & Federal Agencies	—	57,207,962	—	57,207,962
Total Long-Term Bonds	—	364,874,169	—	364,874,169
Common Stocks	734,402,658	—	—	734,402,658
Short-Term Investments
Affiliated Investment Company	22,263,882	—	—	22,263,882
Unaffiliated Investment Companies	9,610,374	—	—	9,610,374
Total Short-Term Investments	31,874,256	—	—	31,874,256
Total Investments in Securities	766,276,914	364,874,169	—	1,131,151,083
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,514,658	—	1,514,658
Futures Contracts	10,029,077	—	—	10,029,077
Total Other Financial Instruments	10,029,077	1,514,658	—	11,543,735
Total Investments in Securities and Other Financial Instruments	$ 776,305,991	$ 366,388,827	$ —	$ 1,142,694,818
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (855,658)	$ —	$ (855,658)
Futures Contracts	(2,331,868)	—	—	(2,331,868)
Total Other Financial Instruments	$ (2,331,868)	$ (855,658)	$ —	$ (3,187,526)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $835,451,422) including securities on loan of $9,436,410	$1,108,887,201
Investment in affiliated investment companies, at value (identified cost $22,263,882)	22,263,882
Cash	78,611
Cash denominated in foreign currencies (identified cost $329,604)	329,620
Cash collateral on deposit at broker for futures contracts	13,424,554
Due from custodian	353,027
Unrealized appreciation on unfunded commitments (See Note 5)	292
Receivables:
Dividends and interest	5,937,458
Variation margin on futures contracts	1,981,896
Fund shares sold	487,227
Investment securities sold	87,672
Securities lending	5,536
Unrealized appreciation on foreign currency forward contracts	1,514,658
Other assets	143,865
Total assets	1,155,495,499
Liabilities
Cash collateral received for securities on loan	9,610,374
Payables:
Investment securities purchased	7,932,745
Fund shares redeemed	869,433
Manager (See Note 3)	569,374
Transfer agent (See Note 3)	189,919
Distribution/Service fees (See Note 3)	179,797
Custodian	26,918
Professional fees	24,950
Trustees	1,330
Accrued expenses	919
Distributions payable	224,935
Unrealized depreciation on foreign currency forward contracts	855,658
Total liabilities	20,486,352
Net assets	$1,135,009,147
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$457,766
Additional paid-in-capital	834,629,233
835,086,999
Total distributable earnings (loss)	299,922,148
Net assets	$1,135,009,147
Class A
Net assets applicable to outstanding shares	$771,685,902
Shares of beneficial interest outstanding	31,231,812
Net asset value per share outstanding	$24.71
Maximum sales charge (3.00% of offering price)	0.76
Maximum offering price per share outstanding	$25.47
Investor Class
Net assets applicable to outstanding shares	$52,548,460
Shares of beneficial interest outstanding	2,124,382
Net asset value per share outstanding	$24.74
Maximum sales charge (2.50% of offering price)	0.63
Maximum offering price per share outstanding	$25.37
Class C
Net assets applicable to outstanding shares	$17,397,600
Shares of beneficial interest outstanding	698,611
Net asset value and offering price per share outstanding	$24.90
Class I
Net assets applicable to outstanding shares	$284,990,463
Shares of beneficial interest outstanding	11,386,696
Net asset value and offering price per share outstanding	$25.03
Class R6
Net assets applicable to outstanding shares	$8,224,124
Shares of beneficial interest outstanding	328,492
Net asset value and offering price per share outstanding	$25.04
SIMPLE Class
Net assets applicable to outstanding shares	$162,598
Shares of beneficial interest outstanding	6,576
Net asset value and offering price per share outstanding	$24.73

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Income Builder Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,777,220
Dividends-unaffiliated (net of foreign tax withholding of $327,626)	9,989,913
Dividends-affiliated	326,530
Securities lending, net	53,561
Total income	21,147,224
Expenses
Manager (See Note 3)	3,404,161
Distribution/Service—Class A (See Note 3)	913,131
Distribution/Service—Investor Class (See Note 3)	65,762
Distribution/Service—Class C (See Note 3)	96,394
Distribution/Service—SIMPLE Class (See Note 3)	330
Transfer agent (See Note 3)	557,484
Professional fees	95,879
Custodian	54,559
Registration	49,328
Shareholder communication	45,462
Trustees	16,024
Miscellaneous	25,519
Total expenses before waiver/reimbursement	5,324,033
Expense waiver/reimbursement from Manager (See Note 3)	(39,866)
Net expenses	5,284,167
Net investment income (loss)	15,863,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	42,760,913
Futures transactions	7,297,641
Foreign currency transactions	(322,561)
Foreign currency forward transactions	1,575,209
Net realized gain (loss)	51,311,202
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	44,363,013
Futures contracts	(623,188)
Foreign currency forward contracts	(320,534)
Translation of other assets and liabilities in foreign currencies	(590,067)
Unfunded commitments	292
Net change in unrealized appreciation (depreciation)	42,829,516
Net realized and unrealized gain (loss)	94,140,718
Net increase (decrease) in net assets resulting from operations	$110,003,775
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,863,057	$30,684,459
Net realized gain (loss)	51,311,202	62,642,425
Net change in unrealized appreciation (depreciation)	42,829,516	37,975,656
Net increase (decrease) in net assets resulting from operations	110,003,775	131,302,540
Distributions to shareholders:
Class A	(10,076,708)	(18,331,715)
Investor Class	(640,875)	(1,383,035)
Class B(a)	—	(2,911)
Class C	(153,343)	(494,794)
Class I	(4,041,396)	(7,643,091)
Class R6	(114,292)	(186,464)
SIMPLE Class	(1,719)	(2,321)
	(15,028,333)	(28,044,331)
Distributions to shareholders from return of capital:
Class A	—	(1,713,897)
Investor Class	—	(129,305)
Class B(a)	—	(272)
Class C	—	(46,260)
Class I	—	(714,580)
Class R6	—	(17,433)
SIMPLE Class	—	(217)
	—	(2,621,964)
Total distributions to shareholders	(15,028,333)	(30,666,295)
Capital share transactions:
Net proceeds from sales of shares	43,727,284	81,841,867
Net asset value of shares issued to shareholders in reinvestment of distributions	14,037,598	28,546,417
Cost of shares redeemed	(88,130,048)	(196,776,302)
Increase (decrease) in net assets derived from capital share transactions	(30,365,166)	(86,388,018)
Net increase (decrease) in net assets	64,610,276	14,248,227
	Six months ended April 30, 2026	Year ended October 31, 2025
Net Assets
Beginning of period	$1,070,398,871	$1,056,150,644
End of period	$1,135,009,147	$1,070,398,871

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.66	$20.58	$16.77	$16.97	$21.75	$18.61
Net investment income (loss) (a)	0.34	0.62	0.59	0.53	0.42	0.43
Net realized and unrealized gain (loss)	2.03	2.08	3.82	(0.23)	(3.63)	3.22
Total from investment operations	2.37	2.70	4.41	0.30	(3.21)	3.65
Less distributions:
From net investment income	(0.32)	(0.57)	(0.60)	(0.50)	(0.42)	(0.51)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.05)	—	—	(0.01)	—
Total distributions	(0.32)	(0.62)	(0.60)	(0.50)	(1.57)	(0.51)
Net asset value at end of period	$24.71	$22.66	$20.58	$16.77	$16.97	$21.75
Total investment return (b)	10.53%	13.39%	26.59%	1.66%	(15.75)%	19.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.90%††	2.93%	3.06%	2.96%	2.24%	2.04%
Net expenses (c)	1.01%††(d)	1.02%	1.02%	1.03%	1.02%	0.99%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(e)
Net assets at end of period (in 000’s)	$771,686	$716,310	$688,503	$595,905	$664,734	$818,764

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.68	$20.60	$16.78	$16.99	$21.77	$18.62
Net investment income (loss) (a)	0.31	0.57	0.55	0.48	0.39	0.40
Net realized and unrealized gain (loss)	2.04	2.08	3.82	(0.23)	(3.63)	3.22
Total from investment operations	2.35	2.65	4.37	0.25	(3.24)	3.62
Less distributions:
From net investment income	(0.29)	(0.52)	(0.55)	(0.46)	(0.39)	(0.47)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.05)	—	—	(0.01)	—
Total distributions	(0.29)	(0.57)	(0.55)	(0.46)	(1.54)	(0.47)
Net asset value at end of period	$24.74	$22.68	$20.60	$16.78	$16.99	$21.77
Total investment return (b)	10.41%	13.09%	26.31%	1.35%	(15.89)%	19.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.62%††	2.68%	2.82%	2.72%	2.05%	1.88%
Net expenses (c)	1.28%††	1.28%	1.28%	1.28%	1.20%	1.18%
Expenses (before waiver/reimbursement)	1.35%††	1.32%	1.30%	1.29%	1.20%	1.18%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(d)
Net assets at end of period (in 000's)	$52,548	$54,202	$58,043	$56,415	$60,808	$77,887

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.83	$20.73	$16.88	$17.08	$21.88	$18.71
Net investment income (loss) (a)	0.22	0.41	0.40	0.35	0.25	0.24
Net realized and unrealized gain (loss)	2.05	2.09	3.85	(0.23)	(3.66)	3.24
Total from investment operations	2.27	2.50	4.25	0.12	(3.41)	3.48
Less distributions:
From net investment income	(0.20)	(0.36)	(0.40)	(0.32)	(0.24)	(0.31)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.04)	—	—	(0.01)	—
Total distributions	(0.20)	(0.40)	(0.40)	(0.32)	(1.39)	(0.31)
Net asset value at end of period	$24.90	$22.83	$20.73	$16.88	$17.08	$21.88
Total investment return (b)	9.97%	12.24%	25.36%	0.63%	(16.55)%	18.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%††	1.95%	2.09%	1.98%	1.29%	1.13%
Net expenses (c)	2.03%††	2.03%	2.03%	2.03%	1.95%	1.93%
Expenses (before waiver/reimbursement)	2.10%††	2.07%	2.06%	2.04%	1.95%	1.93%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(d)
Net assets at end of period (in 000’s)	$17,398	$21,599	$36,161	$49,577	$76,894	$132,596

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.95	$20.83	$16.97	$17.17	$21.99	$18.80
Net investment income (loss) (a)	0.37	0.68	0.65	0.58	0.48	0.49
Net realized and unrealized gain (loss)	2.06	2.11	3.86	(0.23)	(3.68)	3.26
Total from investment operations	2.43	2.79	4.51	0.35	(3.20)	3.75
Less distributions:
From net investment income	(0.35)	(0.61)	(0.65)	(0.55)	(0.47)	(0.56)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.06)	—	—	(0.01)	—
Total distributions	(0.35)	(0.67)	(0.65)	(0.55)	(1.62)	(0.56)
Net asset value at end of period	$25.03	$22.95	$20.83	$16.97	$17.17	$21.99
Total investment return (b)	10.66%	13.70%	26.88%	1.89%	(15.55)%	20.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.14%††	3.18%	3.31%	3.22%	2.48%	2.30%
Net expenses (c)	0.76%††(d)	0.77%	0.77%	0.78%	0.77%	0.74%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(e)
Net assets at end of period (in 000’s)	$284,990	$271,080	$267,503	$255,677	$339,868	$505,806

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Income Builder Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.95	$20.84	$16.97	$17.17	$21.99	$18.80
Net investment income (loss) (a)	0.38	0.70	0.67	0.58	0.49	0.51
Net realized and unrealized gain (loss)	2.07	2.10	3.87	(0.22)	(3.67)	3.26
Total from investment operations	2.45	2.80	4.54	0.36	(3.18)	3.77
Less distributions:
From net investment income	(0.36)	(0.63)	(0.67)	(0.56)	(0.49)	(0.58)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.06)	—	—	(0.01)	—
Total distributions	(0.36)	(0.69)	(0.67)	(0.56)	(1.64)	(0.58)
Net asset value at end of period	$25.04	$22.95	$20.84	$16.97	$17.17	$21.99
Total investment return (b)	10.70%	13.79%	27.05%	1.98%	(15.48)%	20.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.23%††	3.26%	3.40%	3.27%	2.57%	2.38%
Net expenses (c)	0.68%††(d)	0.69%	0.68%	0.69%	0.68%	0.66%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(e)
Net assets at end of period (in 000’s)	$8,224	$7,099	$5,050	$3,807	$89,692	$109,387

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.68	$20.59	$16.78	$16.99	$21.78	$18.62
Net investment income (loss) (a)	0.31	0.56	0.55	0.47	0.20	0.34
Net realized and unrealized gain (loss)	2.04	2.10	3.82	(0.23)	(3.50)	3.24
Total from investment operations	2.35	2.66	4.37	0.24	(3.30)	3.58
Less distributions:
From net investment income	(0.30)	(0.52)	(0.56)	(0.45)	(0.34)	(0.42)
From net realized gain on investments	—	—	—	—	(1.14)	—
Return of capital	—	(0.05)	—	—	(0.01)	—
Total distributions	(0.30)	(0.57)	(0.56)	(0.45)	(1.49)	(0.42)
Net asset value at end of period	$24.73	$22.68	$20.59	$16.78	$16.99	$21.78
Total investment return (b)	10.40%	13.15%	26.28%	1.31%	(16.10)%	19.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%††	2.66%	2.80%	2.65%	1.06%	1.61%
Net expenses (c)	1.23%††(d)	1.28%	1.27%	1.32%	1.45%	1.43%
Portfolio turnover rate	29%	50%	41%	56%	61%	57%(e)
Net assets at end of period (in 000’s)	$163	$109	$72	$36	$34	$29

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate not including mortgage dollar rolls was 56% for the year ended October 31, 2021.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Income Builder Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI Income Builder Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 3, 1995
Investor Class	February 28, 2008
Class C	September 1, 1998
Class I	January 2, 2004
Class R6	February 28, 2018
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

35

Notes to Financial Statements (Unaudited) (continued)
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.

36	NYLI Income Builder Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the
37

Notes to Financial Statements (Unaudited) (continued)
market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities, to the extent the Fund held any such securities during the six-month period ended April 30, 2026, is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal

38	NYLI Income Builder Fund

to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(J) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(K) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign
39

Notes to Financial Statements (Unaudited) (continued)
exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(L) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(M) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Fund may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the

40	NYLI Income Builder Fund

Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into Treasury futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities. The Fund also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Fund.
Foreign currency forward contracts were used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$9,431,727	$597,350	$10,029,077
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	1,514,658	—	—	1,514,658
Total Fair Value	$1,514,658	$9,431,727	$597,350	$11,543,735

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

41

Notes to Financial Statements (Unaudited) (continued)
Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(120,798)	$(2,211,070)	$(2,331,868)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(855,658)	—	—	(855,658)
Total Fair Value	$(855,658)	$(120,798)	$(2,211,070)	$(3,187,526)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$5,621,894	$1,675,747	$7,297,641
Forward Transactions	1,575,209	—	—	1,575,209
Total Net Realized Gain (Loss)	$1,575,209	$5,621,894	$1,675,747	$8,872,850

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$1,740,281	$(2,363,469)	$(623,188)
Forward Contracts	(320,534)	—	—	(320,534)
Total Net Change in Unrealized Appreciation (Depreciation)	$(320,534)	$1,740,281	$(2,363,469)	$(943,722)

Average Notional Amount	Total
Futures Contracts Long	$226,753,438
Futures Contracts Short	$(66,443,130)
Forward Contracts Long	$45,294,324
Forward Contracts Short	$(47,406,236)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investment Management, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of
New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investment Management, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Asset allocation decisions for the Fund are made by a committee chaired by New York Life Investment Management in collaboration with MacKay Shields. New York Life Investment Management pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.64% up to $500 million; 0.60% from $500 million to $1 billion; 0.575% from $1 billion to $5 billion; and 0.565% in excess of $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management under a separate fund accounting agreement furnished at an annual rate of the Fund’s average daily net assets as follows: 0.05% up to $20 million; 0.0333% from $20 million to $100 million; and 0.01% in excess of $100 million. During the six-month period ended April 30, 2026, the effective management fee rate was 0.63%, inclusive of a fee for fund accounting services of 0.01% of the Fund’s average daily net assets. New York Life Investment Management may voluntarily waive a portion of the fee for fund accounting services for the Fund to the extent it deems appropriate. This expense limitation policy is voluntary and in
42	NYLI Income Builder Fund

addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
In addition, New York Life Investment Management has contractually agreed to waive fees and/or reimbursed expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustees expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I shares.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,404,161 and waived fees and/or reimbursed expenses in the amount of $39,866 and paid MacKay Shields and Epoch fees of $644,743 and $1,069,634, respectively.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $14,002 and $820, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $9,070 and $632, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$295,992	$—
Investor Class	110,283	(18,217)
Class C	40,368	(6,630)
Class I	110,656	—
Class R6	148	—
SIMPLE Class	37	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
43

Notes to Financial Statements (Unaudited) (continued)
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$46,362	0.6%
SIMPLE Class	38,531	23.7
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$861,024,045	$288,727,328	$(18,600,290)	$270,127,038
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $15,405,814, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,406	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$28,044,331
Return of Capital	2,621,964
Total	$30,666,295

Note 5–Commitments and Contingencies
Commitments are available until maturity date.
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	$27,293	$292

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of U.S. government securities were $81,766 and $108,802, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $228,116 and $225,402, respectively.

44	NYLI Income Builder Fund

Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,297,797	$30,536,615
Shares issued to shareholders in reinvestment of distributions	406,054	9,658,014
Shares redeemed	(2,294,507)	(53,821,975)
Net increase (decrease) in shares outstanding before conversion	(590,656)	(13,627,346)
Shares converted into Class A (See Note 1)	221,682	5,165,607
Shares converted from Class A (See Note 1)	(11,849)	(279,554)
Net increase (decrease)	(380,823)	$(8,741,293)
Year ended October 31, 2025:
Shares sold	2,448,737	$51,880,949
Shares issued to shareholders in reinvestment of distributions	908,560	19,157,325
Shares redeemed	(5,594,058)	(118,033,514)
Net increase (decrease) in shares outstanding before conversion	(2,236,761)	(46,995,240)
Shares converted into Class A (See Note 1)	403,039	8,642,809
Shares converted from Class A (See Note 1)	(16,687)	(344,381)
Net increase (decrease)	(1,850,409)	$(38,696,812)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	27,752	$656,149
Shares issued to shareholders in reinvestment of distributions	26,776	637,709
Shares redeemed	(112,923)	(2,664,438)
Net increase (decrease) in shares outstanding before conversion	(58,395)	(1,370,580)
Shares converted into Investor Class (See Note 1)	3,860	91,918
Shares converted from Investor Class (See Note 1)	(210,569)	(4,910,262)
Net increase (decrease)	(265,104)	$(6,188,924)
Year ended October 31, 2025:
Shares sold	56,132	$1,182,704
Shares issued to shareholders in reinvestment of distributions	71,188	1,500,546
Shares redeemed	(259,648)	(5,477,079)
Net increase (decrease) in shares outstanding before conversion	(132,328)	(2,793,829)
Shares converted into Investor Class (See Note 1)	31,517	660,162
Shares converted from Investor Class (See Note 1)	(327,613)	(7,070,037)
Net increase (decrease)	(428,424)	$(9,203,704)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	152	$3,181
Shares redeemed	(3,559)	(73,969)
Net increase (decrease) in shares outstanding before conversion	(3,407)	(70,788)
Shares converted from Class B	(35,983)	(755,523)
Net increase (decrease)	(39,390)	$(826,311)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	25,462	$610,964
Shares issued to shareholders in reinvestment of distributions	6,286	151,028
Shares redeemed	(262,435)	(6,171,932)
Net increase (decrease) in shares outstanding before conversion	(230,687)	(5,409,940)
Shares converted from Class C (See Note 1)	(16,674)	(393,552)
Net increase (decrease)	(247,361)	$(5,803,492)
Year ended October 31, 2025:
Shares sold	49,260	$1,045,660
Shares issued to shareholders in reinvestment of distributions	24,607	519,248
Shares redeemed	(804,557)	(17,059,783)
Net increase (decrease) in shares outstanding before conversion	(730,690)	(15,494,875)
Shares converted from Class C (See Note 1)	(68,094)	(1,433,053)
Net increase (decrease)	(798,784)	$(16,927,928)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	450,229	$10,725,476
Shares issued to shareholders in reinvestment of distributions	145,975	3,514,631
Shares redeemed	(1,036,079)	(24,703,692)
Net increase (decrease) in shares outstanding before conversion	(439,875)	(10,463,585)
Shares converted into Class I (See Note 1)	16,008	380,192
Shares converted from Class I (See Note 1)	(2,288)	(54,349)
Net increase (decrease)	(426,155)	$(10,137,742)
Year ended October 31, 2025:
Shares sold	1,153,400	$24,645,114
Shares issued to shareholders in reinvestment of distributions	339,122	7,241,952
Shares redeemed	(2,537,328)	(54,344,157)
Net increase (decrease) in shares outstanding before conversion	(1,044,806)	(22,457,091)
Shares converted into Class I (See Note 1)	21,223	441,566
Shares converted from Class I (See Note 1)	(6,438)	(141,543)
Net increase (decrease)	(1,030,021)	$(22,157,068)

45

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	48,164	$1,157,849
Shares issued to shareholders in reinvestment of distributions	3,090	74,497
Shares redeemed	(32,017)	(768,011)
Net increase (decrease)	19,237	$464,335
Year ended October 31, 2025:
Shares sold	142,873	$3,023,731
Shares issued to shareholders in reinvestment of distributions	5,677	121,627
Shares redeemed	(81,679)	(1,753,876)
Net increase (decrease)	66,871	$1,391,482

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,710	$40,231
Shares issued to shareholders in reinvestment of distributions	72	1,719
Net increase (decrease)	1,782	$41,950
Year ended October 31, 2025:
Shares sold	2,944	$63,709
Shares issued to shareholders in reinvestment of distributions	121	2,538
Shares redeemed	(1,775)	(33,924)
Net increase (decrease)	1,290	$32,323

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
46	NYLI Income Builder Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
47

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
54

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
55

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
56

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
57

NYLI WMC Value Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 1.5%
L3Harris Technologies, Inc.	42,332	$ 13,569,523
Automobile Components 1.1%
Gentex Corp.	453,093	10,470,979
Banks 8.2%
Huntington Bancshares, Inc.	891,401	14,939,881
JPMorgan Chase & Co.	108,948	34,125,782
M&T Bank Corp.	66,773	14,598,581
PNC Financial Services Group, Inc. (The)	62,275	13,887,325
		77,551,569
Beverages 1.5%
Keurig Dr Pepper, Inc.	483,252	14,207,609
Biotechnology 1.4%
Gilead Sciences, Inc.	100,800	13,188,672
Building Products 1.6%
Johnson Controls International plc	102,480	14,965,154
Capital Markets 8.7%
Ares Management Corp.	110,729	12,999,585
KKR & Co., Inc.	145,693	15,201,608
LPL Financial Holdings, Inc.	37,566	12,551,927
Nasdaq, Inc.	154,842	14,231,528
Raymond James Financial, Inc.	85,252	13,497,097
S&P Global, Inc.	32,359	13,954,171
		82,435,916
Communications Equipment 3.5%
Cisco Systems, Inc.	226,227	20,699,771
F5, Inc. (a)	39,138	12,676,798
		33,376,569
Consumer Staples Distribution & Retail 1.4%
U.S. Foods Holding Corp. (a)	139,183	13,012,219
Diversified Consumer Services 1.0%
H&R Block, Inc.	290,905	9,230,416
Electric Utilities 1.5%
American Electric Power Co., Inc.	100,988	13,846,465
	Shares	Value

Electrical Equipment 3.0%
Eaton Corp. plc	35,782	$ 15,493,964
Emerson Electric Co.	88,266	12,396,077
		27,890,041
Food Products 1.5%
Archer-Daniels-Midland Co.	194,401	14,490,650
Gas Utilities 1.4%
Atmos Energy Corp.	71,105	13,508,528
Health Care Providers & Services 4.0%
Elevance Health, Inc.	45,710	17,206,158
UnitedHealth Group, Inc.	54,493	20,188,567
		37,394,725
Industrial Conglomerates 1.2%
3M Co.	78,880	11,557,498
Insurance 7.4%
American International Group, Inc.	182,900	13,680,920
Chubb Ltd.	42,727	13,971,729
Marsh & McLennan Cos., Inc.	85,203	14,289,395
MetLife, Inc.	181,189	14,513,239
Progressive Corp. (The)	67,453	13,576,940
		70,032,223
Interactive Media & Services 5.5%
Alphabet, Inc., Class C	136,113	51,986,999
IT Services 2.8%
Accenture plc, Class A	74,985	13,400,569
Amdocs Ltd.	198,704	12,850,188
		26,250,757
Machinery 2.4%
Middleby Corp. (The) (a)	72,838	10,223,542
PACCAR, Inc.	104,399	12,402,601
		22,626,143
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	208,574	12,051,406
Multi-Utilities 1.8%
Sempra	174,321	16,581,413
Oil, Gas & Consumable Fuels 5.8%
Antero Resources Corp. (a)	329,889	12,951,442

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	77,506	$ 15,937,559
Marathon Petroleum Corp.	49,708	12,341,999
Targa Resources Corp.	52,813	13,735,605
		54,966,605
Personal Care Products 1.3%
Unilever plc, Sponsored ADR	211,464	12,472,147
Pharmaceuticals 11.0%
AstraZeneca plc	50,664	9,492,914
Eli Lilly & Co.	12,763	11,928,300
Johnson & Johnson	106,812	24,550,738
Merck & Co., Inc.	195,962	21,395,131
Pfizer, Inc.	628,729	16,787,064
Roche Holding AG	19,867	8,095,799
Zoetis, Inc.	101,647	11,686,356
		103,936,302
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	36,179	15,102,200
NVIDIA Corp.	76,050	15,177,298
NXP Semiconductors NV	54,213	15,916,395
		46,195,893
Software 1.4%
Microsoft Corp.	32,580	13,285,472
Specialized REITs 2.7%
Crown Castle, Inc.	149,521	13,274,474
Gaming and Leisure Properties, Inc.	256,397	12,424,999
		25,699,473
Specialty Retail 3.0%
Dick's Sporting Goods, Inc.	67,427	15,300,535
Industria de Diseno Textil SA, ADR	849,066	12,676,555
		27,977,090
	Shares	Value

Technology Hardware, Storage & Peripherals 1.5%
NetApp, Inc.	125,848	$ 13,940,183
Trading Companies & Distributors 1.6%
Ferguson Enterprises, Inc.	57,084	15,281,958
Water Utilities 1.2%
American Water Works Co., Inc.	88,924	11,419,620
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.	73,891	14,445,690
Total Common Stocks (Cost $715,276,245)		939,845,907
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	3,813,473	3,813,473
Total Short-Term Investment (Cost $3,813,473)		3,813,473
Total Investments (Cost $719,089,718)	100.0%	943,659,380
Other Assets, Less Liabilities	(0.0)‡	(205,539)
Net Assets	100.0%	$ 943,453,841

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2026.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 11,372	$ 79,370	$ (86,929)	$ —	$ —	$ 3,813	$ 159	$ —	3,813

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Value Fund

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 939,845,907	$ —	$ —	$ 939,845,907
Short-Term Investment
Affiliated Investment Company	3,813,473	—	—	3,813,473
Total Investments in Securities	$ 943,659,380	$ —	$ —	$ 943,659,380

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $715,276,245)	$939,845,907
Investment in affiliated investment companies, at value (identified cost $3,813,473)	3,813,473
Cash	62
Receivables:
Dividends	952,393
Fund shares sold	217,932
Other assets	81,264
Total assets	944,911,031
Liabilities
Payables:
Fund shares redeemed	664,221
Manager (See Note 3)	491,756
Distribution/Service fees (See Note 3)	133,084
Transfer agent (See Note 3)	111,439
Professional fees	36,849
Custodian	5,644
Trustees	1,700
Shareholder communication	454
Securities lending	211
Accrued expenses	11,832
Total liabilities	1,457,190
Net assets	$943,453,841
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$278,175
Additional paid-in-capital	658,561,898
658,840,073
Total distributable earnings (loss)	284,613,768
Net assets	$943,453,841
Class A
Net assets applicable to outstanding shares	$567,855,451
Shares of beneficial interest outstanding	17,098,225
Net asset value per share outstanding	$33.21
Maximum sales charge (5.50% of offering price)	1.93
Maximum offering price per share outstanding	$35.14
Investor Class
Net assets applicable to outstanding shares	$43,774,683
Shares of beneficial interest outstanding	1,315,976
Net asset value per share outstanding	$33.26
Maximum sales charge (5.00% of offering price)	1.75
Maximum offering price per share outstanding	$35.01
Class C
Net assets applicable to outstanding shares	$14,001,933
Shares of beneficial interest outstanding	647,450
Net asset value and offering price per share outstanding	$21.63
Class I
Net assets applicable to outstanding shares	$122,868,055
Shares of beneficial interest outstanding	3,381,479
Net asset value and offering price per share outstanding	$36.34
Class R6
Net assets applicable to outstanding shares	$194,953,719
Shares of beneficial interest outstanding	5,374,373
Net asset value and offering price per share outstanding	$36.27

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Value Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $99,171)	$11,188,790
Dividends-affiliated	158,703
Securities lending, net	5,722
Total income	11,353,215
Expenses
Manager (See Note 3)	3,069,989
Distribution/Service—Class A (See Note 3)	683,657
Distribution/Service—Investor Class (See Note 3)	53,482
Distribution/Service—Class C (See Note 3)	71,962
Transfer agent (See Note 3)	316,339
Professional fees	71,072
Registration	41,374
Shareholder communication	30,239
Trustees	14,175
Custodian	13,732
Miscellaneous	22,741
Total expenses before waiver/reimbursement	4,388,762
Expense waiver/reimbursement from Manager (See Note 3)	(44,038)
Net expenses	4,344,724
Net investment income (loss)	7,008,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	62,383,724
Foreign currency transactions	360
Net realized gain (loss)	62,384,084
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	39,335,096
Translation of other assets and liabilities in foreign currencies	7,519
Net change in unrealized appreciation (depreciation)	39,342,615
Net realized and unrealized gain (loss)	101,726,699
Net increase (decrease) in net assets resulting from operations	$108,735,190
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,008,491	$13,929,330
Net realized gain (loss)	62,384,084	58,151,899
Net change in unrealized appreciation (depreciation)	39,342,615	(4,628,863)
Net increase (decrease) in net assets resulting from operations	108,735,190	67,452,366
Distributions to shareholders:
Class A	(39,966,602)	(27,692,804)
Investor Class	(3,133,413)	(2,310,009)
Class B(a)	—	(75,080)
Class C	(1,482,176)	(1,341,583)
Class I	(8,538,702)	(6,612,204)
Class R6	(15,008,919)	(12,019,193)
Total distributions to shareholders	(68,129,812)	(50,050,873)
Capital share transactions:
Net proceeds from sales of shares	14,664,362	34,132,181
Net asset value of shares issued to shareholders in reinvestment of distributions	66,677,221	49,012,102
Cost of shares redeemed	(112,353,780)	(185,885,576)
Increase (decrease) in net assets derived from capital share transactions	(31,012,197)	(102,741,293)
Net increase (decrease) in net assets	9,593,181	(85,339,800)
Net Assets
Beginning of period	933,860,660	1,019,200,460
End of period	$943,453,841	$933,860,660

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.89	$31.28	$25.98	$28.11	$55.21	$39.49
Net investment income (loss) (a)	0.22	0.41	0.39	0.39	0.36	0.30
Net realized and unrealized gain (loss)	3.51	1.77	6.18	(0.94)	(1.68)	17.09
Total from investment operations	3.73	2.18	6.57	(0.55)	(1.32)	17.39
Less distributions:
From net investment income	(0.45)	(0.44)	(0.40)	(0.42)	(0.38)	(0.25)
From net realized gain on investments	(1.96)	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(2.41)	(1.57)	(1.27)	(1.58)	(25.78)	(1.67)
Net asset value at end of period	$33.21	$31.89	$31.28	$25.98	$28.11	$55.21
Total investment return (b)	12.26%	7.20%	26.13%	(2.17)%	(2.68)%	45.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.42%††	1.35%	1.36%	1.42%	1.21%	0.60%
Net expenses (c)	1.02%††	1.02%	1.02%	1.03%(d)	1.02%(d)	1.06%
Portfolio turnover rate	23%	43%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$567,855	$535,668	$556,206	$485,177	$522,937	$547,299

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.90	$31.27	$25.96	$28.09	$55.08	$39.40
Net investment income (loss) (a)	0.19	0.35	0.33	0.31	0.29	0.14
Net realized and unrealized gain (loss)	3.50	1.76	6.18	(0.93)	(1.69)	17.09
Total from investment operations	3.69	2.11	6.51	(0.62)	(1.40)	17.23
Less distributions:
From net investment income	(0.37)	(0.35)	(0.33)	(0.35)	(0.19)	(0.13)
From net realized gain on investments	(1.96)	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(2.33)	(1.48)	(1.20)	(1.51)	(25.59)	(1.55)
Net asset value at end of period	$33.26	$31.90	$31.27	$25.96	$28.09	$55.08
Total investment return (b)	12.11%	6.98%	25.82%	(2.43)%	(2.91)%	44.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%††	1.15%	1.14%	1.16%	0.97%	0.28%
Net expenses (c)	1.25%††	1.23%	1.27%	1.30%(d)	1.26%(d)	1.36%
Portfolio turnover rate	23%	43%	36%	29%	37%	23%
Net assets at end of period (in 000's)	$43,775	$43,263	$49,032	$50,024	$56,061	$66,193

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$21.45	$21.58	$18.31	$20.30	$47.04	$33.98
Net investment income (loss) (a)	0.05	0.08	0.07	0.08	0.05	(0.21)
Net realized and unrealized gain (loss)	2.31	1.20	4.31	(0.66)	(1.39)	14.69
Total from investment operations	2.36	1.28	4.38	(0.58)	(1.34)	14.48
Less distributions:
From net investment income	(0.22)	(0.28)	(0.24)	(0.25)	—	—
From net realized gain on investments	(1.96)	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(2.18)	(1.41)	(1.11)	(1.41)	(25.40)	(1.42)
Net asset value at end of period	$21.63	$21.45	$21.58	$18.31	$20.30	$47.04
Total investment return (b)	11.74%	6.16%	24.93%	(3.18)%	(3.66)%	43.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.44%††	0.41%	0.34%	0.41%	0.22%	(0.50)%
Net expenses (c)	2.00%††	1.98%	2.02%	2.05%	2.00%	2.11%
Expenses (before waiver/reimbursement) (c)	2.00%††	1.98%	2.02%	2.05%(d)	2.01%	2.11%
Portfolio turnover rate	23%	43%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$14,002	$15,168	$20,290	$14,603	$14,564	$11,119

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Value Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$34.73	$33.92	$28.06	$30.24	$57.43	$40.99
Net investment income (loss) (a)	0.30	0.56	0.53	0.51	0.48	0.30
Net realized and unrealized gain (loss)	3.82	1.92	6.69	(1.02)	(1.76)	17.91
Total from investment operations	4.12	2.48	7.22	(0.51)	(1.28)	18.21
Less distributions:
From net investment income	(0.55)	(0.54)	(0.49)	(0.51)	(0.51)	(0.35)
From net realized gain on investments	(1.96)	(1.13)	(0.87)	(1.16)	(25.40)	(1.42)
Total distributions	(2.51)	(1.67)	(1.36)	(1.67)	(25.91)	(1.77)
Net asset value at end of period	$36.34	$34.73	$33.92	$28.06	$30.24	$57.43
Total investment return (b)	12.42%	7.54%	26.60%	(1.88)%	(2.37)%	45.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.74%††	1.67%	1.70%	1.76%	1.51%	0.61%
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.70%	0.82%
Expenses (before waiver/reimbursement) (c)	0.77%††	0.77%	0.77%	0.79%	0.77%	0.83%
Portfolio turnover rate	23%	43%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$122,868	$119,470	$136,450	$141,185	$137,117	$102,714

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$34.67	$33.87	$28.02	$30.20	$57.42	$53.83**
Net investment income (loss) (a)	0.30	0.56	0.53	0.52	0.49	0.65
Net realized and unrealized gain (loss)	3.81	1.91	6.68	(1.03)	(1.77)	2.94
Total from investment operations	4.11	2.47	7.21	(0.51)	(1.28)	3.59
Less distributions:
From net investment income	(0.55)	(0.54)	(0.49)	(0.51)	(0.54)	—
From net realized gain on investments	(1.96)	(1.13)	(0.87)	(1.16)	(25.40)	—
Total distributions	(2.51)	(1.67)	(1.36)	(1.67)	(25.94)	—
Net asset value at end of period	$36.27	$34.67	$33.87	$28.02	$30.20	$57.42
Total investment return (b)	12.41%	7.56%	26.57%	(1.88)%	(2.37)%	6.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.75%††	1.67%	1.68%	1.77%	1.52%	1.25%††
Net expenses (c)	0.70%††(d)	0.70%(d)	0.70%	0.70%	0.70%	0.72%††
Expenses (before waiver/reimbursement) (c)	0.70%††	0.70%	0.70%	0.71%	0.71%	0.72%††
Portfolio turnover rate	23%	43%	36%	29%	37%	23%
Net assets at end of period (in 000’s)	$194,954	$220,292	$255,987	$198,461	$272,274	$356,580

*	Unaudited.
**	Based on the net asset value of Class I as of April 26, 2021.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC Value Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds (the “Trust”) was organized as a Massachusetts business trust on January 9, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of eleven funds (collectively referred to as the "Funds"). These financial statements and notes relate to the NYLI WMC Value Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 9, 1999
Investor Class	February 28, 2008
Class C	June 9, 1999
Class I	January 21, 1971
Class R6	April 26, 2021
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term appreciation of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

13

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

14	NYLI WMC Value Fund

amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
15

Notes to Financial Statements (Unaudited) (continued)
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York

16	NYLI WMC Value Fund

Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.66% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,069,989 and waived fees and/or reimbursed expenses in the amount of $44,038 and paid the Subadvisor fees in the amount of $1,259,387.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the
Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $20,513 and $1,737, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $218 and $76, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$184,264	$—
Investor Class	65,247	—
Class C	21,949	—
Class I	40,776	—
Class R6	4,103	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed
17

Notes to Financial Statements (Unaudited) (continued)
semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$39,094	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$727,170,260	$248,034,684	$(31,545,564)	$216,489,120
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$14,648,876
Long-Term Capital Gains	35,401,997
Total	$50,050,873
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $213,240 and $298,261, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the six-month period ended April 30, 2026, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$6,605	$1,286

18	NYLI WMC Value Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	339,781	$10,767,365
Shares issued to shareholders in reinvestment of distributions	1,258,486	38,824,302
Shares redeemed	(1,387,293)	(44,096,869)
Net increase (decrease) in shares outstanding before conversion	210,974	5,494,798
Shares converted into Class A (See Note 1)	93,380	2,900,993
Shares converted from Class A (See Note 1)	(1,150)	(36,192)
Net increase (decrease)	303,204	$8,359,599
Year ended October 31, 2025:
Shares sold	733,876	$22,399,923
Shares issued to shareholders in reinvestment of distributions	880,836	26,874,695
Shares redeemed	(2,816,594)	(86,017,907)
Net increase (decrease) in shares outstanding before conversion	(1,201,882)	(36,743,289)
Shares converted into Class A (See Note 1)	224,969	6,942,287
Shares converted from Class A (See Note 1)	(6,861)	(207,081)
Net increase (decrease)	(983,774)	$(30,008,083)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	10,556	$335,492
Shares issued to shareholders in reinvestment of distributions	101,136	3,128,140
Shares redeemed	(66,089)	(2,105,786)
Net increase (decrease) in shares outstanding before conversion	45,603	1,357,846
Shares converted into Investor Class (See Note 1)	785	25,390
Shares converted from Investor Class (See Note 1)	(86,524)	(2,692,859)
Net increase (decrease)	(40,136)	$(1,309,623)
Year ended October 31, 2025:
Shares sold	26,367	$810,063
Shares issued to shareholders in reinvestment of distributions	75,403	2,305,062
Shares redeemed	(140,863)	(4,311,668)
Net increase (decrease) in shares outstanding before conversion	(39,093)	(1,196,543)
Shares converted into Investor Class (See Note 1)	11,286	353,348
Shares converted from Investor Class (See Note 1)	(184,338)	(5,716,366)
Net increase (decrease)	(212,145)	$(6,559,561)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	3,631	$75,080
Shares redeemed	(1,889)	(38,291)
Net increase (decrease) in shares outstanding before conversion	1,742	36,789
Shares converted from Class B	(58,996)	(1,216,625)
Net increase (decrease)	(57,254)	$(1,179,836)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	9,463	$194,347
Shares issued to shareholders in reinvestment of distributions	70,893	1,429,920
Shares redeemed	(128,555)	(2,673,310)
Net increase (decrease) in shares outstanding before conversion	(48,199)	(1,049,043)
Shares converted from Class C (See Note 1)	(11,367)	(233,524)
Net increase (decrease)	(59,566)	$(1,282,567)
Year ended October 31, 2025:
Shares sold	41,910	$892,205
Shares issued to shareholders in reinvestment of distributions	63,045	1,305,035
Shares redeemed	(320,852)	(6,598,773)
Net increase (decrease) in shares outstanding before conversion	(215,897)	(4,401,533)
Shares converted from Class C (See Note 1)	(17,209)	(359,726)
Net increase (decrease)	(233,106)	$(4,761,259)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	85,776	$2,982,053
Shares issued to shareholders in reinvestment of distributions	245,801	8,285,940
Shares redeemed	(391,560)	(13,672,953)
Net increase (decrease) in shares outstanding before conversion	(59,983)	(2,404,960)
Shares converted into Class I (See Note 1)	1,052	36,192
Net increase (decrease)	(58,931)	$(2,368,768)
Year ended October 31, 2025:
Shares sold	265,373	$8,726,553
Shares issued to shareholders in reinvestment of distributions	194,234	6,433,037
Shares redeemed	(1,048,454)	(35,131,627)
Net increase (decrease) in shares outstanding before conversion	(588,847)	(19,972,037)
Shares converted into Class I (See Note 1)	6,225	204,163
Net increase (decrease)	(582,622)	$(19,767,874)

19

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	11,051	$385,105
Shares issued to shareholders in reinvestment of distributions	445,898	15,008,919
Shares redeemed	(1,436,445)	(49,804,862)
Net increase (decrease)	(979,496)	$(34,410,838)
Year ended October 31, 2025:
Shares sold	39,713	$1,303,437
Shares issued to shareholders in reinvestment of distributions	363,447	12,019,193
Shares redeemed	(1,608,130)	(53,787,310)
Net increase (decrease)	(1,204,970)	$(40,464,680)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI WMC Value Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,543,675,212	53,921,235
Karen Hammond	3,559,833,169	37,763,278
Stephanie Lynch	3,558,578,784	39,017,663
Adeel Jivraj	3,546,700,214	50,896,233
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

22

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

By:	/s/ Jack Benintende

Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	July 2, 2026